DOCUMENT AND ENTITY INFORMATION (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Sempra Energy
Entity Central Index Key	0001032208
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 16,600
Entity Common Shares Outstanding	243,290,805

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 475	$ 252
Restricted cash	46	24
Trade accounts receivable	1,146	1,198
Other accounts and notes receivable	153	147
Income taxes receivable	56
Deferred income taxes, net current assets	148
Inventories	408	346
Regulatory balancing accounts - undercollected	395	38
Regulatory Assets, Current	62	89
Fixed-price contracts and other derivatives, current assets	95	85
U. S. Treasury grants receivable	258
Asset held for sale, power plant	296
Settlement receivable related to wildfire litigation	5	10
Other current assets	152	143
Total current assets	3,695	2,332
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	22	22
Regulatory assets arising from pension and other postretirement benefit obligations	1,151	1,126
Regulatory assets arising from wildfire litigation costs	364	594
Regulatory Assets, Noncurrent	1,227	1,060
Nuclear decommissioning trusts	908	804
Other investments	1,516	1,671
Goodwill	1,111	1,036
Other intangible assets	436	448
Sundry	878	691
Total investments and other assets	7,613	7,452
Property, plant and equipment:
Property, Plant and Equipment, Gross	33,528	31,192
Less accumulated depreciation and amortization	(8,337)	(7,727)
Property, plant and equipment, net	25,191	23,465
Total assets	36,499	33,249
Current liabilities:
Short-term debt	546	449
Accounts payable - trade	976	983
Accounts payable - other	134	124
Income taxes payable		5
Deferred income taxes, net current liabilities		173
Dividends and interest payable	266	219
Regulatory balancing accounts - overcollected	141	105
Accrued compensation and benefits	337	323
Current portion of long-term debt	725	336
Fixed-price contracts and other derivatives, current liabilities	77	92
Customer deposits	143	142
Reserve for wildfire litigation	305	586
Other current liabilities	608	615
Total current liabilities	4,258	4,152
Long-term debt	11,621	10,078
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	144	142
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	1,456	1,423
Deferred income taxes, net noncurrent liabilities	2,100	1,520
Deferred investment tax credits	46	49
Regulatory liabilities arising from removal obligations	2,720	2,551
Asset retirement obligations	2,033	1,905
Regulatory Liability, Noncurrent	1	87
Fixed-price contracts and other derivatives, noncurrent liabilities	252	301
Reserve for wildfire litigation	22	10
Deferred credits and other	1,084	774
Total deferred credits and other liabilities	9,858	8,762
Contingently redeemable preferred stock of subsidiary	79	79
Equity:
Common stock	2,217	2,104
Retained earnings	8,441	8,162
Deferred compensation		(2)
Accumulated other comprehensive income (loss)	(376)	(489)
Total shareholders' equity	10,282	9,775
Preferred stock of subsidiaries	20	20
Other noncontrolling interests	381	383
Total equity	10,683	10,178
Total liabilities and equity	36,499	33,249
San Diego Gas and Electric Company and Subsidiary [Member]
Current assets:
Cash and cash equivalents	87	29
Restricted cash	10	21
Trade accounts receivable	252	267
Other accounts and notes receivable	21	23
Due from unconsolidated affiliates	39	67
Income taxes receivable	35	102
Inventories	82	82
Regulatory balancing accounts - undercollected	395	38
Regulatory assets arising from fixed-price contracts and other derivatives - current	39	67
Regulatory Assets, Current	10	11
Fixed-price contracts and other derivatives, current assets	41	27
Settlement receivable related to wildfire litigation	5	10
Other current assets	71	51
Total current assets	1,087	795
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	22	22
Deferred taxes recoverable in rates	718	570
Regulatory assets arising from fixed-price contracts and other derivatives - noncurrent	110	191
Regulatory assets arising from pension and other postretirement benefit obligations	303	309
Regulatory assets arising from wildfire litigation costs	364	594
Regulatory Assets, Noncurrent	252	160
Nuclear decommissioning trusts	908	804
Sundry	117	70
Total investments and other assets	2,794	2,720
Property, plant and equipment:
Property, Plant and Equipment, Gross	14,124	13,003
Less accumulated depreciation and amortization	(3,261)	(2,963)
Property, plant and equipment, net	10,863	10,040
Total assets	14,744	13,555
Current liabilities:
Accounts payable - trade	300	375
Due to unconsolidated affiliates	19	14
Deferred income taxes, net current liabilities	26	62
Dividends and interest payable	36	32
Accrued compensation and benefits	129	124
Current portion of long-term debt	16	19
Fixed-price contracts and other derivatives, current liabilities	56	55
Customer deposits	60	62
Reserve for wildfire litigation	305	586
Other current liabilities	157	107
Total current liabilities	1,104	1,436
Long-term debt	4,292	4,058
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	17	20
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	340	342
Deferred income taxes, net noncurrent liabilities	1,636	1,167
Deferred investment tax credits	25	26
Regulatory liabilities arising from removal obligations	1,603	1,462
Asset retirement obligations	733	693
Fixed-price contracts and other derivatives, noncurrent liabilities	209	243
Reserve for wildfire litigation	22	10
Deferred credits and other	386	178
Total deferred credits and other liabilities	4,971	4,141
Contingently redeemable preferred stock of subsidiary	79	79
Equity:
Common stock	1,338	1,338
Retained earnings	2,895	2,411
Accumulated other comprehensive income (loss)	(11)	(10)
Total shareholders' equity	4,222	3,739
Other noncontrolling interests	76	102
Total equity	4,298	3,841
Total liabilities and equity	14,744	13,555
Southern California Gas Company [Member]
Current assets:
Cash and cash equivalents	83	36
Trade accounts receivable	539	578
Other accounts and notes receivable	51	63
Due from unconsolidated affiliates	24	40
Income taxes receivable	104	17
Deferred income taxes, net current assets	3
Inventories	151	151
Regulatory Assets, Current	4	9
Other current assets	35	28
Total current assets	994	922
Investments And Other Assets [Abstract]
Regulatory assets arising from pension and other postretirement benefit obligations	835	808
Regulatory Assets, Noncurrent	148	137
Sundry	77	8
Total investments and other assets	1,060	953
Property, plant and equipment:
Property, Plant and Equipment, Gross	11,187	10,565
Less accumulated depreciation and amortization	(4,170)	(3,965)
Property, plant and equipment, net	7,017	6,600
Total assets	9,071	8,475
Current liabilities:
Accounts payable - trade	383	315
Accounts payable - other	82	78
Due to unconsolidated affiliates	37	2
Deferred income taxes, net current liabilities		44
Accrued compensation and benefits	116	99
Regulatory balancing accounts, net	141	105
Current portion of long-term debt	4	257
Customer deposits	76	75
Other current liabilities	124	172
Total current liabilities	963	1,147
Long-term debt	1,409	1,064
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	111	110
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	855	833
Deferred income taxes, net noncurrent liabilities	881	576
Deferred investment tax credits	20	23
Regulatory liabilities arising from removal obligations	1,103	1,075
Asset retirement obligations	1,238	1,161
Deferred taxes refundable in rates		87
Deferred credits and other	256	206
Total deferred credits and other liabilities	4,464	4,071
Equity:
Preferred stock	22	22
Common stock	866	866
Retained earnings	1,365	1,326
Accumulated other comprehensive income (loss)	(18)	(21)
Total equity	2,235	2,193
Total liabilities and equity	$ 9,071	$ 8,475

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment related to VIE	$ 466	$ 494
Long-term debt related to VIE	335	345
Shareholders' equity:
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	242,368,836	239,934,681
San Diego Gas and Electric Company and Subsidiary [Member]
Property, plant and equipment related to VIE	466	494
Long-term debt related to VIE	$ 335	$ 345
Shareholders' equity:
Common stock, shares authorized	255,000,000	255,000,000
Common stock, shares outstanding	117,000,000	117,000,000
Southern California Gas Company [Member]
Shareholders' equity:
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	91,000,000	91,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Utilities	$ 8,441	$ 8,322	$ 7,019
Energy-related businesses	1,206	1,714	1,984
Total revenues	9,647	10,036	9,003
Utilities [Abstract]
Cost of natural gas	(1,290)	(1,866)	(2,012)
Cost of electric fuel and purchased power	(1,760)	(1,397)	(637)
Energy-related businesses [Abstract]
Cost of natural gas, electric fuel and purchased power	(481)	(746)	(1,046)
Other cost of sales	(159)	(137)	(88)
Litigation expense	(26)	(37)	(169)
Other operation and maintenance	(2,923)	(2,788)	(2,499)
Depreciation and amortization	(1,090)	(976)	(866)
Franchise fees and other taxes	(359)	(343)	(327)
Equity Earnings (Losses) [Abstract]
Rockies Express Pipeline LLC	(312)	43	43
RBS Sempra Commodities LLP		(24)	(314)
Income (Loss) from Other Equity Method Investments	(7)	(10)	(21)
Remeasurement of equity method investments		277
Other income (expense), net	172	130	140
Interest income	24	26	16
Interest expense	(493)	(465)	(436)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	943	1,723	787
Income tax (expense) benefit	(59)	(394)	(133)
Equity earnings, net of income tax	36	52	49
Net income	920	1,381	703
Losses (earnings) attributable to noncontrolling interests	(55)	(42)	16
Preferred dividends of subsidiaries	(6)	(8)	(10)
Earnings	859	1,331	709
Basic earnings per common share:
Basic earnings per common share	$ 3.56	$ 5.55	$ 2.9
Basic earnings per common share, weighted-average number of shares outstanding (thousands)	241,347	239,720	244,736
Diluted earnings per common share:
Diluted earnings per common share	$ 3.48	$ 5.51	$ 2.86
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)	246,693	241,523	247,942
Dividends declared per share of common stock	$ 2.4	$ 1.92	$ 1.56
San Diego Gas and Electric Company and Subsidiary [Member]
Utility operating revenues
Electric	3,226	2,830	2,535
Natural gas	468	543	514
Total utility operating revenues	3,694	3,373	3,049
Utility operating expenses
Utility cost of natural gas	151	226	217
Utility cost of electric fuel and purchased power	892	715	637
Utility operation and maintenance	1,154	1,072	987
Utility depreciation and amortization	490	422	381
Utility franchise fees and other taxes	198	183	170
Total utility operating expenses	2,885	2,618	2,392
Utility operating income	809	755	657
Equity Earnings (Losses) [Abstract]
Other income (expense), net	69	79	10
Interest expense	(173)	(142)	(136)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	705	692	531
Income tax (expense) benefit	(190)	(237)	(173)
Net income	515	455	358
Losses (earnings) attributable to noncontrolling interests	(26)	(19)	16
Earnings	489	436	374
Preferred stock requirements	(5)	(5)	(5)
Earnings attributable to common shares	484	431	369
Southern California Gas Company [Member]
Utility operating revenues
Total utility operating revenues	3,282	3,816	3,822
Utility operating expenses
Utility cost of natural gas	1,074	1,568	1,699
Utility operation and maintenance	1,304	1,305	1,174
Utility depreciation and amortization	362	331	309
Utility franchise fees and other taxes	122	126	124
Total utility operating expenses	2,862	3,330	3,306
Utility operating income	420	486	516
Equity Earnings (Losses) [Abstract]
Other income (expense), net	17	13	12
Interest income		1	1
Interest expense	(68)	(69)	(66)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	369	431	463
Income tax (expense) benefit	(79)	(143)	(176)
Net income	290	288	287
Earnings	290	288	287
Preferred stock requirements	(1)	(1)	(1)
Earnings attributable to common shares	$ 289	$ 287	$ 286

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Comprehensive Income Disclosure [Line Items]
Net income	$ 920		$ 1,381		$ 703
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	117		(189)		46
Preferred dividends of subsidiaries	(6)		(8)		(10)
San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	515		455		358
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	(12)		(36)		7
Southern California Gas Company [Member]
Comprehensive Income Disclosure [Line Items]
Net income	290		288		287
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	3		1		3
Before-Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net income	865	[1]	1,339	[1]	719	[1]
Comprehensive income, net of income tax
Foreign currency translation adjustments	119	[1]	(79)	[1]	47	[1]
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			(54)	[1]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			(2)	[1]	(10)	[1]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(4)	[1]	(20)	[1]	23	[1]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(6)	[1]	(26)	[1]	(22)	[1]
Other Comprehensive Income (Loss), Net of Tax, Total	109	[1]	(181)	[1]	38	[1]
Total comprehensive income	974	[1]	1,158	[1]	757	[1]
Preferred dividends of subsidiaries	(6)	[1]	(8)	[1]	(10)	[1]
Total comprehensive income, after preferred dividends of subsidiaries	968	[1]	1,150	[1]	747	[1]
Before-Tax Amount [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	489	[1]	436	[1]	374	[1]
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1)	[1]			(1)	[1]
Other Comprehensive Income (Loss), Net of Tax, Total	(1)	[1]			(1)	[1]
Total comprehensive income	488	[1]	436	[1]	373	[1]
Before-Tax Amount [Member] | Southern California Gas Company [Member]
Comprehensive Income Disclosure [Line Items]
Net income	290	[1]	288	[1]	287	[1]
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	5	[1]	(2)	[1]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	2	[1]	3	[1]	5	[1]
Other Comprehensive Income (Loss), Net of Tax, Total	7	[1]	1	[1]	5	[1]
Total comprehensive income	297	[1]	289	[1]	292	[1]
Income Tax (Expense) Benefit [Member]
Comprehensive income, net of income tax
Foreign currency translation adjustments			3
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			1		2
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	2		8		(10)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	2		10		9
Other Comprehensive Income (Loss), Net of Tax, Total	4		22		1
Total comprehensive income	4		22		1
Total comprehensive income, after preferred dividends of subsidiaries	4		22		1
Income Tax (Expense) Benefit [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax					1
Other Comprehensive Income (Loss), Net of Tax, Total					1
Total comprehensive income					1
Income Tax (Expense) Benefit [Member] | Southern California Gas Company [Member]
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(3)		1
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(1)		(1)		(2)
Other Comprehensive Income (Loss), Net of Tax, Total	(4)				(2)
Total comprehensive income	(4)				(2)
Net-Of-Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net income	865		1,339		719
Comprehensive income, net of income tax
Foreign currency translation adjustments	119		(76)		47
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			(54)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			(1)		(8)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)		(12)		13
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(4)		(16)		(13)
Other Comprehensive Income (Loss), Net of Tax, Total	113		(159)		39
Total comprehensive income	978		1,180		758
Preferred dividends of subsidiaries	(6)		(8)		(10)
Total comprehensive income, after preferred dividends of subsidiaries	972		1,172		748
Net-Of-Tax Amount [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	489		436		374
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1)
Other Comprehensive Income (Loss), Net of Tax, Total	(1)
Total comprehensive income	488		436		374
Net-Of-Tax Amount [Member] | Southern California Gas Company [Member]
Comprehensive Income Disclosure [Line Items]
Net income	290		288		287
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	2		(1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	1		2		3
Other Comprehensive Income (Loss), Net of Tax, Total	3		1		3
Total comprehensive income	293		289		290
Noncontrolling Interests [Member]
Comprehensive Income Disclosure [Line Items]
Net income	55		42		(16)
Comprehensive income, net of income tax
Foreign currency translation adjustments	15		6
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(11)		(36)		7
Other Comprehensive Income (Loss), Net of Tax, Total	4		(30)		7
Total comprehensive income	59		12		(9)
Total comprehensive income, after preferred dividends of subsidiaries	59		12		(9)
Noncontrolling Interests [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	26		19		(16)
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(11)		(36)		7
Other Comprehensive Income (Loss), Net of Tax, Total	(11)		(36)		7
Total comprehensive income	15		(17)		(9)
Total Equity [Member]
Comprehensive Income Disclosure [Line Items]
Net income	920		1,381		703
Comprehensive income, net of income tax
Foreign currency translation adjustments	134		(70)		47
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			(54)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			(1)		(8)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)		(12)		13
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(15)		(52)		(6)
Other Comprehensive Income (Loss), Net of Tax, Total	117		(189)		46
Total comprehensive income	1,037		1,192		749
Preferred dividends of subsidiaries	(6)		(8)		(10)
Total comprehensive income, after preferred dividends of subsidiaries	1,031		1,184		739
Total Equity [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	515		455		358
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(11)		(36)		7
Other Comprehensive Income (Loss), Net of Tax, Total	(12)		(36)		7
Total comprehensive income	$ 503		$ 419		$ 365

[1]	Except for Net Income (Loss) and Total Comprehensive Income (Loss).

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 920	$ 1,381	$ 703
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,090	976	866
Deferred income taxes and investment tax credits	(43)	3	37
Equity earnings	324	(61)	243
Remeasurement of equity method investments		(277)
Fixed-price contracts and other derivatives	(26)	2	13
Other adjustments to reconcile net income to net cash provided by operating activities	34	(15)	(55)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	36	(32)	89
Net change in income taxes, net	(29)	269	12
Net change in inventories	(78)	(84)	(62)
Net change in regulatory balancing accounts	(291)	(150)	(155)
Net change in regulatory assets and liabilities	(6)	(2)	6
Net change in other current assets	180	295	310
Net change in accounts payable	3	60	79
Net change in other current liabilities	(445)	(580)	(179)
Net change in other working capital components	(630)	(224)	100
Distributions from RBS Sempra Commodities LLP, operating activities		53	198
Changes in other assets	219	34	54
Changes in other liabilities	130	(5)	(5)
Net cash provided by operating activities	2,018	1,867	2,154
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(2,956)	(2,844)	(2,062)
Proceeds from sale of assets	74	2	303
Expenditures for investments and acquisition of businesses, net of cash acquired	(445)	(941)	(611)
Distributions from RBS Sempra Commodities LLP, investing activities		570	849
Distributions from other investments	207	64	371
Purchases of nuclear decommissioning and other trust assets	(738)	(755)	(371)
Proceeds from sales by nuclear decommissioning and other trusts	733	753	372
Decrease in restricted cash	196	653	195
Increase in restricted cash	(218)	(541)	(318)
Other cash flows from investing activities	(11)	(31)	(11)
Net cash used in investing activities	(3,158)	(3,070)	(1,283)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(550)	(440)	(364)
Preferred dividends paid by subsidiaries	(6)	(8)	(10)
Issuances of common stock	78	28	40
Repurchases of common stock	(16)	(18)	(502)
Redemption of subsidiary preferred stock		(80)
Issuances of debt (maturities greater than 90 days)	3,097	2,098	1,125
Payments on debt (maturities greater than 90 days)	(1,112)	(482)	(905)
Increase (decrease) in short-term debt, net	(47)	(498)	568
Distributions to noncontrolling interests	(61)	(16)	(24)
Purchase of noncontrolling interests	(7)	(43)
Other cash flows from financing activities	(21)	(7)	3
Net cash provided by (used in) financing activities	1,355	534	(69)
Effect of exchange rate changes on cash and cash equivalents	8	9
Increase (decrease) in cash and cash equivalents	223	(660)	802
Cash and cash equivalents, beginning of period	252	912	110
Cash and cash equivalents, end of period	475	252	912
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	458	440	415
Income tax payments, net of refunds	130	144	68
Acquisition Of Business [Abstract]
Assets acquired	29	2,833	303
Cash paid, net of cash acquired	(19)	(611)	(292)
Fair of equity method investments immediately prior to the acquisition		(882)
Fair value of noncontrolling interests		(279)
Additional consideration accrued		(32)
Liabilities Assumed	10	1,029	11
Increase in capital lease obligations for investments in property, plant and equipment	3		192
Accrued capital expenditures	357	368	341
U.S. Treasury grants receivable	213
Return of investment		180
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Dividends declared but not paid	150	120	96
Cancellation of debt		180
Conversion of debt to equity		30
San Diego Gas and Electric Company and Subsidiary [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	515	455	358
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	490	422	381
Deferred income taxes and investment tax credits	285	290	52
Fixed-price contracts and other derivatives	(12)	(13)	22
Other adjustments to reconcile net income to net cash provided by operating activities	(63)	(68)	(32)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	12	6
Net change in due to/from affiliates, net	29	6	(2)
Net change in income taxes, net	85	(111)	12
Net change in inventories		(11)	(10)
Net change in regulatory balancing accounts	(322)	(87)	(99)
Net change in other current assets	208	309	343
Net change in accounts payable	(42)	68	23
Net change in interest payable	5	6	10
Net change in other current liabilities	(419)	(430)	(340)
Net change in other working capital components	(444)	(244)	(63)
Changes in other assets	201	33	14
Changes in other liabilities	129	7	(3)
Net cash provided by operating activities	1,101	882	729
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,237)	(1,831)	(1,210)
Proceeds from sale of assets		1
Purchases of nuclear decommissioning trust assets	(732)	(748)	(362)
Proceeds from sales by nuclear decommissioning trusts	723	741	352
Decrease (increase) in notes receivable from unconsolidated affiliates, net			14
Decrease in restricted cash	92	520	152
Increase in restricted cash	(81)	(447)	(260)
Net cash used in investing activities	(1,235)	(1,764)	(1,314)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution		200
Preferred dividends paid	(5)	(5)	(5)
Issuances of long-term debt	249	598	744
Payments on long-term debt	(10)	(10)	(10)
Contributions to noncontrolling interests		5
Distributions to noncontrolling interests	(40)		(24)
Other cash flows from financing activities	(2)	(4)	(6)
Net cash provided by (used in) financing activities	192	784	699
Increase (decrease) in cash and cash equivalents	58	(98)	114
Cash and cash equivalents, beginning of period	29	127	13
Cash and cash equivalents, end of period	87	29	127
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	162	131	120
Income tax payments, net of refunds	(242)	59	108
Acquisition Of Business [Abstract]
Increase in capital lease obligations for investments in property, plant and equipment	3		188
Accrued capital expenditures	153	187	173
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Dividends declared but not paid	1	1	1
Southern California Gas Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	290	288	287
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	362	331	309
Deferred income taxes and investment tax credits	128	130	107
Other adjustments to reconcile net income to net cash provided by operating activities	(12)	(6)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	37	(57)	18
Net change in due to/from affiliates, net	51	(18)	11
Net change in income taxes, net	(83)	(12)	5
Net change in inventories	(1)	(46)	(12)
Net change in regulatory balancing accounts	31	(63)	(56)
Net change in other current assets	(6)	5	(2)
Net change in accounts payable	54	(7)	52
Net change in customer deposits	1	2	(13)
Net change in other current liabilities	(24)	(5)	29
Net change in other working capital components	60	(201)	32
Changes in other assets	14	19	(7)
Changes in other liabilities	4	(7)	8
Net cash provided by operating activities	846	554	736
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(639)	(683)	(503)
Decrease (increase) in notes receivable from unconsolidated affiliates, net	(4)	49	(63)
Net cash used in investing activities	(643)	(634)	(566)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(250)	(50)	(100)
Preferred dividends paid	(1)	(1)	(1)
Issuances of long-term debt	348		299
Payments on long-term debt	(250)	(250)
Debt issuance costs	(3)
Net cash provided by (used in) financing activities	(156)	(301)	198
Increase (decrease) in cash and cash equivalents	47	(381)	368
Cash and cash equivalents, beginning of period	36	417	49
Cash and cash equivalents, end of period	83	36	417
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	62	65	54
Income tax payments, net of refunds	16	25	64
Acquisition Of Business [Abstract]
Increase in capital lease obligations for investments in property, plant and equipment			4
Accrued capital expenditures	$ 115	$ 97	$ 103

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND CHANGES IN EQUITY (USD $) In Millions, unless otherwise specified	Total	San Diego Gas and Electric Company and Subsidiary [Member]	Southern California Gas Company [Member]	Preferred Stock Southern California Gas Company [Member]	Common Stock	Common Stock San Diego Gas and Electric Company and Subsidiary [Member]	Common Stock Southern California Gas Company [Member]	Retained Earnings	Retained Earnings San Diego Gas and Electric Company and Subsidiary [Member]	Retained Earnings Southern California Gas Company [Member]	Deferred Compensation E S O P [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) San Diego Gas and Electric Company and Subsidiary [Member]	Accumulated Other Comprehensive Income (Loss) Southern California Gas Company [Member]	Total Shareholders' Equity	Total Shareholders' Equity San Diego Gas and Electric Company and Subsidiary [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] San Diego Gas and Electric Company and Subsidiary [Member]
Equity, beginning of period at Dec. 31, 2009	$ 9,244	$ 2,885	$ 1,766	$ 22	$ 2,418	$ 1,138	$ 866	$ 6,964	$ 1,611	$ 903	$ (13)	$ (369)	$ (10)	$ (25)	$ 9,000	$ 2,739	$ 244	$ 146
Comprehensive income, net of income tax
Net income	703	358	287					719	374	287					719	374	(16)	(16)
Other Comprehensive Income (Loss), Net of Tax	46	7	3									39		3	39		7	7
Comprehensive income (loss)	749	365	290									39		3	758	374	(9)	(9)
Share-based compensation expense	38				38										38
Common stock dividends declared	(381)		(100)					(381)		(100)					(381)
Preferred stock dividends declared		(5)	(1)						(5)	(1)						(5)
Preferred dividends of subsidiaries	(10)							(10)							(10)
Issuance of common stock	64				64										64
Tax benefit related to share-based compensation	5				5										5
Repurchases of common stock	(502)				(502)										(502)
Common stock released from ESOP	18				13						5				18
Distributions to noncontrolling interests	(24)	(24)															(24)	(24)
Equity, end of period at Dec. 31, 2010	9,201	3,221	1,955	22	2,036	1,138	866	7,292	1,980	1,089	(8)	(330)	(10)	(22)	8,990	3,108	211	113
Comprehensive income, net of income tax
Net income	1,381	455	288					1,339	436	288					1,339	436	42	19
Other Comprehensive Income (Loss), Net of Tax	(189)	(36)	1									(159)		1	(159)		(30)	(36)
Comprehensive income (loss)	1,192	419	289									(159)		1	1,180	436	12	(17)
Share-based compensation expense	48				48										48
Common stock dividends declared	(461)		(50)					(461)		(50)					(461)
Preferred stock dividends declared		(5)	(1)						(5)	(1)						(5)
Preferred dividends of subsidiaries	(8)							(8)							(8)
Capital contribution		200				200										200
Issuance of common stock	28				28										28
Repurchases of common stock	(18)				(18)										(18)
Common stock released from ESOP	20				14						6				20
Acquisition of South American entities	279																279
Equity contributed by noncontrolling interests	36	6															36	6
Distributions to noncontrolling interests	(16)																(16)
Purchase of noncontrolling interest in subsidiary	(43)				(4)										(4)		(39)
Redemption of preferred stock of subidiary	(80)																(80)
Equity, end of period at Dec. 31, 2011	10,178	3,841	2,193	22	2,104	1,338	866	8,162	2,411	1,326	(2)	(489)	(10)	(21)	9,775	3,739	403	102
Comprehensive income, net of income tax
Net income	920	515	290					865	489	290					865	489	55	26
Other Comprehensive Income (Loss), Net of Tax	117	(12)	3									113	(1)	3	113	(1)	4	(11)
Comprehensive income (loss)	1,037	503	293									113	(1)	3	978	488	59	15
Share-based compensation expense	44				44										44
Common stock dividends declared	(580)		(250)					(580)		(250)					(580)
Preferred stock dividends declared		(5)	(1)						(5)	(1)						(5)
Preferred dividends of subsidiaries	(6)							(6)							(6)
Issuance of common stock	78				78										78
Repurchases of common stock	(16)				(16)										(16)
Common stock released from ESOP	9				7						2				9
Equity contributed by noncontrolling interests	8																8
Distributions to noncontrolling interests	(62)	(41)															(62)	(41)
Purchase of noncontrolling interest in subsidiary	(7)																(7)
Equity, end of period at Dec. 31, 2012	$ 10,683	$ 4,298	$ 2,235	$ 22	$ 2,217	$ 1,338	$ 866	$ 8,441	$ 2,895	$ 1,365		$ (376)	$ (11)	$ (18)	$ 10,282	$ 4,222	$ 401	$ 76

SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Significant Accounting Policies And Other Financial Data

SEMPRA ENERGY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA

PRINCIPLES OF CONSOLIDATION

Sempra Energy

Sempra Energy's Consolidated Financial Statements include the accounts of Sempra Energy, a California-based Fortune 500 holding company, and its consolidated subsidiaries and variable interest entities (VIEs). Sempra Energy's principal operating units are

  San Diego Gas & Electric Company (SDG&E) and Southern California Gas Company (SoCalGas), which are separate, reportable segments;
  Sempra International, which includes our Sempra South American Utilities and Sempra Mexico reportable segments; and

  Sempra U.S. Gas & Power, which includes our Sempra Renewables and Sempra Natural Gas reportable segments.

We provide descriptions of each of our segments in Note 16.

We refer to SDG&E and SoCalGas collectively as the California Utilities, which do not include the utilities in our Sempra International and Sempra U.S. Gas & Power operating units. Sempra Global is the holding company for most of our subsidiaries that are not subject to California utility regulation. All references in these Notes to “Sempra International,” “Sempra U.S. Gas & Power” and their respective reportable segments are not intended to refer to any legal entity with the same or similar name.

Sempra Energy uses the equity method to account for investments in affiliated companies over which we have the ability to exercise significant influence, but not control. We discuss our investments in unconsolidated subsidiaries in Notes 3 and 4.

During the fourth quarter of 2012, we revised the manner in which we make resource allocation decisions to our Sempra Mexico segment and assess its performance, as we discuss in Notes 16 and 18. As a result, we have reclassified certain amounts from Parent and Other, which contains interest and other corporate costs and certain holding company activities, to our Sempra Mexico segment. In accordance with accounting principles generally accepted in the United States (U.S. GAAP), our historical segment disclosures have been restated to be consistent with the current presentation.

SDG&E

SDG&E's Consolidated Financial Statements include its accounts and the accounts of a VIE of which SDG&E is the primary beneficiary, as we discuss below under “Variable Interest Entities.” SDG&E's common stock is wholly owned by Enova Corporation, which is a wholly owned subsidiary of Sempra Energy.

SoCalGas

SoCalGas' Consolidated Financial Statements include its subsidiaries, which comprise less than one percent of its consolidated financial position and results of operations. SoCalGas' common stock is wholly owned by Pacific Enterprises (PE), which is a wholly owned subsidiary of Sempra Energy.

BASIS OF PRESENTATION

This is a combined report of Sempra Energy, SDG&E and SoCalGas. We provide separate information for SDG&E and SoCalGas as required. References in this report to “we,” “our” and “Sempra Energy Consolidated” are to Sempra Energy and its consolidated entities, unless otherwise indicated by the context. We have eliminated intercompany accounts and transactions within the consolidated financial statements of each reporting entity.

Regulated Operations

Sempra South American Utilities has controlling interests in two electric distribution utilities in South America. Sempra Natural Gas owns Mobile Gas Service Corporation (Mobile Gas) in southwest Alabama and Willmut Gas Company (Willmut Gas) in Mississippi, and Sempra Mexico owns Ecogas Mexico, S de RL de CV (Ecogas) in northern Mexico, all natural gas distribution utilities. The California Utilities, Sempra Natural Gas' Mobile Gas and Willmut Gas, and Sempra Mexico's Ecogas prepare their financial statements in accordance with U.S. GAAP provisions governing regulated operations, as we discuss below under “Regulatory Matters.” We discuss revenue recognition at our utilities in “Revenues−Utilities” below.

Use of Estimates in the Preparation of the Financial Statements

We prepare our financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). This requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including the disclosure of contingent assets and liabilities at the date of the financial statements. Although we believe the estimates and assumptions are reasonable, actual amounts ultimately may differ significantly from those estimates.

Subsequent Events

We evaluated events and transactions that occurred after December 31, 2012 through the date the financial statements were issued, and in the opinion of management, the accompanying statements reflect all adjustments necessary for a fair presentation. We discuss subsequent events further in Note 18.

REGULATORY MATTERS

Effects of Regulation

The accounting policies of our regulated utility subsidiaries in California, SDG&E and SoCalGas, conform with U.S. GAAP for regulated enterprises and reflect the policies of the California Public Utilities Commission (CPUC) and the Federal Energy Regulatory Commission (FERC).

The California Utilities prepare their financial statements in accordance with U.S. GAAP provisions governing regulated operations. Under these provisions, a regulated utility records a regulatory asset if it is probable that, through the ratemaking process, the utility will recover that asset from customers. To the extent that recovery is no longer probable, the related regulatory assets are written off. Regulatory liabilities generally represent amounts collected from customers in advance of the actual expenditure by the utility. If the actual expenditures are less than amounts previously collected from ratepayers, the excess would be refunded to customers, generally by reducing future rates. Regulatory liabilities may also arise from other transactions such as unrealized gains on fixed price contracts and other derivatives or certain deferred income tax benefits which are passed through to customers in future rates. In addition, the California Utilities record regulatory liabilities when the CPUC or the FERC requires a refund to be made to customers or has required that a gain or other transaction of net allowable costs be given to customers over future periods.

Determining probability of recovery requires significant judgment by management and may include, but is not limited to, consideration of the nature of the event giving rise to the assessment;
  existing statutes and regulatory code;
  legal precedence;
  regulatory principles and analogous regulatory actions;
  testimony presented in regulatory hearings;
  proposed regulatory decisions;
  final regulatory orders;
  a commission-authorized mechanism established for the accumulation of costs;
  status of applications for rehearings or state court appeals;
  specific approval from a commission; and

  historical experience.

A commission has not denied the recovery of any material costs previously recognized by either SDG&E or SoCalGas as regulatory assets during 2012, 2011, nor 2010.

Our other natural gas distribution utilities, Mobile Gas, Willmut Gas and Ecogas, also apply U.S. GAAP for regulated utilities to their operations.

We provide information concerning regulatory assets and liabilities below in “Regulatory Balancing Accounts” and “Regulatory Assets and Liabilities.”

Regulatory Balancing Accounts

The following table summarizes our regulatory balancing accounts at December 31.

SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Overcollected	$643	$709	$340	$419	$303	$290
Undercollected	(897)	(642)	(735)	(457)	(162)	(185)
Net (receivable) payable(1)	$(254)	$67	$(395)	$(38)	$141	$105
(1)	At December 31, 2012 and 2011, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheet.

Over- and under-collected regulatory balancing accounts reflect the difference between customer billings and recorded or CPUC-authorized costs, primarily commodity costs. Amounts in the balancing accounts are recoverable (receivable) or refundable (payable) in future rates, subject to CPUC approval. Balancing account treatment eliminates the impact on earnings from variances in the covered costs from authorized amounts. Absent balancing account treatment, variations in the cost of fuel supply and certain operating and maintenance costs from amounts approved by the CPUC would increase volatility in utility earnings.

We provide additional information about regulatory matters in Notes 14 and 15.

Regulatory Assets and Liabilities

We show the details of regulatory assets and liabilities in the following table, and discuss each of them separately below.

REGULATORY ASSETS (LIABILITIES) AT DECEMBER 31
(Dollars in millions)
	2012	2011
SDG&E
Fixed-price contracts and other derivatives	$149	$258
Costs related to wildfire litigation	364	594
Deferred taxes recoverable in rates	718	570
Pension and other postretirement benefit obligations	303	309
Removal obligations(1)	(1,603)	(1,462)
Unamortized loss on reacquired debt, net	16	20
Environmental costs	16	17
Legacy meters	90	91
Sunrise Powerlink fire mitigation	117	―
Other	23	43
Total SDG&E	193	440
SoCalGas
Pension and other postretirement benefit obligations	835	808
Employee benefit costs	58	66
Removal obligations(1)	(1,103)	(1,075)
Deferred taxes recoverable (refundable) in rates	38	(87)
Unamortized loss on reacquired debt, net	17	20
Environmental costs	14	21
Workers’ compensation	27	44
Other	(2)	(5)
Total SoCalGas	(116)	(208)
Other Sempra Energy
Mobile Gas regulatory assets	20	10
Mobile Gas regulatory liabilities	(15)	(15)
Willmut Gas	(2)	―
Ecogas	1	3
Total Other Sempra Energy	4	(2)
Total Sempra Energy Consolidated	$81	$230
(1)	Related to obligations discussed below in “Asset Retirement Obligations.”

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31
(Dollars in millions)
	2012			2011
	Sempra			Sempra
	Energy			Energy
	Consolidated	SDG&E	SoCalGas	Consolidated	SDG&E	SoCalGas
Current regulatory assets	$62	$49	$4	$89	$78	$9
Noncurrent regulatory assets	2,742	1,747	983	2,780	1,824	945
Current regulatory liabilities(1)	(2)	―	―	(1)	―	―
Noncurrent regulatory liabilities	(2,721)	(1,603)	(1,103)	(2,638)	(1,462)	(1,162)
Total	$81	$193	$(116)	$230	$440	$(208)
(1)	Included in Other Current Liabilities.

In the tables above:

  Regulatory assets arising from fixed-price contracts and other derivatives are offset by corresponding liabilities arising from purchased power and natural gas commodity and transportation contracts. The regulatory asset is increased/decreased based on changes in the fair market value of the contracts. It is also reduced as payments are made for commodities and services under these contracts.
  Regulatory assets arising from costs related to wildfire litigation are costs in excess of liability insurance coverage and amounts recovered from third parties, as we discuss in Note 14 under “Excess Wildfire Claims Cost Recovery” and Note 15 under “SDG&E—2007 Wildfire Litigation.”
  Deferred taxes recoverable/refundable in rates are based on current regulatory ratemaking and income tax laws. SDG&E and SoCalGas expect to recover/refund net regulatory assets/liabilities related to deferred income taxes over the lives of the assets that give rise to the accumulated deferred income tax liabilities/assets.
  Regulatory assets related to pension and other postretirement benefit obligations are offset by corresponding liabilities and are being recovered in rates as the plans are funded.
  Regulatory assets related to unamortized losses on reacquired debt are recovered over the remaining original amortization periods of the losses on reacquired debt. These periods range from 1 month to 15 years for SDG&E and from 5 months to 13 years for SoCalGas.
  Regulatory assets related to environmental costs represent the portion of our environmental liability recognized at the end of the period in excess of the amount that has been recovered through rates charged to customers. We expect this amount to be recovered in future rates as expenditures are made.
  The regulatory asset related to the legacy meters removed from service and replaced under the Smart Meter Program is their undepreciated value. SDG&E expects to recover this asset over a remaining life of 27 years.

  The regulatory asset related to Sunrise Powerlink fire mitigation is offset by a corresponding liability for the funding of a trust to cover the mitigation costs. SDG&E expects to recover the regulatory asset in rates as the trust is funded over a 50-year period.

For substantially all of these assets, the cash has not yet been expended and the assets are offset by liabilities that do not incur a carrying cost.

FAIR VALUE MEASUREMENTS

We apply recurring fair value measurements to certain assets and liabilities, primarily nuclear decommissioning and benefit plan trust assets and other miscellaneous derivatives. “Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

A fair value measurement reflects the assumptions market participants would use in pricing an asset or liability based on the best available information. These assumptions include the risk inherent in a particular valuation technique (such as a pricing model) and the risks inherent in the inputs to the model. Also, we consider an issuer's credit standing when measuring its liabilities at fair value.

We establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 financial instruments primarily consist of listed equities, U.S. government treasury securities and exchange-traded derivatives.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including:

  quoted forward prices for commodities
  time value
  current market and contractual prices for the underlying instruments volatility factors

  other relevant economic measures

Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Our financial instruments in this category include the Nuclear Decommissioning Trusts' investments at SDG&E and non-exchange-traded derivatives such as interest rate instruments and over-the-counter (OTC) forwards and options.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value from the perspective of a market participant.

CASH AND CASH EQUIVALENTS

Cash equivalents are highly liquid investments with maturities of three months or less at the date of purchase.

RESTRICTED CASH

Restricted cash at Sempra Energy, including amounts at SDG&E discussed below, was $68 million and $46 million at December 31, 2012 and 2011, respectively. Of this, $46 million and $24 million were classified as current and $22 million and $22 million were classified as noncurrent at December 31, 2012 and 2011, respectively.

Sempra Renewables had restricted cash at December 31, 2012 of $35 million classified as current, which represents funds held in accordance with long-term debt agreements at Mesquite Solar 1 and Copper Mountain Solar 1. We discuss the debt agreements further in Note 5 and in “Restricted Net Assets” below.

SDG&E had $32 million and $29 million of restricted cash at December 31, 2012 and 2011, respectively, which represents funds held by a trustee for Otay Mesa VIE (see “Variable Interest Entities—Otay Mesa VIE” below) to pay certain operating costs. Of this, $10 million and $7 million were classified as current and $22 million and $22 million were classified as noncurrent at December 31, 2012 and 2011, respectively. In addition, SDG&E had restricted cash at December 31, 2011 of $14 million related to the purchase of a power plant on January 1, 2012.

COLLECTION ALLOWANCES

We record allowances for the collection of trade and other accounts and notes receivable which include allowances for doubtful customer accounts and for other receivables. We show the changes in these allowances in the table below:

COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
Allowances for collection of receivables at January 1	$29	$29	$27
Provisions for uncollectible accounts	21	20	22
Write-offs of uncollectible accounts	(19)	(20)	(20)
Allowances for collection of receivables at December 31	$31	$29	$29
SDG&E
Allowances for collection of receivables at January 1	$6	$5	$4
Provisions for uncollectible accounts	5	8	7
Write-offs of uncollectible accounts	(5)	(7)	(6)
Allowances for collection of receivables at December 31	$6	$6	$5
SoCalGas
Allowances for collection of receivables at January 1	$12	$14	$16
Provisions for uncollectible accounts	12	8	8
Write-offs of uncollectible accounts	(10)	(10)	(10)
Allowances for collection of receivables at December 31	$14	$12	$14

We evaluate accounts receivable collectability using a combination of factors, including past due status based on contractual terms, trends in write-offs, the age of the receivable, counterparty creditworthiness, economic conditions and specific events, such as bankruptcies. Adjustments to the allowance for doubtful accounts are made when necessary based on the results of analysis, the aging of receivables, and historical and industry trends.

We write off accounts receivable in the period in which we deem the receivable to be uncollectible.  We record recoveries of accounts receivable previously written off when it is known that they will be received.

INVENTORIES

The California Utilities value natural gas inventory by the last-in first-out (LIFO) method. As inventories are sold, differences between the LIFO valuation and the estimated replacement cost are reflected in customer rates. Materials and supplies at the California Utilities are generally valued at the lower of average cost or market.

Sempra Mexico, Sempra South American Utilities and Sempra Natural Gas value natural gas inventory and materials and supplies at the lower of average cost or market. Sempra Natural Gas and Sempra Mexico value liquefied natural gas (LNG) inventory by the first-in first-out method.

The components of inventories by segment are as follows:

INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Natural Gas			LNG			Materials and supplies		Total
	2012	2011		2012	2011		2012	2011	2012	2011
SDG&E	$3	$6	$	―	$	―	$79	$76	$82	$82
SoCalGas	128	128		―		―	23	23	151	151
Sempra South American Utilities	―	―		―		―	34	36	34	36
Sempra Mexico	―	―		8		10	8	7	16	17
Sempra Renewables	―	―		―		―	3	―	3	―
Sempra Natural Gas	109	47		8		4	5	9	122	60
Sempra Energy Consolidated	$240	$181		$16		$14	$152	$151	$408	$346

U.S. TREASURY GRANTS RECEIVABLE

As of December 31, 2012, Sempra Renewables has recorded grants receivable totaling $258 million. Based on eligible costs at its Mesquite Solar 1 and Copper Mountain Solar 2 generating facilities, the grants are recognized when the projects, or portions of projects, are placed into service. The grants are expected to be received in 2013.

INCOME TAXES

Income tax expense includes current and deferred income taxes from operations during the year. We record deferred income taxes for temporary differences between the book and the tax bases of assets and liabilities. Investment tax credits from prior years are amortized to income by the California Utilities over the estimated service lives of the properties as required by the CPUC. At our other businesses, we reduce the book basis of the related asset by the amount of investment tax credit earned. At Sempra Renewables, production tax credits are recognized in income tax expense as earned.

The California Utilities, Mobile Gas, and Willmut Gas recognize regulatory assets to offset deferred tax liabilities if it is probable that the amounts will be recovered from customers; and

  regulatory liabilities to offset deferred tax assets if it is probable that the amounts will be returned to customers.

Other than local country withholding tax on current Peruvian earnings, we currently do not record deferred income taxes for basis differences between financial statement and income tax investment amounts in non-U.S. subsidiaries because their cumulative undistributed earnings are indefinitely reinvested.

When there are uncertainties related to potential income tax benefits, in order to qualify for recognition, the position we take has to have at least a “more likely than not” chance of being sustained (based on the position's technical merits) upon challenge by the respective authorities. The term “more likely than not” means a likelihood of more than 50 percent. Otherwise, we may not recognize any of the potential tax benefit associated with the position. We recognize a benefit for a tax position that meets the “more likely than not” criterion at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon its effective resolution.

Unrecognized tax benefits involve management's judgment regarding the likelihood of the benefit being sustained. The final resolution of uncertain tax positions could result in adjustments to recorded amounts and may affect our results of operations, financial position and cash flows.

We provide additional information about income taxes in Note 7.

RENEWABLE ENERGY CERTIFICATES

Renewable energy certificates (RECs) represent property rights established by governmental agencies for the environmental, social, and other nonpower qualities of renewable electricity generation. A REC, and its associated attributes and benefits, can be sold separately from the underlying physical electricity associated with a renewable-based generation source in certain markets.

Retail sellers of electricity obtain RECs through renewable power purchase agreements, internal generation or separate purchases in the market to comply with renewable portfolio standards established by the governmental agencies. RECs are the mechanism used to verify renewable portfolio standards compliance. The cost of RECs is recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment primarily represents the buildings, equipment and other facilities used by the California Utilities to provide natural gas and electric utility services, and by Sempra International and Sempra U.S. Gas & Power. It also reflects projects included in construction work in progress at these operating units.

Our plant costs include

  labor
  materials and contract services

  expenditures for replacement parts incurred during a major maintenance outage of a generating plant

In addition, the cost of our utility plant includes an allowance for funds used during construction (AFUDC). We discuss AFUDC below. The cost of non-utility plant includes capitalized interest.

Maintenance costs are expensed as incurred. The cost of most retired depreciable utility plant minus salvage value is charged to accumulated depreciation.

We discuss assets pledged as security for loans in Note 5.

PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, Plant
	and Equipment at		Depreciation rates for
	December 31,		years ended December 31,
	2012	2011	2012	2011	2010
SDG&E:
Natural gas operations	$1,406	$1,349	3.20%	3.15%	3.00%
Electric distribution	5,217	4,894	4.15	4.13	4.06
Electric transmission	3,714	1,938	2.63	2.74	2.70
Electric generation(1)	2,242	2,166	4.68	4.92	4.30
Other electric(2)	679	604	7.92	8.26	8.19
Construction work in progress	866	2,052	NA	NA	NA
Total SDG&E	14,124	13,003
SoCalGas:
Natural gas operations(3)	10,756	10,055	3.74	3.62	3.54
Other non-utility	129	129	1.36	1.62	1.74
Construction work in progress	302	381	NA	NA	NA
Total SoCalGas	11,187	10,565

			Estimated		Weighted Average
Other operating units and parent(4):			Useful Lives		Useful Life
Land and land rights	298	292	20 to 50 years(5)		47
Machinery and equipment:
Utility electric distribution operations	1,459	1,267	10 to 46 years		40
Generating plants	1,568	1,278	3 to 50 years		32
LNG terminals	2,061	2,059	3 to 50 years		47
Pipelines and storage	1,634	1,510	3 to 50 years		45
Other	241	168	2 to 50 years		15
Construction work in progress	692	849	NA		NA
Other	264	201	3 to 80 years		31
	8,217	7,624
Total Sempra Energy Consolidated	$33,528	$31,192
(1)					Includes capital lease assets of $183 million at both December 31, 2012 and 2011, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
(2)					Includes capital lease assets of $23 million and $26 million at December 31, 2012 and 2011, respectively.
(3)					Includes capital lease assets of $32 million and $33 million at December 31, 2012 and 2011, respectively.
(4)					December 31, 2012 balances include $144 million, $171 million and $18 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $126 million and $163 million of utility plant, primarily pipelines and other distribution assets, at Ecogas and Mobile Gas, respectively.
(5)					Estimated useful lives are for land rights.

Depreciation expense is based on the straight-line method over the useful lives of the assets or, for the California Utilities, a shorter period prescribed by the CPUC. Depreciation expense is computed using the straight-line method over the asset's estimated original composite useful life, the CPUC-prescribed period or the remaining term of the site leases, whichever is shortest.

The accumulated depreciation and decommissioning amounts on our Consolidated Balance Sheets are as follows:

ACCUMULATED DEPRECIATION AND DECOMMISSIONING AMOUNTS
(Dollars in millions)
	December 31,
	2012	2011
SDG&E:
Accumulated depreciation and decommissioning of utility plant in service:
Electric(1)	$2,660	$2,387
Natural gas	601	576
Total SDG&E	3,261	2,963
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	4,067	3,863
Accumulated depreciation – other non-utility	103	102
Total SoCalGas	4,170	3,965
Other operating units and parent:
Accumulated depreciation – other(3)	806	755
Accumulated depreciation of utility electric distribution operations	100	44
	906	799
Total Sempra Energy Consolidated	$8,337	$7,727
(1)	Includes accumulated depreciation for assets under capital lease of $21 million and $16 million at December 31, 2012 and 2011, respectively.
(2)	Includes accumulated depreciation for assets under capital lease of $28 million and $22 million at December 31, 2012 and 2011, respectively.
(3)	December 31, 2012 balances include $34 million, $21 million and $1 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $28 million and $15 million of accumulated depreciation for utility plant at Ecogas and Mobile Gas, respectively.

The California Utilities finance their construction projects with borrowed funds and equity funds. The CPUC and the FERC allow the recovery of the cost of these funds by the capitalization of AFUDC, calculated using rates authorized by the CPUC and the FERC, as a cost component of property, plant and equipment. The California Utilities earn a return on the capitalized AFUDC after the utility property is placed in service and recover the AFUDC from their customers over the expected useful lives of the assets.

Sempra International and Sempra U.S. Gas & Power businesses capitalize interest costs incurred to finance capital projects. The California Utilities also capitalize certain interest costs.

CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated:
AFUDC related to debt	$38	$40	$24
AFUDC related to equity	96	99	57
Other capitalized financing costs	52	26	33
Total Sempra Energy Consolidated	$186	$165	$114
SDG&E:
AFUDC related to debt	$30	$33	$18
AFUDC related to equity	71	80	43
Total SDG&E	$101	$113	$61
SoCalGas:
AFUDC related to debt	$8	$7	$6
AFUDC related to equity	25	19	14
Other capitalized financing costs	1	―	―
Total SoCalGas	$34	$26	$20

ASSETS HELD FOR SALE

We classify assets as held for sale when management approves and commits to a formal plan to actively market an asset for sale and we expect the sale to close within the next twelve months. Upon classifying an asset as held for sale, we record the asset at the lower of its carrying value or its estimated fair value reduced for selling costs, and we stop recording depreciation expense on the asset.

In December 2012, management approved a formal plan and executed an agreement to sell one 625-megawatt (MW) gas-fired power block of Sempra Natural Gas' Mesquite Power natural gas-fired power plant in Arizona in exchange for approximately $370 million in cash to Salt River Project Agricultural Improvement and Power District. We expect the transaction to close in the first quarter of 2013.

At December 31, 2012, the carrying amount of the major classes of assets and related liability held for sale associated with the plant includes the following:

(Dollars in millions)	2012
Property, plant, and equipment, net	$292
Inventories	4
Total assets held for sale	296
Liability held for sale - asset retirement obligation(1)	(5)
Total	$291
(1)	Included in Other Current Liabilities on the Consolidated Balance Sheet.

For the year ended December 31, 2012, there was no impairment of the assets held for sale as the estimated fair value less costs to sell exceeded the carrying amount.

GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is the excess of the purchase price over the fair value of the identifiable net assets of acquired companies measured at the time of acquisition. Goodwill is not amortized but is tested for impairment annually on October 1 or whenever events or changes in circumstances necessitate an evaluation. Impairment of goodwill occurs when the carrying amount (book value) of goodwill exceeds its implied fair value. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, and the book value of goodwill is greater than its fair value on the test date, we record a goodwill impairment loss.

For our annual goodwill impairment testing, under current U.S. GAAP guidance we have the option to first make a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before applying the two-step, quantitative goodwill impairment test. We evaluate relevant events and circumstances to decide whether to perform the qualitative assessment or to proceed directly to the two-step, quantitative goodwill impairment test. When we perform the two-step, quantitative goodwill impairment test, we exercise judgment to develop estimates of the fair value of the reporting unit and the corresponding goodwill. Our fair value estimates are developed from the perspective of a knowledgeable market participant. In the absence of observable transactions in the marketplace for similar investments, we consider an income-based approach such as discounted cash flow analysis. A discounted cash flow analysis may be based directly on anticipated future revenues and expenses and may be performed based on free cash flows generated within the reporting unit. Critical assumptions that affect our estimates of fair value may include consideration of market transactions
  future cash flows
  the appropriate risk-adjusted discount rate
  country risk
  entity risk

Sempra Natural Gas recorded goodwill of $10 million in connection with the acquisition of Willmut Gas Company in May 2012. Sempra South American Utilities recorded goodwill of $975 million in April 2011 in connection with the acquisition of AEI's interests in Chilquinta Energía S.A. (Chilquinta Energía) in Chile, Luz del Sur S.A.A. (Luz del Sur) in Peru, and their subsidiaries. We discuss these acquisitions in Note 3.

Goodwill included on the Sempra Energy Consolidated Balance Sheets is as follows:

GOODWILL
(Dollars in millions)
		Sempra
	South American		Sempra	Sempra
		Utilities	Mexico	Natural Gas	Total
Balance at December 31, 2010	$	―	$25	$62	$87
Acquisition of subsidiaries		975	―	―	975
Foreign currency translation(1)		(26)	―	―	(26)
Balance at December 31, 2011		949	25	62	1,036
Acquisition of subsidiary		―	―	10	10
Foreign currency translation(1)		65	―	―	65
Balance at December 31, 2012		$1,014	$25	$72	$1,111
(1)	We record the offset of this fluctuation to other comprehensive income.

We provide additional information concerning goodwill related to our equity method investments and the impairment of investments in unconsolidated subsidiaries in Note 4.

Other Intangible Assets

Sempra Natural Gas recorded $460 million of intangible assets in connection with the acquisition of EnergySouth, Inc. in 2008. These intangible assets represent storage and development rights related to the natural gas storage facilities of Bay Gas Storage Company, Ltd. (Bay Gas) and Mississippi Hub, LLC (Mississippi Hub) and were recorded at estimated fair value as of the date of the acquisition using discounted cash flows analysis. Our assumptions in determining fair value include estimated future cash flows, the estimated useful life of the intangible assets and our use of appropriate discount rates. We are amortizing these intangible assets over their estimated useful lives as shown in the table below.

Other Intangible Assets included on the Sempra Energy Consolidated Balance Sheets are as follows:

OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period	December 31,	December 31,
	(years)	2012	2011
Storage rights	46	$138	$138
Development rights	50	322	322
Other	15 years to indefinite	19	21
		479	481
Less accumulated amortization:
Storage rights		(13)	(10)
Development rights		(27)	(21)
Other		(3)	(2)
		(43)	(33)
Total		$436	$448

Intangible assets subject to amortization are amortized over their estimated useful lives. Amortization expense for such intangible assets was $10 million in each of 2012, 2011 and 2010. We estimate the amortization expense for the next five years to be $10 million per year.

LONG-LIVED ASSETS

We test long-lived assets for recoverability whenever events or changes in circumstances have occurred that may affect the recoverability or the estimated useful lives of long-lived assets. Long-lived assets include intangible assets subject to amortization, but do not include investments in unconsolidated subsidiaries. Events or changes in circumstances that indicate that the carrying amount of a long-lived asset may not be recoverable may include significant decreases in the market price of an asset
  a significant adverse change in the extent or manner in which we use an asset or in its physical condition a significant adverse change in legal or regulatory factors or in the business climate that could affect the value of an asset a current period operating or cash flow loss combined with a history of operating or cash flow losses or a projection of continuing losses associated with the use of a long-lived asset a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life

Impairment of long-lived assets occurs when the estimated future undiscounted cash flows are less than the carrying amount of the assets. If that comparison indicates that the assets' carrying value may not be recoverable, the impairment is measured based on the difference between the carrying amount and the fair value of the assets. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

VARIABLE INTEREST ENTITIES (VIE)

We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based upon qualitative and quantitative analyses, which assess the purpose and design of the VIE;
  the nature of the VIE's risks and the risks we absorb;
  the power to direct activities that most significantly impact the economic performance of the VIE; and

  the obligation to absorb losses or right to receive benefits that could be significant to the VIE.

SDG&E

Tolling Agreements

SDG&E has agreements under which it purchases power generated by facilities for which it supplies all of the natural gas to fuel the power plant (i.e., tolling agreements).  SDG&E's obligation to absorb natural gas costs may be a significant variable interest.  In addition, SDG&E has the power to direct the dispatch of electricity generated by these facilities. Based upon our analysis, the ability to direct the dispatch of electricity may have the most significant impact on the economic performance of the entity owning the generating facility because of the associated exposure to the cost of natural gas, which fuels the plants, and the value of electricity produced. To the extent that SDG&E (1) is obligated to purchase and provide fuel to operate the facility, (2) has the power to direct the dispatch, and (3) purchases all of the output from the facility for a substantial portion of the facility's useful life, SDG&E may be the primary beneficiary of the entity owning the generating facility. SDG&E determines if it is the primary beneficiary in these cases based on the operational characteristics of the facility, including its expected power generation output relative to its capacity to generate and the financial structure of the entity, among other factors. If we determine that SDG&E is the primary beneficiary, SDG&E and Sempra Energy consolidate the entity that owns the facility as a VIE, as we discuss below.

Otay Mesa VIE

SDG&E has an agreement to purchase power generated at the Otay Mesa Energy Center (OMEC), a 605-MW generating facility. In addition to tolling, the agreement provides SDG&E with the option to purchase the power plant at the end of the contract term in 2019, or upon earlier termination of the purchased-power agreement, at a predetermined price subject to adjustments based on performance of the facility. If SDG&E does not exercise its option, under certain circumstances, it may be required to purchase the power plant at a predetermined price, which we refer to as the put option.

The facility owner, Otay Mesa Energy Center LLC (OMEC LLC), is a VIE (Otay Mesa VIE), of which SDG&E is the primary beneficiary. SDG&E has no OMEC LLC voting rights and does not operate OMEC. In addition to the risks absorbed under the tolling agreement, SDG&E absorbs separately through the put option a significant portion of the risk that the value of Otay Mesa VIE could decline. SDG&E and Sempra Energy have consolidated Otay Mesa VIE since the second quarter of 2007. Otay Mesa VIE's equity of $76 million at December 31, 2012 and $102 million at December 31, 2011 is included on the Consolidated Balance Sheets in Other Noncontrolling Interests for Sempra Energy and in Noncontrolling Interest for SDG&E.

OMEC LLC has a loan outstanding of $345 million at December 31, 2012, the proceeds of which were used for the construction of OMEC. The loan is with third party lenders and is secured by OMEC's property, plant and equipment. SDG&E is not a party to the loan agreement and does not have any additional implicit or explicit financial responsibility to OMEC LLC. The loan fully matures in April 2019 and bears interest at rates varying with market rates. In addition, OMEC LLC has entered into interest rate swap agreements to moderate its exposure to interest rate changes. We provide additional information concerning the interest rate swaps in Note 10.

Other Variable Interest Entities

SDG&E's power procurement is subject to reliability requirements that may require SDG&E to enter into various power purchase arrangements which include variable interests. SDG&E evaluates the respective entities to determine if variable interests exist and, based on the qualitative and quantitative analyses described above, if SDG&E, and thereby Sempra Energy, is the primary beneficiary. SDG&E has determined that no contracts, other than the one relating to Otay Mesa VIE mentioned above, result in SDG&E being the primary beneficiary as of December 31, 2012. In addition to the tolling agreements described above, other variable interests involve various elements of fuel and power costs, including certain construction costs, tax credits, and other components of cash flow expected to be paid to or received by our counterparties. In most of these cases, the expectation of variability is not substantial, and SDG&E generally does not have the power to direct activities that most significantly impact the economic performance of the other VIEs. If our ongoing evaluation of these VIEs were to conclude that SDG&E becomes the primary beneficiary and consolidation by SDG&E becomes necessary, the effects are not expected to significantly affect the financial position, results of operations, or liquidity of SDG&E. In addition, SDG&E is not exposed to losses or gains as a result of these other VIEs, because all such variability would be recovered in rates.

Sempra Energy's other operating units also enter into arrangements which could include variable interests. We evaluate these arrangements and applicable entities based upon the qualitative and quantitative analyses described above. Certain of these entities are service companies that are VIEs. As the primary beneficiary of these service companies, we consolidate them. In all other cases, we have determined that these contracts are not variable interests in a VIE and therefore are not subject to the U.S. GAAP requirements concerning the consolidation of VIEs.

The Consolidated Financial Statements of Sempra Energy and SDG&E include the following amounts associated with Otay Mesa VIE. The amounts are net of eliminations of transactions between SDG&E and Otay Mesa VIE. The financial statements of other consolidated VIEs are not material to the financial statements of Sempra Energy. The captions on the tables below correspond to SDG&E's Consolidated Balance Sheets and Consolidated Statements of Operations.

AMOUNTS ASSOCIATED WITH OTAY MESA VIE
(Dollars in millions)
			December 31,
			2012		2011
Cash and cash equivalents				$8	$12
Restricted cash				10	7
Accounts receivable - trade, net				―	7
Inventories				2	2
Other				1	1
Total current assets				21	29
Restricted cash				22	22
Sundry				5	6
Property, plant and equipment, net				466	494
Total assets				$514	$551

Current portion of long-term debt				$10	$10
Fixed-price contracts and other derivatives				17	16
Other				8	9
Total current liabilities				35	35
Long-term debt				335	345
Fixed-price contracts and other derivatives				64	65
Deferred credits and other				4	4
Other noncontrolling interest				76	102
Total liabilities and equity				$514	$551

	Years ended December 31,
	2012		2011		2010
Operating revenues
Electric	$	―	$	―	$(1)
Natural gas		―		―	(3)
Total operating revenues		―		―	(4)
Operating expenses
Cost of electric fuel and purchased power		(83)		(72)	(82)
Operation and maintenance		19		19	20
Depreciation and amortization		26		22	26
Total operating expenses		(38)		(31)	(36)
Operating income		38		31	32
Other (expense) income, net		(1)		(1)	(34)
Interest expense		(11)		(11)	(14)
Income (loss) before income taxes/Net income (loss)		26		19	(16)
(Earnings) losses attributable to noncontrolling interest		(26)		(19)	16
Earnings	$	―	$	―	$ ―

ASSET RETIREMENT OBLIGATIONS

For tangible long-lived assets, we record asset retirement obligations for the present value of liabilities of future costs expected to be incurred when assets are retired from service, if the retirement process is legally required and if a reasonable estimate of fair value can be made. We also record a liability if a legal obligation to perform an asset retirement exists and can be reasonably estimated, but performance is conditional upon a future event. We record the estimated retirement cost over the life of the related asset by depreciating the present value of the obligation (measured at the time of the asset's acquisition) and accreting the discount until the liability is settled. Rate-regulated entities record regulatory assets or liabilities as a result of the timing difference between the recognition of costs in accordance with U.S. GAAP and costs recovered through the rate-making process. We have recorded a regulatory liability to show that the California Utilities have collected funds from customers more quickly and for larger amounts than we would accrete the retirement liability and depreciate the asset in accordance with U.S. GAAP.

We have recorded asset retirement obligations related to various assets including:

SDG&E and SoCalGas

  fuel and storage tanks
  natural gas distribution system
  hazardous waste storage facilities

  asbestos-containing construction materials

  SDG&E

  decommissioning of nuclear power facilities
  electric distribution and transmission systems
  site restoration of a former power plant

  power generation plant (natural gas)

  SoCalGas

  natural gas transmission pipelines

  underground natural gas storage facilities and wells

  Sempra Mexico

  power generation plant (natural gas)
  natural gas distribution and transportation systems
  LNG terminal

  Sempra Renewables

  certain power generation plants (solar)

  Sempra Natural Gas

  power generation plant (natural gas)
  natural gas distribution and transportation systems

  underground natural gas storage facilities

The changes in asset retirement obligations are as follows:

CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Balance as of January 1(1)	$1,925	$1,468	$698	$623	$1,175	$803
Accretion expense	92	82	42	38	48	41
Liabilities incurred	21	12	―	3	―	―
Reclassification(2)	(5)	―	―	―	―	―
Payments	(2)	(1)	―	―	(1)	―
Revisions(3)	25	364	1	34	31	331
Balance as of December 31(1)	$2,056	$1,925	$741	$698	$1,253	$1,175
(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
(2)	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheets, as we discuss in "Assets Held for Sale" above.
(3)	The increase in obligations at SDG&E and SoCalGas for revisions in 2011 resulted from changes in assets in service and a decrease in the discount rate from 5.13 percent in 2010 to 4.00 percent in 2011, based on the risk-free rate plus an estimated credit spread.

CONTINGENCIES

We accrue losses for the estimated impacts of various conditions, situations or circumstances involving uncertain outcomes. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date and:

  information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and

  the amounts of the loss can be reasonably estimated.

We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events.

LEGAL FEES

Legal fees that are associated with a past event for which a liability has been recorded are accrued when it is probable that fees also will be incurred.

COMPREHENSIVE INCOME

Comprehensive income includes all changes in the equity of a business enterprise (except those resulting from investments by owners and distributions to owners), including:

  foreign currency translation adjustments
  changes in unamortized net actuarial gain or loss and prior service cost related to pension and other postretirement benefits plans unrealized gains or losses on available-for-sale securities certain hedging activities

The Consolidated Statements of Comprehensive Income show the changes in the components of other comprehensive income (OCI), including the amounts attributable to noncontrolling interests. The components of Accumulated Other Comprehensive Income (Loss) (AOCI), shown net of income taxes on the Consolidated Balance Sheets, and the related income tax balances at December 31, 2012 and 2011 are as follows:

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) AND
ASSOCIATED INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Accumulated Other Comprehensive Income (Loss)		Income Tax Expense (Benefit)
	2012	2011	2012		2011
Sempra Energy Consolidated
Foreign currency translation loss	$(240)	$(359)	$	―	$(3)
Financial instruments	(35)	(31)		(24)	(22)
Unamortized net actuarial loss	(102)	(100)		(70)	(68)
Unamortized prior service credit	1	1		1	1
Balance as of December 31	$(376)	$(489)		$(93)	$(92)
SDG&E
Unamortized net actuarial loss	$(12)	$(11)		$(8)	$(8)
Unamortized prior service credit	1	1		1	1
Balance as of December 31	$(11)	$(10)		$(7)	$(7)
SoCalGas
Financial instruments	$(15)	$(16)		$(10)	$(11)
Unamortized net actuarial loss	(4)	(6)		(1)	(4)
Unamortized prior service credit	1	1		―	―
Balance as of December 31	$(18)	$(21)		$(11)	$(15)

NONCONTROLLING INTERESTS

Ownership interests that are held by owners other than Sempra Energy and SDG&E in subsidiaries or entities consolidated by them are accounted for and reported as noncontrolling interests. As a result, noncontrolling interests are reported as a separate component of equity on the Consolidated Balance Sheets. Net income or loss attributable to the noncontrolling interests is separately identified on the Consolidated Statements of Operations, and net income or loss and comprehensive income or loss attributable to the noncontrolling interests is separately identified on the Consolidated Statements of Comprehensive Income and Consolidated Statements of Changes in Equity.

The preferred stock at SoCalGas is presented at Sempra Energy as a noncontrolling interest at December 31, 2012 and 2011. The preferred stock of SDG&E is contingently redeemable preferred stock. At Sempra Energy, the preferred stock dividends of SDG&E, SoCalGas and PE are charges against income related to noncontrolling interests. We provide additional information concerning preferred stock in Note 12.

At December 31, 2012 and 2011, we reported the following noncontrolling ownership interests held by others (not including preferred shareholders) recorded in Other Noncontrolling Interests in Total Equity on Sempra Energy's Consolidated Balance Sheets:

OTHER NONCONTROLLING INTERESTS AS OF DECEMBER 31
(Dollars in millions)
	Percent Ownership Held by Others	2012	2011
Otay Mesa VIE (at SDG&E)	100%	$76	$102
Chilquinta Energía subsidiaries	24 - 43	29	34
Luz del Sur	20	236	216
Tecsur	10	4	4
Bay Gas Storage Company, Ltd.(1)	9	20	17
Liberty Gas Storage, LLC(1)	25	15	9
Southern Gas Transmission Company(1)	49	1	1
Total Sempra Energy		$381	$383
(1)	Part of Sempra Natural Gas.

REVENUES

Utilities

Our California Utilities generate revenues primarily from deliveries to their customers of electricity by SDG&E and natural gas by both SoCalGas and SDG&E and from related services. They record these revenues following the accrual method and recognize them upon delivery and performance. They also record revenue from CPUC-approved incentive awards, some of which require approval by the CPUC prior to being recognized. We provide additional discussion on utility incentive mechanisms in Note 14.

Under an operating agreement with the California Department of Water Resources (DWR), SDG&E acts as a limited agent on behalf of the DWR in the administration of energy contracts, including natural gas procurement functions under the DWR contracts allocated to SDG&E's customers. The legal and financial responsibilities associated with these activities continue to reside with the DWR. Accordingly, the commodity costs associated with long-term contracts allocated to SDG&E from the DWR (and the revenues to recover those costs) are not included in SDG&E's or Sempra Energy's Consolidated Statements of Operations. We provide discussion on electric industry regulation related to the DWR in Note 14.

On a monthly basis, SoCalGas accrues natural gas storage contract revenues, which consist of storage reservation and variable charges based on negotiated agreements with terms of up to 15 years.

Our natural gas utilities outside of California (Mobile Gas, Willmut Gas and Ecogas) apply U.S. GAAP for regulated utilities consistent with the California Utilities.

Our utilities in South America, which were consolidated as part of our Sempra South American Utilities segment beginning April 6, 2011 as we discuss in Note 3, are Chilquinta Energía and Luz del Sur. Chilquinta Energía is an electric distribution utility serving customers in the cities of Valparaiso and Viña del Mar in central Chile. Luz del Sur is an electric distribution utility in the southern zone of metropolitan Lima, Peru. The companies serve primarily regulated customers, and their revenues are based on tariffs that are set by the National Energy Commission (Comisión Nacional de Energía, or CNE) in Chile and the Energy and Mining Investment Supervisory Body (Organismo Supervisor de la Inversión en Energía y Minería, or OSINERGMIN) of the National Electricity Office under the Ministry of Energy and Mines in Peru.

The tariffs charged are based on an efficient model distribution company defined by Chilean law in the case of Chilquinta Energía, and OSINERGMIN in the case of Luz del Sur. The tariffs include operation and maintenance costs, an internal rate of return on the new replacement value (Valor Nuevo de Reemplazo, or VNR) of depreciable assets, charges for the use of transmission systems, and a component for the value added by the distributor. Tariffs are designed to provide for a pass-through to customers of the main noncontrollable cost items (mainly power purchases and transmission charges), recovery of reasonable operating and administrative costs, incentives to reduce costs and make needed capital investments and a regulated rate of return on the distributor's regulated asset base. Because the tariffs are based on a model and are intended to cover the costs of the model company, but are not based on the costs of the specific utility and may not result in full cost recovery, they do not meet the requirement necessary for treatment under applicable U.S. GAAP for regulatory accounting.

For Chilquinta Energía, rates for four-year periods related to distribution and transmission are reviewed separately on an alternating basis every two years. In late 2011, Chilquinta Energía initiated the process to establish their distribution rates for the period from November 2012 to October 2016. This process was completed in November 2012 with rates established through October 2016 but not formally effective until certain governmental reviews are finalized. We expect completion of these reviews and official publication of Chilquinta Energía's distribution rates in the first quarter of 2013, with tariff adjustments going into effect retroactively from November 2012. Their next review is scheduled to be completed, with tariff adjustments also going into effect, in November 2014 for transmission, and again for distribution in November 2016.

The components of tariffs above for Luz del Sur are reviewed and adjusted every four years. Their next review is scheduled to be completed, with tariff adjustments also going into effect, in November 2013.

The table below shows the total utilities revenues in Sempra Energy's Consolidated Statements of Operations for each of the last three years. The revenues include amounts for services rendered but unbilled (approximately one-half month's deliveries) at the end of each year.

TOTAL UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Natural gas revenues	$3,873	$4,489	$4,491
Electric revenues	4,568	3,833	2,528
Total	$8,441	$8,322	$7,019
(1) Excludes intercompany revenues.

As we discuss in Note 14, the natural gas supply for SDG&E's and SoCalGas' core natural gas customers is purchased by SoCalGas as a combined procurement portfolio managed by SoCalGas. Core customers are primarily residential and small commercial and industrial customers. This core gas procurement function is considered a shared service, therefore amounts related to SDG&E are not included in SoCalGas' Consolidated Statements of Operations.

We provide additional information concerning utility revenue recognition in “Regulatory Matters” above.

Energy-Related Businesses

Sempra South American Utilities

Sempra South American Utilities generates revenues from providing electric construction services. They recognize revenues when services are provided in accordance with contractual agreements.

Sempra Mexico

Sempra Mexico's Termoeléctrica de Mexicali generates revenues from selling electricity and/or capacity to the California Independent System Operator (ISO), governmental, public utility and wholesale power marketing entities. These revenues are recognized as the electricity is delivered and capacity is provided. Sempra Mexico's pipeline operations recognize revenues from the sale and transportation of natural gas as deliveries are made and from fixed capacity payments. Sempra Mexico also recognizes revenues from (1) the sale of LNG and natural gas as deliveries are made to counterparties and (2) from reservation and usage fees under terminal capacity agreements, nitrogen injection service agreements and tug service agreements. It reports revenue net of value added taxes in Mexico. Sempra Mexico's revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for natural gas.

Sempra Renewables

Sempra Renewables generates revenues from the sale of solar power pursuant to power purchase agreements. They recognize revenues when the power is delivered.

Sempra Natural Gas

Sempra Natural Gas generates revenues from selling electricity and/or capacity from its Mesquite Power facility to the California ISO, governmental, public utility and wholesale power marketing entities. These revenues are recognized as the electricity is delivered and capacity is provided. In each of 2011 and 2010, Sempra Natural Gas' electricity sales to the DWR accounted for a significant portion of its revenues. This contract ended September 30, 2011. Related to its LNG terminal and marketing operations, Sempra Natural Gas recognizes revenues from the sale of LNG and natural gas as deliveries are made to counterparties, as well as revenues from reservation and usage fees. Sempra Natural Gas also records revenues from contractual counterparty obligations for non-delivery of cargoes. Sempra Natural Gas recognizes revenue on natural gas storage and transportation operations when services are provided in accordance with contractual agreements for the storage and transportation services. Sempra Natural Gas revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for power and natural gas.

OTHER COST OF SALES

Other Cost of Sales primarily includes

  pipeline capacity marketing costs, and pipeline transportation and natural gas marketing costs incurred at Sempra Natural Gas;
  electric construction services costs at Sempra South American Utilities; and

  management service fees at Sempra Mexico.

The costs at Sempra South American Utilities are related to the energy-services companies in South America that we discuss in Note 3.

OPERATION AND MAINTENANCE EXPENSES

Operation and Maintenance includes operating and maintenance costs, and general and administrative costs, which consist primarily of personnel costs, purchased materials and services, and rent. SDG&E's and SoCalGas' Operation and Maintenance includes litigation expense, which is shown separately on Sempra Energy's Consolidated Statements of Operations.

FOREIGN CURRENCY TRANSLATION

Our operations in South America and our natural gas distribution utility in Mexico use their local currency as their functional currency. The assets and liabilities of their foreign operations are translated into U.S. dollars at current exchange rates at the end of the reporting period, and revenues and expenses are translated at average exchange rates for the year. The resulting noncash translation adjustments do not enter into the calculation of earnings or retained earnings (unless the operation is being discontinued), but are reflected in Comprehensive Income and in Accumulated Other Comprehensive Income (Loss), a component of shareholders' equity.

To reflect the fluctuations in the values of functional currencies of our South American investments, which were accounted for under the equity method prior to April 6, 2011, the following adjustments were made to the carrying value of these investments (dollars in millions):

		Upward (downward) adjustment to investments
Investment	Currency	2011(1)	2010
Chilquinta Energía	Chilean Peso	$(10)	$34
Luz del Sur	Peruvian Nuevo Sol	―	5
(1)		As discussed in Note 3, the cumulative foreign currency translation adjustment balances totaling $54 million in Accumulated Other Comprehensive Income (Loss) as of April 6, 2011 were reclassified to net income as a result of the gain on the remeasurement of our equity method investments in Chilquinta Energía and Luz del Sur during the second quarter of 2011.

Smaller adjustments have been made to other operations where the U.S. dollar is not the functional currency. We provide additional information concerning these investments in Note 4.

Currency transaction gains and losses in a currency other than the entity's functional currency are included in the calculation of Other Income, Net, at Sempra Energy as follows:

	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Currency transaction gain	$9	$11	$4

TRANSACTIONS WITH AFFILIATES

Loans to Unconsolidated Affiliates

Sempra South American Utilities has a U.S. dollar-denominated loan to Camuzzi Gas del Sur S.A., an affiliate of the segment's Argentine investments, which we discuss in Note 4. At December 31, 2012, the loan has an $18 million principal balance outstanding plus $7 million of accumulated interest at a variable interest rate (7.31 percent at December 31, 2012). In June 2012, the maturity date of the loan was extended from June 2012 to June 30, 2013. The loan was fully reserved at December 31, 2012 and 2011.

Investments

At December 31, 2011, Sempra Energy (at Parent and Other) had an investment in bonds issued by Chilquinta Energía that were remarketed in 2012 as we discuss in Note 5.

Other Affiliate Transactions

Sempra Energy, SDG&E and SoCalGas provide certain services to each other and are charged an allocable share of the cost of such services. Amounts due to/from affiliates are as follows:

AMOUNTS DUE TO AND FROM AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	December 31,
	2012	2011
SDG&E
Current:
Due from SoCalGas	$37	$2
Due from various affiliates	2	65
	$39	$67

Due to Sempra Energy	$19	$14

Income taxes due from Sempra Energy(1)	$12	$97

SoCalGas
Current:
Due from Sempra Energy	$24	$23
Due from various affiliates	―	17
	$24	$40

Due to SDG&E	$37	$2

Income taxes due from Sempra Energy(1)	$99	$17
(1)	SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies’ having always filed a separate return.

Revenues from unconsolidated affiliates at SDG&E and SoCalGas are as follows:

REVENUES FROM UNCONSOLIDATED AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
SDG&E	$9	$7	$8
SoCalGas	46	53	44

Transactions with Rockies Express Pipelines LLC

Sempra Rockies Marketing, a subsidiary of Sempra Natural Gas, has an agreement for capacity on the Rockies Express Pipeline through November 2019. For each of the years ended December 31, 2012, 2011 and 2010, Sempra Rockies Marketing recorded cost of sales of $78 million related to this agreement. The capacity costs are offset by revenues from releases of the capacity to RBS Sempra Commodities LLP (RBS Sempra Commodities) prior to 2011, and to J.P. Morgan Ventures starting in 2011, as well as other third parties.

Transactions with RBS Sempra Commodities

In 2008, our commodities-marketing businesses, previously wholly owned subsidiaries of Sempra Energy, were sold into RBS Sempra Commodities, a partnership jointly owned by Sempra Energy and The Royal Bank of Scotland. Several of our segments have engaged in transactions with RBS Sempra Commodities. As a result of the divestiture of substantially all of RBS Sempra Commodities' businesses, as we discuss in Note 4, transactions between our segments and RBS Sempra Commodities were assigned over time to the buyers of the joint venture businesses. The assignments of the related contracts were substantially completed by May 1, 2011. Amounts in our Consolidated Financial Statements related to these transactions are as follows:

AMOUNTS RECORDED FOR TRANSACTIONS WITH RBS SEMPRA COMMODITIES
(Dollars in millions)
	Years ended December 31,
	2011(1)		2010
Revenues:
SoCalGas	$	―	$14
Sempra Mexico		37	82
Sempra Natural Gas		7	184

Cost of natural gas:
SDG&E	$	―	$3
SoCalGas		―	36
Sempra Mexico		74	193
Sempra Natural Gas		3	177
(1)			With the exception of Sempra Mexico, whose contract with RBS Sempra Commodities expired in July 2011, amounts only include activities prior to May 1, 2011, the date by which substantially all the contracts with RBS Sempra Commodities were assigned to buyers of the joint venture businesses.

RESTRICTED NET ASSETS

Sempra Energy Consolidated

As we discuss below, the California Utilities have restrictions on the amount of funds that can be transferred to Sempra Energy by dividend, advance or loan as a result of conditions imposed by various regulators. Additionally, certain other Sempra Energy subsidiaries are subject to various financial and other covenants and other restrictions contained in debt and credit agreements described in Note 5 and in other agreements that limit the amount of funds that can be transferred to Sempra Energy. At December 31, 2012, Sempra Energy was in compliance with all covenants related to its debt agreements.

At December 31, 2012, the amount of restricted net assets of wholly owned subsidiaries of Sempra Energy, including the California Utilities discussed below, that may not be distributed to Sempra Energy in the form of a loan or dividend is $5.3 billion. Although the restrictions cap the amount of funding that the various operating subsidiaries can provide to Sempra Energy, we do not believe these restrictions will have a significant impact on our ability to access cash to pay dividends.

As we discuss in Note 4, $107 million of Sempra Energy's consolidated retained earnings balance represents undistributed earnings of equity method investments at December 31, 2012.

Significant restrictions of subsidiaries include

  Wholly owned Mobile Gas has long-term debt instruments containing restrictions relating to the payment of dividends and other distributions with respect to capital stock. Under these restrictions, net assets of approximately $116 million are restricted at December 31, 2012.
  91-percent owned Bay Gas has long-term debt instruments containing restrictions relating to the payment of dividends and other distributions if Bay Gas does not maintain a specified debt service coverage ratio. Bay Gas had no restricted net assets at December 31, 2012.
  50-percent owned and unconsolidated Fowler Ridge 2 Wind Farm (Fowler Ridge 2) and Cedar Creek 2 Wind Farm (Cedar Creek 2) have debt agreements which require each joint venture to maintain reserve accounts in order to pay the projects' debt service and operation and maintenance requirements. As a result of these requirements, total joint venture net assets of approximately $35 million at Fowler Ridge 2 and $29 million at Cedar Creek 2 are restricted at December 31, 2012. We discuss Sempra Energy guarantees associated with these requirements in Note 5.
  Mesquite Solar 1 and Copper Mountain Solar 1 have long-term debt agreements that require the establishment and funding of project accounts to which the proceeds of loans, project revenues and other amounts are deposited and applied in accordance with the debt agreements. These long-term debt agreements also limit Mesquite Solar 1's and Copper Mountain Solar 1's ability to incur liens, incur additional indebtedness, make acquisitions, pay cash dividends and undertake certain actions, while also requiring maintenance of certain debt ratios. Under these restrictions, net assets totaling $35 million are restricted at December 31, 2012.
  Peru and Mexico require domestic corporations to maintain minimum legal reserves as a percentage of capital stock, resulting in restricted net assets of $35 million at Luz del Sur and $61 million at Sempra Energy's consolidated Mexican subsidiaries as of December 31, 2012.

  50-percent owned and unconsolidated Gasoductos de Chihuahua has long-term debt agreements which require the joint venture to maintain reserve accounts to meet debt service requirements. As a result, total joint venture assets of $19 million are restricted at December 31, 2012.

  California Utilities

  The CPUC's regulation of the California Utilities' capital structures limits the amounts that are available for dividends and loans to Sempra Energy. At December 31, 2012, Sempra Energy could have received combined loans and dividends of approximately $660 million from SDG&E and approximately $917 million from SoCalGas.

  The payment and amount of future dividends for SDG&E and SoCalGas are at the discretion of their board of directors. The following restrictions limit the amount of retained earnings that may be paid as common dividends or loaned to Sempra Energy from either utility:

  The CPUC requires that SDG&E's and SoCalGas' common equity ratios be no lower than one percentage point below the CPUC authorized percentage of each entity's authorized capital structure, which at December 31, 2012 was:
  49 percent at SDG&E
  48 percent at SoCalGas.
  The FERC requires SDG&E to maintain a common equity ratio of 30 percent or above.

  The California Utilities have a combined revolving credit line that requires each utility to maintain a ratio of consolidated indebtedness to consolidated capitalization (as defined in the agreement) of no more than 65 percent, as we discuss in Note 5.

Based upon these restrictions, at December 31, 2012, SDG&E's restricted net assets were $3.6 billion and SoCalGas' restricted net assets were $1.3 billion and could not be transferred to Sempra Energy.

In December 2012, the CPUC issued a final decision in SDG&E's and SoCalGas' cost of capital proceeding. Among other things, this decision set both SDG&E's and SoCalGas' authorized common equity ratios at 52 percent of each entity's total capital structure, effective January 1, 2013, as we discuss in Note 14. Based upon the same restrictions noted previously, as of January 1, 2013, $4.0 billion of SDG&E's and $1.5 billion of SoCalGas' net assets are restricted and may not be transferred to Sempra Energy.

Correspondingly, as of January 1, 2013, Sempra Energy could have received a combination of loans or dividends on common stock of approximately $200 million from SDG&E and $698 million from SoCalGas.

OTHER INCOME, NET

Other Income, Net on the Consolidated Statements of Operations consists of the following:

OTHER INCOME, NET
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$96	$99	$57
Investment gains(1)	41	22	35
Gains (losses) on interest rate and foreign exchange instruments(2)	10	(14)	(24)
Regulatory interest income, net(3)	1	2	1
Sundry, net(4)	24	21	71
Total	$172	$130	$140
SDG&E:
Allowance for equity funds used during construction	$71	$80	$43
Regulatory interest income, net(3)	2	2	―
Losses on interest rate instruments(5)	―	(1)	(34)
Sundry, net	(4)	(2)	1
Total	$69	$79	$10
SoCalGas:
Allowance for equity funds used during construction	$25	$19	$14
Regulatory interest (expense) income, net(3)	(1)	―	1
Sundry, net	(7)	(6)	(3)
Total	$17	$13	$12
(1)	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
(2)	Sempra Energy Consolidated includes Otay Mesa VIE and additional instruments.
(3)	Interest on regulatory balancing accounts.
(4)	Amount in 2010 includes proceeds of $48 million from a legal settlement.
(5) Related to Otay Mesa VIE.

NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
New Accounting Standards

NOTE 2. NEW ACCOUNTING STANDARDS

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, cash flows or disclosures.

SEMPRA ENERGY, SDG&E AND SOCALGAS

Accounting Standards Update (ASU) 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRSs)” (ASU 2011-04): ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures, and provides changes in the wording used to describe the requirements for measuring fair value and disclosing information about fair value measurement. ASU 2011-04 results in common fair value measurement and disclosure requirements under both U.S. GAAP and IFRSs.

ASU 2011-04 expands fair value measurement disclosures for Level 3 instruments to require quantitative information about the unobservable inputs
  a description of the valuation process
  a qualitative discussion about the sensitivity of the measurements

We adopted ASU 2011-04 on January 1, 2012 and it did not affect our financial position, results of operations or cash flows. We provide the required disclosure in Note 11.

ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-12), and ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02): ASU 2011-05 amends ASC Topic 220, Comprehensive Income, and eliminates the option to report other comprehensive income and its components in the statement of changes in equity. The ASU allows an entity an option to present the components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements.

ASU 2011-05 does not change the items that must be reported in other comprehensive income, when an item of other comprehensive income must be reclassified to net income, or the earnings per share computation.

ASU 2011-12 defers the requirement to separately present on the face of the statement of operations or statement of comprehensive income reclassification adjustments for items that are reclassified from other comprehensive income to net income.

ASU 2013-02 requires an entity to present, either on the face of the statement of operations or in the notes to financial statements, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

We adopted ASU 2011-05 on January 1, 2012 and have elected to present the components of net income and other comprehensive income in two separate, but consecutive, statements for all periods presented. We will adopt ASU 2013-02 on January 1, 2013 as required and do not expect it to affect our financial position, results of operations or cash flows. We will provide the additional disclosure in our 2013 interim financial statements.

ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11) and ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU 2013-01): In order to allow for balance sheet comparison between U.S. GAAP and IFRSs, ASU 2011-11 requires enhanced disclosures related to financial assets and liabilities eligible for offsetting in the statement of financial position. An entity will have to disclose both gross and net information about financial instruments and transactions subject to a master netting arrangement and eligible for offset, including cash collateral received and posted.

ASU 2013-01 clarifies that the scope of ASU 2011-11 applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

We will adopt ASU 2011-11 and ASU 2013-01 on January 1, 2013 as required and do not expect them to affect our financial position, results of operations or cash flows. We will provide the additional disclosure in our 2013 interim financial statements.

ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (ASU 2012-02): ASU 2012-02 amends ASC Topic 350, Intangibles – Goodwill and Others, to provide an option to first make a qualitative assessment of whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount before applying the quantitative impairment test. An entity is required to perform the quantitative test only if it determines that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount.

We adopted ASU 2012-02 for our annual impairment testing of indefinite-lived intangible assets at Sempra Mexico, which comprise all of our indefinite-lived intangible assets, as of October 1, 2012. We determined that it is not more likely than not that the fair value of the indefinite-lived intangible assets is less than their carrying amount, therefore adopting ASU 2012-02 did not affect our financial statements.

RECENT INVESTMENT ACTIVITY	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Recent Investment Activity

NOTE 3. ACQUISITION AND INVESTMENT ACTIVITY

We consolidate assets and liabilities acquired as of the purchase date and include earnings from acquisitions in consolidated earnings after the purchase date.

SEMPRA SOUTH AMERICAN UTILITIES

Chilquinta Energía and Luz del Sur

On April 6, 2011, Sempra South American Utilities acquired from AEI its interests in Chilquinta Energía in Chile and Luz del Sur in Peru, and their subsidiaries. Prior to the acquisition, Sempra South American Utilities and AEI each owned 50 percent of Chilquinta Energía and approximately 38 percent of Luz del Sur. Upon completion of the acquisition, Sempra South American Utilities owned 100 percent of Chilquinta Energía and approximately 76 percent of Luz del Sur, with the remaining shares of Luz del Sur held by institutional investors and the general public. As part of the transaction, Sempra South American Utilities also acquired AEI's interests in two energy-services companies, Tecnored S.A. and Tecsur S.A. The adjusted purchase price of $888 million resulted from valuing the net assets in Chile, Peru and other holding companies at $495 million, $385 million and $8 million, respectively. We paid $611 million in cash ($888 million less $245 million of cash acquired and $32 million of consideration withheld for a liability related to the purchase).

As part of our acquisition of AEI's interest in Luz del Sur, we were required to launch a tender offer to the minority shareholders of Luz del Sur to purchase their shares (up to a maximum 14.73 percent interest in Luz del Sur). In September 2011, we purchased 18,918,954 additional Luz del Sur shares for $43 million in settlement of the mandatory public tender offer, bringing Sempra South American Utilities' ownership to 79.82 percent.

Chilquinta Energía owned 85 percent of Luzlinares S.A. (Luzlinares) through October 31, 2012. On November 26, 2012, Chilquinta Energía purchased the remaining 15-percent ownership interest of Luzlinares for $7 million in cash.

We allocated the original purchase price for Chilquinta Energía and Luz del Sur on a preliminary basis in the second quarter of 2011. In the third and fourth quarters of 2011, we adjusted the preliminary allocation for additional assets and liabilities identified, including an $11 million premium related to long-term debt at Chilquinta Energía. The retrospective application of these adjustments to prior quarters was de minimus. There were no further adjustments through April 2012, the end of the measurement period. The following table summarizes the consideration paid in the acquisition and the recognized amounts of the assets acquired and liabilities assumed, as well as the fair value at the acquisition date of the noncontrolling interests:

PURCHASE PRICE ALLOCATION
(Dollars in millions)
	At April 6, 2011
				Other
	Chilean	Peruvian		holding
	entities	entities		companies	Total
Fair value of businesses acquired:
Cash consideration (fair value of total
consideration)	$495	$385		$8	$888
Fair value of equity method
investments immediately prior to
the acquisition	495	385		2	882
Fair value of noncontrolling interests	37	242		―	279
Total fair value of businesses acquired	1,027	1,012		10	2,049

Recognized amounts of identifiable assets
acquired and liabilities assumed:
Cash	219	22		4	245
Property, plant and equipment	555	931		―	1,486
Long-term debt	(305)	(179)		―	(484)
Other net assets (liabilities) acquired	44	(223)		6	(173)
Total identifiable net assets	513	551		10	1,074
Goodwill	$514	$461	$	―	$975

Our results for the year ended December 31, 2011 include a $277 million gain (both pretax and after-tax) related to the remeasurement of equity method investments, included as Remeasurement of Equity Method Investments on our Consolidated Statement of Operations. We calculated the gain as the difference between the acquisition-date fair value ($882 million) and the book value ($605 million) of our equity interests in Chilquinta Energía and Luz del Sur immediately prior to the acquisition date. This book value of our equity interests included currency translation adjustment balances in Accumulated Other Comprehensive Income (Loss). The valuation techniques we used to allocate the purchase price to the businesses included discounted cash flow analysis and the market multiple approach (enterprise value to earnings before interest, taxes, depreciation and amortization (EBITDA)). Our assumptions for these measures included estimated future cash flows, use of appropriate discount rates, market trading multiples and market transaction multiples. Discount rates used reflect consideration of risk free rates, as well as country and company risk. Methodologies used to determine fair values of material assets as of the date of the acquisition included the replacement cost approach for property, plant and equipment; and

  goodwill associated primarily with the value of residual future cash flows that we believe these businesses will generate, to be tested annually for impairment. For income tax purposes, none of the goodwill recorded is deductible in Chile, Peru or the United States.

For substantially all other assets and liabilities, our analysis of fair value factors indicated that book value approximates fair value. We valued noncontrolling interests based on the fair value of tangible assets and an allocation of goodwill based on relative enterprise value.

Our Consolidated Statement of Operations includes 100 percent of the acquired companies' revenues, net income and earnings from the date of acquisition, including $1.1 billion, $160 million and $135 million, respectively, from the date of acquisition for the year ended December 31, 2011. These amounts do not include the remeasurement gain.

Following are pro forma revenues and earnings for Sempra Energy had the acquisition occurred on January 1, 2010, which primarily reflect the incremental increase to revenues and earnings from our increased ownership and consolidation of the entities acquired. Although some short-term debt borrowings may have resulted from the actual acquisition in 2011, we have not assumed any additional interest expense in the pro forma impact on earnings below, as the amounts would be immaterial due to the low interest rates available to us on commercial paper. The pro forma amounts do not include the impact of the increased ownership in Luz del Sur resulting from the tender offer completed in September 2011 discussed above.

	Years ended December 31,
(Dollars in millions)	2011	2010
Revenues	$10,379	$10,277
Earnings(1)	1,079	1,062
(1)	Pro forma earnings for 2010 include the $277 million gain related to the remeasurement of equity method investments, and accordingly, pro forma earnings for 2011 exclude the gain.

The companies use their local currency, the Chilean Peso or the Peruvian Nuevo Sol, as their functional currency, and we account for them as discussed above in Note 1 under “Foreign Currency Translation.”

We provide additional information about Sempra South American Utilities' investments in Chilquinta Energía and Luz del Sur in Note 4.

SEMPRA MEXICO

Acquisition of Mexican Pipeline and Natural Gas Infrastructure

On April 30, 2010, Sempra Mexico completed an acquisition resulting in the purchase of the Mexican pipeline and natural gas infrastructure assets of El Paso Corporation for $307 million ($292 million, net of cash acquired).

The acquisition consists of El Paso Corporation's wholly owned natural gas pipeline and compression assets in the Mexican border state of Sonora and its 50-percent interest in Gasoductos de Chihuahua, a joint venture with PEMEX, the Mexican state-owned oil company. The acquisition has enabled us to expand our natural gas infrastructure business in Mexico. The joint venture operates two natural gas pipelines and a propane system in Mexico. The pipeline assets are supported substantially by long-term contracts.

The following table summarizes the consideration paid in the acquisition and the recognized amounts of the assets acquired and liabilities assumed:

(Dollars in millions)	At April 30, 2010
Cash consideration (fair value of total consideration)	$307
Recognized amounts of identifiable assets acquired and liabilities assumed:
Investment in equity method investee	256
Other net assets acquired	33
Total identifiable net assets	289
Goodwill(1)	$18
(1)	The goodwill, which represents the residual of the consideration paid over the identifiable net assets, is assigned to the Sempra Mexico segment and is attributed to the strategic value of the transaction. None of the goodwill recorded is deductible in Mexico for income tax purposes.

Included in our Consolidated Statements of Operations are revenues and earnings of $6 million and $21 million, respectively, for the period May 1, 2010 to December 31, 2010 related to the assets acquired from El Paso Corporation. Pro forma impacts on revenues and earnings for Sempra Energy had the acquisition occurred on January 1, 2009 were additional revenues of $3 million and earnings of $7 million in 2010.

SEMPRA RENEWABLES

We provide information about investment activity at Sempra Renewables in Note 4.

SEMPRA NATURAL GAS

Willmut Gas Company

In May 2012, Sempra Natural Gas acquired 100 percent of the outstanding common stock of Willmut Gas Company (Willmut Gas), a regulated natural gas distribution utility serving approximately 20,000 customers in Hattiesburg, Mississippi, in order to expand Sempra Natural Gas' service area in the Southeast United States. Willmut Gas was purchased for $19 million in cash and the assumption of $10 million of liabilities. Included in the acquisition was $17 million in net property, plant and equipment. As a result of the acquisition, we recorded $10 million of goodwill.

The results of operations for Willmut Gas are included in our Consolidated Statements of Operations beginning from the date of acquisition, including revenues of $10 million and negligible earnings for the year ended December 31, 2012. Pro forma impacts on revenues and earnings for Sempra Energy had the acquisition occurred on January 1, 2011 were additional revenues of $7 million and negligible earnings in 2012 and additional revenues of $21 million, and negligible earnings for 2011.

Rockies Express

We discuss Sempra Natural Gas' investment in Rockies Express Pipeline LLC (Rockies Express) in Note 4.

SEMPRA COMMODITIES

In 2010 and early 2011, Sempra Energy and The Royal Bank of Scotland plc (RBS) sold substantially all of the businesses and assets within RBS Sempra Commodities, a partnership formed in 2008.

We provide additional information concerning RBS Sempra Commodities and the sale transactions in Notes 4 and 5.

INVESTMENTS IN UNCONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Investments in Unconsolidated Entities

NOTE 4. INVESTMENTS IN UNCONSOLIDATED ENTITIES

We generally account for investments under the equity method when we have an ownership interest of 20 to 50 percent. In these cases, our pro rata shares of the entities' net assets are included in Investments on the Consolidated Balance Sheets. These investments are adjusted for our share of each investee's earnings or losses, dividends, and other comprehensive income or loss.

The carrying value of unconsolidated entities is evaluated for impairment under the U.S. GAAP provisions for equity method investments.

We summarize our investment balances and earnings below:

EQUITY METHOD AND OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	Investment at December 31,
	2012	2011
Sempra Mexico:
Gasoductos de Chihuahua	$340	$302
Sempra Renewables:
Auwahi Wind	72	11
Cedar Creek 2 Wind Farm	93	95
Fowler Ridge 2 Wind Farm	47	50
Flat Ridge 2 Wind Farm	291	146
Mehoopany Wind Farm	89	88
Sempra Natural Gas:
Rockies Express Pipeline LLC	361	800
Parent and other:
RBS Sempra Commodities LLP	126	126
Other	8	11
Total equity method investments	1,427	1,629
Other(1)	89	42
Total	$1,516	$1,671
(1)	Other includes Sempra South American Utilities' $11 million in real estate investments at both December 31, 2012 and 2011, and Sempra Natural Gas' $74 million and $21 million investment in industrial development bonds at Mississippi Hub at December 31, 2012 and 2011, respectively.

EQUITY METHOD INVESTMENTS ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Years ended December 31,
	2012		2011		2010
Earnings (losses) recorded before income tax:
Parent and other:
Impairments	$	―		$(16)		$(305)
Other equity losses		―		(8)		(9)
Total RBS Sempra Commodities LLP	$	―		$(24)		$(314)
Sempra Natural Gas:
Impairment		$(400)	$	―	$	―
Income tax make-whole payment received		41		―		―
Other equity earnings		47		43		43
Total Rockies Express Pipeline LLC		$(312)		$43		$43
Sempra Renewables:
Cedar Creek 2 Wind Farm		$(4)		$(2)	$	―
Fowler Ridge 2 Wind Farm		(3)		(4)		1
Flat Ridge 2 Wind Farm		1		―		―
Sempra Natural Gas:
Elk Hills Power		―		―		(13)
Parent and other:
Other		(1)		(4)		(9)
Total other		$(7)		$(10)		$(21)

Earnings (losses) recorded net of income tax:
Sempra South American Utilities:
Sodigas Pampeana and Sodigas Sur	$	―		$(1)		$(44)
Chilquinta Energía(1)		―		12		33
Luz del Sur(1)		―		12		41
Sempra Mexico:
Gasoductos de Chihuahua		36		29		19
		$36		$52		$49
(1)	These investments were accounted for under the equity method until April 6, 2011, when they became consolidated entities upon our acquisition of additional ownership interests.

Our share of the undistributed earnings of equity method investments was $107 million and $78 million at December 31, 2012 and 2011, respectively. The December 31, 2012 and 2011 balances do not include remaining distributions of $126 million associated with our investment in RBS Sempra Commodities, which we expect to receive from the partnership as it is dissolved, as we discuss below.

Equity method goodwill related to our unconsolidated subsidiary located in Mexico is included in Investments on the Sempra Energy Consolidated Balance Sheets and its functional currency is U.S. dollars. These amounts are:

  $65 million at December 31, 2012
  $64 million at December 31, 2011

We discuss our equity method investments below.

SEMPRA SOUTH AMERICAN UTILITIES

As discussed in Note 3, on April 6, 2011, Sempra South American Utilities acquired from AEI its interests in Chilquinta Energía in Chile and Luz del Sur in Peru, and their subsidiaries. Prior to the acquisition, Sempra South American Utilities and AEI each owned 50 percent of Chilquinta Energía and approximately 38 percent of Luz del Sur. Chilquinta Energía and Luz del Sur are consolidated effective April 6, 2011 and are no longer recorded as equity method investments.

Sempra South American Utilities owns 43 percent of two Argentine natural gas utility holding companies, Sodigas Pampeana and Sodigas Sur. As a result of the devaluation of the Argentine peso at the end of 2001 and subsequent changes in the value of the peso, Sempra South American Utilities reduced the carrying value of its investment by a cumulative total of $270 million as of December 31, 2012. These noncash adjustments, based on fluctuations in the value of the Argentine peso, did not affect earnings, but were recorded in Comprehensive Income and Accumulated Other Comprehensive Income (Loss). The Argentine economic decline and government responses (including Argentina's unilateral, retroactive abrogation of utility agreements early in 2002) continue to adversely affect the operations of these Argentine utilities. In 2002, Sempra South American Utilities initiated arbitration proceedings at the International Center for the Settlement of Investment Disputes (ICSID) under the 1994 Bilateral Investment Treaty between the United States and Argentina for recovery of the diminution of the value of its investments that has resulted from Argentine governmental actions. In September 2007, the tribunal awarded us compensation of $172 million, which included interest up to the award date. In January 2008, Argentina filed an action at the ICSID seeking to annul the award. In June 2010, the Annulment Committee granted Argentina's petition for annulment of the award. This action did not impact our earnings, as we did not record the original award pending assurance of collectability. On November 3, 2010, Sempra South American Utilities resubmitted arbitration proceedings against Argentina before the ICSID on the same and similar grounds as the 2002 filing, and following submission of each party's pleadings, a hearing on the claim was held in April 2012. The parties filed post-hearing briefs in June 2012, and we are awaiting a decision from the ICSID tribunal.

In a separate but related proceeding related to our political risk insurance policy, we negotiated a $48 million settlement that was collected in September 2010. The proceeds from the settlement are reported in Other Income, Net, on the Consolidated Statement of Operations for the year ended December 31, 2010.

In December 2006, we decided to sell our Argentine investments, and we continue to actively pursue their sale. We adjusted our investments to estimated fair value, recording a noncash impairment charge to 2006 earnings of $221 million. In September 2010, we concluded that, although the ICSID claim had been annulled, rate increases sought in Argentina would continue to be delayed. We believe this continued uncertainty has impacted the fair value of our net investment in the two Argentine companies, and recorded a noncash impairment charge of $24 million in the third quarter of 2010. The Sodigas Pampeana and Sodigas Sur fair value was significantly impacted by unobservable inputs (Level 3) as defined by the accounting guidance for fair value measures, which we discuss in Note 1 under “Fair Value Measurements.” The inputs included discount rates and estimated future cash flows. Such cash flows considered the value of those businesses with positive cash flows, the value of the non-operating assets, and the probability-weighted value of anticipated rate increases, considering both the timing and magnitude of such increases. In the fourth quarter of 2010, based on our continuing intention to sell the investments and recent comparable transactions in the Argentine energy market, we recorded an additional noncash impairment charge of $20 million. We determined the fair value using the recent comparable transactions (Level 2). Also in the fourth quarter of 2010, we recorded an income tax benefit of $15 million related to the impairment charges. These pretax adjustments to fair value are reported in Equity Earnings, Net of Income Tax, while the related tax benefit is reported in Income Tax Expense on the Consolidated Statement of Operations for the year ended December 31, 2010.

SEMPRA MEXICO

Sempra Mexico owns a 50-percent interest in Gasoductos de Chihuahua, a joint venture with PEMEX. The joint venture operates two natural gas pipelines and a propane system in northern Mexico. Sempra Mexico acquired its investment in Gasoductos de Chihuahua as part of the purchase of Mexican pipeline and natural gas infrastructure assets that we discuss in Note 3.

SEMPRA RENEWABLES

Sempra Renewables accounts for its investments in all of the following projects using the equity method.

During 2012 and 2011, Sempra Renewables invested $291 million and $146 million, respectively, in a joint venture with BP Wind Energy, a wholly owned subsidiary of BP p.l.c., to develop the 470-MW Flat Ridge 2 Wind Farm project near Wichita, Kansas, which became operational in December 2012. In December 2012, Sempra Renewables received a $148 million return of investment from Flat Ridge 2.

During 2012 and 2011, Sempra Renewables invested $20 million and $88 million, respectively, in a joint venture with BP Wind Energy to develop the 141-MW Mehoopany Wind Farm project near Wyoming County, Pennsylvania, which became operational in December 2012. In 2012, Sempra Renewables received a $17 million return of capital from Mehoopany Wind.

During 2012 and 2011, Sempra Renewables invested $62 million and $11 million, respectively, in a joint venture with BP Wind Energy to develop the 21-MW Auwahi Wind project in the southeastern region of Maui, a project that was previously wholly owned by Sempra Renewables. The project became operational in December 2012.

In October 2010, Sempra Renewables invested $209 million to become an equal partner with BP Wind Energy to develop the 250-MW Cedar Creek 2 project near New Raymer, Colorado, which became operational in June 2011. Upon obtaining a construction loan in December 2010, the joint venture returned $96 million of Sempra Renewables' investment.

During 2009, Sempra Renewables invested $235 million to become an equal partner with BP Wind Energy to develop the 200-MW Fowler Ridge 2 project near Indianapolis, Indiana, which became operational in December 2009. In August 2010, Sempra Renewables received a $180 million return of capital from Fowler Ridge 2.

We discuss Cedar Creek 2 and Fowler Ridge 2 further in Note 5.

SEMPRA NATURAL GAS

Sempra Natural Gas owns a 25-percent interest in Rockies Express, a partnership that operates a natural gas pipeline, the Rockies Express Pipeline (REX), that links producing areas in the Rocky Mountain region to the upper Midwest and the eastern United States. In November 2012, Kinder Morgan Energy Partners L.P. (KMP) sold its 50 percent interest in Rockies Express, as part of a larger asset group, to Tallgrass Energy Partners, L.P. (Tallgrass). Phillips 66 owns the remaining interest of 25 percent. Our total investment in Rockies Express is accounted for as an equity method investment. We made investments in Rockies Express of $65 million in 2010 and $625 million in 2009.

The general partner of KMP is Kinder Morgan, Inc. (KMI). As a condition of KMI receiving antitrust approval from the Federal Trade Commission (FTC) for its acquisition of El Paso Corporation, KMI agreed to divest certain assets in its natural gas pipeline group. Included in the asset group, as noted above, was KMP's interest in Rockies Express. KMP recorded remeasurement losses during 2012 associated with these operations (classified as discontinued operations by KMP). We have recorded impairments of our partnership investment in Rockies Express of $300 million ($179 million after-tax) in the quarter ended June 30, 2012 and an additional $100 million ($60 million after-tax) in the quarter ended September 30, 2012, which are included in Equity Earnings (Losses), Before Income Tax – Rockies Express Pipeline LLC on the Consolidated Statements of Operations. Our remaining carrying value in Rockies Express as of December 31, 2012 is $361 million. We recorded the write-downs as a result of our estimate of fair value for our investment at the reporting date and our conclusion that the impairments are other-than-temporary, as required by U.S. GAAP. We discuss the fair value measurement of our investment in Rockies Express in Note 11.

For income tax purposes, upon KMP's sale of its 50-percent interest in Rockies Express, the partnership was considered terminated under federal tax law and a new partnership immediately formed which triggered a restart of depreciation method on the partnership's remaining tax basis of its tangible assets. As required by the LLC agreement, KMP made a cash make-whole payment to Sempra Natural Gas of $41 million in November 2012 which was recorded as equity income from Rockies Express.

The 550-MW Elk Hills Power (Elk Hills) plant is located near Bakersfield, California. On December 31, 2010, Sempra Natural Gas sold its 50-percent interest to Occidental Petroleum Corporation, Inc. for a cash purchase price plus year-end cash distribution totaling $179 million. In connection with the sale, Sempra Natural Gas recorded a $10 million pretax loss that is included in Equity Earnings (Losses), Before Income Tax – Other on the Consolidated Statement of Operations for the year ended December 31, 2010.

RBS SEMPRA COMMODITIES

RBS Sempra Commodities is a United Kingdom limited liability partnership formed by Sempra Energy and RBS in 2008 to own and operate the commodities-marketing businesses previously operated through wholly owned subsidiaries of Sempra Energy. We and RBS sold substantially all of the partnership's businesses and assets in four separate transactions completed in July, November, and December of 2010 and February of 2011. We account for our investment in RBS Sempra Commodities under the equity method, and report our share of partnership earnings and other associated costs in Parent and Other.

We recorded no equity earnings or losses related to the partnership for the year ended December 31, 2012. Pretax equity losses from RBS Sempra Commodities were $24 million and $314 million for the years ended December 31, 2011 and 2010, respectively. The partnership income that is distributable to us on an annual basis is computed on the partnership's basis of accounting, IFRS, as adopted by the European Union. For the year ended December 31, 2012, there was no distributable income or loss on an IFRS basis. For the years ended December 31, 2011 and 2010, our share of distributable income (loss), on an IFRS basis, was $(30) million and $53 million, respectively. Included in our pretax equity losses are impairment charges of $16 million ($10 million after-tax) in 2011 and $305 million ($139 million after-tax) in 2010. The impairment charges are included in Equity Earnings (Losses), Before Income Tax – RBS Sempra Commodities LLP on the Consolidated Statements of Operations. We discuss the fair value measurement of our investment in the partnership in Note 11.

Distributions received in 2010 for proceeds from the sale transaction completed in July 2010 were approximately $1 billion, including distributions of 2009 partnership income attributable to the businesses sold, which were $134 million of the $198 million in distributions we received in April 2010 discussed below. Distributions in 2010 for the proceeds from the sale transactions completed in November and December 2010 were $849 million.

In April 2011, we and RBS entered into a letter agreement (Letter Agreement) which amended certain provisions of the agreements that formed RBS Sempra Commodities. The Letter Agreement addresses the wind-down of the partnership and the distribution of the partnership's remaining assets. In accordance with the Letter Agreement, we received distributions of $623 million in 2011. These distributions included sales proceeds and our portion of 2010 distributable income totaling $651 million, less amounts to settle certain liabilities that we owed to RBS of $28 million. We received cash distributions of earnings from the partnership of $198 million in 2010. We received no such cash distributions in 2012. The investment balance of $126 million at December 31, 2012 reflects remaining distributions expected to be received from the partnership in accordance with the Letter Agreement. The timing and amount of distributions may be impacted by the matters we discuss related to RBS Sempra Commodities in Note 15 under “Other Litigation.” In addition, amounts may be retained by the partnership for an extended period of time to help offset unanticipated future general and administrative costs necessary to complete the dissolution of the partnership.

In connection with the Letter Agreement described above, we also released RBS from its indemnification obligations with respect to items for which J.P. Morgan Chase & Co. (JP Morgan), one of the buyers of the partnership's businesses, has agreed to indemnify us.

DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Debt and Credit Facilities

NOTE 5. DEBT AND CREDIT FACILITIES

COMMITTED LINES OF CREDIT

At December 31, 2012, Sempra Energy Consolidated had an aggregate of $4.1 billion in committed lines of credit to provide liquidity and to support commercial paper and variable-rate demand notes, the major components of which we detail below. Available unused credit on these lines at December 31, 2012 was $3.2 billion.

Sempra Energy

In March 2012, Sempra Energy entered into a $1.067 billion, five-year syndicated revolving credit agreement expiring in March 2017. Citibank, N.A. serves as administrative agent for the syndicate of 24 lenders. No single lender has greater than a 7-percent share. The facility replaced the $1.0 billion credit agreement that was scheduled to expire in 2014.

Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. The actual ratio at December 31, 2012, calculated as defined in the agreement, was 54.7 percent. The facility also provides for issuance of up to $635 million of letters of credit on behalf of Sempra Energy with the amount of borrowings otherwise available under the facility reduced by the amount of outstanding letters of credit.

At December 31, 2012, Sempra Energy had $54 million of letters of credit outstanding supported by the facility.

Sempra Global

In March 2012, Sempra Global entered into a $2.189 billion, five-year syndicated revolving credit agreement expiring in March 2017. Citibank, N.A. serves as administrative agent for the syndicate of 25 lenders. No single lender has greater than a 7-percent share. The facility replaced the $2.0 billion credit agreement that was scheduled to expire in 2014.

Sempra Energy guarantees Sempra Global's obligations under the credit facility. Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter.

At December 31, 2012, Sempra Global had $825 million of commercial paper outstanding supported by the facility. At December 31, 2012 and 2011, respectively, $300 million and $400 million of commercial paper outstanding was classified as long-term debt based on management's intent and ability to maintain this level of borrowing on a long-term basis either supported by this credit facility or by issuing long-term debt. This classification has no impact on cash flows.

California Utilities

In March 2012, SDG&E and SoCalGas entered into a combined $877 million, five-year syndicated revolving credit agreement expiring in March 2017. JPMorgan Chase Bank, N.A. serves as administrative agent for the syndicate of 24 lenders. No single lender has greater than a 7-percent share. The agreement permits each utility to individually borrow up to $658 million, subject to a combined limit of $877 million for both utilities. It also provides for the issuance of letters of credit on behalf of each utility subject to a combined letter of credit commitment of $200 million for both utilities. The amount of borrowings otherwise available under the facility is reduced by the amount of outstanding letters of credit. The facility replaced the $800 million combined credit agreement that was scheduled to expire in 2014.

Borrowings under the facility bear interest at benchmark rates plus a margin that varies with market index rates and the borrowing utility's credit ratings. The agreement requires each utility to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. The actual ratios for SDG&E and SoCalGas at December 31, 2012, calculated as defined in the agreement, were 48.0 percent and 38.7 percent, respectively.

Each utility's obligations under the agreement are individual obligations, and a default by one utility would not constitute a default by the other utility or preclude borrowings by, or the issuance of letters of credit on behalf of, the other utility.

At December 31, 2012, SDG&E and SoCalGas had no outstanding borrowings supported by the facility. Available unused credit on the line at December 31, 2012 was $658 million at both SDG&E and SoCalGas, subject to the combined limit on the facility of $877 million.

GUARANTEES

RBS Sempra Commodities

As we discuss in Note 4, in 2010 and early 2011, Sempra Energy, RBS and RBS Sempra Commodities sold substantially all of the businesses and assets within the partnership in four separate transactions. In connection with each of these transactions, the buyers were, subject to certain qualifications, obligated to replace any guarantees that we had issued in connection with the applicable businesses sold with guarantees of their own. The buyers have substantially completed this process with regard to all existing, open positions, except for one remaining position expected to terminate by January 2014. For those guarantees which have not been replaced, the buyers are obligated to indemnify us in accordance with the applicable transaction documents for any claims or losses in connection with the guarantees that we issued associated with the businesses sold. We provide additional information in Note 4.

At December 31, 2012, RBS Sempra Commodities no longer requires significant working capital support. However, we have provided back-up guarantees for a portion of RBS Sempra Commodities' remaining trading obligations. A few of these back-up guarantees may continue for a prolonged period of time. RBS has fully indemnified us for any claims or losses in connection with these arrangements, with the exception of those obligations for which JP Morgan has agreed to indemnify us. We discuss the indemnification release in Note 4. We discuss additional matters related to our investment in RBS Sempra Commodities in Note 15.

Other Guarantees

Sempra Renewables and BP Wind Energy currently hold 50-percent interests in Fowler Ridge 2 and Cedar Creek 2. After completion of these projects and obtaining term financing in 2010, proceeds from the term loans were used to return $180 million and $96 million, respectively, of each owner's joint venture investment. The term loan of $348 million obtained by Fowler Ridge 2 expires in August 2022, and the $275 million term loan obtained by Cedar Creek 2 expires in November 2023. The term loan agreements require Sempra Renewables and BP Wind Energy to return cash to the projects in the event that the projects do not meet certain cash flow criteria or in the event that the projects' debt service and operation and maintenance reserve accounts are not maintained at specific thresholds. Sempra Renewables recorded liabilities of $3 million in 2011 and $9 million in 2010 for the fair value of its obligations associated with the cash flow requirements, which constitute guarantees. The liabilities are being amortized over their expected lives. The outstanding loans are not guaranteed by the partners.

WEIGHTED AVERAGE INTEREST RATES

The weighted average interest rates on the total short-term debt outstanding at Sempra Energy were 0.72 percent and 0.93 percent at December 31, 2012 and December 31, 2011, respectively. The weighted average interest rates at December 31, 2012 and 2011 include interest rates for commercial paper borrowings classified as long-term, as we discuss above.

LONG-TERM DEBT

The following tables show the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2012	2011
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$14	$14
5.3% November 15, 2015	250	250
1.65% July 1, 2018(1)	161	161
5.85% June 1, 2021(1)	60	60
3% August 15, 2021	350	350
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
4% May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	250
4.3% April 1, 2042	250	―
	3,536	3,286
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014	130	130
5.3% Notes July 1, 2021(1)	39	39
5.5% Notes December 1, 2021(1)	60	60
4.9% Notes March 1, 2023(1)	25	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by plant assets)	345	355
Capital lease obligations:
Purchased-power agreements	178	180
Other	7	13
	784	802
	4,320	4,088
Current portion of long-term debt	(16)	(19)
Unamortized discount on long-term debt	(12)	(11)
Total SDG&E	4,292	4,058

SoCalGas
First mortgage bonds:
4.8% October 1, 2012	―	250
5.5% March 15, 2014	250	250
5.45% April 15, 2018	250	250
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
3.75% September 15, 2042	350	―
	1,400	1,300
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)	8	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	4	11
	17	24
	1,417	1,324
Current portion of long-term debt	(4)	(257)
Unamortized discount on long-term debt	(4)	(3)
Total SoCalGas	1,409	1,064

LONG-TERM DEBT (Continued)
(Dollars in millions)
	December 31,
	2012	2011
Sempra Energy
Other long-term debt (unsecured):
6% Notes February 1, 2013	400	400
8.9% Notes November 15, 2013, including $200 at variable rates after fixed-to-floating
rate swaps effective January 2011 (8.05% at December 31, 2012)	250	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.07% at December 31, 2012) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.64% at December 31, 2012)	750	750
2.3% Notes April 1, 2017	600	―
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	―
6% Notes October 15, 2039	750	750
Employee Stock Ownership Plan Bonds at variable rates payable on demand November 1, 2014(1)	―	8
Market value adjustments for interest rate swaps, net (expire November 2013 and June 2016)	19	16
Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.62% weighted average at December 31, 2012)	300	400
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
2.75% Series A Bonds October 30, 2014(1)	86	24
4.25% Series B Bonds October 30, 2030(1)	224	202
Luz del Sur
Bank loans 6.2% to 6.75% payable 2013 through December 2016	31	41
Notes at 4.75% to 7.09% payable 2013 through October 2022	284	185
Sempra Renewables
Other long-term debt (secured):
Loan at variable rates payable 2013 through December 2028, including $83 at 4.54%
after floating-to-fixed rate swaps effective June 2012 (2.82% at December 31, 2012)(1)	111	―
Loans at 2.24% to 2.26% payable 2013 through January 2031	286	―
Sempra Natural Gas
First mortgage bonds (Mobile Gas):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% payable 2013(1)(2)	17	24
9% Notes May 13, 2013	1	1
8.45% Notes payable 2013 through December 2017, secured	25	29
4.5% Notes July 1, 2024, secured(1)	74	21
Industrial development bonds at variable rates (0.15% at December 31, 2012)
August 15, 2037, secured(1)	55	55
	6,625	5,018
Current portion of long-term debt	(705)	(60)
Unamortized discount on long-term debt	(8)	(9)
Unamortized premium on long-term debt	8	7
Total other Sempra Energy	5,920	4,956
Total Sempra Energy Consolidated	$11,621	$10,078
(1)	Callable long-term debt.
(2)	Classified as long-term debt based on management's intent and ability to convert the debt to equity upon maturity.

MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2013	$10	$	―	$721	$731
2014	140		250	970	1,360
2015	274		―	70	344
2016	10		8	796	814
2017	10		―	649	659
Thereafter	3,691		1,155	3,400	8,246
Total	$4,135		$1,413	$6,606	$12,154
(1)	Excludes capital lease obligations and market value adjustments for interest rate swaps.

Various long-term obligations totaling $6.3 billion at Sempra Energy at December 31, 2012 are unsecured. This includes unsecured long-term obligations totaling $254 million at SDG&E and $13 million at SoCalGas.

CALLABLE LONG-TERM DEBT

At the option of Sempra Energy, SDG&E and SoCalGas, certain debt is callable subject to premiums at various dates:

CALLABLE LONG-TERM DEBT
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2013	$105	$	―	$343	$448
2014	124		―	224	348
2015	266		―	―	266
2016	―		8	―	8
2017	75		―	―	75
after 2017	176		―	―	176
Total	$746		$8	$567	$1,321
Callable bonds subject to make-whole provisions	$2,900		$1,400	$4,837	$9,137

In addition, the OMEC LLC project financing loan discussed in Note 1, with $345 million of borrowings at December 31, 2012, may be prepaid at the borrowers' option.

FIRST MORTGAGE BONDS

The California Utilities issue first mortgage bonds which are secured by a lien on utility plant. The California Utilities may issue additional first mortgage bonds upon compliance with the provisions of their bond agreements (indentures). These indentures require, among other things, the satisfaction of pro forma earnings-coverage tests on first mortgage bond interest and the availability of sufficient mortgaged property to support the additional bonds, after giving effect to prior bond redemptions. The most restrictive of these tests (the property test) would permit the issuance, subject to CPUC authorization, of an additional $3.6 billion of first mortgage bonds at SDG&E and $863 million at SoCalGas at December 31, 2012.

Mobile Gas also issues first mortgage bonds secured by utility plant.

In March 2012, SDG&E publicly offered and sold $250 million of 4.30-percent first mortgage bonds maturing in 2042.

In September 2012, SoCalGas publicly offered and sold $350 million of 3.75-percent first mortgage bonds maturing in 2042.

INDUSTRIAL DEVELOPMENT BONDS

SDG&E

In September 2012, SDG&E remarketed $161 million of industrial development variable rate demand notes at a fixed rate of 1.65 percent maturing in 2018 and $75 million of variable rate demand notes at a fixed rate of 4.00 percent maturing in 2039. The bonds were originally issued as insured, auction-rate securities, the proceeds of which were loaned to SDG&E, and are serviced with payments on SDG&E first mortgage bonds that have terms corresponding to those of the industrial development bonds that they secure.

Sempra Natural Gas

To secure an approved exemption from sales and use tax, Sempra Natural Gas has incurred through December 31, 2012, $254 million ($53 million in 2012, $84 million in 2011, $42 million in 2010, and $75 million in 2009) out of a maximum available $265 million of long-term debt related to the construction and equipping of its Mississippi Hub natural gas storage facility. After a redemption of $180 million in December 2011, the debt balance remaining at December 31, 2012, is $74 million. The debt is payable to the Mississippi Business Finance Corporation (MBFC), and we recorded bonds receivable from the MBFC for the same amount. Both the financing obligation and the bonds receivable have interest rates of 4.5 percent and are due on July 1, 2024.

OTHER LONG-TERM DEBT

Sempra Energy

In March 2012, Sempra Energy publicly offered and sold $600 million of 2.30-percent notes maturing in 2017. In September 2012, Sempra Energy publicly offered and sold $500 million of 2.875-percent notes maturing in 2022.

Sempra South American Utilities

Chilquinta Energía has outstanding Chilean public bonds denominated in Chilean Unidades de Fomento. The Chilean Unidad de Fomento is a unit of account used in Chile that is adjusted for inflation, and its value is quoted in Chilean Pesos. In 2009, Parent and Other purchased $50 million of 2.75-percent bonds which were eliminated in consolidation until their remarketing in October 2012.

Luz del Sur has outstanding corporate bonds which are denominated in the local currency. During 2012, Luz del Sur publicly offered and sold additional bonds, as follows:

2012 ISSUANCES OF LONG TERM DEBT – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month Issued	Issuance	Interest Rate	Maturity Date
February	$21	5.97%	February 8, 2017
February	9	6.34%	February 8, 2019
July	25	5.44%	July 6, 2019
October	30	5.25%	October 29, 2022
December	30	4.75%	December 14, 2020

Sempra Renewables

In June 2012, Sempra Renewables obtained a $117 million variable rate loan, the proceeds of which were applied to construction costs of the Copper Mountain Solar 1 project. The loan is payable semi-annually and fully matures in December 2028. To partially moderate its exposure to interest rate changes, Sempra Renewables has also entered into floating-to-fixed interest rate swaps maturing December 2028. As of December 31, 2012, the amount of the loan outstanding is $111 million, of which $83 million has an interest rate that is effectively fixed at 4.54 percent. The remaining balance of $28 million bears interest at rates varying with market rates (2.82 percent at December 31, 2012).

In September 2011, Sempra Renewables entered into a loan agreement with the U.S. Department of Energy (DOE) to borrow up to $337 million, which includes $7 million of accrued interest. Sempra Renewables took draws of $253 million in November 2012 at 2.26 percent and $33 million in December 2012 at 2.24 percent, the proceeds of which were applied to construction costs of the Mesquite Solar 1 project. The loan is payable semi-annually and fully matures in January 2031.

INTEREST RATE SWAPS

We discuss our fair value interest rate swaps and interest rate swaps to hedge cash flows in Note 10.

FACILITIES UNDER JOINT OWNERSHIP	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Facilities Under Joint Ownership

NOTE 6. FACILITIES UNDER JOINT OWNERSHIP

San Onofre Nuclear Generating Station (SONGS) and the Southwest Powerlink transmission line are owned jointly by SDG&E with other utilities. SDG&E's interests at December 31, 2012 were as follows:

		Southwest
(Dollars in millions)	SONGS	Powerlink
Percentage ownership	20%	91%
Utility plant in service	$351	$330
Accumulated depreciation and amortization	65	198
Construction work in progress	115	11

SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for financing its share of each project and participates in decisions concerning operations and capital expenditures.

SDG&E's share of operating expenses is included in Sempra Energy's and SDG&E's Consolidated Statements of Operations.

SONGS DECOMMISSIONING

Objectives, work scope, and procedures for the dismantling and decontamination of SONGS' three units must meet the requirements of the Nuclear Regulatory Commission (NRC), the Environmental Protection Agency (EPA), the U.S. Department of the Navy (the land owner), the CPUC and other regulatory bodies.

SDG&E's asset retirement obligation related to decommissioning costs for the SONGS units was $558 million at December 31, 2012. That amount includes the cost to decommission Units 2 and 3, and the remaining cost to complete the decommissioning of Unit 1, which is substantially complete. The remaining work on Unit 1 will be completed when Units 2 and 3 are decommissioned. Southern California Edison Company (Edison), the operator of SONGS, updates decommissioning cost studies every three years. Rate recovery of decommissioning costs is allowed until the time that the costs are fully recovered and is subject to adjustment every three years based on the costs allowed by regulators. Collections are authorized to continue until 2022. The most recent cost study was approved by the CPUC in July 2010. SDG&E's share of decommissioning costs under the approved study is approximately $768 million in 2008 dollars and $880 million escalated to 2012 dollars.

In December 2012, SDG&E, along with Edison, filed a joint application for the 2012 decommissioning cost study. SDG&E's updated estimated share of decommissioning costs under the application is approximately $860 million.

Unit 1 was permanently shut down in 1992, and physical decommissioning began in January 2000. Most structures, foundations and large components have been dismantled, removed and disposed of. Spent nuclear fuel has been removed from the Unit 1 Spent Fuel Pool and stored on-site in an independent spent fuel storage installation (ISFSI) licensed by the NRC. The decommissioning of Unit 1 remaining structures (subsurface and intake/discharge) will take place when Units 2 and 3 are decommissioned. The ISFSI will be decommissioned after a permanent storage facility becomes available and the DOE removes the spent fuel from the site. The Unit 1 reactor vessel is expected to remain on site until Units 2 and 3 are decommissioned.

SONGS OUTAGE, INSPECTION AND REPAIR ISSUES

We discuss the current SONGS outage, inspection and repair issues and related regulatory matters in Note 14.

SPENT NUCLEAR FUEL

SONGS owners are responsible for interim storage of spent nuclear fuel generated at SONGS until the DOE accepts it for final disposal. Spent nuclear fuel has been stored in the SONGS Units 1, 2 and 3 spent fuel pools and in the ISFSI, as follows:

  Movement of all Unit 1 spent fuel to the ISFSI was completed in 2005.
  Spent fuel for Unit 2 is being stored in both the Unit 2 spent fuel pool and the ISFSI.

  Spent fuel for Unit 3 is being stored in both the Unit 3 spent fuel pool and the ISFSI.

A second ISFSI pad, completed in 2009, provides sufficient storage capacity to allow for the continued operation of SONGS through 2022.

The amounts collected in rates for SONGS' decommissioning are invested in externally managed trust funds. Amounts held by the trusts are invested in accordance with CPUC regulations. These trusts are shown on the Sempra Energy and SDG&E Consolidated Balance Sheets at fair value with the offsetting credits recorded in Regulatory Liabilities Arising from Removal Obligations.

The following table shows the fair values and gross unrealized gains and losses for the securities held in the trust funds. We provide additional fair value disclosures for the trusts in Note 11.

NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
As of December 31, 2012:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$147	$9	$ ―	$156
Municipal bonds(2)	57	6	―	63
Other securities(3)	121	10	(1)	130
Total debt securities	325	25	(1)	349
Equity securities	249	292	(2)	539
Cash and cash equivalents	20	―	―	20
Total	$594	$317	$(3)	$908
As of December 31, 2011:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$157	$13	$ ―	$170
Municipal bonds	72	5	―	77
Other securities	76	3	(1)	78
Total debt securities	305	21	(1)	325
Equity securities	246	227	(5)	468
Cash and cash equivalents	11	―	―	11
Total	$562	$248	$(6)	$804
(1) Maturity dates are 2013-2043.
(2) Maturity dates are 2013-2111.
(3) Maturity dates are 2013-2112.

The following table shows the proceeds from sales of securities in the trusts and gross realized gains and losses on those sales.

SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Proceeds from sales(1)	$723	$715	$351
Gross realized gains	21	75	11
Gross realized losses	(13)	(52)	(11)
(1)	Excludes securities that are held to maturity.

The increase in sales in 2011 as compared to 2010 was predominantly due to a restructuring of investments within the trusts to achieve a more broadly diversified asset mix. Within the fixed income portfolio, we reduced the allocation to U.S. Treasury debt-securities, while increasing holdings of other fixed income securities, including corporate and municipal bonds, and investments in mortgage- and asset-backed securities. We restructured the international equity portfolio to invest in both developed and emerging market equity securities. In 2012, we continued to restructure the investments within the trusts to achieve a more broadly diversified asset mix, including investments in global fixed income securities. Additionally, we shifted to more active fund managers, which also contributed to higher sales proceeds.

Net unrealized gains (losses) are included in Regulatory Liabilities Arising from Removal Obligations on the Consolidated Balance Sheets. We determine the cost of securities in the trusts on the basis of specific identification.

Customer contribution amounts are determined by the CPUC using estimates of after-tax investment returns, decommissioning costs, and decommissioning cost escalation rates. Changes in investment returns and decommissioning costs may result in a change in future customer contributions.

We discuss the impact of asset retirement obligations in Note 1. We provide additional information about SONGS in Notes 14 and 15.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

NOTE 7. INCOME TAXES

Reconciliation of net U.S. statutory federal income tax rates to the effective income tax rates is as follows:

RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	6	3	6
State income taxes, net of federal income tax benefit	(1)	2	―
Tax credits	(7)	(1)	(3)
Allowance for equity funds used during construction	(4)	(2)	(3)
Non-U.S. earnings taxed at lower statutory income tax rates	(4)	(8)	(12)
Adjustments to prior years’ income tax items	(1)	―	(3)
Utility repairs expenditures	(8)	(1)	(2)
Self-developed software expenditures	(5)	(3)	(5)
Mexican foreign exchange and inflation effects	1	(1)	2
Variable interest entities	(1)	―	1
Life insurance contracts	(7)	―	―
Impact of change in income tax law	―	―	2
Impact of impairment of an equity method investment	―	―	(2)
Other, net	2	(1)	1
Effective income tax rate	6%	23%	17%
SDG&E
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	4	4	5
State income taxes, net of federal income tax benefit	4	5	4
Allowance for equity funds used during construction	(4)	(4)	(3)
Adjustments to prior years’ income tax items	(3)	―	(3)
Utility repairs expenditures	(4)	(1)	(2)
Self-developed software expenditures	(3)	(3)	(2)
Variable interest entity	(1)	(1)	1
Impact of change in income tax law	―	―	1
Other, net	(1)	(1)	(3)
Effective income tax rate	27%	34%	33%
SoCalGas
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	7	6	5
State income taxes, net of federal income tax benefit	3	4	4
Utility repairs expenditures	(12)	―	―
Self-developed software expenditures	(9)	(7)	(6)
Allowance for equity funds used during construction	(2)	(2)	(1)
Impact of change in income tax law	―	―	3
Other, net	(1)	(3)	(2)
Effective income tax rate	21%	33%	38%

In 2011 and 2012, non-U.S. earnings taxed at lower statutory income tax rates than the U.S. are primarily related to operations in Mexico, Chile and Peru. In 2011, the earnings in Chile and Peru include the impact of the $277 million remeasurement gain related to our acquisition of controlling interests in Chilquinta Energía and Luz del Sur, which was non-taxable. We discuss this gain further in Note 3.

In 2010, the non-U.S. earnings taxed at lower statutory income tax rates than the U.S. are primarily related to operations in Mexico, the Netherlands and the U.K. The earnings in the Netherlands and the U.K. are related to our investment in RBS Sempra Commodities. In 2010, the earnings activity for RBS Sempra Commodities reflected the following related to the sale of our share of our investment in the joint venture (as discussed in Note 4):

  approximately $150 million of a total $175 million non-U.S. gain on sale of the businesses and assets within the joint venture was non-taxable; and

  approximately $40 million of non-U.S. earnings from the operations of the joint venture and approximately $25 million of the non-U.S. gain on sale of the businesses and assets within the joint venture were net of income tax paid by the partnership.

Utility repairs expenditures significantly affecting the effective income tax rates for Sempra Energy Consolidated, SDG&E and SoCalGas in 2012 are due to a change in the income tax treatment of certain repairs that are capitalized for financial statement purposes. The change in income tax treatment of certain repairs for electric transmission and distribution assets, which applied to SDG&E, was made pursuant to an Internal Revenue Service (IRS) Revenue Procedure providing a safe harbor for deducting certain repairs expenditures from taxable income when incurred for tax years beginning on or after January 1, 2011. A $22 million benefit for SDG&E related to the 2011 U.S. federal income tax return filed in the third quarter of 2012 is included in Adjustments to Prior Years' Income Tax Items in the table above. The change in income tax treatment of certain repairs expenditures for gas plant assets, which applied to SoCalGas, was made pursuant to an IRS Revenue Procedure, which allows, under an Internal Revenue Code section, such expenditures to be deducted from taxable income when incurred.

Life insurance contracts significantly affect the effective tax rate for Sempra Energy Consolidated in 2012 primarily due to our decision in the second quarter of 2012 to hold life insurance contracts kept in support of certain benefit plans to term. Previously, we took the position that we might cash in or sell these contracts before maturity, which required that we record deferred income taxes on unrealized gains on investments held within the insurance contracts.

The CPUC requires flow-through rate-making treatment for the current income tax benefit or expense arising from certain property-related and other temporary differences between the treatment for financial reporting and income tax, which will reverse over time. Under the regulatory accounting treatment required for these flow-through temporary differences, deferred income tax assets and liabilities are not recorded to deferred income tax expense, but rather to a regulatory asset or liability, which results in impacting the current effective income tax rate. Therefore, changes in the relative size of these items compared to pretax income, from period to period, can cause variations in the effective income tax rate. The following items are subject to flow-through treatment:

  repairs expenditures related to a certain portion of utility plant fixed assets the equity portion of AFUDC
  a portion of the cost of removal of utility plant assets
  self-developed software expenditures

  depreciation on a certain portion of utility plant assets

We use the deferral method for investment tax credits (ITC). For certain solar and wind generating assets being placed into service during 2011 and 2012, we have elected to seek cash grants rather than ITC for which the projects also qualify. Accordingly, cash grant accounting is required to be applied. Grant accounting for cash grants is very similar to the deferral method of accounting for ITC, the primary difference being the recording of a cash grant receivable instead of an income tax receivable.

Under the deferral method of accounting for ITC and under grant accounting for cash grants, we record a deferred income tax benefit, on day one, which is reflected in income tax expense by recording a deferred income tax asset during the year the renewable energy assets are placed in service. This deferred income tax asset results from the day-one difference in the income tax basis and financial statement basis of the renewable energy assets, referred to as the day-one basis difference. The financial statement basis of the assets is reduced by 100 percent of the ITC or grant expected; U.S. federal income tax basis is reduced by only 50 percent for both ITC and grants; and state income tax basis is reduced 50 percent for grants and not at all for ITC.

Cash grants are generally expected to be collectable in cash shortly after a project is constructed. Conversion of ITC to cash is generally dependent on reducing income tax payments and thus the existence of a U.S. federal net operating loss (NOL) carryforward can result in delaying this conversion.

The geographic components of Income Before Income Taxes and Equity Earnings of Certain Unconsolidated Subsidiaries at Sempra Energy are as follows:

	Years ended December 31,
(Dollars in millions)	2012	2011	2010
U.S.	$442	$1,011	$448
Non-U.S.	501	712	339
Total	$943	$1,723	$787

The components of income tax expense are as follows:

INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
Current:
U.S. Federal	$(36)	$76	$69
U.S. State	(6)	(3)	(3)
Non-U.S.	144	149	30
Total	102	222	96
Deferred:
U.S. Federal	(63)	176	(18)
U.S. State	3	43	32
Non-U.S.	20	(45)	27
Total	(40)	174	41
Deferred investment tax credits	(3)	(2)	(4)
Total income tax expense	$59	$394	$133
SDG&E
Current:
U.S. Federal	$(109)	$(59)	$69
U.S. State	14	6	52
Total	(95)	(53)	121
Deferred:
U.S. Federal	255	253	75
U.S. State	30	36	(21)
Total	285	289	54
Deferred investment tax credits	―	1	(2)
Total income tax expense	$190	$237	$173
SoCalGas
Current:
U.S. Federal	$(73)	$(6)	$43
U.S. State	24	19	26
Total	(49)	13	69
Deferred:
U.S. Federal	136	128	108
U.S. State	(6)	5	2
Total	130	133	110
Deferred investment tax credits	(2)	(3)	(3)
Total income tax expense	$79	$143	$176

We show the components of deferred income taxes at December 31 for Sempra Energy, SDG&E and SoCalGas in the tables below:

DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2012	2011
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$3,710	$2,360
Regulatory balancing accounts	770	456
Unrealized revenue	3	13
Loss on reacquired debt	9	12
Property taxes	46	43
Difference in financial and tax bases of partnership interests	118	152
Other deferred income tax liabilities	55	30
Total deferred income tax liabilities	4,711	3,066
Deferred income tax assets:
Investment tax credits	67	22
Equity losses	16	16
Net operating losses	1,898	811
Compensation-related items	156	140
Postretirement benefits	587	361
Other deferred income tax assets	90	34
State income taxes	58	58
Bad debt allowance	8	8
Litigation and other accruals not yet deductible	7	5
Deferred income tax assets before valuation allowances	2,887	1,455
Less: valuation allowances	128	82
Total deferred income tax assets	2,759	1,373
Net deferred income tax liability	$1,952	$1,693
Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

DEFERRED INCOME TAXES FOR SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2012	2011	2012	2011
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$1,947	$1,152	$938	$632
Regulatory balancing accounts	344	230	439	236
Loss on reacquired debt	4	5	7	8
Property taxes	32	30	15	14
Other	22	19	―	1
Total deferred income tax liabilities	2,349	1,436	1,399	891
Deferred income tax assets:
Net operating losses	446	―	34	―
Postretirement benefits	137	115	370	161
Investment tax credits	16	17	14	16
Compensation-related items	14	15	48	39
State income taxes	31	24	18	18
Litigation and other accruals not yet deductible	38	33	21	22
Hedging transaction	1	―	7	7
Other	4	3	9	8
Total deferred income tax assets	687	207	521	271
Net deferred income tax liability	$1,662	$1,229	$878	$620
Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

The net deferred income tax liabilities are recorded on the Consolidated Balance Sheets at December 31 as follows:

NET DEFERRED INCOME TAX LIABILITY
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Current (asset) liability	$(148)	$173	$26	$62	$(3)	$44
Noncurrent liability	2,100	1,520	1,636	1,167	881	576
Total	$1,952	$1,693	$1,662	$1,229	$878	$620

At December 31, 2012, Sempra Energy has recorded a valuation allowance against a portion of its total deferred income tax assets, as shown above in the “Deferred Income Taxes for Sempra Energy Consolidated” table. A valuation allowance is recorded when, based on more-likely-than-not criteria, negative evidence outweighs positive evidence with regard to our ability to realize a deferred income tax asset in the future. Of the valuation allowances recorded to date, the negative evidence outweighs the positive evidence primarily due to cumulative pretax losses in various U.S. state and non-U.S. jurisdictions resulting in a deferred income tax asset related to NOLs, as discussed below, that we currently do not believe will be realized on a more-likely-than-not basis. At both Sempra Energy and SDG&E, deferred income taxes for variable interest entities are shown on a net basis. Therefore, a valuation allowance of $108 million at December 31, 2012 and $116 million at December 31, 2011 related to variable interest entities is not reflected in the tables above. Of Sempra Energy's total valuation allowance of $128 million at December 31, 2012, $20 million is related to non-U.S. NOLs, $100 million to U.S. state NOLs and $8 million to other future U.S. state deductions. Of Sempra Energy's total valuation allowance of $82 million at December 31, 2011, $14 million is related to non-U.S. NOLs, $8 million to other future non-U.S. deductions, and $60 million to U.S. state NOLs. The total valuation allowance increased in 2012 primarily due to the increase in the valuation allowance established for U.S. state NOLs. We believe that it is more-likely-than-not that the remainder of the total deferred income tax asset is realizable.

At December 31, 2012, Sempra Energy's non-U.S. subsidiaries had $71 million of unused NOLs available to utilize in the future to reduce Sempra Energy's future non-U.S. income tax expense related to our holding companies in Denmark, Mexico, the Netherlands and Spain. The carryforward periods for our non-U.S. unused NOLs are as follows: $11 million does not expire and $60 million expires between 2013 and 2027. As of December 31, 2012, our Mexican subsidiaries have NOLs of $162 million, of which $142 million have been utilized on a consolidated level. These NOLs are subject to recapture between 2013 and 2017 if the Mexican subsidiary that generated them does not have sufficient taxable income itself to realize them within 5 years. These NOLs expire between 2016 and 2022. Sempra Energy's U.S. subsidiaries had $2.2 billion of unused U.S. state NOLs, primarily in Alabama, California, Connecticut, District of Columbia, Indiana, Louisiana, Minnesota, New Jersey, New York and Oklahoma. These U.S. state NOLs expire between 2013 and 2032. We have not recorded deferred income tax benefits on a portion of Sempra Energy's total non-U.S. and state NOLs because we currently believe they will not be entirely realized on a more-likely-than-not basis, as discussed above. Sempra Energy's consolidated U.S. subsidiaries had $4.7 billion of unused U.S. federal consolidated NOLs (the 2011 NOL of $2.1 billion expires in 2031 and the 2012 NOL of $2.6 billion expires in 2032). We have recorded deferred income tax benefits on these NOLs, in total, because we currently believe they will be realized on a more-likely-than-not basis.

At December 31, 2012, SDG&E had $1.3 billion of unused U.S. federal NOLs (the 2011 NOL of $78 million expires in 2031 and the 2012 NOL of $1.2 billion expires in 2032). We have recorded deferred income tax benefits on these NOLs, in total, because we currently believe they will be realized on a more-likely-than-not basis. As of December 31, 2012, SoCalGas had a $96 million unused U.S. federal NOL, which expires in 2032. We have recorded a deferred income tax benefit on this NOL, in total, because we currently believe it will be realized on a more-likely-than-not basis.

At December 31, 2012, Sempra Energy had not recognized a U.S. deferred income tax liability related to a $2.9 billion basis difference between its financial statement and income tax investment amount in its non-U.S. subsidiaries. This basis difference consists of $2.9 billion of cumulative undistributed earnings that we expect to reinvest indefinitely outside of the U.S., which includes the $0.3 billion gain related to the remeasurement of equity method investments in Chilquinta Energía and Luz del Sur that we discuss in Note 3. These cumulative undistributed earnings have previously been reinvested or will be reinvested in active non-U.S. operations, thus we do not intend to use these earnings as a source of funding for U.S. operations. It is not practical to determine the hypothetical unrecognized amount of U.S. deferred income taxes that might be payable if the cumulative undistributed earnings were eventually distributed or the investments were sold. U.S. deferred income taxes would be recorded on $2.9 billion of the basis difference related to cumulative undistributed earnings if we no longer intend to indefinitely reinvest all, or a part, of the cumulative undistributed earnings.

Following is a summary of unrecognized income tax benefits for the years ended December 31:

SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E			SoCalGas
	2012	2011	2010	2012	2011	2010	2012	2011		2010
Total	$82	$72	$97	$12	$7	$5	$5	$	―	$8
Of the total, amounts related to tax
positions that, if recognized, in
future years, would:
decrease the effective tax rate	$(81)	$(72)	$(76)	$(12)	$(7)	$(5)	$(5)	$	―	$(1)
increase the effective tax rate	16	7	5	12	7	5	4		―	―

Following is a reconciliation of the changes in unrecognized income tax benefits for the years ended December 31:

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2012		2011		2010
Sempra Energy Consolidated:
Balance as of January 1		$72		$97	$94
Increase in prior period tax positions		2		7	29
Decrease in prior period tax positions		(1)		(26)	(4)
Increase in current period tax positions		10		3	5
Settlements with taxing authorities		(1)		(9)	(9)
Expirations of statutes of limitations		―		―	(18)
Balance as of December 31		$82		$72	$97
SDG&E:
Balance as of January 1		$7		$5	$14
Increase in prior period tax positions		1		―	―
Decrease in prior period tax positions		―		―	(3)
Increase in current period tax positions		4		2	3
Settlements with taxing authorities		―		―	(9)
Balance as of December 31		$12		$7	$5
SoCalGas:
Balance as of January 1	$	―		$8	$11
Increase in prior period tax positions		―		2	5
Increase in current period tax positions		5		―	―
Settlements with taxing authorities		―		(10)	―
Expirations of statutes of limitations		―		―	(8)
Balance as of December 31		$5	$	―	$8

It is reasonably possible that within the next 12 months unrecognized income tax benefits could decrease due to the following:

POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2012		2011		2010
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments		$(7)		$(7)		$(6)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		(10)		―		(35)
		$(17)		$(7)		$(41)
SDG&E:
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		$(5)	$	―	$	―
SoCalGas:
Expiration of statutes of limitations on tax assessments	$	―	$	―		$(5)
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities		(4)		―		―
		$(4)	$	―		$(5)

Amounts accrued for interest expense and penalties associated with unrecognized income tax benefits are included in income tax expense in the Consolidated Statements of Operations for the years ended December 31 as follows:

INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated				SDG&E					SoCalGas
	2012		2011	2010	2012		2011		2010	2012		2011	2010
Interest expense (benefit)	$	―	$(3)	$4	$	―	$	―	$3	$	―	$(1)	$1
Penalties		―	(1)	―		―		―	―		―	―	―

Amounts accrued at December 31 on the Consolidated Balance Sheets for interest expense and penalties associated with unrecognized income tax benefits are as follows:

ACCRUED INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Interest expense	$3	$3	$1	$1	$1	$1
Penalties	3	3	―	―	―	―

INCOME TAX AUDITS

Sempra Energy is subject to U.S. federal income tax as well as to income tax of multiple state and non-U.S. jurisdictions. We remain subject to examination for U.S. federal tax years after 2008. We are subject to examination by major state tax jurisdictions for tax years after 2005. Certain major non-U.S. income tax returns from 2006 through the present are open to examination.

In addition, we have filed state refund claims for tax years back to 1998, and PE has filed state refund claims for tax years back to 1993. The pre-2006 tax years are closed to new issues; therefore, no additional tax may be assessed by the taxing authorities for these years.

SDG&E and SoCalGas are subject to U.S. federal income tax as well as income tax of state jurisdictions. They remain subject to examination for U.S. federal years after 2008 and by major state tax jurisdictions for years after 2005.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans Policy

NOTE 8. EMPLOYEE BENEFIT PLANS

We are required by applicable U.S. GAAP to:

  recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status in the statement of financial position;
  measure a plan's assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and

  recognize changes in the funded status of pension and other postretirement benefit plans in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders' equity.

The detailed information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries.

Sempra Energy has funded and unfunded noncontributory defined benefit plans, including separate plans for SDG&E and SoCalGas, which collectively cover substantially all domestic and certain foreign employees, and members of the Sempra Energy board of directors who were participants in a predecessor plan on or before June 1, 1998. The plans generally provide defined benefits based on years of service and either final average or career salary.

Chilquinta Energía, which was acquired by Sempra Energy in 2011, has an unfunded contributory defined benefit plan covering all employees hired before October 1, 1981 and an unfunded noncontributory termination indemnity obligation covering all employees. The plans generally provide defined benefits to retirees based on date of hire, years of service and final average salary.

Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which collectively cover all domestic (except Willmut Gas) and certain foreign employees. The life insurance plans are both contributory and noncontributory, and the health care plans are contributory. Participants' contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees' spouses.

Chilquinta Energía also has two noncontributory postretirement benefit plans which cover substantially all employees – a health care plan and an energy subsidy plan that provides for reduced energy rates. The health care plan includes benefits for retirees' spouses and dependents.

Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates
  expected return on plan assets
  health care cost trend rates
  mortality rates
  rate of compensation increases
  termination and retirement rates
  utilization of postretirement welfare benefits
  payout elections (lump sum or annuity)
  lump sum interest rates

We review these assumptions on an annual basis prior to the beginning of each year and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. We use a December 31 measurement date for all of our plans.

In support of its Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans, Sempra Energy maintains dedicated assets, including investments in life insurance contracts, which totaled $510 million and $478 million at December 31, 2012 and 2011, respectively.

Pension and Other Postretirement Benefit Plans

Benefit Plan Amendments Affecting 2012

Effective January 1, 2012, the pension plan death benefit for represented employees at SoCalGas was enhanced to the full value of the benefit that the participant would have received had the employee terminated employment and taken a distribution of their benefit. Effective October 1, 2012, the death benefit for represented employees at SDG&E was similarly enhanced. This increased the benefit obligation by approximately $8 million for Sempra Energy Consolidated, $1 million for SDG&E and $7 million for SoCalGas.

Effective January 1, 2012, SoCalGas' represented employees with less than 15 years of service now receive a defined dollar benefit to cover postretirement medical benefits. This amendment was the result of the ratification on March 1, 2012 of the SoCalGas union collective bargaining agreement (CBA) covering wages, hours, working conditions and medical and other benefit plans effective January 1, 2012 through September 30, 2015. The amendment resulted in a remeasurement of the SoCalGas other postretirement benefit liability as of February 29, 2012. The effect of this plan change as of December 31, 2012 was a decrease in the recorded liability for other postretirement benefits of $53 million at each of Sempra Energy Consolidated and SoCalGas.

Effective January 1, 2012, the postretirement plans amended in 2011, as discussed below, were amended to effectively reverse the 2011 amendment as the increase in employer contributions was no longer required to maintain grandfathered status under the Patient Protection and Affordable Care Act (PPACA), discussed below, due to a restructuring of benefits provided under the plans. The 2012 amendment resulted in a decrease in the recorded liability for other postretirement benefits of approximately $3 million for Sempra Energy Consolidated, $2 million for SDG&E and $1 million for SoCalGas.

Benefit Plan Amendments Affecting 2011

Effective January 1, 2011, for certain postretirement health plans, the employer contribution was increased to maintain the grandfathered retiree plan status under the PPACA discussed below. This increased the benefit obligation by approximately $4 million for Sempra Energy Consolidated, $2 million for SDG&E and $1 million for SoCalGas.

Benefit Obligations and Assets

The following three tables provide a reconciliation of the changes in the plans' projected benefit obligations and the fair value of assets during 2012 and 2011, and a statement of the funded status at December 31, 2012 and 2011:

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,406	$3,124	$1,160	$1,139
Service cost	90	83	25	31
Interest cost	162	168	52	65
Plan amendments	8	―	(56)	4
Actuarial loss (gain)	374	224	(25)	(42)
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Acquisitions	―	20	―	5
Foreign currency adjustments	―	(2)	―	―
Settlements	(19)	(34)	―	―
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	3,804	3,406	1,115	1,160

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,332	2,354	778	746
Actual return on plan assets	339	(23)	97	4
Employer contributions	123	212	39	72
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Settlements	(19)	(34)	―	―
Fair value of plan assets at December 31	2,558	2,332	873	778
Funded status at December 31	$(1,246)	$(1,074)	$(242)	$(382)
Net recorded liability at December 31	$(1,246)	$(1,074)	$(242)	$(382)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$981	$949	$182	$175
Service cost	28	28	7	7
Interest cost	45	49	9	10
Plan amendments	1	―	(2)	2
Actuarial loss (gain)	87	27	(5)	(5)
Settlements	―	(1)	―	―
Transfer of liability to other plans	―	(19)	―	(2)
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Net obligation at December 31	1,067	981	185	182

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	712	713	106	99
Actual return on plan assets	99	(7)	13	(1)
Employer contributions	45	69	13	15
Transfer of assets to other plans	―	(10)	―	(2)
Settlements	―	(1)	―	―
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Fair value of plan assets at December 31	781	712	126	106
Funded status at December 31	$(286)	$(269)	$(59)	$(76)
Net recorded liability at December 31	$(286)	$(269)	$(59)	$(76)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$2,017	$1,786	$921	$920
Service cost	53	46	16	22
Interest cost	99	99	41	53
Plan amendments	7	―	(54)	1
Actuarial loss (gain)	245	171	(19)	(46)
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Settlements	(2)	(4)	―	―
Transfer of liability from other plans	―	26	―	5
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	2,299	2,017	873	921

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,443	1,456	658	632
Actual return on plan assets	213	(12)	83	4
Employer contributions	47	95	23	55
Transfer of assets from other plans	―	15	―	3
Settlements	(2)	(4)	―	―
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Fair value of plan assets at December 31	1,581	1,443	732	658
Funded status at December 31	$(718)	$(574)	$(141)	$(263)
Net recorded liability at December 31	$(718)	$(574)	$(141)	$(263)

The actuarial losses for pension plans in 2012 were primarily due to a decrease in the weighted average discount rate and the rate used to convert monthly annuity-type benefits to a lump sum benefit payment.

The actuarial gains for other postretirement plans in 2012 resulted from several factors, including updated census data and actual claims costs, premiums and retiree contributions for 2012, expected gains on 2013 claims costs based on 2013 renewal premium rates, changes in retirement rate assumptions and the move to an Employer Group Waiver Plan (EGWP) for all represented employees of SoCalGas effective February 29, 2012. An EGWP is an alternative means of providing the existing pharmacy benefit, discussed below. The actuarial gains were partially offset by the impact of a lower discount rate for the obligation remeasurement on February 29, 2012 discussed above and a lower discount rate at the December 31, 2012 measurement date.

The actuarial losses for pension plans in 2011 were primarily due to a decrease in the weighted average discount rate and the rate used to convert monthly annuity-type benefits to a lump sum benefit payment.

The actuarial gains for other postretirement plans in 2011 resulted from a decrease in assumed participation rates and claims costs, and the impact of the adoption of the EGWP effective January 1, 2012 for all employees except SoCalGas union employees, partially offset by actuarial losses from a decrease in the weighted average discount rate.

Net Assets and Liabilities

The assets and liabilities of the pension and other postretirement benefit plans are affected by changing market conditions as well as when actual plan experience is different than assumed. Such events result in investment gains and losses, which we defer and recognize in pension and other postretirement benefit costs over a period of years. Sempra Energy Consolidated (except for SDG&E) and SoCalGas use the asset smoothing method for their pension and other postretirement plans. This method develops an asset value that recognizes realized and unrealized investment gains and losses over a three-year period. This adjusted asset value, known as the market-related value of assets, is used in conjunction with an expected long-term rate of return to determine the expected return-on-assets component of net periodic cost. SDG&E does not use the asset smoothing method, but rather recognizes realized and unrealized investment gains and losses during the current year.

The 10-percent corridor accounting method is used at Sempra Energy, SDG&E and SoCalGas. Under the corridor accounting method, if as of the beginning of a year unrecognized net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is amortized over the average remaining service period of active participants. The asset smoothing and 10-percent corridor accounting methods help mitigate volatility of net periodic costs from year to year.

We recognize the overfunded or underfunded status of defined benefit pension and other postretirement plans as assets or liabilities, respectively; unrecognized changes in these assets and/or liabilities are normally recorded in accumulated other comprehensive income (loss) on the balance sheet. The California Utilities and Mobile Gas record regulatory assets and liabilities that offset the funded pension and other postretirement plans' assets or liabilities, as these costs are expected to be recovered in future utility rates based on agreements with regulatory agencies. At Willmut Gas, pension contributions are recovered in rates on a prospective basis, but are not recorded as a regulatory asset pending recovery.

The California Utilities record annual pension and other postretirement net periodic benefit costs equal to the contributions to their plans as authorized by the CPUC. The annual contributions to the pension plans are limited to a minimum required funding amount as determined by the Internal Revenue Service. The annual contributions to the other postretirement plans are equal to the lesser of the maximum tax deductible amount or the net periodic cost calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans. Mobile Gas records annual pension and other postretirement net periodic benefit costs based on an estimate of the net periodic cost at the beginning of the year calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans, as authorized by the Alabama Public Service Commission. Any differences between booked net periodic benefit cost and amounts contributed to the pension and other postretirement plans for the California Utilities are disclosed as regulatory adjustments in accordance with U.S. GAAP for regulated entities.

The net liability is included in the following captions on the Consolidated Balance Sheets at December 31:

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2012	2011	2012		2011
Sempra Energy Consolidated
Current liabilities	$(31)	$(31)		$(1)		$(2)
Noncurrent liabilities	(1,215)	(1,043)		(241)		(380)
Net recorded liability	$(1,246)	$(1,074)		$(242)		$(382)
SDG&E
Current liabilities	$(5)	$(3)	$	―	$	―
Noncurrent liabilities	(281)	(266)		(59)		(76)
Net recorded liability	$(286)	$(269)		$(59)		$(76)
SoCalGas
Current liabilities	$(4)	$(4)	$	―	$	―
Noncurrent liabilities	(714)	(570)		(141)		(263)
Net recorded liability	$(718)	$(574)		$(141)		$(263)

Amounts recorded in Accumulated Other Comprehensive Income (Loss) as of December 31, 2012 and 2011, net of income tax effects and amounts recorded as regulatory assets, are as follows:

AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Sempra Energy Consolidated
Net actuarial loss	$(96)	$(92)	$(6)	$(8)
Prior service credit	1	1	―	―
Total	$(95)	$(91)	$(6)	$(8)
SDG&E
Net actuarial loss	$(12)	$(11)
Prior service credit	1	1
Total	$(11)	$(10)
SoCalGas
Net actuarial loss	$(4)	$(6)
Prior service credit	1	1
Total	$(3)	$(5)

The accumulated benefit obligation for defined benefit pension plans at December 31, 2012 and 2011 was as follows:

	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2012	2011	2012	2011	2012	2011
Accumulated benefit obligation	$3,530	$3,176	$1,041	$962	$2,080	$1,845

Sempra Energy has unfunded and funded pension plans. SDG&E and SoCalGas each have an unfunded and a funded pension plan. The following table shows the obligations of funded pension plans with benefit obligations in excess of plan assets as of December 31:

(Dollars in millions)	2012	2011
Sempra Energy Consolidated
Projected benefit obligation	$3,544	$3,150
Accumulated benefit obligation	3,295	2,958
Fair value of plan assets	2,558	2,332
SDG&E
Projected benefit obligation	$1,025	$944
Accumulated benefit obligation	1,003	928
Fair value of plan assets	781	712
SoCalGas
Projected benefit obligation	$2,275	$1,987
Accumulated benefit obligation	2,057	1,818
Fair value of plan assets	1,581	1,443

Net Periodic Benefit Cost, 2010-2012

The following three tables provide the components of net periodic benefit cost and amounts recognized in other comprehensive income for the years ended December 31:

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$90	$83	$83	$25	$31	$26
Interest cost	162	168	167	52	65	57
Expected return on assets	(155)	(144)	(143)	(53)	(48)	(46)
Amortization of:
Prior service cost (credit)	3	4	4	(4)	―	(1)
Actuarial loss	47	34	30	12	17	8
Regulatory adjustment	(29)	43	19	7	7	7
Settlement charge	8	13	―	―	―	―
Total net periodic benefit cost	126	201	160	39	72	51

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	19	23	(12)	(6)	7	(1)
Amortization of prior service credit	―	―	―	―	―	1
Amortization of actuarial loss	(9)	(10)	(10)	―	―	―
Total recognized in other comprehensive income	10	13	(22)	(6)	7	―
Total recognized in net periodic benefit cost and other comprehensive income	$136	$214	$138	$33	$79	$51

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$28	$28	$27	$7	$7	$6
Interest cost	45	49	47	9	10	9
Expected return on assets	(47)	(46)	(40)	(8)	(8)	(5)
Amortization of:
Prior service cost	2	1	1	4	4	4
Actuarial loss	14	9	12	―	―	―
Regulatory adjustment	6	31	13	1	2	2
Settlement charge	1	1	―	―	―	―
Total net periodic benefit cost	49	73	60	13	15	16

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss	2	1	2	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	1	―	1	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$50	$73	$61	$13	$15	$16

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$53	$46	$46	$16	$22	$18
Interest cost	99	99	98	41	53	46
Expected return on assets	(96)	(85)	(90)	(44)	(40)	(40)
Amortization of:
Prior service cost (credit)	2	2	2	(7)	(4)	(4)
Actuarial loss	23	17	10	11	17	7
Settlement charge	1	1	―	―	―	―
Regulatory adjustment	(36)	12	6	5	5	5
Total net periodic benefit cost	46	92	72	22	53	32

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	(4)	2	―	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	(5)	1	(1)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$41	$93	$71	$22	$53	$32

The estimated net loss for the pension plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2013 is $11 million for Sempra Energy Consolidated, $1 million at SDG&E and a negligible amount at SoCalGas. Negligible amounts of prior service credit for the pension plans will be similarly amortized in 2013.

The estimated net loss for the PBOP plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2013 is $1 million for Sempra Energy Consolidated.

Negligible amounts of estimated prior service credit for the other postretirement benefit plans will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2013 at Sempra Energy Consolidated.

Patient Protection and Affordable Care Act of 2010

The PPACA was enacted in March 2010. The key aspects of this legislation affecting Sempra Energy's cost of providing retiree medical benefits are

  Availability of subsidies from the Early Retiree Reinsurance Program (ERRP)
  Mandatory coverage for adult children until age 26 beginning in 2011
  Changes to the Prescription Drug Plan and Medicare Advantage programs beginning in 2011 and extending through 2020
  Loss of the tax free status of the Retiree Drug Subsidy (RDS) beginning in 2013
  Availability of coverage through health care exchanges beginning in 2014

  Excise tax on high-cost plans, as defined in the legislation, beginning in 2018

In determining the projected benefit obligation for our other postretirement benefit plans, we took mandatory coverage for adult children, changes to the Prescription Drug Plan and Medicare Advantage programs, and availability of health care exchanges into consideration in the development of future claims costs and health care trend rates as of December 31, 2012 and 2011. Subsidies received through the ERRP are being reflected when received. We measured loss of the tax free status of RDS separately, as we discuss in “Medicare Prescription Drug, Improvement and Modernization Act of 2003” below.

We determined the impact of the excise tax provision separately for each of Sempra Energy's plans. With the exception of SoCalGas' represented employees and Mobile Gas, we provide most of our employer subsidy in the form of a defined dollar benefit. Once the premium exceeds our stated benefit level, the retirees pay the difference between the premium amount and the subsidy. Under this arrangement, our obligation doesn't change with the excise tax, since by 2018 the premium both before and after inclusion of the excise tax will exceed our defined dollar benefit.

SoCalGas' union retirees are provided a subsidy as a percentage of the premium. For those retirees, we estimated an increase in SoCalGas' and Sempra Energy's obligations as of December 31, 2010 for the excise tax. However, it is likely that some retirees will move to less expensive plans as a result of the excise tax and lower Sempra Energy's composite plan cost. The net effect of the increase in obligation from the excise tax, partially offset by the lower composite plan cost, was estimated to be $31 million.

Mobile Gas offers only a pre-age 65 plan. As such, future retirees will only have a limited period when the excise tax may apply. All current retirees will no longer be eligible for benefits once the excise tax is effective in 2018.

Medicare Prescription Drug, Improvement and Modernization Act of 2003

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 establishes a prescription drug benefit under Medicare (Medicare Part D) and a tax-exempt federal subsidy to sponsors of retiree health-care benefit plans that provide a benefit that actuarially is at least equivalent to Medicare Part D. As a result of the ratification of the SoCalGas CBA on March 1, 2012, described above, there was a change in medical plans offered for post-age 65 medical benefits. SoCalGas now administers the Medicare Part D benefit through an EGWP. The EGWP allows a plan sponsor to contract with a Medicare Part D sponsor to receive the benefit of the subsidy through reduced premiums. We have determined that benefits provided to certain participants actuarially will be at least equivalent to Medicare Part D. Due to this election of an EGWP for SoCalGas' represented employees effective February 29, 2012, and the same election for all other employees on January 1, 2012, we are no longer entitled to a tax-exempt subsidy that reduces our accumulated postretirement benefit obligation under our plans and reduces our net periodic cost in future years.

Assumptions for Pension and Other Postretirement Benefit Plans

Benefit Obligation and Net Periodic Benefit Cost

Except for the Chilquinta Energía plans, we develop the discount rate assumptions based on the results of a third party modeling tool that develops the discount rate by matching each plan's expected cash flows to interest rates and expected maturity values of individually selected bonds in a hypothetical portfolio. The model controls the level of accumulated surplus that may result from the selection of bonds based solely on their premium yields by limiting the number of years to look back for selection to 3 years for pre-30-year and 6 years for post-30-year benefit payments. Additionally, the model ensures that an adequate number of bonds are selected in the portfolio by limiting the amount of the plan's benefit payments that can be met by a single bond to 7.5 percent.

We selected individual bonds from a universe of Bloomberg AA-rated bonds which:

  have an outstanding issue of at least $50 million;
  are non-callable (or callable with make whole provisions);
  exclude collateralized bonds; and
  exclude the top and bottom 10 percent of yields to avoid relying on bonds which might be mispriced or misgraded.

  This selection methodology also mitigates the impact of market volatility on the portfolio by excluding bonds with the following characteristics:

  The issuer is on review for downgrade by a major rating agency if the downgrade would eliminate the issuer from the portfolio.
  Recent events have caused significant price volatility to which rating agencies have not reacted.
  Lack of liquidity is causing price quotes to vary significantly from broker to broker.

We believe that this bond selection approach provides the best estimate of discount rates to estimate settlement values for our plans' benefit obligations as required by applicable U.S. GAAP.

We develop the discount rate assumptions for the plans at Chilquinta Energía based on 10-year Chilean government bond yields and the expected local long-term rate of inflation. This method for developing the discount rate is required when there is no deep market for high quality corporate bonds.

Long-term return on assets is based on the weighted-average of the plans' investment allocation as of the measurement date and the expected returns for those asset types.

The significant assumptions affecting benefit obligation and net periodic benefit cost are as follows:

WEIGHTED-AVERAGE ASSUMPTIONS

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE
BENEFIT OBLIGATION AS OF DECEMBER 31:
Discount rate	4.04%	4.95%	4.09%	5.11%
Rate of compensation increase	(1)	(1)	(1)	(1)

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET
PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Sempra Energy Consolidated
Discount rate	(2)	(3)	(4)	(5)
Expected return on plan assets	7.00%	7.00%	6.96%	6.25%
Rate of compensation increase	(6)	(6)	(1)	(1)
SDG&E
Discount rate	(7)	(7)	5.05%	5.05%
Expected return on plan assets	7.00%	7.00%	6.81%	6.69%
Rate of compensation increase	(8)	(8)	N/A	N/A
SoCalGas
Discount rate	(9)	(9)	5.15%	5.15%
Expected return on plan assets	7.00%	7.00%	7.00%	7.00%
Rate of compensation increase	(6)	(6)	(1)	(1)
(1)	4.50% for nonqualified pension plans and Executive Life plan. Qualified pension and other postretirement benefit plans, excluding the Executive Life plan, use an age-based table. 3.50% to 5.00% for the funded pension plan for SoCalGas' represented participants and 3.50% to 9.50% for all the other funded pension plans' participants using an age-based formula.
(2)	In addition to rates for SDG&E and SoCalGas plans, 4.93% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(3)	In addition to rates for SDG&E and SoCalGas plans, 5.14% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(4)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.88% for Mobile Gas, and 4.65% for Sempra Energy.
(5)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.80% for Mobile Gas, and 4.65% for Sempra Energy.
(6)	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans’ participants using an age-based formula.
(7)	4.70% for the unfunded pension plan. 4.80% for the funded pension plan.
(8)	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
(9)	4.70% for the unfunded pension plan. 5.05% for the funded pension plan.

Health Care Cost Trend Rates

Assumed health care cost trend rates have a significant effect on the amounts that we report for the health care plan costs. Following are the health care cost trend rates applicable to our postretirement benefit plans

	2012	2011
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31:
Health care cost trend rate	(1)	10.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	(2)	5.00%
Year that the rate reaches the ultimate trend	2020	2019
(1)	10.00% for pre-65 retirees and 8.25% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 8.00%.
(2)	5.00% for pre-65 retirees and 4.75% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is assumed to be 5.00%.

A one-percent change in assumed health care cost trend rates would have the following effects:

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$8	$(8)	$1	$(1)	$7	$(7)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	$114	$(88)	$9	$(7)	$102	$(78)

Plan Assets

Investment Allocation Strategy for Sempra Energy's Pension Master Trust

Sempra Energy's pension master trust holds the investments for the pension and other postretirement benefit plans. We maintain additional trusts as we discuss below for certain of the California Utilities' other postretirement plans. Other than index weight, the trusts do not invest in securities of Sempra Energy.

The current asset allocation objective for the pension master trust is to protect the funded status of the plans while generating sufficient returns to cover future benefit payments and accruals. We assess the portfolio performance by comparing actual returns with relevant benchmarks. Currently, the pension plans' asset allocations are

  41 percent domestic equity
  27 percent international equity
  5 percent high yield credit
  12 percent intermediate credit
  14 percent long credit
  1 percent cash

  The asset allocation of the plans is reviewed by our Plan Funding Committee and our Pension and Benefits Investment Committee (the Committees) on a regular basis. When evaluating strategic asset allocations, the Committees consider many variables, including:

  long-term cost
  variability and level of contributions
  funded status
  a range of expected outcomes over varying confidence levels

  We maintain allocations at strategic levels with reasonable bands of variance. When asset class exposure reaches a minimum or maximum level, we generally rebalance the portfolio back to target allocations, unless the Committees determine otherwise.

  Rate of Return Assumption

  The expected return on assets in our pension plans and other postretirement benefit plans is based on the weighted-average of the plans' investment allocations to specific asset classes as of the measurement date, except for the assets in the SDG&E other postretirement benefit plan. We arrive at a 7.0 percent expected return on assets by considering both the historical and forecasted long-term rates of return on those asset classes. The forecasts are developed using a build-up method that considers real risk-free interest rates, inflation rates and asset class specific risk premiums. We expect a return of between 7.0 percent and 10.0 percent on equity securities and between 3.0 percent and 6.0 percent for fixed-income securities.

  The expected return on assets in the SDG&E other postretirement benefit plan is based on the weighted-average of the expected return on plan assets held in the Voluntary Employee Beneficiary Association (VEBA) trusts designated for non-collectively bargained benefits and the expected return on plan assets held in all other trusts. The expected return on assets in the VEBA trusts is based on the weighted-average of the expected return on equity securities, as described above, and a 4.0 percent expected return on fixed income securities, which are all invested in tax-exempt municipal bonds.

  Concentration of Risk

  Plan assets are fully diversified across global equity and bond markets, and other than what is indicated by the target asset allocations, contain no concentration of risk in any one economic, industry, maturity or geographic sector.

  Investment Strategy for SoCalGas' Other Postretirement Benefit Plans

  SoCalGas' other postretirement benefit plans are funded by cash contributions from SoCalGas and current retirees. The assets of these plans are placed in the pension master trust and other VEBA trusts, as we detail below. The assets in the VEBA trusts are invested at an allocation identical to the pension master trust, 70 percent equities/30 percent fixed income, using primarily index funds. This allocation has been formulated to best suit the long-term nature of the obligations.

  Investment Strategy for SDG&E's Other Postretirement Benefit Plan

  SDG&E's postretirement health plans are funded by cash contributions from SDG&E and current retirees. The assets are placed in the pension master trust and the collectively bargained VEBA trust. Assets in the pension master trust are invested according to the pension master trust's asset allocation as detailed above. Assets in the VEBA trust for non-collectively bargained postretirement health and welfare benefit plans are taxable and therefore have a different asset allocation strategy. These assets are invested with a target asset allocation of 70 percent equities/30 percent fixed income, with a large portion of the bond portfolio placed in actively managed tax-exempt municipal bonds. The equity portfolio is indexed.

  Fair Value of Pension and Other Postretirement Benefit Plan Assets

  We classify the investments in Sempra Energy's pension master trust and the trusts for the California Utilities' other postretirement benefit plans into:

  Level 1, for securities valued using quoted prices from active markets for identical assets;
  Level 2, for securities not traded on an active market but for which observable market inputs are readily available; and
  Level 3, for securities and investments valued based on significant unobservable inputs. Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following are descriptions of the valuation methods and assumptions we use to estimate the fair values of investments held by pension and other postretirement benefit plan trusts.

Equity Securities — Equity securities are valued using quoted prices listed on nationally recognized securities exchanges.

Fixed Income Securities — Certain fixed income securities are valued at the closing price reported in the active market in which the security is traded. Other fixed income securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

Registered Investment Companies — Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices.

Common/Collective Trusts — Investments in common/collective trust funds are valued based on the redemption price of units owned, which is based on the current fair value of the funds' underlying assets.

Private Equity Funds — Investments in private equity funds do not trade in active markets. Fair value is determined by the fund managers, based upon their review of the underlying investments as well as their utilization of discounted cash flows and other valuation models.

Real Estate — Real estate investments are valued on the basis of a discounted cash flows approach, which includes the future rental receipts, expenses, and residual values for the highest and best use of the real estate from a market participant view as rental property.

The methods described are intended to produce a fair value calculation that is indicative of net realizable value or reflective of future fair values. However, while management believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

We provide more discussion of fair value measurements in Notes 1, 2 and 11. The following tables set forth by level within the fair value hierarchy a summary of the investments in our pension and other postretirement benefit plan trusts measured at fair value on a recurring basis.

The fair values of our pension plan assets by asset category are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$530	$241	$6	$777
SoCalGas (see table below)	1,074	485	13	1,572
Other Sempra Energy
Equity securities:
Domestic(1)	77	―	―	77
Foreign	54	―	―	54
Registered investment companies	2	―	―	2
Fixed income securities:
Domestic municipal bonds	―	3	―	3
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	37	―	37
Foreign corporate bonds	―	13	―	13
Common/collective trusts(3)	―	2	―	2
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(5)	133	60	2	195
Total Sempra Energy Consolidated(6)	$1,737	$786	$21	$2,544

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$466	$244	$7	$717
SoCalGas (see table below)	919	484	15	1,418
Other Sempra Energy
Equity securities:
Domestic(1)	72	―	―	72
Foreign	45	―	―	45
Foreign preferred	1	―	―	1
Registered investment companies	1	―	―	1
Fixed income securities:
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	36	―	36
Foreign corporate bonds	―	12	―	12
Common/collective trusts(3)	―	6	―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	1	―	2	3
Total other Sempra Energy(7)	120	61	2	183
Total Sempra Energy Consolidated(6)	$1,505	$789	$24	$2,318
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $1 million.
(6)	Excludes cash and cash equivalents of $14 million at both December 31, 2012 and 2011.
(7)	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$307	$	―	$	―	$307
Foreign	215		―		―	215
Foreign preferred	2		―		―	2
Registered investment companies	6		―		―	6
Fixed income securities:
Domestic municipal bonds	―		12		―	12
Foreign government bonds	―		22		―	22
Domestic corporate bonds(2)	―		147		―	147
Foreign corporate bonds	―		52		―	52
Common/collective trusts(3)	―		8		―	8
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		6	6
Total investment assets(5)	$530		$241		$6	$777

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$283	$	―	$	―	$283
Foreign	178		―		―	178
Foreign preferred	1		―		―	1
Registered investment companies	4		―		―	4
Fixed income securities:
Domestic municipal bonds	―		9		―	9
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		139		―	139
Foreign corporate bonds	―		48		―	48
Common/collective trusts(3)	―		23		―	23
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		7	7
Total investment assets(6)	$466		$244		$7	$717
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $4 million.
(6)	Excludes cash and cash equivalents of $4 million and transfers payable to other plans of $9 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$622	$	―	$	―	$622
Foreign	436		―		―	436
Foreign preferred	4		―		―	4
Registered investment companies	12		―		―	12
Fixed income securities:
Domestic municipal bonds	―		24		―	24
Foreign government bonds	―		44		―	44
Domestic corporate bonds(2)	―		297		―	297
Foreign corporate bonds	―		105		―	105
Common/collective trusts(3)	―		15		―	15
Other types of investments:
Private equity funds(4) (stated at net asset value)			―		13	13
Total investment assets(5)	$1,074		$485		$13	$1,572

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$558	$	―	$	―	$558
Foreign	351		―		―	351
Foreign preferred	1		―		―	1
Registered investment companies	8		―		―	8
Fixed income securities:
Domestic municipal bonds	―		18		―	18
Foreign government bonds	―		49		―	49
Domestic corporate bonds(2)	―		275		―	275
Foreign corporate bonds	―		96		―	96
Common/collective trusts(3)	―		46		―	46
Other types of investments:
Private equity funds(4) (stated at net asset value)	1		―		15	16
Total investment assets(6)	$919		$484		$15	$1,418
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $9 million.
(6)	Excludes cash and cash equivalents of $9 million and transfers receivable from other plans of $16 million.

The fair values by asset category of the postretirement benefit plan assets held in the pension master trust and in the additional trusts for SoCalGas' postretirement benefit plans and SDG&E's postretirement benefit plans (PBOP plan trusts) are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$87	$38	$1	$126
SoCalGas (see table below)	213	514	2	729
Other Sempra Energy
Equity securities:
Domestic(1)	5	―	―	5
Foreign	1	―	―	1
Foreign preferred	1	―	―	1
Registered investment companies	3	1	―	4
Fixed income securities:
Domestic corporate bonds(2)	―	2	―	2
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy	10	5	―	15
Total Sempra Energy Consolidated(3)	$310	$557	$3	$870

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$47	$24	$1	$72
SoCalGas (see table below)	176	390	3	569
Other Sempra Energy
Equity securities:
Domestic(1)	6	―	―	6
Foreign	3	―	―	3
Fixed income securities:
Domestic corporate bonds(2)	―	4	―	4
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy(4)	9	6	―	15
Total Sempra Energy Consolidated(5)	$232	$420	$4	$656
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(4)	Excludes transfers payable to other plans of $1 million.
(5)	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$32	$	―	$	―	$32
Foreign	23		―		―	23
Registered investment companies	32		―		―	32
Fixed income securities:
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		15		―	15
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		1		―	1
Registered investment companies	―		12		―	12
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets	$87		$38		$1	$126

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$24	$	―	$	―	$24
Foreign	16		―		―	16
Registered investment companies	7		―		―	7
Fixed income securities:
Domestic municipal bonds(2)	―		4		―	4
Domestic corporate bonds(3)	―		12		―	12
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		4		―	4
Common/collective trusts(4)	―		2		―	2
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(6)	$47		$24		$1	$72
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4) Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $36 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $2 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$118	$	―	$	―	$118
Foreign	84		―		―	84
Registered investment companies	11		―		―	11
Broad market funds	―		316		―	316
Fixed income securities:
Domestic municipal bonds	―		5		―	5
Domestic corporate bonds(2)	―		57		―	57
Foreign government bonds	―		8		―	8
Foreign corporate bonds	―		20		―	20
Common/collective trusts(3)	―		107		―	107
Registered investment companies	―		1		―	1
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		2	2
Total investment assets(5)	$213		$514		$2	$729

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$107	$	―	$	―	$107
Foreign	67		―		―	67
Registered investment companies	2		―		―	2
Fixed income securities:
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		52		―	52
Foreign corporate bonds	―		18		―	18
Common/collective trusts(3)	―		308		―	308
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		3	3
Total investment assets(6)	$176		$390		$3	$569
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(6)	Excludes cash and cash equivalents of $86 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $3 million.

The investments of the pension master trust allocated to the pension and postretirement benefit plans classified as Level 3 are private equity funds and represent a percentage of each plan's total allocated assets as follows at December 31:

	Private Equity Funds
	2012				2011
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
PENSION PLANS
Total Level 3 investment assets	$6	$13	$2	$21	$7	$15	$2	$24
Percentage of total investment assets	1%	1%	1%	1%	1%	1%	-%	1%
OTHER POSTRETIREMENT BENEFIT PLANS
Total Level 3 investment assets	$1	$2	$-	$3	$1	$3	$-	$4
Percentage of total investment assets	1%	-%	-%	-%	1%	-%	-%	1%

The following table provides a reconciliation of changes in the fair value of investments classified as Level 3:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas		All Other	Sempra Energy Consolidated
PENSION PLANS
Balance as of January 1, 2011	$8	$17		$2	$27
Realized gains	1	1		―	2
Purchases	―	1		―	1
Sales	(2)	(4)		―	(6)
Balance as of December 31, 2011	7	15		2	24
Unrealized gains	2	4		―	6
Sales	(3)	(6)		―	(9)
Balance as of December 31, 2012	$6	$13		$2	$21
OTHER POSTRETIREMENT BENEFIT PLANS
Balance as of January 1, 2011	$1	$4	$	―	$5
Sales	―	(1)		―	(1)
Balance as of December 31, 2011	1	3		―	4
Sales	―	(1)		―	(1)
Balance as of December 31, 2012	$1	$2	$	―	$3

Derivative Financial Instruments

In accordance with the Sempra Energy pension investment guidelines, derivative financial instruments are used by the pension master trust's equity and fixed income portfolio investment managers. Equity index future contracts are typically used to equitize cash. Foreign currency exchange transactions are used primarily to purchase foreign currency denominated shares or to hedge underlying exposure to foreign currency. Fixed income futures and options may be used as substitutes for certain types of fixed income securities.

Future Payments

We expect to contribute the following amounts to our pension and other postretirement benefit plans in 2013:

	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$154	$57	$69
Other postretirement benefit plans	27	11	11

The following table shows the total benefits we expect to pay for the next 10 years to current employees and retirees from the plans or from company assets.

	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2013	$318	$46	$92	$6	$190	$35
2014	315	48	92	7	194	38
2015	315	53	91	8	192	41
2016	319	56	87	9	195	45
2017	312	61	84	10	191	48
2018-2022	1,411	345	392	57	835	264

PROFIT SHARING PLANS

Under Chilean law, Chilquinta Energía is required to pay all employees either (1) 30 percent of Chilquinta Energía's taxable income after deducting a 10 percent return on equity, allocated in proportion to the annual salary of each employee or (2) 25 percent of each employee's annual salary, with a maximum mandatory profit sharing of 4.75 months of Chile's legal minimum salary. Chilquinta Energía has elected the second option but calculates the profit sharing amounts with actual employee salaries instead of the legal minimum salary, resulting in a higher cost. The amounts are paid out each pay period. Chilquinta Energía recorded annual profit sharing expense of $6 million for 2012 and $5 million for 2011 related to this plan.

Under Peruvian law, Luz del Sur is required to pay their employees 5 percent of Luz del Sur's taxable income, paid once a year and allocated as follows: 50 percent based on each employee's annual hours worked and 50 percent based on each employee's annual salary. Luz del Sur recorded annual profit sharing expense of $10 million for 2012 and $9 million for 2011 related to this plan.

SAVINGS PLANS

Sempra Energy offers trusteed savings plans to all domestic employees. Participation in the plans is immediate for salary deferrals for all employees except for the represented employees at SoCalGas, who are eligible upon completion of one year of service. Subject to plan provisions, employees may contribute from one percent to 50 percent of their regular earnings, subject to annual IRS limits, when they begin employment. After one year of the employee's completed service, Sempra Energy makes matching contributions. Employer contribution amounts and methodology vary by plan, but generally the contributions are equal to 50 percent of the first 6 percent of eligible base salary contributed by employees and, if certain company goals are met, an additional amount related to incentive compensation payments.

As of September 1, 2012 for the Sempra, SDG&E and Mobile Gas savings plans and October 1, 2012 for the SoCalGas savings plan, employer contributions are invested based upon each employee's investment elections in effect at the time of contribution. Prior to that, employer contributions were initially invested in Sempra Energy common stock, but the employee could transfer the contribution to other investments. Contributions are invested in Sempra Energy common stock, mutual funds and/or institutional trusts. Prior to the termination of the ESOP discussed below, employer contributions for substantially all plans were partially funded by the ESOP.

Contributions to the savings plans were as follows:

(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$34	$32	$31
SDG&E	16	14	14
SoCalGas	15	14	13

The market value of Sempra Energy common stock held by the savings plans was $1.1 billion and $883 million at December 31, 2012 and 2011, respectively.

Employee Stock Ownership Plan (ESOP)

Sempra Energy terminated the ESOP effective June 30, 2012, as all ESOP debt was paid and all shares were released from the ESOP Trust as of that date. Prior to the plan's termination all contributions to the ESOP Trust (Trust) were made by Sempra Energy; there were no contributions made by the participants. The Trust was used to fund part of the retirement savings plan described above. As Sempra Energy made contributions, the ESOP debt service was paid and shares were released in proportion to the total expected debt service. We charged compensation expense and credited equity for the market value of the released shares. Dividends on unallocated shares were used to pay debt service and were applied against the liability. The shares held by the Trust were unallocated and consisted of 0.2 million shares of Sempra Energy common stock with a fair value of $8 million at December 31, 2011.

ESOP debt was paid down by a total of $57 million during the last three years when 868,173 shares of Sempra Energy common stock were released from the Trust in order to fund employer contributions to the Sempra Energy savings plan trust. Interest on the ESOP debt was a negligible amount in 2012 and 2011, and $2 million in 2010. Dividends used for debt service consisted of a negligible amount in 2012, and $1 million in each of 2011 and 2010.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Share-based Compensation

NOTE 9. SHARE-BASED COMPENSATION

SEMPRA ENERGY EQUITY COMPENSATION PLANS

Sempra Energy has share-based compensation plans intended to align employee and shareholder objectives related to the long-term growth of Sempra Energy. The plans permit a wide variety of share-based awards, including:

  non-qualified stock options
  incentive stock options
  restricted stock
  restricted stock units
  stock appreciation rights
  performance awards
  stock payments

  dividend equivalents

  Eligible California Utilities employees participate in Sempra Energy's share-based compensation plans as a component of their compensation package.

  At December 31, 2012, Sempra Energy had the following types of equity awards outstanding:

  Non-Qualified Stock Options: Options have an exercise price equal to the market price of the common stock at the date of grant, are service-based, become exercisable over a four-year period, and expire 10 years from the date of grant. Vesting and/or the ability to exercise may be accelerated upon a change in control, in accordance with severance pay agreements or upon eligibility for retirement. Options are subject to forfeiture or earlier expiration when an employee terminates employment.
  Restricted Stock Units: Substantially all restricted stock unit awards vest in Sempra Energy common stock at the end of four-year performance periods based on Sempra Energy's total return to shareholders relative to that of market indices. If Sempra Energy's total return to shareholders exceeds the target levels established under the 2008 Long Term Incentive Plan for awards granted beginning in 2008 and each year since, up to an additional 50 percent of the number of granted restricted stock units may be issued. If Sempra Energy's total return to shareholders is below the target levels, shares are subject to partial vesting on a pro rata basis. Restricted stock units may also be service-based; these are generally exercisable at the end of four years of service. Vesting is subject to earlier forfeiture upon termination of employment and accelerated vesting upon a change in control, in accordance with severance pay agreements or upon eligibility for retirement. Dividend equivalents on shares subject to restricted stock units are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.

  Restricted Stock: Prior to 2009, substantially all restricted stock awards were performance-based and vested at the end of four-year performance periods based on Sempra Energy's total return to shareholders relative to that of market indices. Restricted stock awards that are service-based are generally exercisable at the end of four years of service. Vesting is subject to earlier forfeiture upon termination of employment and accelerated vesting upon a change in control, in accordance with severance pay agreements or upon eligibility for retirement. Holders of restricted stock have full voting rights. They also have full dividend rights; however, dividends paid on restricted stock held by officers are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock to which the dividends relate.

The Sempra Energy 2008 Long Term Incentive Plan for EnergySouth, Inc. Employees and Other Eligible Individuals (the Plan) authorizes the issuance of up to 302,478 shares of Sempra Energy common stock. In connection with the acquisition of EnergySouth, Inc. in October 2008, we adopted the Plan to utilize the shares remaining available for future awards under the 2008 Incentive Plan of EnergySouth, Inc. (the Prior Plan). All awards outstanding under the Prior Plan at the time of the acquisition were canceled, and the holders were paid the merger consideration in accordance with the terms of the merger agreement. The Plan provides for the grant of substantially the same types of share-based awards (other than incentive stock options) that are available under the Sempra Energy 2008 Long Term Incentive Plan.

SHARE-BASED AWARDS AND COMPENSATION EXPENSE

We measure and recognize compensation expense for all share-based payment awards made to our employees and directors based on estimated fair values on the date of grant. We recognize compensation costs net of an estimated forfeiture rate (based on historical experience) and recognize the compensation costs for non-qualified stock options and restricted stock and stock units on a straight-line basis over the requisite service period of the award, which is generally four years. However, in the year that an employee becomes eligible for retirement, the remaining expense related to the employee's awards is recognized immediately. Substantially all awards outstanding are classified as equity instruments, therefore we recognize additional paid in capital as we recognize the compensation expense associated with the awards.

As of December 31, 2012, 1,896,949 shares were authorized and available for future grants of share-based awards. Our practice is to satisfy share-based awards by issuing new shares rather than by open-market purchases.

Total share-based compensation expense for all of Sempra Energy's share-based awards was comprised as follows:

SHARE-BASED COMPENSATION EXPENSE ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2012	2011	2010
Share-based compensation expense, before income taxes	$40	$44	$34
Income tax benefit	(16)	(18)	(13)
Share-based compensation expense, net of income taxes	$24	$26	$21

Net share-based compensation expense, per common share
Basic	$0.10	$0.11	$0.09
Diluted	$0.10	$0.11	$0.08

Sempra Energy Consolidated's capitalized compensation cost was $4 million in each of 2012 and 2011 and $3 million in 2010.

We classify the tax benefits resulting from tax deductions in excess of the tax benefit related to compensation cost recognized for stock option exercises as financing cash flows.

Sempra Energy subsidiaries record an expense for the plans to the extent that subsidiary employees participate in the plans and/or the subsidiaries are allocated a portion of the Sempra Energy plans' corporate staff costs. Expenses and capitalized compensation costs recorded by SDG&E and SoCalGas were as follows:

SHARE-BASED COMPENSATION EXPENSE ― SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
SDG&E:
Compensation expense	$8	$8	$9
Capitalized compensation cost	3	3	2
SoCalGas:
Compensation expense	$7	$9	$8
Capitalized compensation cost	1	1	1

SEMPRA ENERGY NON-QUALIFIED STOCK OPTIONS

We use a Black-Scholes option-pricing model (Black-Scholes model) to estimate the fair value of each non-qualified stock option grant. The use of a valuation model requires us to make certain assumptions about selected model inputs. Expected volatility is calculated based on the historical volatility of Sempra Energy's stock price. We base the average expected life for options on the contractual term of the option and expected employee exercise and post-termination behavior.

The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant. No new options were granted in 2012 or 2011, and the weighted-average per-share fair value for options granted in 2010 was $7.92. To calculate this fair value, we used the Black-Scholes model with the following weighted-average assumptions:

2010
Stock price volatility	19%
Risk-free rate of return	2.6%
Annual dividend yield	2.8%
Expected life	5.5 years

The following table shows a summary of the non-qualified stock options as of December 31, 2012 and activity for the year then ended:

NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual Term	Intrinsic Value
	Option	Price	(in years)	(in millions)
Outstanding at December 31, 2011	4,630,971	$47.85
Exercised	(1,876,303)	$41.77
Forfeited/canceled	(53,550)	$58.62
Outstanding at December 31, 2012	2,701,118	$51.86	4.6	$52

Vested or expected to vest, at December 31, 2012	2,696,259	$51.85	4.6	$51
Exercisable at December 31, 2012	2,174,018	$52.03	4.3	$41

The aggregate intrinsic value at December 31, 2012 is the total of the difference between Sempra Energy's closing stock price and the exercise price for all in-the-money options. The aggregate intrinsic value for non-qualified stock options exercised in the last three years was

  $45 million in 2012
  $23 million in 2011

  $22 million in 2010

  The total fair value of shares vested in the last three years was

  $4 million in 2012
  $7 million in 2011

  $8 million in 2010

The $0.5 million of total compensation cost related to nonvested stock options not yet recognized as of December 31, 2012 is expected to be recognized over a weighted-average period of 1.0 years.

We received cash from option exercises during 2012 totaling $78 million. There were no realized tax benefits for the share-based payment award deductions in 2012 over and above the $16 million income tax benefit shown above.

SEMPRA ENERGY RESTRICTED STOCK AWARDS AND UNITS

We use a Monte-Carlo simulation model to estimate the fair value of the restricted stock awards and units. Our determination of fair value is affected by the volatility of the stock price and the dividend yields for Sempra Energy and its peer group companies. The valuation also is affected by the risk-free rates of return, and a number of other variables. Below are key assumptions for 2012, 2011 and 2010 for Sempra Energy:

	2012	2011	2010
Risk-free rate of return	0.6%	1.5%	2.1%
Annual dividend yield	3.4%	3.0%	2.8%
Stock price volatility	27%	27%	26%

Restricted Stock Awards

We provide below a summary of Sempra Energy's restricted stock awards as of December 31, 2012 and the activity during the year.

RESTRICTED STOCK AWARDS

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at December 31, 2011	24,276	$46.51
Granted	18,487	$57.81
Vested	(18,074)	$44.30
Nonvested at December 31, 2012	24,689	$56.59
Vested or expected to vest, at December 31, 2012	24,689	$56.59

Total compensation cost of $1 million related to nonvested restricted stock awards not yet recognized as of December 31, 2012 is expected to be recognized over a weighted average period of 2.0 years. The weighted-average per-share fair value for restricted stock awards granted in 2011 was $52.96.

The total fair value of shares vested in the last three years was

  $1 million in 2012
  $28 million in 2011

  $4 million in 20

Restricted Stock Units

We provide below a summary of Sempra Energy's restricted stock units as of December 31, 2012 and the activity during the year.

RESTRICTED STOCK UNITS

		Weighted-
		Average
		Grant-Date
	Units	Fair Value
Nonvested at December 31, 2011	3,292,512	$43.08
Granted	927,734	$50.17
Vested	(608,348)	$52.86
Forfeited	(76,624)	$45.34
Nonvested at December 31, 2012(1)	3,535,274	$43.21
Vested or expected to vest, at December 31, 2012	3,468,170	$43.15
(1)	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For substantially all restricted stock units, up to an additional 50% of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.

The total fair value of shares vested in 2012 was $32 million.

The $27 million of total compensation cost related to nonvested restricted stock units not yet recognized as of December 31, 2012 is expected to be recognized over a weighted-average period of 2.5 years. The weighted-average per-share fair values for restricted stock units granted were $42.35 in 2011 and $44.44 in 2010.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Derivative Financial Instruments

NOTE 10. DERIVATIVE FINANCIAL INSTRUMENTS

We use derivative instruments primarily to manage exposures arising in the normal course of business. Our principal exposures are commodity market risk and benchmark interest rate risk. We may also manage foreign exchange rate exposures using derivatives. Our use of derivatives for these risks is integrated into the economic management of our anticipated revenues, anticipated expenses, assets and liabilities. Derivatives may be effective in mitigating these risks (1) that could lead to declines in anticipated revenues or increases in anticipated expenses, or (2) that our asset values may fall or our liabilities increase. Accordingly, our derivative activity summarized below generally represents an impact that is intended to offset associated revenues, expenses, assets or liabilities that are not presented below.

We record all derivatives at fair value on the Consolidated Balance Sheets. We designate each derivative as (1) a cash flow hedge, (2) a fair value hedge, or (3) undesignated. Depending on the applicability of hedge accounting and, for the California Utilities and other operations subject to regulatory accounting, the requirement to pass impacts through to customers, the impact of derivative instruments may be offset in other comprehensive income (cash flow hedge), on the balance sheet (fair value hedges and regulatory offsets), or recognized in earnings. We classify cash flows from the settlements of derivative instruments as operating activities on the Consolidated Statements of Cash Flows.

In certain cases, we apply the normal purchase or sale exception to derivative accounting and have other commodity contracts that are not derivatives. These contracts are not recorded at fair value and are therefore excluded from the disclosures below.

HEDGE ACCOUNTING

We may designate a derivative as a cash flow hedging instrument if it effectively converts anticipated revenues or expenses to a fixed dollar amount. We may utilize cash flow hedge accounting for derivative commodity instruments and interest rate instruments. Designating cash flow hedges is dependent on the business context in which the instrument is being used, the effectiveness of the instrument in offsetting the risk that a given future revenue or expense item may vary, and other criteria.

We may designate an interest rate derivative as a fair value hedging instrument if it effectively converts our own debt from a fixed interest rate to a variable rate. The combination of the derivative and debt instruments results in fixing that portion of the fair value of the debt that is related to benchmark interest rates. Designating fair value hedges is dependent on the instrument being used, the effectiveness of the instrument in offsetting changes in the fair value of our debt instruments, and other criteria.

ENERGY DERIVATIVES

Our market risk is primarily related to natural gas and electricity price volatility and the specific physical locations where we transact. We use energy derivatives to manage these risks. The use of energy derivatives in our various businesses depends on the particular energy market, and the operating and regulatory environments applicable to the business.

  The California Utilities use natural gas energy derivatives, on their customers' behalf, with the objective of managing price risk and basis risks, and lowering natural gas costs. These derivatives include fixed price natural gas positions, options, and basis risk instruments, which are either exchange-traded or over-the-counter financial instruments. This activity is governed by risk management and transacting activity plans that have been filed with and approved by the CPUC. Natural gas derivative activities are recorded as commodity costs that are offset by regulatory account balances and are recovered in rates. Net commodity cost impacts on the Consolidated Statements of Operations are reflected in Cost of Electric Fuel and Purchased Power or in Cost of Natural Gas.
  SDG&E is allocated and may purchase congestion revenue rights (CRRs), which serve to reduce the regional electricity price volatility risk that may result from local transmission capacity constraints. Unrealized gains and losses do not impact earnings, as they are offset by regulatory account balances. Realized gains and losses associated with CRRs are recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations.
  Sempra Mexico and Sempra Natural Gas may use natural gas and electricity derivatives, as appropriate, to optimize the earnings of their assets which support the following businesses: liquefied natural gas (LNG), natural gas transportation, power generation, and Sempra Natural Gas' storage. Gains and losses associated with undesignated derivatives are recognized in Energy-Related Businesses Revenues or in Cost of Natural Gas, Electric Fuel and Purchased Power on the Consolidated Statements of Operations. Certain of these derivatives may also be designated as cash flow hedges. Sempra Mexico also uses natural gas energy derivatives with the objective of managing price risk and lowering natural gas prices at its Mexican distribution operations. These derivatives, which are recorded as commodity costs that are offset by regulatory account balances and recovered in rates, are recognized in Cost of Natural Gas on the Consolidated Statements of Operations.

  From time to time, our various businesses, including the California Utilities, may use other energy derivatives to hedge exposures such as the price of vehicle fuel.

We summarize net energy derivative volumes as of December 31, 2012 and 2011 as follows:

	December 31,
Segment and Commodity	2012	2011
California Utilities:
SDG&E:
Natural gas	25 million MMBtu	35 million MMBtu	(1)
Congestion revenue rights	30 million MWh	19 million MWh	(2)

Energy-Related Businesses:
Sempra Natural Gas:
Electric power	1 million MWh	5 million MWh
Natural gas	36 million MMBtu	20 million MMBtu
Sempra Mexico - natural gas	1 million MMBtu	1 million MMBtu
(1)	Million British thermal units
(2)	Megawatt hours

In addition to the amounts noted above, we frequently use commodity derivatives to manage risks associated with the physical locations of our customers, assets and other contractual obligations, such as natural gas purchases and sales.

INTEREST RATE DERIVATIVES

We are exposed to interest rates primarily as a result of our current and expected use of financing. We periodically enter into interest rate derivative agreements intended to moderate our exposure to interest rates and to lower our overall costs of borrowing. We utilize interest rate swaps typically designated as fair value hedges, as a means to achieve our targeted level of variable rate debt as a percent of total debt. In addition, we may utilize interest rate swaps, which are typically designated as cash flow hedges, to lock in interest rates on outstanding debt or in anticipation of future financings.

Interest rate derivatives are utilized by the California Utilities as well as by other Sempra Energy subsidiaries. Although the California Utilities generally recover borrowing costs in rates over time, the use of interest rate derivatives is subject to certain regulatory constraints, and the impact of interest rate derivatives may not be recovered from customers as timely as described above with regard to natural gas derivatives. Accordingly, interest rate derivatives are generally accounted for as hedges at the California Utilities, as well as at the rest of Sempra Energy's subsidiaries. Separately, Otay Mesa VIE has entered into interest rate swap agreements to moderate its exposure to interest rate changes. This activity was designated as a cash flow hedge as of April 1, 2011.

The net notional amounts of our interest rate derivatives as of December 31, 2012 and 2011 were:

	December 31, 2012		December 31, 2011
(Dollars in millions)	Notional Debt	Maturities	Notional Debt	Maturities
Sempra Energy Consolidated(1)	$6-369	2013-2028	$15-305	2013-2019
SDG&E(1)	285-345	2019	285-355	2019
(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

FOREIGN CURRENCY DERIVATIVES

We are exposed to exchange rate movements primarily as a result of our Mexican subsidiaries, which have U.S. dollar denominated receivables and payables (monetary assets and liabilities) that give rise to Mexican currency exchange rate movements for Mexican income tax purposes. These subsidiaries also have deferred income tax assets and liabilities that are denominated in the Mexican peso, which must be translated into U.S. dollars for financial reporting purposes. From time to time, we may utilize short-term foreign currency derivatives at our subsidiaries and at the consolidated level as a means to manage the risk of exposure to significant fluctuations in our income tax expense from these impacts.

FINANCIAL STATEMENT PRESENTATION

The following tables provide the fair values of derivative instruments, without consideration of margin deposits held or posted, on the Consolidated Balance Sheets as of December 31, 2012 and 2011:

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2012
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instruments(3)		$7		$12	$(19)		$(64)
Commodity contracts not subject to rate recovery		1		―	―		―
Total		$8		$12	$(19)		$(64)
SDG&E:
Interest rate instruments(3)	$	―	$	―	$(17)		$(64)

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments		$8		$40	$(8)		$(35)
Commodity contracts not subject to rate recovery		117		15	(116)		(27)
Associated offsetting commodity contracts		(102)		(12)	102		12
Commodity contracts subject to rate recovery		30		35	(35)		(1)
Associated offsetting commodity contracts		(4)		―	4		―
Total		$49		$78	$(53)		$(51)
SDG&E:
Commodity contracts subject to rate recovery		$28		$35	$(33)		$(1)
Associated offsetting commodity contracts		(3)		―	3		―
Total		$25		$35	$(30)		$(1)
SoCalGas:
Commodity contracts subject to rate recovery		$2	$	―	$(2)	$	―
Associated offsetting commodity contracts		(1)		―	1		―
Total		$1	$	―	$(1)	$	―
(1)	Included in Current Assets: Other for SoCalGas.
(2)	Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2011
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instruments(3)		$5		$11	$(17)		$(65)
SDG&E:
Interest rate instruments(3)	$	―	$	―	$(16)		$(65)

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments		$8		$41	$(7)		$(36)
Commodity contracts not subject to rate recovery		156		72	(148)		(94)
Associated offsetting commodity contracts		(120)		(68)	120		68
Commodity contracts subject to rate recovery		28		8	(62)		(24)
Associated offsetting commodity contracts		(10)		(2)	10		2
Total		$62		$51	$(87)		$(84)
SDG&E:
Commodity contracts subject to rate recovery		$22		$8	$(55)		$(24)
Associated offsetting commodity contracts		(5)		(2)	5		2
Total		$17		$6	$(50)		$(22)
SoCalGas:
Commodity contracts subject to rate recovery		$6	$	―	$(7)	$	―
Associated offsetting commodity contracts		(5)		―	5		―
Total		$1	$	―	$(2)	$	―
(1)	Included in Current Assets: Other for SoCalGas.
(2)	Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

The effects of derivative instruments designated as hedges on the Consolidated Statements of Operations and on Other Comprehensive Income (OCI) and Accumulated Other Comprehensive Income (AOCI) for the years ended December 31 were:

FAIR VALUE HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2012		2011	2010
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense		$6	$9	$10
Interest rate instruments	Other Income, Net		3	13	(11)
Total(1)			$9	$22	$(1)
SoCalGas:
Interest rate instrument	Interest Expense	$	―	$1	$6
Interest rate instrument	Other Income, Net		―	(3)	(4)
Total(1)		$	―	$(2)	$2
(1)				There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.

CASH FLOW HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Pretax gain (loss) recognized in OCI							Gain (loss) reclassified from AOCI into earnings
	(effective portion)							(effective portion)
	Years ended December 31,							Years ended December 31,
		2012		2011		2010	Location	2012	2011	2010
Sempra Energy Consolidated:
Interest rate instruments(1)		$(22)		$(42)	$	―	Interest Expense	$(9)	$(8)	$(12)
Interest rate instruments		―		―		―	Other Income, Net(2)	―	―	10
							Equity Earnings (Losses),
Interest rate instruments		(10)		(32)		2	Before Income Tax: Other	(6)	(5)	(1)
Commodity contracts not subject							Cost of Natural Gas, Electric
to rate recovery		(1)		―		―	Fuel and Purchased Power	―	―	―
Commodity contracts not subject							Equity Earnings (Losses),
to rate recovery							Before Income Tax: RBS
		―		―		1	Sempra Commodities LLP	―	―	21
Total		$(33)		$(74)		$3		$(15)	$(13)	$18
SDG&E:
Interest rate instruments(1)		$(16)		$(40)	$	―	Interest Expense	$(5)	$(5)	$(7)
SoCalGas:
Interest rate instrument	$	―	$	―	$	―	Interest Expense	$(2)	$(3)	$(5)
(1)	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE. There was a negligible amount of ineffectiveness related to these swaps.
(2)	Gains reclassified into earnings due to changes in cash requirements and associated impacts on forecasted interest payments, primarily related to proceeds received from RBS Sempra Commodities. See Note 4.

Sempra Energy Consolidated expects that losses of $14 million, which are net of income tax benefit, that are currently recorded in AOCI (including $9 million in noncontrolling interests) related to cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings. Actual amounts ultimately reclassified into earnings depend on the interest rates in effect when derivative contracts that are currently outstanding mature. The Sempra Energy Consolidated amount includes $9 million at SDG&E in noncontrolling interest related to Otay Mesa VIE.

SoCalGas expects that losses of $1 million, which are net of income tax benefit, that are currently recorded in AOCI related to cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings.

For all forecasted transactions, the maximum term over which we are hedging exposure to the variability of cash flows at December 31, 2012 is approximately 16 years and 7 years for Sempra Energy and SDG&E, respectively. The maximum term of hedged interest rate variability related to debt at Sempra Renewables' equity method investees is 18 years.

We recorded $2 million of hedge ineffectiveness in 2012, and negligible hedge ineffectiveness in 2011 and 2010.

The effects of derivative instruments not designated as hedging instruments on the Consolidated Statements of Operations for the years ended December 31 were:

UNDESIGNATED DERIVATIVE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2012		2011	2010
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments(1)	Other Income, Net		$10	$(14)	$(34)
Commodity contracts not subject	Revenues: Energy-Related
to rate recovery	Businesses		7	30	47
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power		―	1	(29)
Commodity contracts not subject
to rate recovery	Other Operation and Maintenance		1	1	2
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		69	(14)	(102)
Commodity contracts subject
to rate recovery	Cost of Natural Gas		(2)	(2)	(9)
Total			$85	$2	$(125)
SDG&E:
Interest rate instruments(1)	Other Income, Net	$	―	$(1)	$(34)
Commodity contracts not subject
to rate recovery	Operation and Maintenance		―	―	1
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		69	(14)	(102)
Total			$69	$(15)	$(135)
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance		$1	$1	$1
Commodity contracts subject
to rate recovery	Cost of Natural Gas		(2)	(2)	(5)
Total			$(1)	$(1)	$(4)
(1)				Amounts for 2010 and 2011 are related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.

CONTINGENT FEATURES

For Sempra Energy and SDG&E, certain of our derivative instruments contain credit limits which vary depending upon our credit ratings. Generally, these provisions, if applicable, may reduce our credit limit if a specified credit rating agency reduces our ratings. In certain cases, if our credit ratings were to fall below investment grade, the counterparty to these derivative liability instruments could request immediate payment or demand immediate and ongoing full collateralization.

For Sempra Energy, the total fair value of this group of derivative instruments in a net liability position at December 31, 2012 and 2011 is $8 million and $24 million, respectively. As of December 31, 2012, if the credit ratings of Sempra Energy were reduced below investment grade, $8 million of additional assets could be required to be posted as collateral for these derivative contracts.

For SDG&E, the total fair value of this group of derivative instruments in a net liability position at December 31, 2012 and 2011 is $6 million and $11 million, respectively. As of December 31, 2012, if the credit ratings of SDG&E were reduced below investment grade, $6 million of additional assets could be required to be posted as collateral for these derivative contracts.

For Sempra Energy, SDG&E and SoCalGas, some of our derivative contracts contain a provision that would permit the counterparty, in certain circumstances, to request adequate assurance of our performance under the contracts. Such additional assurance, if needed, is not material and is not included in the amounts above.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Fair Value Measurements

NOTE 11. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measures

The three tables below, by level within the fair value hierarchy, set forth our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011. We classify financial assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities, and their placement within the fair value hierarchy levels.

The fair value of commodity derivative assets and liabilities is determined in accordance with our netting policy, as we discuss below under “Derivative Positions Net of Cash Collateral.”

The determination of fair values, shown in the tables below, incorporates various factors, including but not limited to, the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests).

Our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011 in the tables below include the following:

  Nuclear decommissioning trusts reflect the assets of SDG&E's nuclear decommissioning trusts, excluding cash balances. A third party trustee values the trust assets using prices from a pricing service based on a market approach. We validate these prices by comparison to prices from other independent data sources. Equity and certain debt securities are valued using quoted prices listed on nationally recognized securities exchanges or based on closing prices reported in the active market in which the identical security is traded (Level 1). Other debt securities are valued based on yields that are currently available for comparable securities of issuers with similar credit ratings (Level 2).
  We enter into commodity contracts and interest rate derivatives primarily as a means to manage price exposures. We primarily use a market approach with market participant assumptions to value these derivatives. Market participant assumptions include those about risk, and the risk inherent in the inputs to the valuation techniques. These inputs can be readily observable, market corroborated, or generally unobservable. We have exchange-traded derivatives that are valued based on quoted prices in active markets for the identical instruments (Level 1). We also may have other commodity derivatives that are valued using industry standard models that consider quoted forward prices for commodities, time value, current market and contractual prices for the underlying instruments, volatility factors, and other relevant economic measures (Level 2). All Level 3 recurring items are related to CRRs at SDG&E, as we discuss below under “Level 3 Information.” We record commodity derivative contracts that are subject to rate recovery as commodity costs that are offset by regulatory account balances and are recovered in rates.

  Investments include marketable securities that we value using a market approach based on closing prices reported in the active market in which the identical security is traded (Level 1).

There were no transfers into or out of Level 1, Level 2 or Level 3 for Sempra Energy Consolidated, SDG&E or SoCalGas during the periods presented, nor any changes in valuation techniques used in recurring fair value measurements.

RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		Netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(1)		626		262		―		―	888
Interest rate instruments		―		68		―		―	68
Commodity contracts subject to rate recovery		13		―		61		―	74
Commodity contracts not subject to rate recovery		28		15		―		―	43
Investments		1		―		―		―	1
Total		$668		$345		$61	$	―	$1,074
Liabilities:
Interest rate instruments	$	―		$126	$	―	$	―	$126
Commodity contracts subject to rate recovery		23		9		―		(23)	9
Commodity contracts not subject to rate recovery		6		23		―		(11)	18
Total		$29		$158	$	―		$(34)	$153

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Interest rate instruments		―		66		―		―	66
Commodity contracts subject to rate recovery		10		1		23		―	34
Commodity contracts not subject to rate recovery		15		35		―		(2)	48
Investments		5		―		―		―	5
Total		$590		$335		$23		$(2)	$946
Liabilities:
Interest rate instruments		$1		$124	$	―	$	―	$125
Commodity contracts subject to rate recovery		61		13		―		(61)	13
Commodity contracts not subject to rate recovery		1		52		―		(4)	49
Total		$63		$189	$	―		$(65)	$187
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(1)		626		262		―		―	888
Commodity contracts subject to rate recovery		12		―		61		―	73
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$639		$262		$61	$	―	$962

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		23		8		―		(23)	8
Total		$23		$89	$	―		$(23)	$89

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Commodity contracts subject to rate recovery		9		―		23		―	32
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$570		$233		$23	$	―	$826

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		61		12		―		(61)	12
Total		$61		$93	$	―		$(61)	$93
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1	$	―	$	―	$	―	$1
Commodity contracts not subject to rate recovery		3		―		―		―	3
Total		$4	$	―	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1		$1	$	―	$	―	$2
Commodity contracts not subject to rate recovery		2		―		―		―	2
Total		$3		$1	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1

Level 3 Information

The following table sets forth reconciliations of changes in the fair value of CRRs classified as Level 3 in the fair value hierarchy for Sempra Energy Consolidated and SDG&E:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Balance as of January 1	$23	$2	$10
Realized and unrealized gains (losses)	31	32	(16)
Allocated transmission instruments	58	7	8
Settlements	(51)	(18)	―
Balance as of December 31	$61	$23	$2
Change in unrealized gains or losses relating to
instruments still held at December 31	$17	$17	$(9)

SDG&E's Energy and Fuel Procurement department, in conjunction with SDG&E's finance group, is responsible for determining the appropriate fair value methodologies used to value and classify CRRs on an ongoing basis. Inputs used to determine the fair value of CRRs are reviewed and compared with market conditions to determine reasonableness. All costs related to CRRs are expected to be recoverable through customer rates. As such, there is no impact to net income from changes in the fair value of these instruments.

CRRs are recorded at fair value based almost entirely on the most current auction prices published by the California ISO, an objective source. The impact associated with discounting is negligible. Because auction prices are a less observable input, these instruments are classified as Level 3. Auction prices range from $(11) per MWh to $12 per MWh at a given location, and the fair value of these instruments is derived from auction price differences between two locations. Positive values between two locations represent expected future reductions in congestion costs, whereas negative values between two locations represent expected future charges. Valuation of our CRRs is sensitive to a change in auction price. If auction prices at one location increase (decrease) relative to another location, this could result in a higher (lower) fair value measurement. We summarize CRR volumes in Note 10. Realized gains and losses associated with CRRs are recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations. Unrealized gains and losses are recorded as regulatory assets and liabilities and therefore also do not affect earnings.

Derivative Positions Net of Cash Collateral

Each Consolidated Balance Sheet reflects the offsetting of net derivative positions with fair value amounts for cash collateral with the same counterparty when management believes a legal right of offset exists.

The following table provides the amount of fair value of cash collateral receivables that were not offset in the Consolidated Balance Sheets as of December 31, 2012 and 2011:

	December 31,
(Dollars in millions)	2012	2011
Sempra Energy Consolidated	$35	$20
SDG&E	13	10
SoCalGas	3	2

Fair Value of Financial Instruments

The fair values of certain of our financial instruments (cash, temporary investments, accounts and notes receivable, dividends and accounts payable, short-term debt and customer deposits) approximate their carrying amounts. Investments in life insurance contracts that we hold in support of our Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans are carried at cash surrender values, which represent the amount of cash that could be realized under the contracts. The following table provides the carrying amounts and fair values of certain other financial instruments at December 31:

FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1		Level 2		Level 3		Total
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$12	$	―	$	―		$36	$36
Total long-term debt(2)	11,873		―		12,287		956	13,243
Preferred stock of subsidiaries	99		―		107		―	107
SDG&E:
Total long-term debt(3)	$4,135	$	―		$4,243		$345	$4,588
Contingently redeemable preferred stock	79		―		85		―	85
SoCalGas:
Total long-term debt(4)	$1,413	$	―		$1,599	$	―	$1,599
Preferred stock	22		―		24		―	24

	December 31, 2011
	Carrying	Fair Value
	Amount	Level 1		Level 2		Level 3		Total
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$21	$	―	$	―		$48	$48
Total long-term debt(2)	9,826		―		10,447		600	11,047
Preferred stock of subsidiaries	99		―		106		―	106
SDG&E:
Total long-term debt(3)	$3,895	$	―		$3,933		$355	$4,288
Contingently redeemable preferred stock	79		―		86		―	86
SoCalGas:
Total long-term debt(4)	$1,313	$	―		$1,506	$	―	$1,506
Preferred stock	22		―		23		―	23
(1)	Investments in affordable housing partnerships at Parent and Other.
(2)	Before reductions for unamortized discount (net of premium) of $16 million at both December 31, 2012 and 2011, and excluding capital leases of $189 million at December 31, 2012 and $204 million at December 31, 2011, and commercial paper classified as long-term debt of $300 million at December 31, 2012 and $400 million at December 31, 2011. We discuss our long-term debt in Note 5.
(3)	Before reductions for unamortized discount of $12 million at December 31, 2012 and $11 million at December 31, 2011, and excluding capital leases of $185 million at December 31, 2012 and $193 million at December 31, 2011.
(4)	Before reductions for unamortized discount of $4 million at December 31, 2012 and $3 million at December 31, 2011, and excluding capital leases of $4 million at December 31, 2012 and $11 million at December 31, 2011.

We calculate the fair value of our investments in affordable housing partnerships using an income approach based on the present value of estimated future cash flows discounted at rates available for similar investments (Level 3).

We base the fair value of certain of our long-term debt and preferred stock on a market approach using quoted market prices for identical or similar securities in thinly-traded markets (Level 2). We value other long-term debt using an income approach based on the present value of estimated future cash flows discounted at rates available for similar securities (Level 3).

Non-Recurring Fair Value Measures – Sempra Energy Consolidated

We discuss non-recurring fair value measures and the associated accounting impact on our investments in Rockies Express and RBS Sempra Commodities in Note 4.

Rockies Express

In the full year ended December 31, 2012, we recorded a $400 million pretax impairment of our investment in Rockies Express. In the second quarter of 2012, the noncash impairment charge of $300 million ($179 million after-tax) primarily resulted from the continuing decline in basis differential associated with shale gas production zones coming on line, assumptions related to the re-contracting of the long-term transportation agreements, and the refinancing of the existing project level debt, discussed further below. The fair value measurement was significantly impacted by unobservable inputs (Level 3) as defined by the accounting guidance for fair value measurements, which we discuss in Note 1 under “Fair Value Measurements.” We considered a market participant's view of the total value for Rockies Express, based on an estimation of the future cash distributions it would be able to generate, adjusted for our 25-percent ownership interest. To estimate future cash distributions, we considered factors impacting Rockies Express' ability to pay future distributions including:

  the extent to which future cash flows are hedged by capacity sales contracts and their duration (generally through 2019), as well as the creditworthiness of the various counterparties;
  Rockies Express' future financing needs, including the ability to secure borrowings at reasonable rates as well as potentially using operating cash to retire principal;
  prospects for generating attractive revenues and cash flows beyond 2019, including natural gas' future basis differentials (driven by the location and extent of future supply and demand) and alternative strategies potentially available to utilize the assets; and

  discount rates commensurate with the risks inherent in the cash flows.

In the third quarter of 2012, KMI reached an agreement with Tallgrass, which closed in the fourth quarter of 2012, to sell its asset group as mandated by the FTC, which group included its interest in Rockies Express. Events in the third quarter of 2012 related to this agreement also provided us with additional market participant data. We therefore updated our analysis of the fair value of our investment in Rockies Express as of September 30, 2012 to reflect these additional inputs and recorded an additional impairment charge of $100 million ($60 million after-tax). This fair value measurement in the third quarter was based primarily on the Level 2 input. We believe this is useful and reliable information, but we considered that it may be impacted by the FTC's requirement for KMI to sell its interest in Rockies Express. To reflect this uncertainty, our updated analysis included the less subjective Level 2 market participant input as the primary indicator of fair value, with less weight ascribed to value based on estimated discounted cash flows as discussed above and in the table below. The updates to the cash flow analysis used in determining fair value in the second quarter reflected discussions with Tallgrass as to the strategic direction they are planning to take with their equity partners for Rockies Express, as well as additional discussions with other market participants. As of December 31, 2012, Tallgrass is the operator of Rockies Express.

We believe our analysis forms a reasonable estimate of the fair value of Rockies Express. This estimate includes the material input described above, which was generally observable during the period most relevant to our analysis. Regarding the unobservable inputs, significant uncertainties exist with regard to REX's ability to secure attractive revenues beyond 2019. Accordingly, our analysis suggests that the fair value of our investment in Rockies Express could be materially different from the value we have estimated at this time. For example, if REX is able to sustain the level of revenues currently generated beyond 2019, the value of our investment in Rockies Express would be materially enhanced and the indicated value of our investment in Rockies Express could be significantly higher. Conversely, if REX is unable to sell its transport capacity at sufficient rates or in sufficient volumes beyond 2019, the fair value of our investment in Rockies Express could be materially lower than our carrying amount. Separately, future events involving REX equity could occur and may also provide additional information regarding the fair value of our investment in REX.

Sempra Natural Gas developed the models and scenarios used to measure the fair value of our investment in REX. This modeling used inputs from external sources as described above and in the table below, as well as internally available data, such as operating and maintenance budgets used for financial planning purposes. External experts that forecast the future price of natural gas at various physical locations were also engaged to help validate certain scenarios and modeling assumptions. The fair value measurements were reviewed in detail by Sempra Natural Gas' financial management, as well as Sempra Energy's financial management team.

RBS Sempra Commodities

Parent and Other recorded impairment charges of $16 million in 2011 and $305 million in 2010 to reduce the carrying value of our investment in RBS Sempra Commodities, which we discuss in Note 4. These impairments resulted from adjustments to the carrying value of our investment in the partnership at certain reporting dates. We recorded the $305 million charge ($139 million after-tax) to reduce the investment in the partnership in the third quarter of 2010 because projected cash distributions from RBS Sempra Commodities, including proceeds from the sale of the partnership's businesses and net of expected transition costs, were not expected to fully recover the goodwill included in the carrying value of our investment in the partnership. We recorded a pretax noncash charge of $16 million ($10 million after-tax) in the third quarter of 2011 to further reduce our investment to reflect the latest estimates of our expected future cash distributions from the partnership, which were impacted by additional amounts incurred to conclude the sales of the partnership's businesses. In 2011 and 2010, the fair value of our investment in RBS Sempra Commodities was significantly impacted by unobservable inputs (i.e. Level 3 inputs) as defined by the accounting guidance for fair value measurements and described in the table below. The inputs included estimated future cash distributions expected from the partnership, excluding the impact of costs anticipated for transactions that had not closed at the time of fair value measurement.

The following table summarizes significant inputs impacting non-recurring fair value measures related to our investments in REX and RBS Sempra Commodities:

NON-RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
% of
	Estimated		Fair	Fair Value
	Fair		Value	Measure-		Range of
	Value(1)	Valuation Technique	Hierarchy	ment	Inputs Used to Develop Measurement	Inputs
Investment in
Rockies Express	$ 369(2)	Market approach	Level 2	67%	Equity sale offer price	100%

		Probability weighted	Level 3	33%	Combined transportation rate assumption(4)	6% - 78%
		discounted cash flow			Counterparty credit risk on existing contracts	Low
					Operation and maintenance escalation rate	0% - 1%
					Forecasted interest rate on debt to be refinanced	5% - 10%
					Discount rate	8% - 10%
Investment in
RBS Sempra
Commodities	$ 126(3)	Discounted cash flow	Level 3	100%	Future cash distributions	90% - 110%
(1)	At measurement date.
(2)	Estimated fair value does not include $13 million of equity earnings and $21 million of dividend distributions that occurred subsequent to September 30, 2012.
(3)	There have been no earnings or distributions subsequent to September 30, 2011.
(4)	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.

PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Preferred Stock

NOTE 12. PREFERRED STOCK

The table below shows the details of preferred stock for SDG&E and SoCalGas. All series of Pacific Enterprises (PE) preferred stock were redeemed during 2011 as we discuss below.

PREFERRED STOCK

	Call/
	Redemption	December 31,
	Price	2012	2011
		(in millions)
Contingently redeemable:
SDG&E:
$20 par value, authorized 1,375,000 shares:
5% Series, 375,000 shares outstanding	$24.00	$8	$8
4.5% Series, 300,000 shares outstanding	$21.20	6	6
4.4% Series, 325,000 shares outstanding	$21.00	7	7
4.6% Series, 373,770 shares outstanding	$20.25	7	7
Without par value:
$1.70 Series, 1,400,000 shares outstanding	$25.085	35	35
$1.82 Series, 640,000 shares outstanding	$26.00	16	16
SDG&E - Total contingently redeemable preferred stock		79	79
Sempra Energy - Total contingently redeemable preferred
stock of subsidiary		$79	$79

SoCalGas:
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding		$3	$3
6% Series A, 783,032 shares outstanding		19	19
SoCalGas - Total preferred stock		22	22
Less: 50,970 shares of the 6% Series outstanding owned by PE		(2)	(2)
		20	20

Sempra Energy - Total preferred stock of subsidiary		$20	$20

Following are the attributes of each company's preferred stock. No amounts currently outstanding are subject to mandatory redemption.

SDG&E

  All outstanding series are callable.
  The $20 par value preferred stock has two votes per share on matters being voted upon by shareholders of SDG&E and a liquidation preference at par plus any unpaid dividends.
  All outstanding series of SDG&E's preferred stock have cumulative preferences as to dividends.
  The no-par-value preferred stock is nonvoting and has a liquidation preference of $25 per share plus any unpaid dividends.

  SDG&E is authorized to issue 10 million shares of no-par-value preferred stock (both subject to and not subject to mandatory redemption).

  SDG&E is currently authorized to issue up to 25 million shares of an additional class of preference shares designated as “Series Preference Stock.” The Series Preference Stock is in addition to the Cumulative Preferred Stock, Preference Stock (Cumulative) and Common Stock that SDG&E was otherwise authorized to issue, and when issued would rank junior to the Cumulative Preferred Stock and Preference Stock (Cumulative). The stock's rights, preferences and privileges would be established by the board of directors at the time of issuance.

  SDG&E's outstanding preferred securities are classified as contingently redeemable because they contain a contingent redemption feature that allows the holder to elect a majority of SDG&E's board of directors if dividends are not paid for eight consecutive quarters, and such a redemption triggering event is not solely within the control of SDG&E. They are therefore presented separate from and outside of equity in a manner consistent with temporary equity.

  SOCALGAS

  None of SoCalGas' outstanding preferred stock is callable.

  All outstanding series have one vote per share, cumulative preferences as to dividends and liquidation preferences of $25 per share plus any unpaid dividends.

SoCalGas currently is authorized to issue 5 million shares of series preferred stock and 5 million shares of preference stock, both without par value and with cumulative preferences as to dividends and liquidation value. The preference stock would rank junior to all series of preferred stock. Other rights and privileges of the stock would be established by the board of directors at the time of issuance.

PACIFIC ENTERPRISES

On June 30, 2011, PE redeemed all five series of its outstanding preferred stock for $81 million. Each series was redeemed for cash at redemption prices ranging from $100 to $101.50 per share, plus accrued dividends up to the redemption date of an aggregate of $1 million. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent that shares have not yet been presented for payment.

PE currently is authorized to issue 10 million shares of series preferred stock and 5 million shares of Class A series preferred stock, both without par value and with cumulative preferences as to dividends and liquidation value. No shares of preferred stock or Class A series preferred stock are outstanding. Class A series preferred stock, when issued, would rank junior to all other series of preferred stock with respect to dividends and liquidation value. Other rights and privileges of each series of the preferred stock and Class A series preferred stock would be established by the board of directors at the time of issuance.

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity And Earnings Per Share

NOTE 13. SEMPRA ENERGY – SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE

The following table provides the per share computations for our earnings for years ended December 31. Basic earnings per common share (EPS) is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

EARNINGS PER SHARE COMPUTATIONS
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2012	2011	2010
Numerator:
Earnings/Income attributable to common shareholders	$859	$1,331	$709

Denominator:
Weighted-average common shares outstanding for basic EPS	241,347	239,720	244,736
Dilutive effect of stock options, restricted stock awards and
restricted stock units	5,346	1,803	3,206
Weighted-average common shares outstanding for diluted EPS	246,693	241,523	247,942

Earnings per share:
Basic	$3.56	$5.55	$2.90
Diluted	$3.48	$5.51	$2.86

The dilution from common stock options is based on the treasury stock method. Under this method, proceeds based on the exercise price plus unearned compensation and windfall tax benefits recognized and minus tax shortfalls recognized are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits are tax deductions we would receive upon the assumed exercise of stock options in excess of the deferred income taxes we recorded related to the compensation expense on the stock options. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. The calculation excludes options for which the exercise price on common stock was greater than the average market price during the period (out-of-the-money options). We had 40,000; 2,083,275 and 2,138,800 of such antidilutive stock options outstanding during 2012, 2011 and 2010, respectively.

During 2012, we had no stock options outstanding that were antidilutive because of the unearned compensation and windfall tax benefits recognized included in the assumed proceeds under the treasury stock method. We had 900 and 9,900 such antidilutive stock options outstanding during 2011 and 2010, respectively.

The dilution from unvested restricted stock awards (RSAs) and restricted stock units (RSUs) is also based on the treasury stock method. Proceeds equal to the unearned compensation and windfall tax benefits recognized and minus tax shortfalls recognized related to the awards and units are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits recognized or tax shortfalls recognized are the difference between tax deductions we would receive upon the assumed vesting of RSAs or RSUs and the deferred income taxes we recorded related to the compensation expense on such awards and units. There were 1,934 antidilutive restricted stock awards and 7,673 antidilutive restricted stock units from the application of unearned compensation in the treasury stock method in 2012. There were no such antidilutive restricted stock awards or units in 2011 or 2010.

Each performance based RSU represents the right to receive between zero and 1.5 shares of Sempra Energy common stock based on Sempra Energy's four-year cumulative total shareholder return compared to the S&P 500 Utilities Index, as follows:

Four-Year Cumulative Total Shareholder Return Ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy Common Shares Received for Each Restricted Stock Unit(2)
75th Percentile or Above	1.5
50th Percentile	1
35th Percentile or Below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each restricted stock unit.
(2)	Participants may also receive additional shares for dividend equivalents on shares subject to restricted stock units, which are reinvested to purchase additional units that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.

RSAs have a maximum potential of 100 percent vesting. We include our performance based RSUs in potential dilutive shares at zero to 150 percent to the extent that they currently meet the performance requirements for vesting, subject to the application of the treasury stock method. Due to market fluctuations of both Sempra Energy stock and the comparative index, dilutive RSU shares may vary widely from period-to-period. We include our RSAs, which are solely service-based, in potential dilutive shares at 100 percent.

RSUs and RSAs may be excluded from potential dilutive shares by the application of unearned compensation in the treasury stock method, as we discuss above, or because performance goals are currently not met. The maximum excluded RSUs and RSAs, assuming performance goals were met at maximum levels, were 1,134,456; 4,109,717 and 2,008,413 for the years ended December 31, 2012, 2011 and 2010, respectively.

We are authorized to issue 750,000,000 shares of no-par-value common stock. In addition, we are authorized to issue 50,000,000 shares of preferred stock having rights, preferences and privileges that would be established by the Sempra Energy board of directors at the time of issuance.

There were no shares of common stock held by the ESOP at December 31, 2012, and 153,625 and 504,440 at December 31, 2011 and 2010, respectively. These shares are unallocated and therefore excluded from the computation of EPS.

Excluding shares held by the ESOP, common stock activity consisted of the following:

COMMON STOCK ACTIVITY

	2012	2011	2010
Common shares outstanding, January 1	239,934,681	240,447,416	246,507,865
Savings plan issuance	―	―	560,600
Shares released from ESOP	153,625	350,815	363,733
Stock options exercised	1,876,303	958,126	912,725
Restricted stock issuances	2,580	11,876	―
Restricted stock units vesting(1)	683,416	2,625	―
Shares repurchased(2)	(281,769)	(1,836,177)	(8,108,579)
Common stock investment plan(3)	―	―	217,772
Shares forfeited and other	―	―	(6,700)
Common shares outstanding, December 31	242,368,836	239,934,681	240,447,416
(1)	Includes dividend equivalents.
(2)	In addition to formal common stock repurchase programs which we discuss below, we may also, from time to time, purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares to meet minimum statutory tax withholding requirements.
(3)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

Our board of directors has the discretion to determine the payment and amount of future dividends.

COMMON STOCK REPURCHASE PROGRAMS

On September 11, 2007, our board of directors authorized the repurchase of additional shares of our common stock provided that the amounts expended for such purposes did not exceed the greater of $2 billion or amounts expended to purchase no more than 40 million shares. Purchases may include open-market and negotiated transactions, structured purchase arrangements, and tender offers.

In April 2008, we entered into a share repurchase program under which we prepaid $1 billion to repurchase shares of our common stock to be delivered later in 2008 in a share forward transaction. The $1 billion purchase price was recorded as a reduction in shareholders' equity, and we received 18,416,241 shares under the program during 2008 based on a final weighted average price of $54.30 per share.

In September 2010, we entered into a share repurchase program under which we prepaid $500 million to repurchase shares of our common stock in a share forward transaction. The program was completed in March 2011 with a total of 9,574,435 shares repurchased at an average price of $52.22 per share. Our outstanding shares used to calculate earnings per share were reduced by the number of shares repurchased when they were delivered to us, and the $500 million purchase price was recorded as a reduction in shareholders' equity upon its prepayment. We received 5,670,006 shares during the quarter ended September 30, 2010; 2,407,994 shares on October 4, 2010 and 1,496,435 shares on March 22, 2011.

These share repurchase programs are unrelated to share based compensation as described in Note 9.

CALIFORNIA UTILITIES' REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Sempra Utilities' Regulatory Matters
SUMMARY OF SDG&E NET BOOK INVESTMENT AND RATE BASE INVESTMENT IN SONGS(1)
(Dollars in millions)
	Unit 2	Unit 3	Common Plant	Total
Net book investment:
Net property, plant and equipment, including
construction work in progress	$152	$115	$120	$387
Materials and supplies	―	―	10	10
Nuclear fuel	―	―	115	115
Net book investment	$152	$115	$245	$512

Rate base investment	$103	$93	$79	$275
(1)	Excludes nuclear decommissioning-related assets and liabilities.

NOTE 14. CALIFORNIA UTILITIES' REGULATORY MATTERS

JOINT MATTERS

General Rate Case (GRC)

The CPUC uses a general rate case proceeding to prospectively set rates sufficient to allow the California Utilities to recover their reasonable cost of operations and maintenance and to provide the opportunity to realize their authorized rates of return on their investment. In December 2010, the California Utilities filed their 2012 General Rate Case (GRC) applications to establish their authorized 2012 revenue requirements and the ratemaking mechanisms by which those requirements will change on an annual basis over the subsequent three-year (2013-2015) period. Both SDG&E and SoCalGas filed revised applications with the CPUC in July 2011. Evidentiary hearings were completed in January 2012, and final briefs reflecting the results from these hearings were filed with the CPUC in May 2012.

In February 2012, the California Utilities filed amendments to update their July 2011 revised applications. With these amendments, SDG&E is requesting a revenue requirement in 2012 of $1.849 billion, an increase of $235 million (or 14.6 percent) over 2011, of which $67 million is being requested for cost recovery of the incremental wildfire insurance premiums which are not included in the 2011 revenue requirement as set forth in the 2008 GRC. SoCalGas is requesting a revenue requirement in 2012 of $2.112 billion, an increase of $268 million (14.5 percent) over 2011. The Division of Ratepayer Advocates (DRA) is recommending that the CPUC reduce the utilities' revenue requirements in 2012 by approximately 5 percent compared to 2011.

Because a final decision for the 2012 GRC was not issued in 2012, the California Utilities have recorded revenues in 2012 based on levels authorized in 2011 plus, for SDG&E, consistent with the recent CPUC decisions for cost recovery for SDG&E's incremental wildfire insurance premiums, an amount for the recovery of 2012 wildfire insurance premiums. We expect a final CPUC decision for the 2012 GRC, which will be made effective retroactive to January 1, 2012, in the first half of 2013.

Cost of Capital

A cost of capital proceeding determines a utility's authorized capital structure and authorized rate of return on rate base (ROR), which is a weighted average of the authorized returns on debt, preferred stock, and common equity (return on equity or ROE). The authorized ROR is the rate that the California Utilities are authorized to use in establishing rates to recover the cost of debt and equity used to finance their investment in electric and natural gas distribution, natural gas transmission and electric generation assets. In addition, a cost of capital proceeding also addresses the automatic ROR adjustment mechanism which applies market-based benchmarks to determine whether an adjustment to the authorized ROR is required during the interim years between cost of capital proceedings.

SDG&E and SoCalGas filed separate applications with the CPUC in April 2012 to update their cost of capital effective January 1, 2013. Southern California Edison (Edison) and Pacific Gas and Electric Company (PG&E) also filed separate cost of capital applications with the CPUC. SDG&E proposed to adjust its authorized capital structure by increasing the amount of its common equity from 49.0 percent to 52.0 percent. SDG&E also proposed to lower its authorized ROE from 11.1 percent to 11.0 percent and, as reflected in its supplemental filing with the CPUC in October 2012, to lower its authorized ROR from 8.40 percent to 8.15 percent. SoCalGas proposed to adjust its authorized capital structure by increasing the amount of its common equity from 48.0 percent to 52.0 percent. SoCalGas also proposed to increase its authorized ROE from 10.82 percent to 10.9 percent and, as reflected in its supplemental filing with the CPUC in October 2012, to lower its authorized ROR from 8.68 percent to 8.44 percent. In addition, SDG&E proposed to continue its currently approved cost of capital adjustment mechanism, which uses a utility bond benchmark. SoCalGas proposed switching from its current cost of capital adjustment mechanism, which is based on U.S. Treasury Bonds, to a mechanism using the same utility bond benchmark as SDG&E. Both SDG&E and SoCalGas proposed adding an “off ramp” provision to the adjustment mechanism as a safeguard to protect against extreme changes in interest rates and to allow the CPUC latitude to suspend the annual mechanism if prudent.

The CPUC issued a ruling in June 2012 bifurcating the proceeding. Phase 1 addressed each utility's cost of capital for 2013, with a final decision issued in December 2012, details of which follow. Phase 2 addresses the cost of capital adjustment mechanisms for SDG&E, SoCalGas, Edison and PG&E, with a final decision expected in the first half of 2013.

The CPUC's final decision for Phase 1 authorized the capital structure and rates of returns as outlined in the table below:

COST OF CAPITAL FINAL DECISION RECAP

SDG&E				SoCalGas
Authorized Weighting	Authorized Rate of Recovery	Weighted Authorized ROR		Authorized Weighting	Authorized Rate of Recovery	Weighted Authorized ROR
45.25%	5.00%	2.26%	Long-Term Debt	45.60%	5.77%	2.63%
2.75%	6.22%	0.17%	Preferred Stock	2.40%	6.00%	0.14%
52.00%	10.30%	5.36%	Common Equity	52.00%	10.10%	5.25%
100.00%		7.79%		100.00%		8.02%

These newly authorized rates of returns are effective January 1, 2013 and, when compared to the rates of returns that were in effect through December 31, 2012, will result in a reduction of SDG&E's and SoCalGas' annual authorized revenue by $34 million and $22 million, respectively.

SDG&E, SoCalGas, PG&E, Edison and the DRA sponsored a joint stipulation in Phase 2 of the proceeding. As proposed, SDG&E would retain its current cost of capital adjustment mechanism, discussed below, and SoCalGas would implement this same adjustment mechanism. Both utilities would forgo their proposed off-ramp provision. The joint stipulation is unopposed and was accepted into the record of the proceeding at an evidentiary hearing in January 2013. A draft decision was issued on February 22, 2013 approving the joint stipulation as submitted. A final CPUC decision is expected in the second quarter of 2013.

SDG&E's current, and SoCalGas' proposed, cost of capital adjustment mechanism benchmark is based on the 12-month average monthly A-rated utility bond yield as published by Moody's for the 12-month period October through September of each fiscal year. If the 12-month average falls outside of a specified range, then the utility's authorized ROE would be adjusted, upward or downward, by one-half of the difference between the 12-month average and the mid-point of the specified range. In addition, the utility's authorized recovery rate for the cost of debt and preferred stock would also be adjusted to their respective actual weighted average cost. Therefore, for intervening years between scheduled cost of capital updates, the utility's authorized ROR would adjust, upward or downward, as a result of all three adjustments with the new rate going into effect on January 1 following the year in which the benchmark range was exceeded.

Natural Gas Pipeline Operations Safety Assessments

Various regulatory agencies, including the CPUC, are evaluating natural gas pipeline safety regulations, practices and procedures. In February 2011, the CPUC opened a forward-looking rulemaking proceeding to examine what changes should be made to existing pipeline safety regulations for California natural gas pipelines. The California Utilities are parties to this proceeding.

In June 2011, the CPUC directed SoCalGas, SDG&E, PG&E and Southwest Gas to file comprehensive implementation plans to test or replace all natural gas transmission pipelines that have not been pressure tested. The California Utilities filed their Pipeline Safety Enhancement Plan (PSEP) with the CPUC in August 2011. The proposed safety measures, investments and estimated costs are not included in the California Utilities' 2012 GRC requests discussed above, but the associated cost recovery and return of and on invested capital will be determined as part of the Triennial Cost Allocation Proceeding (TCAP), as we discuss below. The comprehensive plan covers all of the utilities' approximately 4,000 miles of transmission lines (3,750 miles for SoCalGas and 250 miles for SDG&E) and would be implemented in two phases:

  Phase 1 focuses on populated areas of SoCalGas' and SDG&E's service territories and would be implemented over a 10-year period, from 2012 to 2022.

  Phase 2 covers unpopulated areas of SoCalGas' and SDG&E's service territories and will be filed with the CPUC at a later date.

The total cost estimate for Phase 1, over the 10-year period of 2012 to 2022, is $3.1 billion ($2.5 billion for SoCalGas and $600 million for SDG&E). In their August 2011 filing, the utilities requested the CPUC to authorize funding for the recovery of costs through 2015 of approximately $1.5 billion for SoCalGas, of which $1.2 billion would be capital investment, and $240 million for SDG&E, of which $230 million would be capital investment. After 2015, the utilities proposed to include the costs of the PSEP in their next General Rate Case (for their authorized revenue requirements in 2016). The utilities also proposed that the cost of the program be recovered through a surcharge, rather than by incorporating it into rates. The surcharge would increase over time, as more project work is completed.

In December 2011, the assigned Commissioner to the rulemaking proceeding for the pipeline safety regulations ruled that SDG&E's and SoCalGas' TCAP would be the most logical proceeding to conduct the reasonableness and ratemaking review of the companies' PSEP.

In January 2012, the CPUC Consumer Protection and Safety Division (CPSD) issued a Technical Report on the California Utilities' PSEP.  The report, along with testimony and evidentiary hearings, will be used to evaluate the PSEP in the regulatory process.  Generally, the report found that the PSEP approach to pipeline replacement and pressure testing and other proposed enhancements is reasonable.

In February 2012, the assigned Commissioner in the TCAP issued a ruling setting a schedule for the review of the SDG&E and SoCalGas PSEP with evidentiary hearings held in August 2012. SDG&E and SoCalGas expect a final decision in 2013. In April 2012, the CPUC issued an interim decision in the rulemaking proceeding formally transferring the PSEP to the TCAP and authorizing SDG&E and SoCalGas to establish regulatory accounts to record the incremental costs of initiating the PSEP prior to a final decision on the PSEP. The TCAP proceeding will address the recovery of the costs recorded in the regulatory account.

In April 2012, the CPUC issued a decision expanding the scope of the rulemaking proceeding to incorporate the provisions of California Senate Bill (SB) 705, which requires gas utilities to develop and implement a plan for the safe and reliable operation of their gas pipeline facilities. SDG&E and SoCalGas submitted their pipeline safety plans in June 2012. The CPUC decision also orders the utilities to undergo independent management and financial audits to assure that the utilities are fully meeting their safety responsibilities. CPSD will select the independent auditors and will oversee the audits. A schedule for the audits has not been established.

In December 2012, the CPUC issued a final decision accepting the utility safety plans filed pursuant to SB 705.

Natural Gas Pipeline Safety Legislation

In October 2011, the California legislature enacted five separate legislative bills (SB44, SB216, SB705, SB879 and AB56) that address natural gas pipeline safety. Each bill addresses a different aspect of natural gas pipeline safety and imposes requirements on the CPUC and the natural gas pipeline operator. These include such things as the development of a safety plan; installation of automatic shut-off and remote controlled gas valves; emergency response; reporting; ratemaking; and increasing the maximum penalty for gas pipeline safety violations. Much of the legislation is addressed by the utility safety plans reviewed and approved by the CPUC in December 2012, and the California Utilities do not expect that the legislation will have a material impact on their results of operations, financial condition or cash flows.

Utility Incentive Mechanisms

The CPUC applies performance-based measures and incentive mechanisms to all California investor-owned utilities, under which the California Utilities have earnings potential above authorized base margins if they achieve or exceed specific performance and operating goals. Generally, for performance-based awards, if performance is above or below specific benchmarks, the utility is eligible for financial awards or subject to financial penalties. Both SDG&E and SoCalGas have incentive mechanisms associated with:

  operational incentives

  energy efficiency

  SoCalGas has additional incentive mechanisms associated with:

  natural gas procurement

  unbundled natural gas storage and system operator hub services

Incentive awards are included in our earnings when we receive any required CPUC approval of the award. We would record penalties for results below the specified benchmarks in earnings when we believe it is more likely than not that the CPUC would assess a penalty.

We provide a summary of the incentive awards recognized below.

UTILITY INCENTIVE AWARDS 2010-2012
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
Energy efficiency	$6	$16	$15
Unbundled natural gas storage and hub services	3	4	15
Natural gas procurement	6	6	12
Operational incentives	5	3	1
Total awards	$20	$29	$43
SDG&E
Energy efficiency	$3	$14	$5
Operational incentives	2	1	1
Total awards	$5	$15	$6
SoCalGas
Energy efficiency	$3	$2	$10
Unbundled natural gas storage and hub services	3	4	15
Natural gas procurement	6	6	12
Operational incentives	3	2	―
Total awards	$15	$14	$37

Energy Efficiency

The CPUC established incentive mechanisms that are based on the effectiveness of energy efficiency programs. In December 2010, the CPUC awarded $5.1 million and $9.9 million to SDG&E and SoCalGas, respectively, as the final true-up incentive awards for the 2006 – 2008 program period, which amounts incorporated the California Utilities' petition to correct computational errors. In December 2011, the CPUC awarded $13.7 million to SDG&E and $2.0 million to SoCalGas for their 2009 program year results.

The CPUC issued a final decision in December 2012 adopting a mechanism for the 2010 – 2012 program cycle and approving shareholder awards of $3.3 million for SDG&E and $2.7 million for SoCalGas for their energy efficiency program performance in 2010 under the mechanism. The decision established an annual process for the utilities to obtain awards for their performance in 2011 and 2012. Incentives for the 2011 and 2012 program years would be awarded in 2013 and 2014, respectively.

We expect a final decision on an incentive mechanism for the 2013 – 2014 program period in 2013.

Unbundled Natural Gas Storage and System Operator Hub Services

The CPUC has established a revenue sharing mechanism, effective through 2014, which provides for the sharing between ratepayers and SoCalGas (shareholders) of the net revenues generated by SoCalGas' unbundled natural gas storage and system operator hub services. SoCalGas is seeking to extend the mechanism through 2015. Annual net revenues (revenues less allocated service costs) under the mechanism are shared on a graduated basis, as follows:

  the first $15 million of net revenue to be shared 90 percent ratepayers/10 percent shareholders;
  the next $15 million of net revenue to be shared 75 percent ratepayers/25 percent shareholders;
  all additional net revenues to be shared evenly between ratepayers and shareholders; and

  the maximum total annual shareholder-allocated portion of the net revenues cannot exceed $20 million.

Natural Gas Procurement

The California Utilities procure natural gas on behalf of their core natural gas customers. The CPUC has established incentive mechanisms to allow the California Utilities the opportunity to share in the savings and/or costs from buying natural gas for their core customers at prices below or above monthly market-based benchmarks. SoCalGas procures natural gas for SDG&E's core natural gas customers' requirements. SoCalGas' gas cost incentive mechanism (GCIM) is applied on the combined portfolio basis.

In June 2012, SoCalGas applied to the CPUC for approval of a GCIM award of $5.4 million for natural gas procured for its core customers during the 12-month period ending March 31, 2012. SoCalGas expects a CPUC decision in the first half of 2013.

In the first quarter of 2012, the CPUC approved and SoCalGas recorded SoCalGas' application for its GCIM award of $6.2 million for natural gas procured for its core customers during the 12-month period ending March 31, 2011.

In September 2011, the CPUC approved SoCalGas' application for its GCIM award of $6 million for natural gas procured for its core customers during the 12-month period ending March 31, 2010.

In January 2010, the CPUC approved a GCIM award of $12 million for SoCalGas' procurement activities during the 12-month period ending March 31, 2009.

Operational Incentives

The CPUC may establish operational incentives and associated performance benchmarks as part of a general rate case or cost of service proceeding. Through the end of 2011, the California Utilities had operational incentives that applied to their performance in the area of employee safety. Any performance incentives for 2012 and thereafter would be established in the California Utilities' GRC proceeding, currently pending before the CPUC.

Air Quality and Greenhouse Gas Regulation

The California Legislature enacted Assembly Bill 32 (AB 32) and California Senate Bill 1368 in 2006. These laws mandate, among other things, reductions in greenhouse gas (GHG) emissions and the payment of GHG administration fees annually. The California Air Resources Board (CARB), the agency responsible for establishing the compliance rules and regulations for the regulation of GHG under AB 32, has adopted a number of regulations pursuant to AB 32, including CARB's GHG administration fees regulation and its GHG emissions trading regulation.

In October 2011, the CARB finalized details of the cap and trade regulation authorized by AB 32. CARB intends to implement its cap and trade program in 2013. Certain legal challenges have been raised by numerous parties regarding the implementation of cap and trade. No injunction has been issued by any court delaying adoption of the cap and trade program and it is proceeding forward.

These legislative and regulatory mandates could affect costs and growth at the California Utilities and at our natural gas-fired power plants in Arizona and Mexico. Any cost impact at the California Utilities is expected to be recoverable through rates. As discussed in Note 15 under “Environmental Issues,” compliance with this and similar legislation could adversely affect our Sempra Natural Gas and Sempra Mexico segments. However, such legislation could also have a positive impact on our natural gas and renewables businesses because of an increasing preference for natural gas and renewables for electric generation, as opposed to other sources.

SDG&E MATTERS

San Onofre Nuclear Generating Station (SONGS)

SDG&E has a 20-percent ownership interest in San Onofre Nuclear Generating Station (SONGS), a 2,150-MW nuclear generating facility near San Clemente, California. SONGS is operated by Edison and is subject to the jurisdiction of the Nuclear Regulatory Commission (NRC) and the CPUC.

In 2005, the CPUC authorized a project to install four new steam generators in Units 2 and 3 at SONGS and remove and dispose of their predecessor generators. Edison completed the installation of these steam generators in 2010 and 2011 for Units 2 and 3, respectively. In January 2012, a water leak occurred in the Unit 3 steam generator which caused it to be shut down. Edison conducted inspection testing and determined that the water leak was the result of excessive wear from tube-to-tube contact. During a planned maintenance and refueling outage on the Unit 2 steam generators in February 2012, inspections found high levels of unexpected wear in some heat transfer tubes of the Unit 2 steam generators. As a result of these findings, Edison has plugged and removed from service all tubes showing excessive wear in each of the steam generators. In addition, Edison has preventively plugged all tubes in contact with the retainer bars or in the area of the tube bundles where tube-to-tube contact occurred. As of the filing date of this report, both Units 2 and 3 remain offline.

Any remedial action that will permit restart of one or both of the Units will need to be approved by the NRC. In March 2012, the NRC issued a Confirmatory Action Letter (CAL) that required NRC permission to restart Unit 2 and Unit 3 and outlined actions that Edison must complete before permission to restart either Unit may be sought. The NRC could also choose to impose additional inspections and assessment processes that could result in significant costs or additional delay. In October 2012, Edison submitted a restart plan to the NRC for Unit 2, proposing to operate Unit 2 at a reduced power level for five months and then shut it down for further inspection. The plan submitted to the NRC does not address Unit 3. It is not clear at this time whether Unit 3 can be restarted without extensive additional repairs, and Edison has not indicated when it believes Unit 3 may be ready to restart operations. The timing of the restart of either of the Units is dependent upon approval by the NRC. The NRC may employ other procedures before making any determination about whether to grant permission pursuant to the terms of the CAL. It is also possible that one or more amendments to the NRC operating license for SONGS might be required (whether or not as a prerequisite to return a Unit to safe operation). There is no set or predetermined time period for such processes, and, accordingly, there can be no assurance about the length of time the NRC may take to review any request to restart submitted by Edison under the CAL or whether any such request would be granted in whole or in part.

Through December 31, 2012, SDG&E's proportional investment in the steam generators, net of accumulated depreciation, was approximately $179 million. These investment amounts remain subject to CPUC review upon submission of Edison's final costs for the overall project.

During the unscheduled outage at SONGS, SDG&E has procured replacement power, the cost of which is fully recovered in revenues subject to a reasonableness review by the CPUC. Replacement power costs, in excess of avoided nuclear fuel costs, incurred by SDG&E as a result of the unscheduled SONGS outage (commencing in 2012 on January 31 for Unit 3 and March 5 for Unit 2) through December 31, 2012 were approximately $77 million. Total replacement power costs will not be known until the Units are returned to service.

Currently, SDG&E is collecting in customer rates its share of the operating costs, depreciation and return on its investment in SONGS. For the year ended December 31, 2012, SDG&E has recognized (and collected through customer rates) an estimated $199 million of revenue associated with its investment in SONGS and related operating costs. Following is a summary of SDG&E's December 31, 2012 net book investment, excluding any decommissioning-related assets and liabilities, and its rate base investment in SONGS:

SUMMARY OF SDG&E NET BOOK INVESTMENT AND RATE BASE INVESTMENT IN SONGS(1)
(Dollars in millions)
	Unit 2	Unit 3	Common Plant	Total
Net book investment:
Net property, plant and equipment, including
construction work in progress	$152	$115	$120	$387
Materials and supplies	―	―	10	10
Nuclear fuel	―	―	115	115
Net book investment	$152	$115	$245	$512

Rate base investment	$103	$93	$79	$275
(1)	Excludes nuclear decommissioning-related assets and liabilities.

In November 2012, the CPUC issued an Order Instituting Investigation (OII) into the SONGS outage pursuant to California Public Utilities Code Section 455.5 to determine whether Edison and SDG&E should remove from customer rates some or all revenue requirement associated with the portion of the facility that is out of service. This OII will consolidate all SONGS issues from related regulatory proceedings and consider the appropriate cost recovery for SONGS, including among other costs, the cost of the steam generator replacement project, replacement power costs, capital expenditures, operation and maintenance costs and seismic study costs. The OII requires that all costs related to SONGS incurred since January 1, 2012 be tracked in a separate memorandum account, with all revenues collected in recovery of such costs subject to refund, and will address the extent to which such revenues, if any, will be required to be refunded to customers.

Under Section 455.5, any determination to adjust rates would be made after hearings are conducted in connection with Edison's next general rate case. If, after investigation and hearings, the CPUC were to require SDG&E to reduce rates as a result of a Unit being out of service and the Unit is subsequently returned to service, rates may be readjusted to reflect that return to service after 100 continuous hours of operation. Notwithstanding the requirements of Section 455.5, the CPUC may institute other proceedings relating to the impact of the extended outage at SONGS and its potential effects on rates.

A ruling was issued in January 2013 setting the initial scope and schedule for the OII, which will be managed in phases. The first phase will identify the costs at issue for 2012, with a decision expected by mid-2013. Phase 2 will address the issue of costs remaining in rates, with a decision expected by the end of 2013. Phase 3 will review the steam generator replacement project costs for reasonableness, with a decision expected by the end of 2014. Costs at issue for 2013 would be addressed in a fourth phase of the OII, but a schedule for this phase has not been established.

The steam generators were designed and supplied by Mitsubishi Heavy Industries (MHI) and are warranted for an initial period of 20 years from acceptance. MHI is contractually obligated to repair or replace defective items and to pay specified damages for certain repairs. On July 18, 2012, the NRC issued a report providing the result of the inspection performed by the Augmented Inspection Team (AIT). The inspection concluded that faulty computer modeling that inadequately predicted conditions in the steam generators at SONGS and manufacturing issues contributed to excessive wear of the components. The most probable causes of the tube-to-tube wear were a combination of higher than predicted thermal/hydraulic conditions and changes in the manufacturing of the Unit 3 steam generators. This report also identified a number of yet unresolved issues that are continuing to be examined. Edison's purchase contract with MHI states that MHI's liability under the purchase agreement is limited to $138 million and excludes consequential damages, defined to include the cost of replacement power. Such limitations in the contract are subject to certain exceptions. In late 2012, Edison submitted invoices on behalf of all owners to MHI in the aggregate amount of $53 million for certain steam generator repair costs incurred, of which MHI has paid $45 million but reserved the right to challenge any of the charges in the invoice. In January 2013, MHI advised Edison that it rejected a portion of the first invoice and required further documentation regarding the remainder of the invoice. Edison expects to continue to invoice MHI for any additional costs incurred.

SDG&E is a named insured on the Edison insurance policies covering SONGS. These policies, issued by Nuclear Electric Insurance Limited (NEIL), cover nuclear property and non-nuclear property damage at the SONGS facility, as well as accidental outage insurance. Edison has placed NEIL on notice of potential claims for loss recovery. In October 2012, Edison submitted to NEIL a Partial Proof of Loss on behalf of Edison, SDG&E and the City of Riverside in connection with the outages of SONGS Units 2 and 3. The NEIL policies contain a number of exclusions and limitations that may reduce or eliminate coverage. SDG&E will assist Edison in pursuing claims recoveries from NEIL, as well as warranty claims with MHI, but there is no assurance that SDG&E will recover all or any of its applicable costs pursuant to these arrangements. We provide additional information about insurance related to SONGS in Note 15.

In light of the aftermath and the significant safety events at the Fukushima Daiichi nuclear plant in Japan resulting from the earthquake and tsunami in March 2011, the NRC plans to perform additional operation and safety reviews of nuclear facilities in the United States. The lessons learned from the events in Japan and the results of the NRC reviews may materially impact future operations and capital requirements at nuclear facilities in the United States, including the operations and capital requirements at SONGS.

Edison is also addressing a number of other regulatory and performance issues at SONGS, and the NRC has required Edison to take actions to provide greater assurance of compliance by SONGS personnel. Edison continues to implement plans and address the identified issues, however a number of these issues remain outstanding. To the extent that these issues persist, it is likely that additional action will be required by Edison, which may result in increased SONGS operating costs and/or materially adversely impacted operations. Currently, SDG&E is allowed to fully offset its share of SONGS operating costs in revenue. If further action is required, it may result in an increase in SDG&E's Operation and Maintenance expense, with any increase being fully offset in Operating Revenues – Electric.

Power Procurement and Resource Planning

Background—Electric Industry Regulation

California's legislative response to the 2000 – 2001 energy crisis resulted in the DWR purchasing a substantial portion of power for California's electricity users. In 2001, the DWR entered into long-term contracts with suppliers, including Sempra Natural Gas, to provide power for the utility procurement customers of each of the California investor-owned utilities (IOUs), including SDG&E. The CPUC allocates the power and its administrative responsibility, including collection of power contract costs from utility customers, among the IOUs. The last of these contracts expires in 2013.

Effective in 2003, the IOUs resumed responsibility for electric commodity procurement above their allocated share of the DWR's long-term contracts, and the CPUC:

  directed the IOUs, including SDG&E, to resume electric commodity procurement to cover their net short energy requirements, which are the total customer energy requirements minus supply from resources owned, operated or contracted;
  implemented legislation regarding procurement and renewable energy portfolio standards; and

  established a process for review and approval of the utilities' long-term resource and procurement plans.

This process is intended to identify anticipated needs for generation and transmission resources in order to support transmission grid reliability and to better serve customers.

Renewable Energy

SDG&E is subject to the Renewables Portfolio Standard (RPS) Program administered by both the CPUC and the California Energy Commission (CEC), which requires each California utility to procure 33 percent of its annual electric energy requirements from renewable energy sources by 2020, with an average of 20 percent required from January 1, 2011 to December 31, 2013; 25 percent by December 31, 2016; and 33 percent by December 31, 2020. The CPUC began a rulemaking in May 2011 to address the implementation of the 33% RPS Program.

The 33% RPS Program contains flexible compliance mechanisms that can be used to comply with or meet the 33% RPS Program mandates in 2011 and beyond. The mechanisms provide for a CPUC waiver under certain conditions, including: 1) a finding of inadequate transmission, 2) delays in the start-up of commercial operations of renewable energy projects due to permitting or interconnection or 3) unexpected curtailment by an electric system balancing authority, such as the California Independent System Operator (ISO).

SDG&E continues to procure renewable energy supplies to achieve the 33% RPS Program requirements. A substantial number of these supply contracts, however, are contingent upon many factors, including:

  access to electric transmission infrastructure;
  timely regulatory approval of contracted renewable energy projects;
  the renewable energy project developers' ability to obtain project financing and permitting; and

  successful development and implementation of the renewable energy technologies.

SDG&E believes it will be able to comply with the 33% RPS Program requirements based on its contracting activity and, if necessary, application of the flexible compliance mechanisms. SDG&E's failure to comply with the RPS Program requirements could subject it to a CPUC-imposed penalty of 5 cents per kilowatt hour of renewable energy under-delivery.

Cleveland National Forest Transmission Projects

SDG&E filed an application with the CPUC in October 2012 for a permit to construct various transmission replacement projects in and around the Cleveland National Forest. The proposed projects will replace and fire-harden five transmission lines at an estimated cost of $420 million. The projects are subject to federal review by the U.S. Forest Service (USFS). A joint environmental report (EIR/EIS) will be developed by the CPUC and USFS. SDG&E has requested a CPUC decision approving the transmission projects by the third quarter of 2013. We expect the projects to be in service by 2017.

South Orange County Reliability Enhancement

SDG&E filed an application with the CPUC in May 2012 for a Certificate of Public Convenience and Necessity (CPCN) to construct the South Orange County Reliability Enhancement project. The purpose of the project is to enhance the capacity and reliability of SDG&E's electric service to the south Orange County area. The proposed project primarily includes replacing and upgrading approximately eight miles of transmission lines and rebuilding and upgrading a substation at an existing site. SDG&E expects a final CPUC decision approving the estimated $473 million project in the second half of 2013. SDG&E obtained approval for the project from the ISO in May 2011. The project is planned to be in service by the second half of 2017.

East County Substation

In June 2012, the CPUC approved SDG&E's application for authorization to proceed with the East County Substation project, estimated to cost $435 million. The Bureau of Land Management (BLM) issued its record of decision in August 2012. SDG&E expects to begin construction by the second quarter of 2013 and the substation to be placed in service in 2014.

SDG&E Purchase of El Dorado

SDG&E purchased Sempra Natural Gas' El Dorado gas-fired electric generation plant on October 1, 2011, pursuant to an option to acquire the plant that was exercised in 2007. In accordance with the CPUC's approval, SDG&E acquired El Dorado (renamed Desert Star Energy Center) at a price equal to the closing book value of the plant upon transfer. SDG&E made a compliance filing with the CPUC in September 2011 stating the book value purchase price as $215 million. The final purchase price was $214 million based on the completion of an independent audit of Sempra Natural Gas' net book value of the plant as of the close of business on September 30, 2011.

FERC Formulaic Rate Filing

SDG&E submitted its Electric Transmission Formula Rate (TO4) filing with the FERC in February 2013 to be effective September 1, 2013. This proceeding will set the rate making methodology and rate of return for SDG&E's FERC-regulated electric transmission operations and assets. SDG&E's TO4 filing is requesting a rate making formula that is essentially the same as currently authorized by the FERC. SDG&E's TO4 filing is requesting: 1) rates to be determined by a base period of historical costs and a forecast of capital investments and 2) a true-up period which is similar to a balancing account that is designed to provide SDG&E earnings of no more and no less than its actual cost of service including it authorized return on investment.

This TO4 proceeding will also set SDG&E's authorized ROE on FERC rate base. SDG&E's current authorized FERC ROE is 11.35 percent and SDG&E's TO4 filing is proposing a FERC ROE of 11.3 percent. SDG&E expects a decision on its TO4 filing in the second half of 2013.

Incremental Insurance Premium Cost Recovery

In December 2010, the CPUC approved SDG&E's request for a $29 million revenue requirement for the recovery of the incremental increase in its general liability and wildfire liability insurance premium costs for the July 2009/June 2010 policy period. In its decision approving this cost recovery, the CPUC also authorized SDG&E to request recovery of any incremental insurance premiums for future policy periods through December 31, 2011, with a $5 million deductible applied to each policy renewal period. This approval was in response to a request filed by SDG&E with the CPUC in August 2009 seeking authorization to recover higher liability insurance premiums (amounts in excess of those authorized to be recovered in the 2008 GRC), which SDG&E began incurring commencing July 1, 2009, and any losses realized due to higher deductibles associated with the new policies. SDG&E made the filing under the CPUC's rules allowing utilities to seek recovery of significant cost increases incurred between GRC filings that meet certain criteria, subject to a $5 million deductible per event.

In December 2011, the CPUC approved SDG&E's request for an incremental revenue requirement of $63 million for the July 2010/June 2011 policy period. In May 2012, the CPUC approved SDG&E's request for a $28 million revenue requirement for the first six months of the July 2011/June 2012 policy period.

In the CPUC's December 2010 decision, discussed above, the CPUC directed SDG&E to include in its 2012 GRC application the amount of the incremental wildfire insurance premiums it would be seeking recovery for in rates subsequent to December 31, 2011. SDG&E's 2012 GRC application does request $67 million of revenue requirement for cost recovery of wildfire insurance premiums in 2012. As a decision on SDG&E's 2012 GRC application is pending with the CPUC, and based on the CPUC's rulings for the recovery of the cost of the incremental wildfire insurance premiums incurred since July 2009, SDG&E's 2012 revenue through December 31, 2012 reflects the expected recovery of the cost of the incremental wildfire insurance premiums incurred in the current year.

Excess Wildfire Claims Cost Recovery

SDG&E and SoCalGas filed an application, along with other related filings, with the CPUC in August 2009 proposing a new framework and mechanism for the future recovery of all wildfire-related expenses for claims, litigation expenses and insurance premiums that are in excess of amounts authorized by the CPUC for recovery in distribution rates. This application was made jointly with Edison and PG&E. In July 2010, the CPUC approved SDG&E's and SoCalGas' requests for separate regulatory memorandum accounts to record the subject expenses while the application was pending before the CPUC. Several parties protested the original application and, in response, the four utilities jointly submitted an amended application in August 2010. In November 2011, Edison and PG&E requested to withdraw from the joint utility application due, in part, to the delays in the proceeding. In January 2012, the CPUC granted their requests to withdraw and held evidentiary hearings for SDG&E and SoCalGas. Legal briefs were completed in March 2012.

In December 2012, the CPUC issued a final decision that ultimately did not approve the proposed blanket framework for the utilities but allowed SDG&E to maintain its authorized memorandum account, so that SDG&E may file applications with the CPUC requesting recovery of amounts properly recorded in the memorandum account at a later time, subject to reasonableness review.

SDG&E intends to pursue recovery of such costs in a future application. SDG&E will continue to assess the potential for recovery of these costs in rates. Should SDG&E conclude that recovery in rates is no longer probable, SDG&E will record a charge against earnings at the time such conclusion is reached. If SDG&E had concluded that the recovery of regulatory assets related to CPUC-regulated operations was no longer probable or was less than currently estimated as of December 31, 2012, the resulting after-tax charge against earnings would have been up to $190 million. In addition, in periods following any such conclusion, SDG&E's earnings will be adversely impacted by increases in the estimated cost to litigate or settle pending wildfire claims. We discuss how we assess the probability of recovery of our regulatory assets in Note 1.

We provide additional information about 2007 wildfire litigation costs and their recovery in Note 15.

SOCALGAS MATTERS

Aliso Canyon Natural Gas Storage Compressor Replacement

In September 2009, SoCalGas filed an application with the CPUC requesting approval to replace certain obsolete natural gas turbine compressors used in the operations of SoCalGas' Aliso Canyon natural gas storage reservoir, with a new electric compressor station. In April 2012, the CPUC issued a draft EIR for the project concluding that no significant or unavoidable adverse environmental impacts have been identified from the construction or operation of the proposed project. We expect a final EIR and CPUC decision on the estimated $200 million project in 2013.

Advanced Metering Infrastructure

In November 2011, the DRA and The Utility Reform Network (TURN) filed a joint petition requesting that the CPUC reconsider its prior approval of SoCalGas' advanced metering infrastructure (AMI) project and stay AMI deployment while the CPUC considers the request. The CPUC, which is not obligated to respond to such requests, has taken no action in response to the DRA/TURN petition, and SoCalGas is continuing its deployment of AMI pursuant to the April 2010 CPUC decision approving the project.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

NOTE 15. COMMITMENTS AND CONTINGENCIES

LEGAL PROCEEDINGS

We accrue losses for legal proceedings when it is probable that a loss has been incurred and the amounts of the loss can be reasonably estimated. However, the uncertainties inherent in legal proceedings make it difficult to estimate with reasonable certainty the costs and effects of resolving these matters. Accordingly, actual costs incurred may differ materially from amounts accrued, may exceed applicable insurance coverage and could materially adversely affect our business, cash flows, results of operations, financial condition and prospects. Unless otherwise indicated, we are unable to estimate reasonably possible losses in excess of any amounts accrued.

At December 31, 2012, Sempra Energy's accrued liabilities for material legal proceedings, on a consolidated basis, were $341 million. At December 31, 2012, accrued liabilities for material legal proceedings for SDG&E and SoCalGas were $329 million and $3 million, respectively. At December 31, 2012, liabilities of $327 million at Sempra Energy and SDG&E were related to wildfire litigation discussed below.

SDG&E

2007 Wildfire Litigation

In October 2007, San Diego County experienced several catastrophic wildfires. Reports issued by the California Department of Forestry and Fire Protection (Cal Fire) concluded that two of these fires (the Witch and Rice fires) were SDG&E “power line caused” and that a third fire (the Guejito fire) occurred when a wire securing a Cox Communications' (Cox) fiber optic cable came into contact with an SDG&E power line “causing an arc and starting the fire.” Cal Fire reported that the Rice fire burned approximately 9,500 acres and damaged 206 homes and two commercial properties, and the Witch and Guejito fires merged and eventually burned approximately 198,000 acres, resulting in two fatalities, approximately 40 firefighters injured and an estimated 1,141 homes destroyed.

A September 2008 staff report issued by the CPUC's CPSD reached substantially the same conclusions as the Cal Fire reports, but also contended that the power lines involved in the Witch and Rice fires and the lashing wire involved in the Guejito fire were not properly designed, constructed and maintained. In April 2010, proceedings initiated by the CPUC to determine if any of its rules were violated were settled with SDG&E's payment of $14.75 million.

Numerous parties have sued SDG&E and Sempra Energy in San Diego County Superior Court seeking recovery of unspecified amounts of damages, including punitive damages, from the three fires. These include owners and insurers of properties that were destroyed or damaged in the fires and government entities seeking recovery of firefighting, emergency response, and environmental costs. They assert various bases for recovery, including inverse condemnation based upon a California Court of Appeal decision finding that another California investor-owned utility was subject to strict liability, without regard to foreseeability or negligence, for property damages resulting from a wildfire ignited by power lines.

In October 2010, the Court of Appeal affirmed the trial court's ruling that these claims must be pursued in individual lawsuits, rather than as class actions on behalf of all persons who incurred wildfire damages. In February 2011, the California Supreme Court denied a petition for review of the affirmance. No trial date is currently scheduled.

SDG&E filed cross-complaints against Cox seeking indemnification for any liability that SDG&E might incur in connection with the Guejito fire, two SDG&E contractors seeking indemnification in connection with the Witch fire, and one SDG&E contractor seeking indemnification in connection with the Rice fire. SDG&E has entered into settlement agreements with Cox and the three contractors for a total of approximately $824 million. Among other things, the settlement agreements provide that SDG&E will defend and indemnify Cox and the three contractors against all compensatory damage claims and related costs arising out of the wildfires.

SDG&E has settled all of the approximately 19,000 claims brought by homeowner insurers for damage to insured property relating to the three fires. Under the settlement agreements, SDG&E has paid or will pay 57.5 percent of the approximately $1.6 billion paid or reserved for payment by the insurers to their policyholders and received an assignment of the insurers' claims against other parties potentially responsible for the fires.

The wildfire litigation also includes claims of non-insurer plaintiffs for damage to uninsured and underinsured structures, business interruption, evacuation expenses, agricultural damage, emotional harm, personal injuries and other losses. SDG&E has settled the claims of approximately 5,150 of these plaintiffs, including all of the government entities. Approximately 1,200 of the approximately 1,350 remaining individual and business plaintiffs have submitted settlement demands and damage estimates totaling approximately $1.1 billion. SDG&E does not expect significant additional plaintiffs to file lawsuits given the applicable statutes of limitation, but does expect to receive additional settlement demands and damage estimates from existing plaintiffs as settlement negotiations continue. SDG&E has established reserves for the wildfire litigation as we discuss below.

SDG&E's settled claims and defense costs have exceeded its $1.1 billion of liability insurance coverage and the approximately $824 million recovered from third parties. It expects that its wildfire reserves and amounts paid to resolve wildfire claims will continue to increase as it obtains additional information.

As we discuss in Note 14, SDG&E has concluded that it is probable that it will be permitted to recover in rates a substantial portion of its reasonably incurred costs of resolving wildfire claims in excess of its liability insurance coverage and the amounts recovered from third parties. Accordingly, although such recovery will require future regulatory approval, at December 31, 2012, Sempra Energy and SDG&E have recorded assets of $364 million in Regulatory Assets Arising From Wildfire Litigation Costs on their Consolidated Balance Sheets, including $317 million related to CPUC operations, which represents the amount substantially equal to the aggregate amount it has paid or reserved for payment for the resolution of wildfire claims and related costs in excess of its liability insurance coverage and amounts recovered from third parties. SDG&E will increase the regulatory assets if the estimate of amounts to settle remaining claims increases.

SDG&E will continue to assess the recovery of these excess wildfire costs in rates. Should SDG&E conclude that recovery in rates is no longer probable, SDG&E will record a charge against earnings at the time such conclusion is reached. If SDG&E had concluded that the recovery of regulatory assets related to CPUC-regulated operations was no longer probable or was less than currently estimated as of December 31, 2012, the resulting after-tax charge against earnings would have been up to $190 million. In addition, in periods following any such conclusion, SDG&E's earnings will be adversely impacted by increases in the estimated cost to litigate or settle pending wildfire claims. We provide additional information about excess wildfire claims cost recovery and related CPUC actions in Note 14 and discuss how we assess the probability of recovery of our regulatory assets in Note 1.

SDG&E's cash flow may be materially adversely affected due to the timing differences between the resolution of claims and the recoveries in rates, which may extend over a number of years. Also, recovery from customers will require future regulatory actions, and a failure to obtain substantial or full recovery, or any negative assessment of the likelihood of recovery, would likely have a material adverse effect on Sempra Energy's and SDG&E's businesses, financial condition, cash flows, results of operations and prospects.

SDG&E will continue to gather information to evaluate and assess the remaining wildfire claims and the likelihood, amount and timing of related recoveries in rates and will make appropriate adjustments to wildfire reserves and the related regulatory assets as additional information becomes available.

Since 2010, as liabilities for wildfire litigation have become reasonably estimable in the form of settlement demands, damage estimates, and other damage information, SDG&E has recorded related reserves as a liability. The impact of this liability at December 31, 2012 is offset by the recognition of regulatory assets, as discussed above, for reserves in excess of the insurance coverage and recoveries from third parties. The impact of the reserves on SDG&E's and Sempra Energy's after-tax earnings was a decrease of $6 million, $13 million and $20 million for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012, wildfire litigation reserves were $327 million ($305 million in current and $22 million in long-term). Additionally, through December 31, 2012, SDG&E has expended $128 million (cumulative, excluding amounts covered by insurance and amounts recovered from third parties) to pay for the settlement of wildfire claims and related costs.

Sunrise Powerlink Electric Transmission Line

The Sunrise Powerlink is a new 117-mile, 500-kilovolt (kV) electric transmission line between the Imperial Valley and the San Diego region that was energized and placed in service in June 2012. The Sunrise Powerlink project was approved by the CPUC in December 2008, the BLM in January 2009, and the USFS in July 2010. Numerous administrative appeals and legal challenges have been resolved in favor of the project. Three legal challenges are pending.

In February 2010, project opponents filed a lawsuit in Federal District Court in San Diego alleging that the BLM failed to properly address the environmental impacts of the approved Sunrise Powerlink route and the related potential development of renewable resources in east San Diego County and Imperial County. In July 2012, the U.S. Court of Appeals for the Ninth Circuit affirmed the District Court's grant of the defendants' motion for summary judgment.

In January 2011, project opponents filed a lawsuit in Federal District Court in San Diego alleging that the federal approvals for construction of the project on USFS land and BLM land violated the National Environmental Policy Act and other federal environmental laws. In June 2012, the U.S. Court of Appeals for the Ninth Circuit affirmed the District Court's denial of plaintiffs' motion for a preliminary injunction.

In February 2011, opponents of the Sunrise Powerlink filed a lawsuit in Sacramento County Superior Court against the State Water Resources Control Board and SDG&E alleging that the water quality certification issued by the Board under the Federal Clean Water Act violated the California Environmental Quality Act. The Superior Court denied the plaintiffs' petition in July 2012, and the plaintiffs have appealed.

September 2011 Power Outage

In September 2011, a power outage lasting approximately 12 hours affected millions of people from Mexico to southern Orange County, California. Within several days of the outage, several SDG&E customers filed a class action lawsuit in Federal District Court in San Diego against Arizona Public Service Company, Pinnacle West, and SDG&E alleging that the companies failed to prevent the outage. The lawsuit seeks recovery of unspecified amounts of damages, including punitive damages. In July 2012, the court granted SDG&E's motion to dismiss the punitive damages request and dismissed Arizona Public Service Company and Pinnacle West from the lawsuit. In addition, more than 7,000 customers' claims, primarily related to food spoilage, have been submitted directly to SDG&E. The FERC and North American Electric Reliability Corporation (NERC) conducted a joint inquiry to determine the cause of the power failure and issued a report in May 2012 regarding their findings. The report does not include any findings of failure on SDG&E's part that led to the power failure.

Smart Meters Patent Infringement Lawsuit

In October 2011, SDG&E was sued by a Texas design and manufacturing company in Federal District Court, Southern District of California, and later transferred to the Federal District Court, Western District of Oklahoma, alleging that SDG&E's recently installed smart meters infringed certain patents. The meters were purchased from a third party vendor that has agreed to defend and indemnify SDG&E. The lawsuit seeks injunctive relief and recovery of unspecified amounts of damages.

SoCalGas

SoCalGas, along with Monsanto Co., Solutia, Inc., Pharmacia Corp., and Pfizer, Inc., are defendants in six Los Angeles County Superior Court lawsuits filed beginning in April 2011 seeking recovery of unspecified amounts of damages, including punitive damages, as a result of plaintiffs' exposure to PCBs (polychlorinated biphenyls). The lawsuits allege plaintiffs were exposed to PCBs not only through the food chain and other various sources but from PCB-contaminated natural gas pipelines owned and operated by SoCalGas. This contamination allegedly caused plaintiffs to develop cancer and other serious illnesses. Plaintiffs assert various bases for recovery, including negligence and products liability. SoCalGas has settled two of the five lawsuits for an amount that is not significant and has been recorded.

Sempra Natural Gas

Liberty Gas Storage, LLC (Liberty) received a demand for arbitration from Williams Midstream Natural Gas Liquids, Inc. (Williams) in February 2011 related to a sublease agreement. Williams alleges that Liberty was negligent in its attempt to convert certain salt caverns to natural gas storage and seeks damages of $56.7 million. Liberty filed a counterclaim alleging breach of contract in the inducement and seeks damages of more than $215 million.

Sempra Mexico

Sempra Mexico has been engaged in a long-running land dispute relating to property adjacent to its Energía Costa Azul LNG terminal near Ensenada, Mexico. The adjacent property is not required by environmental or other regulatory permits for the operation of the terminal. A claimant to the adjacent property has nonetheless asserted that his health and safety are endangered by the operation of the facility. In February 2011, based on a complaint by the claimant, the new Ensenada Mayor attempted to temporarily close the terminal based on claims of irregularities in municipal permits issued six years earlier. This attempt was promptly countermanded by Mexican federal and Baja California state authorities. No terminal permits or operations were affected as a result of these proceedings or events and the terminal has continued to operate normally. Sempra Mexico expects additional Mexican court proceedings and governmental actions regarding the claimant's assertions as to whether the terminal's permits should be modified or revoked in any manner.

The property claimant also filed a lawsuit in July 2010 against Sempra Energy in Federal District Court in San Diego seeking compensatory and punitive damages as well as the earnings from the Energía Costa Azul LNG terminal based on his allegations that he was wrongfully evicted from the adjacent property and that he has been harmed by other allegedly improper actions.

Additionally, several administrative challenges are pending in Mexico before the Mexican environmental protection agency (SEMARNAT) and/or the Federal Tax and Administrative Courts seeking revocation of the environmental impact authorization (EIA) issued to Energía Costa Azul in 2003. These cases generally allege that the conditions and mitigation measures in the EIA are inadequate and challenge findings that the activities of the terminal are consistent with regional development guidelines. Also, there are two real property cases pending against Energía Costa Azul in which the plaintiffs seek to annul the recorded property titles for parcels on which the Energía Costa Azul LNG terminal is situated and to obtain possession of different parcels that allegedly sit in the same place. Sempra Mexico expects further proceedings on each of these matters.

In July 2012, a Mexicali state court issued a ruling declaring the purchase contract by which Termoeléctrica de Mexicali (TDM) acquired the property on which the facility is located to be invalid, on the grounds that the proceeding in which the seller acquired title was invalid. TDM has appealed the ruling, and it is not enforceable while the appeal is pending. In accordance with Mexican law, TDM remains in possession of the property, and its operations have not been affected.

In October 2012, a competitor for one of the two contracts awarded by the Mexican Federal Electricity Commission (Comisión Federal de Electricidad, or CFE) for the construction and operation of a natural gas pipeline in Sonora filed an amparo in the Mexican federal district court in Mexico City, challenging the tender process and the award to us. The competitor, a subsidiary of Fermaca, Sásabe Pipeline, S. de R.L. de C.V., filed suit against 11 different governmental authorities, including the CFE, the President of Mexico, and the Mexican Energy Ministry. Sásabe Pipeline, which was the second-place bidder, alleges CFE discriminated against it in the bidding process, including by failing to accept its comments on the bid guidelines. In February 2013, we were notified that Guaymas Pipeline S. de R. L. de C.V., another subsidiary of Fermaca, filed another, similar amparo challenging the process by which the second of the two contracts was awarded, although it did not submit a bid for the project. No dates have yet been set for the constitutional hearings, and Sempra Mexico's contracts remain in place.

Other Litigation

In August 2007, the U.S. Court of Appeals for the Ninth Circuit issued a decision reversing and remanding certain FERC orders declining to provide refunds regarding short-term bilateral sales up to one month in the Pacific Northwest for the December 2000 to June 2001 time period. In December 2010, the FERC approved a comprehensive settlement previously reached by Sempra Energy and RBS Sempra Commodities with the State of California. The settlement resolves all issues with regard to sales between the DWR and Sempra Commodities in the Pacific Northwest, but potential claims may exist regarding sales in the Pacific Northwest between Sempra Commodities and other parties. The FERC is in the process of addressing these potential claims on remand. Pursuant to the agreements related to the formation of RBS Sempra Commodities, we have indemnified RBS should the liability from the final resolution of these matters be greater than the reserves related to Sempra Commodities. Pursuant to our agreement with the Noble Group Ltd., one of the buyers of RBS Sempra Commodities' businesses, we have also indemnified Noble Americas Gas & Power Corp. and its affiliates for all losses incurred by such parties resulting from these proceedings as related to Sempra Commodities.

Sempra Energy and several subsidiaries, along with three oil and natural gas companies, the City of Beverly Hills, and the Beverly Hills Unified School District, were defendants in toxic tort lawsuits filed beginning in 2003 in Los Angeles County Superior Court by approximately 1,000 plaintiffs. These lawsuits claimed that various emissions resulted in cancer or fear of cancer. In November 2006, the court granted the defendants' summary judgment motions based on lack of medical causation for the 12 initial plaintiffs scheduled to go to trial first. The court also granted summary judgment excluding punitive damages. In June 2010, a settlement as to Sempra Energy and its subsidiaries was reached for an amount that was not significant and was recorded. The settlement was finalized in August 2012.

As described in Note 4, we hold a noncontrolling interest in RBS Sempra Commodities, a limited liability partnership in the process of being liquidated. In March 2012, RBS received a letter from the United Kingdom's Revenue and Customs Department (HMRC) regarding a value-added-tax (VAT) matter related to RBS Sempra Energy Europe (RBS SEE), a former indirect subsidiary of RBS Sempra Commodities that was sold to JP Morgan. The letter states that HMRC is conducting a number of investigations into VAT tax refund claims made by various businesses related to the purchase and sale of carbon credit allowances. The letter also states that HMRC believes it has grounds to deny RBS the ability to reduce its VAT liability by VAT paid during 2009 because it knew or should have known that certain vendors in the trading chain did not remit their own VAT to HMRC. In September 2012, HMRC issued an assessment of £86 million for the VAT paid in connection with these transactions and identified several options for responding, including requesting a review by HMRC and appealing to an independent tribunal. HMRC indicated that the assessment was issued on a protective basis as discussion about the issues is continuing.

We are also defendants in ordinary routine litigation incidental to our businesses, including personal injury, product liability, property damage and other claims. California juries have demonstrated an increasing willingness to grant large awards, including punitive damages, in these types of cases.

Resolved Matters

We discuss certain commitments remaining from an energy crisis matter resolved prior to 2010 below under “Other Commitments.”

The following is a description of the 2010 litigation settlements relating to California energy crisis matters.

Energy Crisis Litigation Settlement

In 2010, Sempra Energy, RBS Sempra Commodities and Sempra Natural Gas reached a comprehensive settlement with the State of California to resolve substantially all of their remaining litigation arising out of the 2000 – 2001 California energy crisis for a total payment of $410 million. The matters resolved include the settlement of multiple actions brought by the DWR and other parties with respect to the validity, pricing and operation of Sempra Natural Gas' contract with the DWR and the settlement of the FERC refund and manipulation proceedings against RBS Sempra Commodities. The FERC approved both settlements in December 2010.

The payment of $410 million was funded largely from previously recorded reserves and receivables at RBS Sempra Commodities. Sempra Energy also recorded an additional pretax charge of $159 million in the first quarter of 2010 to provide for the remainder of the settlement, including $139 million at Sempra Natural Gas and $20 million at Sempra Commodities. The amount at Sempra Commodities was reduced by $11 million pretax in the fourth quarter of 2010 to reflect a receipt in January 2011 from an unrelated party that had a joint liability for the claim. In January 2011, Sempra Natural Gas paid $130 million to the DWR under the terms of the settlement agreement.

CONTRACTUAL COMMITMENTS

Natural Gas Contracts

Natural Gas

SoCalGas has the responsibility for procuring natural gas for both SDG&E's and SoCalGas' core customers in a combined portfolio. SoCalGas buys natural gas under short-term and long-term contracts for this portfolio. Purchases are from various producing regions in the southwestern U.S., U.S. Rockies, and Canada and are primarily based on published monthly bid-week indices.

SoCalGas transports natural gas primarily under long-term firm interstate pipeline capacity agreements that provide for annual reservation charges, which are recovered in rates. SoCalGas has commitments with interstate pipeline companies for firm pipeline capacity under contracts that expire at various dates through 2028.

Sempra Natural Gas' and Sempra Mexico's businesses have various natural gas purchase agreements to fuel natural gas-fired power plants and capacity agreements for natural gas storage and transportation.

At December 31, 2012, the future minimum payments under existing natural gas contracts and natural gas storage and transportation contracts were

Sempra Energy Consolidated
	Storage and
(Dollars in millions)	Transportation	Natural Gas(1)	Total(1)
2013	$135	$547	$682
2014	124	105	229
2015	94	13	107
2016	59	13	72
2017	55	13	68
Thereafter	294	28	322
Total minimum payments	$761	$719	$1,480
(1)	Excludes amounts related to LNG purchase agreements as discussed below.

SoCalGas
(Dollars in millions)	Transportation	Natural Gas	Total
2013	$116	$422	$538
2014	105	19	124
2015	75	1	76
2016	40	1	41
2017	36	1	37
Thereafter	158	―	158
Total minimum payments	$530	$444	$974

Total payments under natural gas contracts were:

	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$1,345	$1,991	$2,097
SoCalGas	1,222	1,810	1,936

LNG

Sempra Natural Gas has various purchase agreements with major international companies for the supply of LNG to the Energía Costa Azul and Cameron terminals. The agreements range from short-term to multi-year periods and are priced using a predetermined formula based on natural gas market indices.

Although these contracts specify a number of cargoes to be delivered, under their terms, customers may divert certain cargoes, which would reduce amounts paid under the contracts by Sempra Natural Gas. As of December 31, 2012, if all cargoes under the contracts were to be delivered, future payments under these contracts would be

  $565 million in 2013
  $650 million in 2014
  $687 million in 2015
  $721 million in 2016
  $758 million in 2017

  $11.3 billion in 2018 – 2029

The amounts above are based on forward prices of the index applicable to each contract from 2013 to 2022 and an estimated one percent escalation per year beyond 2022. The LNG commitment amounts above are based on Sempra Natural Gas' commitment to accept the maximum possible delivery of cargoes under the agreements. Actual LNG purchases in 2012, 2011 and 2010 have been significantly lower than the maximum amount possible.

Purchased-Power Contracts

For 2013, SDG&E expects to receive 2 percent of its customer power requirements from renewable energy contracts under DWR allocations. The remaining requirements are expected to be met as follows:

  SONGS: 3 percent
  Long-term contracts: 31 percent (of which 17 percent is provided by renewable energy contracts expiring on various dates through 2038)
  Other SDG&E-owned generation (including Palomar, Miramar Energy Center, Desert Star Energy Center and Cuyamaca Peak Energy Plant) and tolling contracts (including OMEC): 50 percent

  Spot market purchases: 14 percent

The long-term contracts expire on various dates through 2038.

Chilquinta Energía and Luz del Sur also have purchased-power contracts, expiring on various dates extending through 2027, which cover most of the consumption needs of the companies' customers. These commitments are included under Sempra Energy Consolidated in the table below.

At December 31, 2012, the estimated future minimum payments under long-term purchased-power contracts (not including the DWR allocations for SDG&E) were:

	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E
2013	$1,257	$405
2014	1,275	383
2015	1,349	372
2016	1,385	372
2017	1,397	368
Thereafter	10,978	3,999
Total minimum payments(1)	$17,641	$5,899
(1)	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.

Payments on these contracts represent capacity charges and minimum energy purchases. SDG&E is required to pay additional amounts for actual purchases of energy that exceed the minimum energy commitments. Excluding DWR-allocated contracts, total payments under purchased-power contracts were:

	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$1,205	$918	$314
Sempra South American Utilities	824	572	―
SDG&E	381	346	314

Operating Leases

Sempra Energy, SDG&E and SoCalGas have operating leases on real and personal property expiring at various dates from 2013 through 2054. Certain leases on office facilities contain escalation clauses requiring annual increases in rent ranging from one percent to six percent at both Sempra Energy and SDG&E and one percent to five percent at SoCalGas. The rentals payable under these leases may increase by a fixed amount each year or by a percentage of a base year, and most leases contain extension options that we could exercise.

The California Utilities have an operating lease agreement for future acquisitions of fleet vehicles with RBS Asset Finance, Inc. with an aggregate maximum lease limit of $125 million, $95 million of which has been utilized.

Rent expense for all operating leases totaled

	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$74	$77	$85
SDG&E	20	18	20
SoCalGas	26	35	40

At December 31, 2012, the minimum rental commitments payable in future years under all noncancelable operating leases were as follows:

	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2013	$78	$20	$29
2014	77	20	29
2015	71	19	29
2016	66	19	27
2017	64	18	25
Thereafter	572	21	198
Total future rental commitments	$928	$117	$337

Capital Leases

Utility Fleet Vehicles

The California Utilities entered into agreements with U.S. Bancorp Equipment Finance in 2009 and with RBS Asset Finance, Inc. in 2010 to refinance existing fleet vehicles. These are capital leases, and as of December 31, 2012, the related capital lease obligations were $11 million at Sempra Energy, including $7 million at SDG&E and $4 million at SoCalGas. As of December 31, 2011, the related capital lease obligations were $24 million at Sempra Energy, including $13 million at SDG&E and $11 million at SoCalGas.

At December 31, 2012, the future minimum lease payments and present value of the net minimum lease payments under these capital leases are as follows:

	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2013	$7	$4	$3
2014	3	2	1
2015	1	1	―
Total minimum lease payments	$11	$7	$4
Present value of net minimum lease payments(1)	$11	$7	$4
(1) Excludes negligible amounts of interest.

The 2012 annual amortization charge for the utility fleet vehicles was $13 million at Sempra Energy, including $7 million at SDG&E and $6 million at SoCalGas. The 2011 annual amortization charge for the utility fleet vehicles was $15 million at Sempra Energy, including $7 million at SDG&E and $8 million at SoCalGas. The 2010 annual amortization charge for the utility fleet vehicles was $17 million at Sempra Energy, including $6 million at SDG&E and $11 million at SoCalGas.

Power Purchase Agreements

SDG&E has two power purchase agreements with peaker plant facilities that went into commercial operation in June 2010 and are accounted for as capital leases. The entities that own the peaker plant facilities are VIEs of which SDG&E is not the primary beneficiary. As of December 31, 2012, capital lease obligations for these leases, each with a 25-year term, were valued at $178 million. SDG&E does not have any additional implicit or explicit financial responsibility to these VIEs.

At December 31, 2012, the future minimum lease payments and present value of the net minimum lease payments under these capital leases for both Sempra Energy Consolidated and SDG&E were as follows:

(Dollars in millions)
	2013	$24
	2014	24
	2015	24
	2016	24
	2017	24
	Thereafter	419
	Total minimum lease payments(1)	539
	Less: estimated executory costs	(89)
	Less: interest(2)	(272)
	Present value of net minimum lease payments(3)	$178
(1)	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
(3)	Includes $2 million in Current Portion of Long-Term Debt and $176 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2012.

The annual amortization charge for the power purchase agreements was $2 million for 2012, $2 million for 2011 and $1 million in 2010.

Construction and Development Projects

Sempra Energy has various capital projects in progress in the United States, Mexico and South America. Sempra Energy's total commitments under these projects are $1.1 billion, requiring future payments of $592 million in 2013, $230 million in 2014, $128 million in 2015, $30 million in 2016, $17 million in 2017 and $80 million thereafter. The following is a summary by segment of contractual commitments and contingencies related to the construction projects.

SDG&E

At December 31, 2012, SDG&E has commitments to make future payments of $379 million for construction projects that include

  $192 million for the engineering, material procurement and construction costs associated with the East County Substation project;
  $165 million related to nuclear fuel fabrication and other construction projects at SONGS; and
  $22 million for infrastructure improvements for natural gas transmission and distribution operations.

SDG&E expects future payments under these contractual commitments to be $229 million in 2013, $36 million in 2014, $11 million in 2015, $24 million in 2016, $17 million in 2017 and $62 million thereafter.

SoCalGas

At December 31, 2012, SoCalGas has commitments to make future payments of $129 million for construction and infrastructure improvements for natural gas transmission and distribution operations, pipeline integrity and the advanced metering infrastructure project. The future payments under these contractual commitments are expected to be $76 million in 2013, $15 million in 2014, $14 million in 2015, $6 million in 2016 and $18 million thereafter.

Sempra South American Utilities

At December 31, 2012, Sempra South American Utilities has commitments to make future payments of $78 million for construction projects that include $70 million for the construction of the Santa Teresa hydroelectric power plant at Luz del Sur. The future payments under these contractual commitments are expected to be $70 million in 2013 and $8 million in 2014.

Sempra Mexico

At December 31, 2012, Sempra Mexico has commitments to make future payments of $279 million for the construction of an approximately 500-mile natural gas transport pipeline. The future payments under these contractual commitments are expected to be $139 million in 2013 and $140 million in 2014.

Sempra Renewables

At December 31, 2012, Sempra Renewables has commitments to make future payments of $183 million for the construction of Mesquite Solar 1 and Copper Mountain Solar 2 facilities. The future payments under these contractual commitments are expected to be $50 million in 2013, $30 million in 2014 and $103 million in 2015.

Sempra Natural Gas

At December 31, 2012, Sempra Natural Gas has commitments to make future payments of $29 million primarily for natural gas storage projects. The future payments under these contractual commitments are expected to be $28 million in 2013 and $1 million in 2014.

Guarantees

At December 31, 2012 Sempra Renewables has provided guarantees to its wind farm joint ventures aggregating a maximum of $80 million with an associated aggregated carrying value of $2 million, primarily related to purchased power agreements. In addition, Sempra Renewables has provided guarantees aggregating a maximum of $158 million with an associated aggregated carrying value of $10 million at December 31, 2012 to certain wind farm joint ventures for debt service and operation of the wind farms, which we discuss in Note 5.

As of December 31, 2012, SDG&E and SoCalGas did not have any outstanding guarantees.

Department of Energy Nuclear Fuel Disposal

The Nuclear Waste Policy Act of 1982 made the DOE responsible for the disposal of spent nuclear fuel. However, it is uncertain when the DOE will begin accepting spent nuclear fuel from SONGS. This delay will lead to increased costs for spent fuel storage. This cost will be recovered through SONGS revenue unless SDG&E is able to recover the increased cost from the federal government.

In June 2010, the United States Court of Federal Claims issued a decision granting Edison and the SONGS co-owners damages of approximately $142 million to recover costs incurred through December 31, 2005 for the DOE's failure to meet its obligation to begin accepting spent nuclear fuel from SONGS. Edison received payment from the federal government in the amount of the damage award in November 2011. In January 2012, Edison refunded SDG&E $28 million for its respective share of the damage award paid. SDG&E recorded a $10 million reduction of nuclear power expenses, a $15 million reduction of its nuclear decommissioning balancing account and a $3 million reduction in nuclear plant. Edison, as operating agent, filed a lawsuit against the DOE in the Court of Federal Claims in December 2011 seeking damages for the period from January 1, 2006 to December 31, 2010 for the DOE's failure to meet its obligation to begin accepting spent nuclear fuel. Additional legal action would be necessary to recover damages incurred after December 31, 2010.

OTHER COMMITMENTS

SDG&E

In connection with the completion of the Sunrise Powerlink project, the CPUC required that SDG&E establish a fire mitigation fund to minimize the risk of fire as well as reduce the potential wildfire impact on residences and structures near the Sunrise Powerlink. The future payments for these contractual commitments are expected to be approximately $3 million per year, subject to escalation of 2 percent per year, for 58 years. At December 31, 2012, the present value of these future payments of $117 million has been recorded as a regulatory asset as the amounts represent a cost that will be recovered from customers in the future, and the related liability was $114 million.

In July 2012, SDG&E received $85 million from Citizens Sunrise Transmission, LLC (Citizens), a subsidiary of Citizens Energy Corporation. For this payment, under the terms of the agreement with Citizens, SDG&E will provide Citizens with access to a segment of the Sunrise Powerlink transmission line known as the Border-East transmission line equal to 50 percent of the transfer capacity of this portion of the line for a period of 30 years. After the 30-year contract term, the transfer capability will revert to SDG&E. SDG&E will amortize deferred revenues from the use of the transfer capability over the 30-year term, and depreciation for 50 percent of the Border-East transmission line segment will be accelerated from an estimated 58-year life to 30 years.

Sempra Natural Gas

Additional consideration for the settlement discussed above in “Legal Proceedings – Resolved Matters – Energy Crisis Litigation Settlement” included an agreement that, for a period of 18 years beginning in 2011, Sempra Natural Gas would sell to the California Utilities, subject to annual CPUC approval, up to 500 million cubic feet (MMcf) per day of regasified LNG from Sempra Mexico's Energía Costa Azul facility that is not delivered or sold in Mexico at the California border index minus $0.02 per MMBtu.

We discuss reserves at Sempra Energy and SDG&E for wildfire litigation above in “Legal Proceedings – SDG&E – 2007 Wildfire Litigation.

ENVIRONMENTAL ISSUES

Our operations are subject to federal, state and local environmental laws. We also are subject to regulations related to hazardous wastes, air and water quality, land use, solid waste disposal and the protection of wildlife. These laws and regulations require that we investigate and correct the effects of the release or disposal of materials at sites associated with our past and our present operations. These sites include those at which we have been identified as a Potentially Responsible Party (PRP) under the federal Superfund laws and similar state laws.

In addition, we are required to obtain numerous governmental permits, licenses and other approvals to construct facilities and operate our businesses. The related costs of environmental monitoring, pollution control equipment, cleanup costs, and emissions fees are significant. Increasing national and international concerns regarding global warming and mercury, carbon dioxide, nitrogen oxide and sulfur dioxide emissions could result in requirements for additional pollution control equipment or significant emissions fees or taxes that could adversely affect Sempra Natural Gas and Sempra Mexico. The California Utilities' costs to operate their facilities in compliance with these laws and regulations generally have been recovered in customer rates.

We generally capitalize the significant costs we incur to mitigate or prevent future environmental contamination or extend the life, increase the capacity, or improve the safety or efficiency of property used in current operations. The following table shows (in millions) our capital expenditures (including construction work in progress) in order to comply with environmental laws and regulations:

	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated(1)	$92	$144	$76
SDG&E	77	130	64
SoCalGas	12	13	10
(1)	In cases of non-wholly owned affiliates, includes only our share.

Fluctuations at SDG&E and Sempra Energy from 2010 to 2012 were primarily due to mitigation activities on the Sunrise Powerlink project. We have not identified any significant environmental issues outside the United States.

At the California Utilities, costs that relate to current operations or an existing condition caused by past operations are generally recorded as a regulatory asset due to the probability that these costs will be recovered in rates.

The environmental issues currently facing us or resolved during the last three years include (1) investigation and remediation of the California Utilities' manufactured-gas sites, (2) cleanup of third-party waste-disposal sites used by the California Utilities at sites for which we have been identified as a PRP and (3) mitigation of damage to the marine environment caused by the cooling-water discharge from SONGS. The requirements for enhanced fish protection and restoration of 150 acres of coastal wetlands for the SONGS mitigation are in process and a 150-acre artificial reef was completed in 2008. The table below shows the status at December 31, 2012, of the California Utilities' manufactured-gas sites and the third-party waste-disposal sites for which we have been identified as a PRP:

	# Sites	# Sites
	Completed(1)	In Process
SDG&E
Manufactured-gas sites	3	―
Third-party waste-disposal sites	2	―
SoCalGas
Manufactured-gas sites	39	3
Third-party waste-disposal sites	4	2
(1)	There may be on-going compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.

We record environmental liabilities at undiscounted amounts when our liability is probable and the costs can be reasonably estimated. In many cases, however, investigations are not yet at a stage where we can determine whether we are liable or, if the liability is probable, to reasonably estimate the amount or range of amounts of the costs. Estimates of our liability are further subject to uncertainties such as the nature and extent of site contamination, evolving cleanup standards and imprecise engineering evaluations. We review our accruals periodically and, as investigations and cleanup proceed, we make adjustments as necessary. The following table shows (in millions) our accrued liabilities for environmental matters at December 31, 2012:

		Waste	Former Fossil-	Other
	Manufactured-	Disposal	Fueled Power	Hazardous
	Gas Sites	Sites (PRP)(1)	Plants	Waste Sites	Total
SDG&E(2)(3)	$ ―	$ ―	$0.8	$0.6	$1.4
SoCalGas(3)	14.2	0.5	―	1.2	15.9
Other	2.4	1.1	―	0.8	4.3
Total Sempra Energy	$16.6	$1.6	$0.8	$2.6	$21.6
(1)	Sites for which we have been identified as a Potentially Responsible Party.
(2)	Does not include SDG&E’s liability for SONGS marine mitigation.
(3)	This includes $0.7 million at SDG&E and $15.9 million at SoCalGas related to hazardous waste sites subject to the Hazardous Waste Collaborative mechanism approved by the CPUC in 1994. This mechanism permits California’s IOUs, including the California Utilities, to recover in rates 90 percent of hazardous waste cleanup costs and related third-party litigation costs, and 70 percent of the related insurance-litigation expenses for certain sites. In addition, the California Utilities have the opportunity to retain a percentage of any recoveries from insurance carriers and other third parties to offset the cleanup and associated litigation costs not recovered in rates.

We expect to pay the majority of these accruals over the next three years. In connection with the issuance of operating permits, SDG&E and the other owners of SONGS previously reached an agreement with the California Coastal Commission to mitigate the damage to the marine environment caused by the cooling-water discharge from SONGS. At December 31, 2012, SDG&E's share of the estimated mitigation costs remaining to be spent through 2050 is $10 million, which is recoverable in rates.

We discuss renewable energy requirements and greenhouse gas regulation in Note 14.

NUCLEAR INSURANCE

SDG&E and the other owners of SONGS have insurance to cover claims from nuclear liability incidents arising at SONGS. This insurance provides $375 million in coverage limits, the maximum amount available, including coverage for acts of terrorism. In addition, the Price-Anderson Act provides for up to $12.2 billion of secondary financial protection (SFP). If a nuclear liability loss occurring at any U.S. licensed/commercial reactor exceeds the $375 million insurance limit, all nuclear reactor owners could be required to contribute to the SFP. SDG&E's contribution would be up to $47 million. This amount is subject to an annual maximum of $7 million, unless a default occurs by any other SONGS owner. If the SFP is insufficient to cover the liability loss, SDG&E could be subject to an additional assessment.

The SONGS owners, including SDG&E, also have $2.75 billion of nuclear property, decontamination, and debris removal insurance. In addition, the SONGS owners have up to $490 million insurance coverage for outage expenses and replacement power costs due to accidental property damage. This coverage is limited to $3.5 million per week for the first 52 weeks, then $2.8 million per week for up to 110 additional weeks. There is a 12-week waiting period deductible. These insurance coverages are provided through NEIL, a mutual insurance company. Insured members are subject to retrospective premium assessments. SDG&E could be assessed up to $9.7 million.

The nuclear property insurance program includes an industry aggregate loss limit for non-certified acts of terrorism (as defined by the Terrorism Risk Insurance Act). The industry aggregate loss limit for property claims arising from non-certified acts of terrorism is $3.24 billion. This is the maximum amount that will be paid to insured members who suffer losses or damages from these non-certified terrorist acts.

We provide additional information about SONGS in Note 14.

CONCENTRATION OF CREDIT RISK

We maintain credit policies and systems to manage our overall credit risk. These policies include an evaluation of potential counterparties' financial condition and an assignment of credit limits. These credit limits are established based on risk and return considerations under terms customarily available in the industry. We grant credit to utility customers and counterparties, substantially all of whom are located in our service territory, which covers most of Southern California and a portion of central California for SoCalGas, and all of San Diego County and an adjacent portion of Orange County for SDG&E. We also grant credit to utility customers and counterparties of our other companies providing natural gas or electric services in Mexico; Chile; Peru; southwest Alabama; and Hattiesburg, Mississippi.

When they become operational, projects owned or partially owned by Sempra Natural Gas, Sempra Renewables, Sempra South American Utilities and Sempra Mexico place significant reliance on the ability of their suppliers and customers to perform on long-term agreements and on our ability to enforce contract terms in the event of nonperformance. We consider many factors, including the negotiation of supplier and customer agreements, when we evaluate and approve development projects.

At December 31, 2012, RBS Sempra Commodities no longer requires significant working capital support. However, we have provided back-up guarantees for a portion of RBS Sempra Commodities' remaining trading obligations. A few of these back-up guarantees may continue for a prolonged period of time. We provide additional information regarding these back-up guarantees and other guarantees in Note 5.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Segment Information

NOTE 16. SEGMENT INFORMATION

We have six separately managed reportable segments, as follows:

  SDG&E provides electric service to San Diego and southern Orange counties and natural gas service to San Diego County.

  SoCalGas is a natural gas distribution utility, serving customers throughout most of Southern California and part of central California.

  Sempra South American Utilities operates electric transmission and distribution utilities in Chile and Peru, and owns interests in utilities in Argentina. We are currently pursuing the sale of our interests in the Argentine utilities, which we discuss further in Note 4 above.

  Sempra Mexico develops, owns and operates, or holds interests in, natural gas transmission pipelines and propane and ethane systems, a natural gas distribution utility, electric generation facilities (including wind), a terminal for the import of LNG, and marketing operations for the purchase of LNG and the purchase and sale of natural gas in Mexico.

  Sempra Renewables develops, owns and operates, or holds interests in, wind and solar energy projects in Arizona, California, Colorado, Hawaii, Indiana, Kansas, Nevada and Pennsylvania to serve wholesale electricity markets in the United States.
  Sempra Natural Gas develops, owns and operates, or holds interests in, a natural gas-fired electric generation plant, natural gas pipelines and storage facilities, natural gas distribution utilities and a terminal for the importation and export of LNG and sale of natural gas, all within the United States.

Sempra South American Utilities and Sempra Mexico comprise our Sempra International operating unit. Sempra Renewables and Sempra Natural Gas comprise our Sempra U.S. Gas & Power operating unit.

We evaluate each segment's performance based on its contribution to Sempra Energy's reported earnings. The California Utilities operate in essentially separate service territories, under separate regulatory frameworks and rate structures set by the CPUC. The California Utilities' operations are based on rates set by the CPUC and the FERC. We describe the accounting policies of all of our segments in Note 1.

During the fourth quarter of 2012, Sempra Mexico initiated a public debt offering process through one of its subsidiaries. We discuss this offering in Note 18. The subsidiary issuing the debt was previously included in Parent and Other. As a result of our anticipated debt issuance, we revised the manner in which we make resource allocation decisions to our Sempra Mexico segment and assess its performance. As a result, we have reclassified certain amounts from Parent and Other, which contains interest and other corporate costs and certain holding company activities, to our Sempra Mexico segment. Losses reclassified from Parent and Other to Sempra Mexico as a result of the restatement were $13 million in 2011 and $22 million in 2010. In accordance with U.S. GAAP, the historical segment disclosures have been restated to be consistent with the current presentation.

Sempra Natural Gas' sales to the DWR, under a 10-year contract that expired September 30, 2011, comprised 6 percent of our revenues in 2011 and 8 percent of our revenues in 2010.

The following tables show selected information by segment from our Consolidated Statements of Operations and Consolidated Balance Sheets. We provide information about our equity method investments by segment in Note 4. Amounts labeled as “All other” in the following tables consist primarily of parent organizations and the former commodities-marketing businesses of RBS Sempra Commodities, as we discuss in Note 4.

SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2012			2011		2010
REVENUES
SDG&E		$3,694	38%	$3,373	34%	$3,049	34%
SoCalGas		3,282	34	3,816	38	3,822	43
Sempra South American Utilities		1,441	15	1,080	11	1	―
Sempra Mexico		605	6	736	7	827	9
Sempra Renewables		68	1	22	―	9	―
Sempra Natural Gas		931	10	1,632	16	2,009	22
Adjustments and eliminations		(2)	―	(2)	―	(5)	―
Intersegment revenues(1)		(372)	(4)	(621)	(6)	(709)	(8)
Total		$9,647	100%	$10,036	100%	$9,003	100%
INTEREST EXPENSE
SDG&E		$173		$142		$136
SoCalGas		68		69		66
Sempra South American Utilities		32		34		8
Sempra Mexico		8		19		26
Sempra Renewables		22		13		7
Sempra Natural Gas		98		80		92
All other		251		233		243
Intercompany eliminations		(159)		(125)		(142)
Total		$493		$465		$436
INTEREST INCOME
SoCalGas	$	―		$1		$1
Sempra South American Utilities		15		22		7
Sempra Mexico		2		1		1
Sempra Renewables		6		―		―
Sempra Natural Gas		55		34		36
All other		4		―		3
Intercompany eliminations		(58)		(32)		(32)
Total		$24		$26		$16
DEPRECIATION AND AMORTIZATION
SDG&E		$490	45%	$422	43%	$381	44%
SoCalGas		362	33	331	34	309	36
Sempra South American Utilities		56	5	40	4	―	―
Sempra Mexico		62	6	63	6	62	7
Sempra Renewables		16	1	6	1	2	―
Sempra Natural Gas		93	9	103	11	96	11
All other		11	1	11	1	16	2
Total		$1,090	100%	$976	100%	$866	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E		$190		$237		$173
SoCalGas		79		143		176
Sempra South American Utilities		78		42		―
Sempra Mexico		73		37		64
Sempra Renewables		(63)		(28)		(24)
Sempra Natural Gas		(157)		72		44
All other		(141)		(109)		(300)
Total		$59		$394		$133

SEGMENT INFORMATION (Continued)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2012		2011		2010
EARNINGS (LOSSES)
SDG&E(2)	$484	56%	$431	32%	$369	52%
SoCalGas(2)	289	34	287	22	286	40
Sempra South American Utilities	164	19	425	32	69	10
Sempra Mexico	157	18	192	14	116	17
Sempra Renewables	61	7	7	1	9	1
Sempra Natural Gas	(241)	(28)	115	9	71	10
All other	(55)	(6)	(126)	(10)	(211)	(30)
Total	$859	100%	$1,331	100%	$709	100%
ASSETS
SDG&E	$14,744	40%	$13,555	41%	$12,077	40%
SoCalGas	9,071	25	8,475	25	7,986	26
Sempra South American Utilities	3,310	9	2,981	9	796	3
Sempra Mexico	2,591	7	2,502	8	2,616	9
Sempra Renewables	2,439	7	1,210	4	599	2
Sempra Natural Gas	5,145	14	5,738	17	6,132	20
All other	818	2	442	1	1,776	6
Intersegment receivables	(1,619)	(4)	(1,654)	(5)	(1,751)	(6)
Total	$36,499	100%	$33,249	100%	$30,231	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,237	42%	$1,831	64%	$1,210	59%
SoCalGas	639	22	683	24	503	24
Sempra South American Utilities	183	6	110	4	―	―
Sempra Mexico	45	2	16	―	15	1
Sempra Renewables	717	24	248	9	123	6
Sempra Natural Gas	131	4	157	6	207	10
All other	4	―	4	―	4	―
Intercompany eliminations(3)	―	―	(205)	(7)	―	―
Total	$2,956	100%	$2,844	100%	$2,062	100%
GEOGRAPHIC INFORMATION
Long-lived assets(4):
United States	$22,698	85%	$21,405	85%	$19,841	87%
Mexico	2,219	8	2,189	9	2,219	10
South America	1,790	7	1,542	6	705	3
Total	$26,707	100%	$25,136	100%	$22,765	100%

Revenues:
United States	$7,711	80%	$8,521	85%	$8,504	94%
South America	1,441	15	1,080	11	1	―
Mexico	495	5	435	4	498	6
Total	$9,647	100%	$10,036	100%	$9,003	100%
(1)		Revenues for reportable segments include intersegment revenues of:
$8 million, $46 million, $108 million and $210 million for 2012, $6 million, $53 million, $300 million and $262 million for 2011, and $6 million, $44 million, $327 million and $332 million for 2010 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.
(2)		After preferred dividends.
(3)		Amount represents elimination of intercompany sale of El Dorado power plant in 2011, as we discuss in Note 14.
(4)		Includes net property, plant and equipment and investments.

QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Quarterly Financial Data

NOTE 17. QUARTERLY FINANCIAL DATA (UNAUDITED)

SEMPRA ENERGY
(In millions, except for per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Revenues	$2,383	$2,089	$2,507	$2,668
Expenses and other income	$2,026	$2,141	$2,178	$2,359

Net income	$251	$74	$290	$305
Earnings attributable to Sempra Energy	$236	$62	$268	$293

Basic per-share amounts(1):
Net income	$1.04	$0.31	$1.20	$1.26
Earnings attributable to Sempra Energy	$0.98	$0.26	$1.11	$1.21
Weighted average common shares outstanding	240.6	241.1	241.7	242.0

Diluted per-share amounts(1):
Net income	$1.02	$0.30	$1.18	$1.23
Earnings attributable to Sempra Energy	$0.97	$0.25	$1.09	$1.18
Weighted average common shares outstanding	243.8	246.3	245.8	247.6
2011
Revenues	$2,434	$2,422	$2,576	$2,604
Expenses and other income	$2,091	$1,836	$2,188	$2,198

Net income	$260	$494	$319	$308
Earnings attributable to Sempra Energy	$254	$503	$289	$285

Basic per-share amounts(1):
Net income	$1.08	$2.06	$1.33	$1.28
Earnings attributable to Sempra Energy	$1.06	$2.10	$1.21	$1.19
Weighted average common shares outstanding	240.1	239.4	239.5	239.8

Diluted per-share amounts(1):
Net income	$1.08	$2.05	$1.32	$1.27
Earnings attributable to Sempra Energy	$1.05	$2.09	$1.20	$1.18
Weighted average common shares outstanding	241.9	240.8	241.9	241.8
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

Revenues decreased in each of the first three quarters in 2012 compared to the same quarters in 2011, primarily due to the following:

  decreases at Sempra Natural Gas of $175 million, $240 million and $164 million in the first, second and third quarters of 2012, respectively, compared to 2011 primarily due to decreased power sales resulting from the end of the DWR contract as of September 30, 2011; and
  decreases at SoCalGas in the first, second and third quarters of 2012 compared to 2011, mainly due to lower natural gas prices, as we discuss below; offset by
  $338 million in the first quarter of 2012 from Chilquinta Energía and Luz del Sur, which we consolidated starting in April 2011; and
  an increase at SDG&E in the third quarter of 2012 compared to the same quarter in 2011 primarily due to higher authorized revenues from electric generation and electric transmission, and an increase in the cost of power purchased to replace power scheduled to be generated and delivered to SDG&E from SONGS.

In the second quarter of 2012, Expenses and Other Income were negatively impacted by $300 million and Net Income and Earnings Attributable to Sempra Energy were negatively impacted by $179 million from an impairment charge to write down our investment in Rockies Express, as we discuss in Note 4. Expenses and Other Income were negatively impacted by $100 million and Net Income and Earnings Attributable to Sempra Energy were negatively impacted by $60 million from an impairment to further write down Rockies Express in the third quarter of 2012.

In the second quarter of 2012, Earnings Attributable to Sempra Energy were impacted by $54 million from an income tax benefit primarily associated with the decision to hold life insurance contracts that are kept in support of certain benefit plans to term.

In the third quarter of 2012 compared to the same quarter in 2011, Net Income and Earnings Attributable to Sempra Energy were favorably impacted by $38 million due to an income tax benefit resulting from a change in the income tax treatment of certain repairs expenditures that are capitalized for financial statement purposes.

In the fourth quarter of 2012 compared to the same quarter in 2011, Net Income and Earnings Attributable to Sempra Energy were favorably impacted by $32 million due to an income tax benefit resulting from a change in the income tax treatment of certain repairs expenditures that are capitalized for financial statement purposes.

In the second quarter of 2011, Expenses and Other Income, Net Income and Earnings Attributable to Sempra Energy were impacted by a $277 million gain (both before and after tax) resulting from the remeasurement of our equity method investments related to Sempra South American Utilities' acquisition of additional interests in Chilquinta Energía and Luz del Sur on April 6, 2011, as we discuss in Note 3. Earnings Attributable to Sempra Energy were impacted by $11 million in the third quarter of 2011 and $24 million in the fourth quarter of 2011 from higher earnings from the acquisition of the additional interests in Chilquinta Energía and Luz del Sur.

We discuss quarterly fluctuations related to SDG&E and SoCalGas below.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Operating revenues	$834	$780	$1,092	$988
Operating expenses	656	611	822	796
Operating income	$178	$169	$270	$192

Net income	$112	$101	$188	$114
Earnings attributable to noncontrolling interests	(6)	(5)	(12)	(3)
Earnings	106	96	176	111
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$105	$95	$174	$110
2011
Operating revenues	$840	$697	$868	$968
Operating expenses	677	584	658	699
Operating income	$163	$113	$210	$269

Net income	$94	$53	$136	$172
(Earnings) losses attributable to noncontrolling interests	(4)	19	(21)	(13)
Earnings	90	72	115	159
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$89	$71	$113	$158

Net Income and Earnings for the first and second quarters of 2012 were favorably impacted by $12 million and $7 million, respectively, related to higher allowance for equity funds used during construction from the Sunrise Powerlink investment.

In the third quarter of 2012 compared to the same quarter in 2011, Revenues for SDG&E increased due to higher authorized revenues from electric generation and electric transmission, and an increase in the cost of power purchased to replace power scheduled to be generated and delivered to SDG&E from SONGS.

In the third quarter of 2012 compared to the same quarter in 2011, Net Income and Earnings for SDG&E were favorably impacted by a $43 million reduction in 2012 income tax expense primarily due to a change in income tax treatment for certain repairs expenditures that are capitalized for financial statement purposes.

In the fourth quarter of 2012 compared to the same quarter in 2011, Net Income and Earnings were negatively impacted by $43 million from lower revenues for incremental wildfire premiums.

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Operating revenues	$880	$720	$728	$954
Operating expenses	761	625	609	867
Operating income	$119	$95	$119	$87

Net income	$66	$54	$71	$99
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$66	$53	$71	$99
2011
Operating revenues	$1,056	$876	$844	$1,040
Operating expenses	937	773	709	911
Operating income	$119	$103	$135	$129

Net income	$68	$60	$81	$79
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$68	$59	$81	$79

SoCalGas' Operating Revenues and Operating Expenses for the first, second and third quarters of 2012 decreased by $163 million, $147 million and $83 million, respectively, compared to the same periods in 2011 due to lower natural gas prices. In the fourth quarter of 2012, Operating Revenues and Operating Expenses decreased by $53 million from lower natural gas volumes.

In the fourth quarter of 2012 compared to the same quarter in 2011, SoCalGas' Net Income and Earnings were favorably impacted by $45 million from a lower effective tax rate primarily due to a change in the income tax treatment of certain repairs expenditures that are capitalized for financial statement purposes.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events

NOTE 18. SUBSEQUENT EVENT

Sempra Mexico Debt Offering

On February 14, 2013, Sempra Mexico publicly offered and sold $306 million (U.S. dollar equivalent) of 6.3-percent notes maturing in 2023 with a U.S. dollar equivalent rate of 4.12 percent after entering into a cross-currency swap for U.S. dollars at the time of issuance. Sempra Mexico also publicly offered and sold $102 million (U.S. dollar equivalent) of variable rate notes, maturing in 2018, which after a floating-to-fixed cross-currency swap for U.S. dollars at the time of issuance, carry a U.S. dollar equivalent rate of 2.66 percent. The notes and related interest are denominated in Mexican Pesos, and the interest rate for the variable rate notes is based on the Equilibrium Interbank Interest Rate plus 30 basis points. Sempra Mexico will use the proceeds of the notes for capital projects, including the development of natural gas pipelines and repayment of intercompany debt.

SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent (Tables) [Abstract]
Condensed Financial Information of Parent
SEMPRA ENERGY
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2012	2011	2010

Interest income	$83	$109	$146
Interest expense	(247)	(242)	(265)
Operation and maintenance	(68)	(64)	(59)
Other income, net	66	42	65
Income tax benefits	145	82	79
Loss before equity in earnings of subsidiaries	(21)	(73)	(34)
Equity in earnings of subsidiaries, net of income taxes	880	1,404	743
Net income/earnings	$859	$1,331	$709

Basic earnings per common share	$3.56	$5.55	$2.90
Weighted-average number of shares outstanding (thousands)	241,347	239,720	244,736

Diluted earnings per common share	$3.48	$5.51	$2.86
Weighted-average number of shares outstanding (thousands)	246,693	241,523	247,942
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(Dollars in millions)
	Years ended December 31, 2012, 2011 and 2010
	Pretax	Income Tax		Net-of-tax
	Amount(1)	(Expense) Benefit		Amount
2012:
Net income	$859			$859
Other comprehensive income (loss):
Foreign currency translation adjustments	119	$	―	119
Pension and other postretirement benefits	(4)		2	(2)
Financial instruments	(6)		2	(4)
Total other comprehensive income	109		4	113
Total comprehensive income	$968		$4	$972
2011:
Net income	$1,331			$1,331
Other comprehensive income (loss):
Foreign currency translation adjustments	(79)		$3	(76)
Reclassification to net income of foreign
currency translation adjustment related
to remeasurement of equity method
investments	(54)		―	(54)
Available-for-sale securities	(2)		1	(1)
Pension and other postretirement benefits	(20)		8	(12)
Financial instruments	(26)		10	(16)
Total other comprehensive income (loss)	(181)		22	(159)
Total comprehensive income	$1,150		$22	$1,172
2010:
Net income	$709			$709
Other comprehensive income (loss):
Foreign currency translation adjustments	47	$	―	47
Available-for-sale securities	(10)		2	(8)
Pension and other postretirement benefits	23		(10)	13
Financial instruments	(22)		9	(13)
Total other comprehensive income	38		1	39
Total comprehensive income	$747		$1	$748
(1)	Except for Net Income and Total Comprehensive Income (Loss).
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31,	December 31,
	2012	2011
Assets:
Cash and cash equivalents	$18	$11
Due from affiliates	125	112
Deferred income taxes	109	―
Other current assets	16	16
Total current assets	268	139

Investments in subsidiaries	12,545	12,209
Due from affiliates	1,759	1,730
Deferred income taxes	1,541	1,200
Other assets	576	548
Total assets	$16,689	$15,826

Liabilities and shareholders’ equity:
Current portion of long-term debt	$652	$8
Due to affiliates	539	1,014
Income taxes payable	26	246
Other current liabilities	260	336
Total current liabilities	1,477	1,604

Long-term debt	4,409	3,957
Other long-term liabilities	521	490
Shareholders’ equity	10,282	9,775
Total liabilities and shareholders’ equity	$16,689	$15,826
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010

Net cash (used in) provided by operating activities	$(809)	$(287)	$218

Dividends received from subsidiaries	250	50	100
Expenditures for property, plant and equipment	(1)	(2)	(1)
Purchase of trust assets	(6)	(7)	―
Proceeds from sales by trust	10	12	11
Capital contribution to subsidiary	―	(200)	―
(Increase) decrease in loans to affiliates, net	(33)	82	1,204
Cash provided by (used in) investing activities	220	(65)	1,314

Common stock dividends paid	(550)	(440)	(364)
Issuances of common stock	78	28	40
Repurchases of common stock	(16)	(18)	(502)
Issuances of long-term debt	1,100	799	40
Payments on long-term debt	(8)	(24)	(565)
Decrease in loans from affiliates, net	―	(136)	(40)
Other	(8)	(3)	9
Cash provided by (used in) financing activities	596	206	(1,382)

Increase (decrease) in cash and cash equivalents	7	(146)	150
Cash and cash equivalents, January 1	11	157	7
Cash and cash equivalents, December 31	$18	$11	$157
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT

Note 1. Basis of Presentation

Sempra Energy accounts for the earnings of its subsidiaries under the equity method in this unconsolidated financial information.

Other Income, Net, on the Condensed Statements of Operations includes $41 million, $22 million and $35 million of gains associated with investment earnings or losses on dedicated assets in support of our executive retirement and deferred compensation plans in 2012, 2011 and 2010, respectively.

Because of its nature as a holding company, Sempra Energy classifies dividends received from subsidiaries as an investing cash flow.

Note 2. Long-Term Debt

	December 31,	December 31,
(Dollars in millions)	2012	2011

6% Notes February 1, 2013	$400	$400
8.9% Notes November 15, 2013, including $200 at variable rates after
fixed-to-floating rate swaps effective January 2011 (8.05% at December 31, 2012)	250	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.07% at December 31, 2012) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after
fixed-to-floating rate swaps effective January 2011 (4.64% at December 31, 2012)	750	750
2.3% Notes April 1, 2017	600	―
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	―
6% Notes October 15, 2039	750	750
Employee Stock Ownership Plan Bonds at variable rates payable on demand
(0.40% at December 31, 2011) November 1, 2014	―	8
Market value adjustments for interest rate swaps, net
(expire November 2013 and June 2016)	19	16
	5,069	3,974
Current portion of long-term debt	(652)	(8)
Unamortized discount on long-term debt	(8)	(9)
Total long-term debt	$4,409	$3,957

Maturities of long-term debt are $650 million in 2013, $800 million in 2014, $750 million in 2016, $600 million in 2017 and $2.3 billion thereafter.

Additional information on Sempra Energy's long-term debt is provided in Note 5 of the Notes to Consolidated Financial Statements in the Annual Report.

Note 3. Commitments and Contingencies

For contingencies and guarantees related to Sempra Energy, refer to Notes 5 and 15 of the Notes to Consolidated Financial Statements in the Annual Report.

SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Policies)	12 Months Ended
Dec. 31, 2012
Allowance For Doubtfull Accounts [Abstract]
Trade And Other Accounts Receivable, Policy

We evaluate accounts receivable collectability using a combination of factors, including past due status based on contractual terms, trends in write-offs, the age of the receivable, counterparty creditworthiness, economic conditions and specific events, such as bankruptcies. Adjustments to the allowance for doubtful accounts are made when necessary based on the results of analysis, the aging of receivables, and historical and industry trends.

We write off accounts receivable in the period in which we deem the receivable to be uncollectible.  We record recoveries of accounts receivable previously written off when it is known that they will be received.

Asset Retirement Obligations And Environmental Cost Policy [Abstract]
Asset Retirement Obligations, Policy

ASSET RETIREMENT OBLIGATIONS

For tangible long-lived assets, we record asset retirement obligations for the present value of liabilities of future costs expected to be incurred when assets are retired from service, if the retirement process is legally required and if a reasonable estimate of fair value can be made. We also record a liability if a legal obligation to perform an asset retirement exists and can be reasonably estimated, but performance is conditional upon a future event. We record the estimated retirement cost over the life of the related asset by depreciating the present value of the obligation (measured at the time of the asset's acquisition) and accreting the discount until the liability is settled. Rate-regulated entities record regulatory assets or liabilities as a result of the timing difference between the recognition of costs in accordance with U.S. GAAP and costs recovered through the rate-making process. We have recorded a regulatory liability to show that the California Utilities have collected funds from customers more quickly and for larger amounts than we would accrete the retirement liability and depreciate the asset in accordance with U.S. GAAP.

Cash And Cash Equivalents Policy [Abstract]
Cash and Cash Equivalents, Policy	CASH AND CASH EQUIVALENTS Cash equivalents are highly liquid investments with maturities of three months or less at the date of purchase.
Commitments And Contingencies Policy [Abstract]
Contingencies, Policy

CONTINGENCIES

We accrue losses for the estimated impacts of various conditions, situations or circumstances involving uncertain outcomes. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date and:

  information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and

  the amounts of the loss can be reasonably estimated.

We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events.

Consolidation Policy [Abstract]
Principles of Consolidation

PRINCIPLES OF CONSOLIDATION

Sempra Energy

Sempra Energy's Consolidated Financial Statements include the accounts of Sempra Energy, a California-based Fortune 500 holding company, and its consolidated subsidiaries and variable interest entities (VIEs). Sempra Energy's principal operating units are

  San Diego Gas & Electric Company (SDG&E) and Southern California Gas Company (SoCalGas), which are separate, reportable segments;
  Sempra International, which includes our Sempra South American Utilities and Sempra Mexico reportable segments; and

  Sempra U.S. Gas & Power, which includes our Sempra Renewables and Sempra Natural Gas reportable segments.

We provide descriptions of each of our segments in Note 16.

We refer to SDG&E and SoCalGas collectively as the California Utilities, which do not include the utilities in our Sempra International and Sempra U.S. Gas & Power operating units. Sempra Global is the holding company for most of our subsidiaries that are not subject to California utility regulation. All references in these Notes to “Sempra International,” “Sempra U.S. Gas & Power” and their respective reportable segments are not intended to refer to any legal entity with the same or similar name.

Sempra Energy uses the equity method to account for investments in affiliated companies over which we have the ability to exercise significant influence, but not control. We discuss our investments in unconsolidated subsidiaries in Notes 3 and 4.

During the fourth quarter of 2012, we revised the manner in which we make resource allocation decisions to our Sempra Mexico segment and assess its performance, as we discuss in Notes 16 and 18. As a result, we have reclassified certain amounts from Parent and Other, which contains interest and other corporate costs and certain holding company activities, to our Sempra Mexico segment. In accordance with accounting principles generally accepted in the United States (U.S. GAAP), our historical segment disclosures have been restated to be consistent with the current presentation.

SDG&E

SDG&E's Consolidated Financial Statements include its accounts and the accounts of a VIE of which SDG&E is the primary beneficiary, as we discuss below under “Variable Interest Entities.” SDG&E's common stock is wholly owned by Enova Corporation, which is a wholly owned subsidiary of Sempra Energy.

SoCalGas

SoCalGas' Consolidated Financial Statements include its subsidiaries, which comprise less than one percent of its consolidated financial position and results of operations. SoCalGas' common stock is wholly owned by Pacific Enterprises (PE), which is a wholly owned subsidiary of Sempra Energy.

BASIS OF PRESENTATION

This is a combined report of Sempra Energy, SDG&E and SoCalGas. We provide separate information for SDG&E and SoCalGas as required. References in this report to “we,” “our” and “Sempra Energy Consolidated” are to Sempra Energy and its consolidated entities, unless otherwise indicated by the context. We have eliminated intercompany accounts and transactions within the consolidated financial statements of each reporting entity.

VARIABLE INTEREST ENTITIES (VIE)

We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based upon qualitative and quantitative analyses, which assess the purpose and design of the VIE;
  the nature of the VIE's risks and the risks we absorb;
  the power to direct activities that most significantly impact the economic performance of the VIE; and

  the obligation to absorb losses or right to receive benefits that could be significant to the VIE.

Cost Of Sales Policy [Abstract]
Other Cost of Sales, Policy

OTHER COST OF SALES

Other Cost of Sales primarily includes

  pipeline capacity marketing costs, and pipeline transportation and natural gas marketing costs incurred at Sempra Natural Gas;
  electric construction services costs at Sempra South American Utilities; and

  management service fees at Sempra Mexico

Emission Credits Policy [Abstract]
Renewable Energy Certificates

RENEWABLE ENERGY CERTIFICATES

Renewable energy certificates (RECs) represent property rights established by governmental agencies for the environmental, social, and other nonpower qualities of renewable electricity generation. A REC, and its associated attributes and benefits, can be sold separately from the underlying physical electricity associated with a renewable-based generation source in certain markets.

Retail sellers of electricity obtain RECs through renewable power purchase agreements, internal generation or separate purchases in the market to comply with renewable portfolio standards established by the governmental agencies. RECs are the mechanism used to verify renewable portfolio standards compliance. The cost of RECs is recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations.

Fair Value Measurements Policy [Abstract]
Fair Value Measurements, Policy

FAIR VALUE MEASUREMENTS

We apply recurring fair value measurements to certain assets and liabilities, primarily nuclear decommissioning and benefit plan trust assets and other miscellaneous derivatives. “Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

A fair value measurement reflects the assumptions market participants would use in pricing an asset or liability based on the best available information. These assumptions include the risk inherent in a particular valuation technique (such as a pricing model) and the risks inherent in the inputs to the model. Also, we consider an issuer's credit standing when measuring its liabilities at fair value.

We establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 financial instruments primarily consist of listed equities, U.S. government treasury securities and exchange-traded derivatives.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including:

  quoted forward prices for commodities
  time value
  current market and contractual prices for the underlying instruments volatility factors

  other relevant economic measures

Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Our financial instruments in this category include the Nuclear Decommissioning Trusts' investments at SDG&E and non-exchange-traded derivatives such as interest rate instruments and over-the-counter (OTC) forwards and options.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value from the perspective of a market participant.

Foreign Currency Transactions And Translations Policy [Abstract]
Foreign Currency Translation, Policy

FOREIGN CURRENCY TRANSLATION

Our operations in South America and our natural gas distribution utility in Mexico use their local currency as their functional currency. The assets and liabilities of their foreign operations are translated into U.S. dollars at current exchange rates at the end of the reporting period, and revenues and expenses are translated at average exchange rates for the year. The resulting noncash translation adjustments do not enter into the calculation of earnings or retained earnings (unless the operation is being discontinued), but are reflected in Comprehensive Income and in Accumulated Other Comprehensive Income (Loss), a component of shareholders' equity.

Goodwill And Intangible Assets, Policy [Abstract]
Goodwill and Intangible Assets, Policy

GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is the excess of the purchase price over the fair value of the identifiable net assets of acquired companies measured at the time of acquisition. Goodwill is not amortized but is tested for impairment annually on October 1 or whenever events or changes in circumstances necessitate an evaluation. Impairment of goodwill occurs when the carrying amount (book value) of goodwill exceeds its implied fair value. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, and the book value of goodwill is greater than its fair value on the test date, we record a goodwill impairment loss.

For our annual goodwill impairment testing, under current U.S. GAAP guidance we have the option to first make a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before applying the two-step, quantitative goodwill impairment test. We evaluate relevant events and circumstances to decide whether to perform the qualitative assessment or to proceed directly to the two-step, quantitative goodwill impairment test. When we perform the two-step, quantitative goodwill impairment test, we exercise judgment to develop estimates of the fair value of the reporting unit and the corresponding goodwill. Our fair value estimates are developed from the perspective of a knowledgeable market participant. In the absence of observable transactions in the marketplace for similar investments, we consider an income-based approach such as discounted cash flow analysis. A discounted cash flow analysis may be based directly on anticipated future revenues and expenses and may be performed based on free cash flows generated within the reporting unit. Critical assumptions that affect our estimates of fair value may include consideration of market transactions
  future cash flows
  the appropriate risk-adjusted discount rate
  country risk
  entity risk

Other Intangible Assets

Sempra Natural Gas recorded $460 million of intangible assets in connection with the acquisition of EnergySouth, Inc. in 2008. These intangible assets represent storage and development rights related to the natural gas storage facilities of Bay Gas Storage Company, Ltd. (Bay Gas) and Mississippi Hub, LLC (Mississippi Hub) and were recorded at estimated fair value as of the date of the acquisition using discounted cash flows analysis. Our assumptions in determining fair value include estimated future cash flows, the estimated useful life of the intangible assets and our use of appropriate discount rates. We are amortizing these intangible assets over their estimated useful lives as shown in the table below.

Impairment Or Disposal Of Long Lived Assets Policy [Abstract]
Impairment or Disposal of Long-lived Assets, Policy

ASSETS HELD FOR SALE

We classify assets as held for sale when management approves and commits to a formal plan to actively market an asset for sale and we expect the sale to close within the next twelve months. Upon classifying an asset as held for sale, we record the asset at the lower of its carrying value or its estimated fair value reduced for selling costs, and we stop recording depreciation expense on the asset.

LONG-LIVED ASSETS

We test long-lived assets for recoverability whenever events or changes in circumstances have occurred that may affect the recoverability or the estimated useful lives of long-lived assets. Long-lived assets include intangible assets subject to amortization, but do not include investments in unconsolidated subsidiaries. Events or changes in circumstances that indicate that the carrying amount of a long-lived asset may not be recoverable may include significant decreases in the market price of an asset
  a significant adverse change in the extent or manner in which we use an asset or in its physical condition a significant adverse change in legal or regulatory factors or in the business climate that could affect the value of an asset a current period operating or cash flow loss combined with a history of operating or cash flow losses or a projection of continuing losses associated with the use of a long-lived asset a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life

Impairment of long-lived assets occurs when the estimated future undiscounted cash flows are less than the carrying amount of the assets. If that comparison indicates that the assets' carrying value may not be recoverable, the impairment is measured based on the difference between the carrying amount and the fair value of the assets. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

Income Tax Policy [Abstract]
Income Taxes, Policy

INCOME TAXES

Income tax expense includes current and deferred income taxes from operations during the year. We record deferred income taxes for temporary differences between the book and the tax bases of assets and liabilities. Investment tax credits from prior years are amortized to income by the California Utilities over the estimated service lives of the properties as required by the CPUC. At our other businesses, we reduce the book basis of the related asset by the amount of investment tax credit earned. At Sempra Renewables, production tax credits are recognized in income tax expense as earned.

The California Utilities, Mobile Gas, and Willmut Gas recognize regulatory assets to offset deferred tax liabilities if it is probable that the amounts will be recovered from customers; and

  regulatory liabilities to offset deferred tax assets if it is probable that the amounts will be returned to customers.

Other than local country withholding tax on current Peruvian earnings, we currently do not record deferred income taxes for basis differences between financial statement and income tax investment amounts in non-U.S. subsidiaries because their cumulative undistributed earnings are indefinitely reinvested.

When there are uncertainties related to potential income tax benefits, in order to qualify for recognition, the position we take has to have at least a “more likely than not” chance of being sustained (based on the position's technical merits) upon challenge by the respective authorities. The term “more likely than not” means a likelihood of more than 50 percent. Otherwise, we may not recognize any of the potential tax benefit associated with the position. We recognize a benefit for a tax position that meets the “more likely than not” criterion at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon its effective resolution.

Unrecognized tax benefits involve management's judgment regarding the likelihood of the benefit being sustained. The final resolution of uncertain tax positions could result in adjustments to recorded amounts and may affect our results of operations, financial position and cash flows.

We use the deferral method for investment tax credits (ITC). For certain solar and wind generating assets being placed into service during 2011 and 2012, we have elected to seek cash grants rather than ITC for which the projects also qualify. Accordingly, cash grant accounting is required to be applied. Grant accounting for cash grants is very similar to the deferral method of accounting for ITC, the primary difference being the recording of a cash grant receivable instead of an income tax receivable.

Under the deferral method of accounting for ITC and under grant accounting for cash grants, we record a deferred income tax benefit, on day one, which is reflected in income tax expense by recording a deferred income tax asset during the year the renewable energy assets are placed in service. This deferred income tax asset results from the day-one difference in the income tax basis and financial statement basis of the renewable energy assets, referred to as the day-one basis difference. The financial statement basis of the assets is reduced by 100 percent of the ITC or grant expected; U.S. federal income tax basis is reduced by only 50 percent for both ITC and grants; and state income tax basis is reduced 50 percent for grants and not at all for ITC.

Cash grants are generally expected to be collectable in cash shortly after a project is constructed. Conversion of ITC to cash is generally dependent on reducing income tax payments and thus the existence of a U.S. federal net operating loss (NOL) carryforward can result in delaying this conversion.

Inventory Policy [Abstract]
Inventories, Policy

INVENTORIES

The California Utilities value natural gas inventory by the last-in first-out (LIFO) method. As inventories are sold, differences between the LIFO valuation and the estimated replacement cost are reflected in customer rates. Materials and supplies at the California Utilities are generally valued at the lower of average cost or market.

Sempra Mexico, Sempra South American Utilities and Sempra Natural Gas value natural gas inventory and materials and supplies at the lower of average cost or market. Sempra Natural Gas and Sempra Mexico value liquefied natural gas (LNG) inventory by the first-in first-out method.

Legal Costs Policy [Abstract]
Legal Fees, Policy

LEGAL FEES

Legal fees that are associated with a past event for which a liability has been recorded are accrued when it is probable that fees also will be incurred.

LEGAL PROCEEDINGS

We accrue losses for legal proceedings when it is probable that a loss has been incurred and the amounts of the loss can be reasonably estimated. However, the uncertainties inherent in legal proceedings make it difficult to estimate with reasonable certainty the costs and effects of resolving these matters. Accordingly, actual costs incurred may differ materially from amounts accrued, may exceed applicable insurance coverage and could materially adversely affect our business, cash flows, results of operations, financial condition and prospects. Unless otherwise indicated, we are unable to estimate reasonably possible losses in excess of any amounts accrued.

Noncontrolling Interest Policy [Abstract]
Noncontrolling Interest Policy [Text Block]

Ownership interests that are held by owners other than Sempra Energy and SDG&E in subsidiaries or entities consolidated by them are accounted for and reported as noncontrolling interests. As a result, noncontrolling interests are reported as a separate component of equity on the Consolidated Balance Sheets. Net income or loss attributable to the noncontrolling interests is separately identified on the Consolidated Statements of Operations, and net income or loss and comprehensive income or loss attributable to the noncontrolling interests is separately identified on the Consolidated Statements of Comprehensive Income and Consolidated Statements of Changes in Equity.

Property Plant And Equipment Policy [Abstract]
Property, Plant and Equipment, Policy

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment primarily represents the buildings, equipment and other facilities used by the California Utilities to provide natural gas and electric utility services, and by Sempra International and Sempra U.S. Gas & Power. It also reflects projects included in construction work in progress at these operating units.

Our plant costs include

  labor
  materials and contract services

  expenditures for replacement parts incurred during a major maintenance outage of a generating plant

In addition, the cost of our utility plant includes an allowance for funds used during construction (AFUDC). We discuss AFUDC below. The cost of non-utility plant includes capitalized interest.

Maintenance costs are expensed as incurred. The cost of most retired depreciable utility plant minus salvage value is charged to accumulated depreciation.

Depreciation expense is based on the straight-line method over the useful lives of the assets or, for the California Utilities, a shorter period prescribed by the CPUC. Depreciation expense is computed using the straight-line method over the asset's estimated original composite useful life, the CPUC-prescribed period or the remaining term of the site leases, whichever is shortest.

The California Utilities finance their construction projects with borrowed funds and equity funds. The CPUC and the FERC allow the recovery of the cost of these funds by the capitalization of AFUDC, calculated using rates authorized by the CPUC and the FERC, as a cost component of property, plant and equipment. The California Utilities earn a return on the capitalized AFUDC after the utility property is placed in service and recover the AFUDC from their customers over the expected useful lives of the assets.

Sempra International and Sempra U.S. Gas & Power businesses capitalize interest costs incurred to finance capital projects. The California Utilities also capitalize certain interest costs.

Public Utilities Policy [Abstract]
Regulatory Matters, Policy

REGULATORY MATTERS

Effects of Regulation

The accounting policies of our regulated utility subsidiaries in California, SDG&E and SoCalGas, conform with U.S. GAAP for regulated enterprises and reflect the policies of the California Public Utilities Commission (CPUC) and the Federal Energy Regulatory Commission (FERC).

The California Utilities prepare their financial statements in accordance with U.S. GAAP provisions governing regulated operations. Under these provisions, a regulated utility records a regulatory asset if it is probable that, through the ratemaking process, the utility will recover that asset from customers. To the extent that recovery is no longer probable, the related regulatory assets are written off. Regulatory liabilities generally represent amounts collected from customers in advance of the actual expenditure by the utility. If the actual expenditures are less than amounts previously collected from ratepayers, the excess would be refunded to customers, generally by reducing future rates. Regulatory liabilities may also arise from other transactions such as unrealized gains on fixed price contracts and other derivatives or certain deferred income tax benefits which are passed through to customers in future rates. In addition, the California Utilities record regulatory liabilities when the CPUC or the FERC requires a refund to be made to customers or has required that a gain or other transaction of net allowable costs be given to customers over future periods.

Determining probability of recovery requires significant judgment by management and may include, but is not limited to, consideration of the nature of the event giving rise to the assessment;
  existing statutes and regulatory code;
  legal precedence;
  regulatory principles and analogous regulatory actions;
  testimony presented in regulatory hearings;
  proposed regulatory decisions;
  final regulatory orders;
  a commission-authorized mechanism established for the accumulation of costs;
  status of applications for rehearings or state court appeals;
  specific approval from a commission; and

  historical experience.

Over- and under-collected regulatory balancing accounts reflect the difference between customer billings and recorded or CPUC-authorized costs, primarily commodity costs. Amounts in the balancing accounts are recoverable (receivable) or refundable (payable) in future rates, subject to CPUC approval. Balancing account treatment eliminates the impact on earnings from variances in the covered costs from authorized amounts. Absent balancing account treatment, variations in the cost of fuel supply and certain operating and maintenance costs from amounts approved by the CPUC would increase volatility in utility earnings.

Incentive awards are included in our earnings when we receive any required CPUC approval of the award. We would record penalties for results below the specified benchmarks in earnings when we believe it is more likely than not that the CPUC would assess a penalty.

Revenue Recognition Policy [Abstract]
Revenues, Policy

REVENUES

Utilities

Our California Utilities generate revenues primarily from deliveries to their customers of electricity by SDG&E and natural gas by both SoCalGas and SDG&E and from related services. They record these revenues following the accrual method and recognize them upon delivery and performance. They also record revenue from CPUC-approved incentive awards, some of which require approval by the CPUC prior to being recognized.

As we discuss in Note 14, the natural gas supply for SDG&E's and SoCalGas' core natural gas customers is purchased by SoCalGas as a combined procurement portfolio managed by SoCalGas. Core customers are primarily residential and small commercial and industrial customers. This core gas procurement function is considered a shared service, therefore amounts related to SDG&E are not included in SoCalGas' Consolidated Statements of Operations.

We provide additional information concerning utility revenue recognition in “Regulatory Matters” above.

Energy-Related Businesses

Sempra South American Utilities

Sempra South American Utilities generates revenues from providing electric construction services. They recognize revenues when services are provided in accordance with contractual agreements.

Sempra Mexico

Sempra Mexico's Termoeléctrica de Mexicali generates revenues from selling electricity and/or capacity to the California Independent System Operator (ISO), governmental, public utility and wholesale power marketing entities. These revenues are recognized as the electricity is delivered and capacity is provided. Sempra Mexico's pipeline operations recognize revenues from the sale and transportation of natural gas as deliveries are made and from fixed capacity payments. Sempra Mexico also recognizes revenues from (1) the sale of LNG and natural gas as deliveries are made to counterparties and (2) from reservation and usage fees under terminal capacity agreements, nitrogen injection service agreements and tug service agreements. It reports revenue net of value added taxes in Mexico. Sempra Mexico's revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for natural gas.

Sempra Renewables

Sempra Renewables generates revenues from the sale of solar power pursuant to power purchase agreements. They recognize revenues when the power is delivered.

Sempra Natural Gas

Sempra Natural Gas generates revenues from selling electricity and/or capacity from its Mesquite Power facility to the California ISO, governmental, public utility and wholesale power marketing entities. These revenues are recognized as the electricity is delivered and capacity is provided. In each of 2011 and 2010, Sempra Natural Gas' electricity sales to the DWR accounted for a significant portion of its revenues. This contract ended September 30, 2011. Related to its LNG terminal and marketing operations, Sempra Natural Gas recognizes revenues from the sale of LNG and natural gas as deliveries are made to counterparties, as well as revenues from reservation and usage fees. Sempra Natural Gas also records revenues from contractual counterparty obligations for non-delivery of cargoes. Sempra Natural Gas recognizes revenue on natural gas storage and transportation operations when services are provided in accordance with contractual agreements for the storage and transportation services. Sempra Natural Gas revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for power and natural gas.

Selling General And Administrative Expenses Policy [Abstract]
Operation and Maintenance Expenses, Policy

OPERATION AND MAINTENANCE EXPENSES

Operation and Maintenance includes operating and maintenance costs, and general and administrative costs, which consist primarily of personnel costs, purchased materials and services, and rent.

Stockholders Equity Policy [Abstract]
Comprehensive Income, Policy

COMPREHENSIVE INCOME

Comprehensive income includes all changes in the equity of a business enterprise (except those resulting from investments by owners and distributions to owners), including:

  foreign currency translation adjustments
  changes in unamortized net actuarial gain or loss and prior service cost related to pension and other postretirement benefits plans unrealized gains or losses on available-for-sale securities certain hedging activities

INVESTMENTS IN UNCONSOLIDATED ENTITIES (Policies)	12 Months Ended
Dec. 31, 2012
Investments
Investments in Unconsolidated Entities Policy

We generally account for investments under the equity method when we have an ownership interest of 20 to 50 percent. In these cases, our pro rata shares of the entities' net assets are included in Investments on the Consolidated Balance Sheets. These investments are adjusted for our share of each investee's earnings or losses, dividends, and other comprehensive income or loss.

The carrying value of unconsolidated entities is evaluated for impairment under the U.S. GAAP provisions for equity method investments.

EMPLOYEE BENEFIT PLANS (Policies)	12 Months Ended
Dec. 31, 2012
Pension and other postretirement benefit
Employee Benefit Plans Policy

NOTE 8. EMPLOYEE BENEFIT PLANS

We are required by applicable U.S. GAAP to:

  recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status in the statement of financial position;
  measure a plan's assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and

  recognize changes in the funded status of pension and other postretirement benefit plans in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders' equity.

The detailed information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries.

Sempra Energy has funded and unfunded noncontributory defined benefit plans, including separate plans for SDG&E and SoCalGas, which collectively cover substantially all domestic and certain foreign employees, and members of the Sempra Energy board of directors who were participants in a predecessor plan on or before June 1, 1998. The plans generally provide defined benefits based on years of service and either final average or career salary.

Chilquinta Energía, which was acquired by Sempra Energy in 2011, has an unfunded contributory defined benefit plan covering all employees hired before October 1, 1981 and an unfunded noncontributory termination indemnity obligation covering all employees. The plans generally provide defined benefits to retirees based on date of hire, years of service and final average salary.

Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which collectively cover all domestic (except Willmut Gas) and certain foreign employees. The life insurance plans are both contributory and noncontributory, and the health care plans are contributory. Participants' contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees' spouses.

Chilquinta Energía also has two noncontributory postretirement benefit plans which cover substantially all employees – a health care plan and an energy subsidy plan that provides for reduced energy rates. The health care plan includes benefits for retirees' spouses and dependents.

Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates
  expected return on plan assets
  health care cost trend rates
  mortality rates
  rate of compensation increases
  termination and retirement rates
  utilization of postretirement welfare benefits
  payout elections (lump sum or annuity)
  lump sum interest rates

We review these assumptions on an annual basis prior to the beginning of each year and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. We use a December 31 measurement date for all of our plans.

In support of its Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans, Sempra Energy maintains dedicated assets, including investments in life insurance contracts, which totaled $510 million and $478 million at December 31, 2012 and 2011, respectively.

Pension and Other Postretirement Benefit Plans

Benefit Plan Amendments Affecting 2012

Effective January 1, 2012, the pension plan death benefit for represented employees at SoCalGas was enhanced to the full value of the benefit that the participant would have received had the employee terminated employment and taken a distribution of their benefit. Effective October 1, 2012, the death benefit for represented employees at SDG&E was similarly enhanced. This increased the benefit obligation by approximately $8 million for Sempra Energy Consolidated, $1 million for SDG&E and $7 million for SoCalGas.

Effective January 1, 2012, SoCalGas' represented employees with less than 15 years of service now receive a defined dollar benefit to cover postretirement medical benefits. This amendment was the result of the ratification on March 1, 2012 of the SoCalGas union collective bargaining agreement (CBA) covering wages, hours, working conditions and medical and other benefit plans effective January 1, 2012 through September 30, 2015. The amendment resulted in a remeasurement of the SoCalGas other postretirement benefit liability as of February 29, 2012. The effect of this plan change as of December 31, 2012 was a decrease in the recorded liability for other postretirement benefits of $53 million at each of Sempra Energy Consolidated and SoCalGas.

Effective January 1, 2012, the postretirement plans amended in 2011, as discussed below, were amended to effectively reverse the 2011 amendment as the increase in employer contributions was no longer required to maintain grandfathered status under the Patient Protection and Affordable Care Act (PPACA), discussed below, due to a restructuring of benefits provided under the plans. The 2012 amendment resulted in a decrease in the recorded liability for other postretirement benefits of approximately $3 million for Sempra Energy Consolidated, $2 million for SDG&E and $1 million for SoCalGas.

Benefit Plan Amendments Affecting 2011

Effective January 1, 2011, for certain postretirement health plans, the employer contribution was increased to maintain the grandfathered retiree plan status under the PPACA discussed below. This increased the benefit obligation by approximately $4 million for Sempra Energy Consolidated, $2 million for SDG&E and $1 million for SoCalGas.

Benefit Obligations and Assets

The following three tables provide a reconciliation of the changes in the plans' projected benefit obligations and the fair value of assets during 2012 and 2011, and a statement of the funded status at December 31, 2012 and 2011:

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,406	$3,124	$1,160	$1,139
Service cost	90	83	25	31
Interest cost	162	168	52	65
Plan amendments	8	―	(56)	4
Actuarial loss (gain)	374	224	(25)	(42)
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Acquisitions	―	20	―	5
Foreign currency adjustments	―	(2)	―	―
Settlements	(19)	(34)	―	―
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	3,804	3,406	1,115	1,160

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,332	2,354	778	746
Actual return on plan assets	339	(23)	97	4
Employer contributions	123	212	39	72
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Settlements	(19)	(34)	―	―
Fair value of plan assets at December 31	2,558	2,332	873	778
Funded status at December 31	$(1,246)	$(1,074)	$(242)	$(382)
Net recorded liability at December 31	$(1,246)	$(1,074)	$(242)	$(382)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$981	$949	$182	$175
Service cost	28	28	7	7
Interest cost	45	49	9	10
Plan amendments	1	―	(2)	2
Actuarial loss (gain)	87	27	(5)	(5)
Settlements	―	(1)	―	―
Transfer of liability to other plans	―	(19)	―	(2)
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Net obligation at December 31	1,067	981	185	182

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	712	713	106	99
Actual return on plan assets	99	(7)	13	(1)
Employer contributions	45	69	13	15
Transfer of assets to other plans	―	(10)	―	(2)
Settlements	―	(1)	―	―
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Fair value of plan assets at December 31	781	712	126	106
Funded status at December 31	$(286)	$(269)	$(59)	$(76)
Net recorded liability at December 31	$(286)	$(269)	$(59)	$(76)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$2,017	$1,786	$921	$920
Service cost	53	46	16	22
Interest cost	99	99	41	53
Plan amendments	7	―	(54)	1
Actuarial loss (gain)	245	171	(19)	(46)
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Settlements	(2)	(4)	―	―
Transfer of liability from other plans	―	26	―	5
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	2,299	2,017	873	921

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,443	1,456	658	632
Actual return on plan assets	213	(12)	83	4
Employer contributions	47	95	23	55
Transfer of assets from other plans	―	15	―	3
Settlements	(2)	(4)	―	―
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Fair value of plan assets at December 31	1,581	1,443	732	658
Funded status at December 31	$(718)	$(574)	$(141)	$(263)
Net recorded liability at December 31	$(718)	$(574)	$(141)	$(263)

The actuarial losses for pension plans in 2012 were primarily due to a decrease in the weighted average discount rate and the rate used to convert monthly annuity-type benefits to a lump sum benefit payment.

The actuarial gains for other postretirement plans in 2012 resulted from several factors, including updated census data and actual claims costs, premiums and retiree contributions for 2012, expected gains on 2013 claims costs based on 2013 renewal premium rates, changes in retirement rate assumptions and the move to an Employer Group Waiver Plan (EGWP) for all represented employees of SoCalGas effective February 29, 2012. An EGWP is an alternative means of providing the existing pharmacy benefit, discussed below. The actuarial gains were partially offset by the impact of a lower discount rate for the obligation remeasurement on February 29, 2012 discussed above and a lower discount rate at the December 31, 2012 measurement date.

The actuarial losses for pension plans in 2011 were primarily due to a decrease in the weighted average discount rate and the rate used to convert monthly annuity-type benefits to a lump sum benefit payment.

The actuarial gains for other postretirement plans in 2011 resulted from a decrease in assumed participation rates and claims costs, and the impact of the adoption of the EGWP effective January 1, 2012 for all employees except SoCalGas union employees, partially offset by actuarial losses from a decrease in the weighted average discount rate.

Net Assets and Liabilities

The assets and liabilities of the pension and other postretirement benefit plans are affected by changing market conditions as well as when actual plan experience is different than assumed. Such events result in investment gains and losses, which we defer and recognize in pension and other postretirement benefit costs over a period of years. Sempra Energy Consolidated (except for SDG&E) and SoCalGas use the asset smoothing method for their pension and other postretirement plans. This method develops an asset value that recognizes realized and unrealized investment gains and losses over a three-year period. This adjusted asset value, known as the market-related value of assets, is used in conjunction with an expected long-term rate of return to determine the expected return-on-assets component of net periodic cost. SDG&E does not use the asset smoothing method, but rather recognizes realized and unrealized investment gains and losses during the current year.

The 10-percent corridor accounting method is used at Sempra Energy, SDG&E and SoCalGas. Under the corridor accounting method, if as of the beginning of a year unrecognized net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is amortized over the average remaining service period of active participants. The asset smoothing and 10-percent corridor accounting methods help mitigate volatility of net periodic costs from year to year.

We recognize the overfunded or underfunded status of defined benefit pension and other postretirement plans as assets or liabilities, respectively; unrecognized changes in these assets and/or liabilities are normally recorded in accumulated other comprehensive income (loss) on the balance sheet. The California Utilities and Mobile Gas record regulatory assets and liabilities that offset the funded pension and other postretirement plans' assets or liabilities, as these costs are expected to be recovered in future utility rates based on agreements with regulatory agencies. At Willmut Gas, pension contributions are recovered in rates on a prospective basis, but are not recorded as a regulatory asset pending recovery.

The California Utilities record annual pension and other postretirement net periodic benefit costs equal to the contributions to their plans as authorized by the CPUC. The annual contributions to the pension plans are limited to a minimum required funding amount as determined by the Internal Revenue Service. The annual contributions to the other postretirement plans are equal to the lesser of the maximum tax deductible amount or the net periodic cost calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans. Mobile Gas records annual pension and other postretirement net periodic benefit costs based on an estimate of the net periodic cost at the beginning of the year calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans, as authorized by the Alabama Public Service Commission. Any differences between booked net periodic benefit cost and amounts contributed to the pension and other postretirement plans for the California Utilities are disclosed as regulatory adjustments in accordance with U.S. GAAP for regulated entities.

The net liability is included in the following captions on the Consolidated Balance Sheets at December 31:

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2012	2011	2012		2011
Sempra Energy Consolidated
Current liabilities	$(31)	$(31)		$(1)		$(2)
Noncurrent liabilities	(1,215)	(1,043)		(241)		(380)
Net recorded liability	$(1,246)	$(1,074)		$(242)		$(382)
SDG&E
Current liabilities	$(5)	$(3)	$	―	$	―
Noncurrent liabilities	(281)	(266)		(59)		(76)
Net recorded liability	$(286)	$(269)		$(59)		$(76)
SoCalGas
Current liabilities	$(4)	$(4)	$	―	$	―
Noncurrent liabilities	(714)	(570)		(141)		(263)
Net recorded liability	$(718)	$(574)		$(141)		$(263)

Amounts recorded in Accumulated Other Comprehensive Income (Loss) as of December 31, 2012 and 2011, net of income tax effects and amounts recorded as regulatory assets, are as follows:

AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Sempra Energy Consolidated
Net actuarial loss	$(96)	$(92)	$(6)	$(8)
Prior service credit	1	1	―	―
Total	$(95)	$(91)	$(6)	$(8)
SDG&E
Net actuarial loss	$(12)	$(11)
Prior service credit	1	1
Total	$(11)	$(10)
SoCalGas
Net actuarial loss	$(4)	$(6)
Prior service credit	1	1
Total	$(3)	$(5)

The accumulated benefit obligation for defined benefit pension plans at December 31, 2012 and 2011 was as follows:

	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2012	2011	2012	2011	2012	2011
Accumulated benefit obligation	$3,530	$3,176	$1,041	$962	$2,080	$1,845

Sempra Energy has unfunded and funded pension plans. SDG&E and SoCalGas each have an unfunded and a funded pension plan. The following table shows the obligations of funded pension plans with benefit obligations in excess of plan assets as of December 31:

(Dollars in millions)	2012	2011
Sempra Energy Consolidated
Projected benefit obligation	$3,544	$3,150
Accumulated benefit obligation	3,295	2,958
Fair value of plan assets	2,558	2,332
SDG&E
Projected benefit obligation	$1,025	$944
Accumulated benefit obligation	1,003	928
Fair value of plan assets	781	712
SoCalGas
Projected benefit obligation	$2,275	$1,987
Accumulated benefit obligation	2,057	1,818
Fair value of plan assets	1,581	1,443

Net Periodic Benefit Cost, 2010-2012

The following three tables provide the components of net periodic benefit cost and amounts recognized in other comprehensive income for the years ended December 31:

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$90	$83	$83	$25	$31	$26
Interest cost	162	168	167	52	65	57
Expected return on assets	(155)	(144)	(143)	(53)	(48)	(46)
Amortization of:
Prior service cost (credit)	3	4	4	(4)	―	(1)
Actuarial loss	47	34	30	12	17	8
Regulatory adjustment	(29)	43	19	7	7	7
Settlement charge	8	13	―	―	―	―
Total net periodic benefit cost	126	201	160	39	72	51

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	19	23	(12)	(6)	7	(1)
Amortization of prior service credit	―	―	―	―	―	1
Amortization of actuarial loss	(9)	(10)	(10)	―	―	―
Total recognized in other comprehensive income	10	13	(22)	(6)	7	―
Total recognized in net periodic benefit cost and other comprehensive income	$136	$214	$138	$33	$79	$51

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$28	$28	$27	$7	$7	$6
Interest cost	45	49	47	9	10	9
Expected return on assets	(47)	(46)	(40)	(8)	(8)	(5)
Amortization of:
Prior service cost	2	1	1	4	4	4
Actuarial loss	14	9	12	―	―	―
Regulatory adjustment	6	31	13	1	2	2
Settlement charge	1	1	―	―	―	―
Total net periodic benefit cost	49	73	60	13	15	16

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss	2	1	2	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	1	―	1	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$50	$73	$61	$13	$15	$16

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$53	$46	$46	$16	$22	$18
Interest cost	99	99	98	41	53	46
Expected return on assets	(96)	(85)	(90)	(44)	(40)	(40)
Amortization of:
Prior service cost (credit)	2	2	2	(7)	(4)	(4)
Actuarial loss	23	17	10	11	17	7
Settlement charge	1	1	―	―	―	―
Regulatory adjustment	(36)	12	6	5	5	5
Total net periodic benefit cost	46	92	72	22	53	32

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	(4)	2	―	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	(5)	1	(1)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$41	$93	$71	$22	$53	$32

The estimated net loss for the pension plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2013 is $11 million for Sempra Energy Consolidated, $1 million at SDG&E and a negligible amount at SoCalGas. Negligible amounts of prior service credit for the pension plans will be similarly amortized in 2013.

The estimated net loss for the PBOP plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2013 is $1 million for Sempra Energy Consolidated.

Negligible amounts of estimated prior service credit for the other postretirement benefit plans will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2013 at Sempra Energy Consolidated.

Patient Protection and Affordable Care Act of 2010

The PPACA was enacted in March 2010. The key aspects of this legislation affecting Sempra Energy's cost of providing retiree medical benefits are

  Availability of subsidies from the Early Retiree Reinsurance Program (ERRP)
  Mandatory coverage for adult children until age 26 beginning in 2011
  Changes to the Prescription Drug Plan and Medicare Advantage programs beginning in 2011 and extending through 2020
  Loss of the tax free status of the Retiree Drug Subsidy (RDS) beginning in 2013
  Availability of coverage through health care exchanges beginning in 2014

  Excise tax on high-cost plans, as defined in the legislation, beginning in 2018

In determining the projected benefit obligation for our other postretirement benefit plans, we took mandatory coverage for adult children, changes to the Prescription Drug Plan and Medicare Advantage programs, and availability of health care exchanges into consideration in the development of future claims costs and health care trend rates as of December 31, 2012 and 2011. Subsidies received through the ERRP are being reflected when received. We measured loss of the tax free status of RDS separately, as we discuss in “Medicare Prescription Drug, Improvement and Modernization Act of 2003” below.

We determined the impact of the excise tax provision separately for each of Sempra Energy's plans. With the exception of SoCalGas' represented employees and Mobile Gas, we provide most of our employer subsidy in the form of a defined dollar benefit. Once the premium exceeds our stated benefit level, the retirees pay the difference between the premium amount and the subsidy. Under this arrangement, our obligation doesn't change with the excise tax, since by 2018 the premium both before and after inclusion of the excise tax will exceed our defined dollar benefit.

SoCalGas' union retirees are provided a subsidy as a percentage of the premium. For those retirees, we estimated an increase in SoCalGas' and Sempra Energy's obligations as of December 31, 2010 for the excise tax. However, it is likely that some retirees will move to less expensive plans as a result of the excise tax and lower Sempra Energy's composite plan cost. The net effect of the increase in obligation from the excise tax, partially offset by the lower composite plan cost, was estimated to be $31 million.

Mobile Gas offers only a pre-age 65 plan. As such, future retirees will only have a limited period when the excise tax may apply. All current retirees will no longer be eligible for benefits once the excise tax is effective in 2018.

Medicare Prescription Drug, Improvement and Modernization Act of 2003

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 establishes a prescription drug benefit under Medicare (Medicare Part D) and a tax-exempt federal subsidy to sponsors of retiree health-care benefit plans that provide a benefit that actuarially is at least equivalent to Medicare Part D. As a result of the ratification of the SoCalGas CBA on March 1, 2012, described above, there was a change in medical plans offered for post-age 65 medical benefits. SoCalGas now administers the Medicare Part D benefit through an EGWP. The EGWP allows a plan sponsor to contract with a Medicare Part D sponsor to receive the benefit of the subsidy through reduced premiums. We have determined that benefits provided to certain participants actuarially will be at least equivalent to Medicare Part D. Due to this election of an EGWP for SoCalGas' represented employees effective February 29, 2012, and the same election for all other employees on January 1, 2012, we are no longer entitled to a tax-exempt subsidy that reduces our accumulated postretirement benefit obligation under our plans and reduces our net periodic cost in future years.

Assumptions for Pension and Other Postretirement Benefit Plans

Benefit Obligation and Net Periodic Benefit Cost

Except for the Chilquinta Energía plans, we develop the discount rate assumptions based on the results of a third party modeling tool that develops the discount rate by matching each plan's expected cash flows to interest rates and expected maturity values of individually selected bonds in a hypothetical portfolio. The model controls the level of accumulated surplus that may result from the selection of bonds based solely on their premium yields by limiting the number of years to look back for selection to 3 years for pre-30-year and 6 years for post-30-year benefit payments. Additionally, the model ensures that an adequate number of bonds are selected in the portfolio by limiting the amount of the plan's benefit payments that can be met by a single bond to 7.5 percent.

We selected individual bonds from a universe of Bloomberg AA-rated bonds which:

  have an outstanding issue of at least $50 million;
  are non-callable (or callable with make whole provisions);
  exclude collateralized bonds; and
  exclude the top and bottom 10 percent of yields to avoid relying on bonds which might be mispriced or misgraded.

  This selection methodology also mitigates the impact of market volatility on the portfolio by excluding bonds with the following characteristics:

  The issuer is on review for downgrade by a major rating agency if the downgrade would eliminate the issuer from the portfolio.
  Recent events have caused significant price volatility to which rating agencies have not reacted.
  Lack of liquidity is causing price quotes to vary significantly from broker to broker.

We believe that this bond selection approach provides the best estimate of discount rates to estimate settlement values for our plans' benefit obligations as required by applicable U.S. GAAP.

We develop the discount rate assumptions for the plans at Chilquinta Energía based on 10-year Chilean government bond yields and the expected local long-term rate of inflation. This method for developing the discount rate is required when there is no deep market for high quality corporate bonds.

Long-term return on assets is based on the weighted-average of the plans' investment allocation as of the measurement date and the expected returns for those asset types.

The significant assumptions affecting benefit obligation and net periodic benefit cost are as follows:

WEIGHTED-AVERAGE ASSUMPTIONS

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE
BENEFIT OBLIGATION AS OF DECEMBER 31:
Discount rate	4.04%	4.95%	4.09%	5.11%
Rate of compensation increase	(1)	(1)	(1)	(1)

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET
PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Sempra Energy Consolidated
Discount rate	(2)	(3)	(4)	(5)
Expected return on plan assets	7.00%	7.00%	6.96%	6.25%
Rate of compensation increase	(6)	(6)	(1)	(1)
SDG&E
Discount rate	(7)	(7)	5.05%	5.05%
Expected return on plan assets	7.00%	7.00%	6.81%	6.69%
Rate of compensation increase	(8)	(8)	N/A	N/A
SoCalGas
Discount rate	(9)	(9)	5.15%	5.15%
Expected return on plan assets	7.00%	7.00%	7.00%	7.00%
Rate of compensation increase	(6)	(6)	(1)	(1)
(1)	4.50% for nonqualified pension plans and Executive Life plan. Qualified pension and other postretirement benefit plans, excluding the Executive Life plan, use an age-based table. 3.50% to 5.00% for the funded pension plan for SoCalGas' represented participants and 3.50% to 9.50% for all the other funded pension plans' participants using an age-based formula.
(2)	In addition to rates for SDG&E and SoCalGas plans, 4.93% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(3)	In addition to rates for SDG&E and SoCalGas plans, 5.14% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(4)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.88% for Mobile Gas, and 4.65% for Sempra Energy.
(5)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.80% for Mobile Gas, and 4.65% for Sempra Energy.
(6)	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans’ participants using an age-based formula.
(7)	4.70% for the unfunded pension plan. 4.80% for the funded pension plan.
(8)	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
(9)	4.70% for the unfunded pension plan. 5.05% for the funded pension plan.

Health Care Cost Trend Rates

Assumed health care cost trend rates have a significant effect on the amounts that we report for the health care plan costs. Following are the health care cost trend rates applicable to our postretirement benefit plans

	2012	2011
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31:
Health care cost trend rate	(1)	10.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	(2)	5.00%
Year that the rate reaches the ultimate trend	2020	2019
(1)	10.00% for pre-65 retirees and 8.25% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 8.00%.
(2)	5.00% for pre-65 retirees and 4.75% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is assumed to be 5.00%.

A one-percent change in assumed health care cost trend rates would have the following effects:

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$8	$(8)	$1	$(1)	$7	$(7)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	$114	$(88)	$9	$(7)	$102	$(78)

Plan Assets

Investment Allocation Strategy for Sempra Energy's Pension Master Trust

Sempra Energy's pension master trust holds the investments for the pension and other postretirement benefit plans. We maintain additional trusts as we discuss below for certain of the California Utilities' other postretirement plans. Other than index weight, the trusts do not invest in securities of Sempra Energy.

The current asset allocation objective for the pension master trust is to protect the funded status of the plans while generating sufficient returns to cover future benefit payments and accruals. We assess the portfolio performance by comparing actual returns with relevant benchmarks. Currently, the pension plans' asset allocations are

  41 percent domestic equity
  27 percent international equity
  5 percent high yield credit
  12 percent intermediate credit
  14 percent long credit
  1 percent cash

  The asset allocation of the plans is reviewed by our Plan Funding Committee and our Pension and Benefits Investment Committee (the Committees) on a regular basis. When evaluating strategic asset allocations, the Committees consider many variables, including:

  long-term cost
  variability and level of contributions
  funded status
  a range of expected outcomes over varying confidence levels

  We maintain allocations at strategic levels with reasonable bands of variance. When asset class exposure reaches a minimum or maximum level, we generally rebalance the portfolio back to target allocations, unless the Committees determine otherwise.

  Rate of Return Assumption

  The expected return on assets in our pension plans and other postretirement benefit plans is based on the weighted-average of the plans' investment allocations to specific asset classes as of the measurement date, except for the assets in the SDG&E other postretirement benefit plan. We arrive at a 7.0 percent expected return on assets by considering both the historical and forecasted long-term rates of return on those asset classes. The forecasts are developed using a build-up method that considers real risk-free interest rates, inflation rates and asset class specific risk premiums. We expect a return of between 7.0 percent and 10.0 percent on equity securities and between 3.0 percent and 6.0 percent for fixed-income securities.

  The expected return on assets in the SDG&E other postretirement benefit plan is based on the weighted-average of the expected return on plan assets held in the Voluntary Employee Beneficiary Association (VEBA) trusts designated for non-collectively bargained benefits and the expected return on plan assets held in all other trusts. The expected return on assets in the VEBA trusts is based on the weighted-average of the expected return on equity securities, as described above, and a 4.0 percent expected return on fixed income securities, which are all invested in tax-exempt municipal bonds.

  Concentration of Risk

  Plan assets are fully diversified across global equity and bond markets, and other than what is indicated by the target asset allocations, contain no concentration of risk in any one economic, industry, maturity or geographic sector.

  Investment Strategy for SoCalGas' Other Postretirement Benefit Plans

  SoCalGas' other postretirement benefit plans are funded by cash contributions from SoCalGas and current retirees. The assets of these plans are placed in the pension master trust and other VEBA trusts, as we detail below. The assets in the VEBA trusts are invested at an allocation identical to the pension master trust, 70 percent equities/30 percent fixed income, using primarily index funds. This allocation has been formulated to best suit the long-term nature of the obligations.

  Investment Strategy for SDG&E's Other Postretirement Benefit Plan

  SDG&E's postretirement health plans are funded by cash contributions from SDG&E and current retirees. The assets are placed in the pension master trust and the collectively bargained VEBA trust. Assets in the pension master trust are invested according to the pension master trust's asset allocation as detailed above. Assets in the VEBA trust for non-collectively bargained postretirement health and welfare benefit plans are taxable and therefore have a different asset allocation strategy. These assets are invested with a target asset allocation of 70 percent equities/30 percent fixed income, with a large portion of the bond portfolio placed in actively managed tax-exempt municipal bonds. The equity portfolio is indexed.

  Fair Value of Pension and Other Postretirement Benefit Plan Assets

  We classify the investments in Sempra Energy's pension master trust and the trusts for the California Utilities' other postretirement benefit plans into:

  Level 1, for securities valued using quoted prices from active markets for identical assets;
  Level 2, for securities not traded on an active market but for which observable market inputs are readily available; and
  Level 3, for securities and investments valued based on significant unobservable inputs. Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following are descriptions of the valuation methods and assumptions we use to estimate the fair values of investments held by pension and other postretirement benefit plan trusts.

Equity Securities — Equity securities are valued using quoted prices listed on nationally recognized securities exchanges.

Fixed Income Securities — Certain fixed income securities are valued at the closing price reported in the active market in which the security is traded. Other fixed income securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

Registered Investment Companies — Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices.

Common/Collective Trusts — Investments in common/collective trust funds are valued based on the redemption price of units owned, which is based on the current fair value of the funds' underlying assets.

Private Equity Funds — Investments in private equity funds do not trade in active markets. Fair value is determined by the fund managers, based upon their review of the underlying investments as well as their utilization of discounted cash flows and other valuation models.

Real Estate — Real estate investments are valued on the basis of a discounted cash flows approach, which includes the future rental receipts, expenses, and residual values for the highest and best use of the real estate from a market participant view as rental property.

The methods described are intended to produce a fair value calculation that is indicative of net realizable value or reflective of future fair values. However, while management believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

We provide more discussion of fair value measurements in Notes 1, 2 and 11. The following tables set forth by level within the fair value hierarchy a summary of the investments in our pension and other postretirement benefit plan trusts measured at fair value on a recurring basis.

The fair values of our pension plan assets by asset category are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$530	$241	$6	$777
SoCalGas (see table below)	1,074	485	13	1,572
Other Sempra Energy
Equity securities:
Domestic(1)	77	―	―	77
Foreign	54	―	―	54
Registered investment companies	2	―	―	2
Fixed income securities:
Domestic municipal bonds	―	3	―	3
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	37	―	37
Foreign corporate bonds	―	13	―	13
Common/collective trusts(3)	―	2	―	2
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(5)	133	60	2	195
Total Sempra Energy Consolidated(6)	$1,737	$786	$21	$2,544

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$466	$244	$7	$717
SoCalGas (see table below)	919	484	15	1,418
Other Sempra Energy
Equity securities:
Domestic(1)	72	―	―	72
Foreign	45	―	―	45
Foreign preferred	1	―	―	1
Registered investment companies	1	―	―	1
Fixed income securities:
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	36	―	36
Foreign corporate bonds	―	12	―	12
Common/collective trusts(3)	―	6	―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	1	―	2	3
Total other Sempra Energy(7)	120	61	2	183
Total Sempra Energy Consolidated(6)	$1,505	$789	$24	$2,318
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $1 million.
(6)	Excludes cash and cash equivalents of $14 million at both December 31, 2012 and 2011.
(7)	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$307	$	―	$	―	$307
Foreign	215		―		―	215
Foreign preferred	2		―		―	2
Registered investment companies	6		―		―	6
Fixed income securities:
Domestic municipal bonds	―		12		―	12
Foreign government bonds	―		22		―	22
Domestic corporate bonds(2)	―		147		―	147
Foreign corporate bonds	―		52		―	52
Common/collective trusts(3)	―		8		―	8
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		6	6
Total investment assets(5)	$530		$241		$6	$777

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$283	$	―	$	―	$283
Foreign	178		―		―	178
Foreign preferred	1		―		―	1
Registered investment companies	4		―		―	4
Fixed income securities:
Domestic municipal bonds	―		9		―	9
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		139		―	139
Foreign corporate bonds	―		48		―	48
Common/collective trusts(3)	―		23		―	23
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		7	7
Total investment assets(6)	$466		$244		$7	$717
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $4 million.
(6)	Excludes cash and cash equivalents of $4 million and transfers payable to other plans of $9 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$622	$	―	$	―	$622
Foreign	436		―		―	436
Foreign preferred	4		―		―	4
Registered investment companies	12		―		―	12
Fixed income securities:
Domestic municipal bonds	―		24		―	24
Foreign government bonds	―		44		―	44
Domestic corporate bonds(2)	―		297		―	297
Foreign corporate bonds	―		105		―	105
Common/collective trusts(3)	―		15		―	15
Other types of investments:
Private equity funds(4) (stated at net asset value)			―		13	13
Total investment assets(5)	$1,074		$485		$13	$1,572

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$558	$	―	$	―	$558
Foreign	351		―		―	351
Foreign preferred	1		―		―	1
Registered investment companies	8		―		―	8
Fixed income securities:
Domestic municipal bonds	―		18		―	18
Foreign government bonds	―		49		―	49
Domestic corporate bonds(2)	―		275		―	275
Foreign corporate bonds	―		96		―	96
Common/collective trusts(3)	―		46		―	46
Other types of investments:
Private equity funds(4) (stated at net asset value)	1		―		15	16
Total investment assets(6)	$919		$484		$15	$1,418
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $9 million.
(6)	Excludes cash and cash equivalents of $9 million and transfers receivable from other plans of $16 million.

The fair values by asset category of the postretirement benefit plan assets held in the pension master trust and in the additional trusts for SoCalGas' postretirement benefit plans and SDG&E's postretirement benefit plans (PBOP plan trusts) are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$87	$38	$1	$126
SoCalGas (see table below)	213	514	2	729
Other Sempra Energy
Equity securities:
Domestic(1)	5	―	―	5
Foreign	1	―	―	1
Foreign preferred	1	―	―	1
Registered investment companies	3	1	―	4
Fixed income securities:
Domestic corporate bonds(2)	―	2	―	2
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy	10	5	―	15
Total Sempra Energy Consolidated(3)	$310	$557	$3	$870

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$47	$24	$1	$72
SoCalGas (see table below)	176	390	3	569
Other Sempra Energy
Equity securities:
Domestic(1)	6	―	―	6
Foreign	3	―	―	3
Fixed income securities:
Domestic corporate bonds(2)	―	4	―	4
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy(4)	9	6	―	15
Total Sempra Energy Consolidated(5)	$232	$420	$4	$656
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(4)	Excludes transfers payable to other plans of $1 million.
(5)	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$32	$	―	$	―	$32
Foreign	23		―		―	23
Registered investment companies	32		―		―	32
Fixed income securities:
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		15		―	15
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		1		―	1
Registered investment companies	―		12		―	12
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets	$87		$38		$1	$126

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$24	$	―	$	―	$24
Foreign	16		―		―	16
Registered investment companies	7		―		―	7
Fixed income securities:
Domestic municipal bonds(2)	―		4		―	4
Domestic corporate bonds(3)	―		12		―	12
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		4		―	4
Common/collective trusts(4)	―		2		―	2
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(6)	$47		$24		$1	$72
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4) Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $36 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $2 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$118	$	―	$	―	$118
Foreign	84		―		―	84
Registered investment companies	11		―		―	11
Broad market funds	―		316		―	316
Fixed income securities:
Domestic municipal bonds	―		5		―	5
Domestic corporate bonds(2)	―		57		―	57
Foreign government bonds	―		8		―	8
Foreign corporate bonds	―		20		―	20
Common/collective trusts(3)	―		107		―	107
Registered investment companies	―		1		―	1
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		2	2
Total investment assets(5)	$213		$514		$2	$729

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$107	$	―	$	―	$107
Foreign	67		―		―	67
Registered investment companies	2		―		―	2
Fixed income securities:
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		52		―	52
Foreign corporate bonds	―		18		―	18
Common/collective trusts(3)	―		308		―	308
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		3	3
Total investment assets(6)	$176		$390		$3	$569
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(6)	Excludes cash and cash equivalents of $86 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $3 million.

The investments of the pension master trust allocated to the pension and postretirement benefit plans classified as Level 3 are private equity funds and represent a percentage of each plan's total allocated assets as follows at December 31:

	Private Equity Funds
	2012				2011
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
PENSION PLANS
Total Level 3 investment assets	$6	$13	$2	$21	$7	$15	$2	$24
Percentage of total investment assets	1%	1%	1%	1%	1%	1%	-%	1%
OTHER POSTRETIREMENT BENEFIT PLANS
Total Level 3 investment assets	$1	$2	$-	$3	$1	$3	$-	$4
Percentage of total investment assets	1%	-%	-%	-%	1%	-%	-%	1%

The following table provides a reconciliation of changes in the fair value of investments classified as Level 3:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas		All Other	Sempra Energy Consolidated
PENSION PLANS
Balance as of January 1, 2011	$8	$17		$2	$27
Realized gains	1	1		―	2
Purchases	―	1		―	1
Sales	(2)	(4)		―	(6)
Balance as of December 31, 2011	7	15		2	24
Unrealized gains	2	4		―	6
Sales	(3)	(6)		―	(9)
Balance as of December 31, 2012	$6	$13		$2	$21
OTHER POSTRETIREMENT BENEFIT PLANS
Balance as of January 1, 2011	$1	$4	$	―	$5
Sales	―	(1)		―	(1)
Balance as of December 31, 2011	1	3		―	4
Sales	―	(1)		―	(1)
Balance as of December 31, 2012	$1	$2	$	―	$3

Derivative Financial Instruments

In accordance with the Sempra Energy pension investment guidelines, derivative financial instruments are used by the pension master trust's equity and fixed income portfolio investment managers. Equity index future contracts are typically used to equitize cash. Foreign currency exchange transactions are used primarily to purchase foreign currency denominated shares or to hedge underlying exposure to foreign currency. Fixed income futures and options may be used as substitutes for certain types of fixed income securities.

Future Payments

We expect to contribute the following amounts to our pension and other postretirement benefit plans in 2013:

	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$154	$57	$69
Other postretirement benefit plans	27	11	11

The following table shows the total benefits we expect to pay for the next 10 years to current employees and retirees from the plans or from company assets.

	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2013	$318	$46	$92	$6	$190	$35
2014	315	48	92	7	194	38
2015	315	53	91	8	192	41
2016	319	56	87	9	195	45
2017	312	61	84	10	191	48
2018-2022	1,411	345	392	57	835	264

PROFIT SHARING PLANS

Under Chilean law, Chilquinta Energía is required to pay all employees either (1) 30 percent of Chilquinta Energía's taxable income after deducting a 10 percent return on equity, allocated in proportion to the annual salary of each employee or (2) 25 percent of each employee's annual salary, with a maximum mandatory profit sharing of 4.75 months of Chile's legal minimum salary. Chilquinta Energía has elected the second option but calculates the profit sharing amounts with actual employee salaries instead of the legal minimum salary, resulting in a higher cost. The amounts are paid out each pay period. Chilquinta Energía recorded annual profit sharing expense of $6 million for 2012 and $5 million for 2011 related to this plan.

Under Peruvian law, Luz del Sur is required to pay their employees 5 percent of Luz del Sur's taxable income, paid once a year and allocated as follows: 50 percent based on each employee's annual hours worked and 50 percent based on each employee's annual salary. Luz del Sur recorded annual profit sharing expense of $10 million for 2012 and $9 million for 2011 related to this plan.

SAVINGS PLANS

Sempra Energy offers trusteed savings plans to all domestic employees. Participation in the plans is immediate for salary deferrals for all employees except for the represented employees at SoCalGas, who are eligible upon completion of one year of service. Subject to plan provisions, employees may contribute from one percent to 50 percent of their regular earnings, subject to annual IRS limits, when they begin employment. After one year of the employee's completed service, Sempra Energy makes matching contributions. Employer contribution amounts and methodology vary by plan, but generally the contributions are equal to 50 percent of the first 6 percent of eligible base salary contributed by employees and, if certain company goals are met, an additional amount related to incentive compensation payments.

As of September 1, 2012 for the Sempra, SDG&E and Mobile Gas savings plans and October 1, 2012 for the SoCalGas savings plan, employer contributions are invested based upon each employee's investment elections in effect at the time of contribution. Prior to that, employer contributions were initially invested in Sempra Energy common stock, but the employee could transfer the contribution to other investments. Contributions are invested in Sempra Energy common stock, mutual funds and/or institutional trusts. Prior to the termination of the ESOP discussed below, employer contributions for substantially all plans were partially funded by the ESOP.

Contributions to the savings plans were as follows:

(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$34	$32	$31
SDG&E	16	14	14
SoCalGas	15	14	13

The market value of Sempra Energy common stock held by the savings plans was $1.1 billion and $883 million at December 31, 2012 and 2011, respectively.

Employee Stock Ownership Plan (ESOP)

Sempra Energy terminated the ESOP effective June 30, 2012, as all ESOP debt was paid and all shares were released from the ESOP Trust as of that date. Prior to the plan's termination all contributions to the ESOP Trust (Trust) were made by Sempra Energy; there were no contributions made by the participants. The Trust was used to fund part of the retirement savings plan described above. As Sempra Energy made contributions, the ESOP debt service was paid and shares were released in proportion to the total expected debt service. We charged compensation expense and credited equity for the market value of the released shares. Dividends on unallocated shares were used to pay debt service and were applied against the liability. The shares held by the Trust were unallocated and consisted of 0.2 million shares of Sempra Energy common stock with a fair value of $8 million at December 31, 2011.

ESOP debt was paid down by a total of $57 million during the last three years when 868,173 shares of Sempra Energy common stock were released from the Trust in order to fund employer contributions to the Sempra Energy savings plan trust. Interest on the ESOP debt was a negligible amount in 2012 and 2011, and $2 million in 2010. Dividends used for debt service consisted of a negligible amount in 2012, and $1 million in each of 2011 and 2010.

SHARE-BASED COMPENSATION (Policies)	12 Months Ended
Dec. 31, 2012
Share-based compensation
Share-Based Compensation Policy

SHARE-BASED AWARDS AND COMPENSATION EXPENSE

We measure and recognize compensation expense for all share-based payment awards made to our employees and directors based on estimated fair values on the date of grant. We recognize compensation costs net of an estimated forfeiture rate (based on historical experience) and recognize the compensation costs for non-qualified stock options and restricted stock and stock units on a straight-line basis over the requisite service period of the award, which is generally four years. However, in the year that an employee becomes eligible for retirement, the remaining expense related to the employee's awards is recognized immediately. Substantially all awards outstanding are classified as equity instruments, therefore we recognize additional paid in capital as we recognize the compensation expense associated with the awards.

SEMPRA ENERGY NON-QUALIFIED STOCK OPTIONS

We use a Black-Scholes option-pricing model (Black-Scholes model) to estimate the fair value of each non-qualified stock option grant. The use of a valuation model requires us to make certain assumptions about selected model inputs. Expected volatility is calculated based on the historical volatility of Sempra Energy's stock price. We base the average expected life for options on the contractual term of the option and expected employee exercise and post-termination behavior.

The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant.

SEMPRA ENERGY RESTRICTED STOCK AWARDS AND UNITS

We use a Monte-Carlo simulation model to estimate the fair value of the restricted stock awards and units. Our determination of fair value is affected by the volatility of the stock price and the dividend yields for Sempra Energy and its peer group companies. The valuation also is affected by the risk-free rates of return, and a number of other variables.

DERIVATIVE FINANCIAL INSTRUMENTS (Policies)	12 Months Ended
Dec. 31, 2012
Derivatives Policy [Abstract]
Derivatives, Policy [Text Block]

We use derivative instruments primarily to manage exposures arising in the normal course of business. Our principal exposures are commodity market risk and benchmark interest rate risk. We may also manage foreign exchange rate exposures using derivatives. Our use of derivatives for these risks is integrated into the economic management of our anticipated revenues, anticipated expenses, assets and liabilities. Derivatives may be effective in mitigating these risks (1) that could lead to declines in anticipated revenues or increases in anticipated expenses, or (2) that our asset values may fall or our liabilities increase. Accordingly, our derivative activity summarized below generally represents an impact that is intended to offset associated revenues, expenses, assets or liabilities that are not presented below.

We record all derivatives at fair value on the Consolidated Balance Sheets. We designate each derivative as (1) a cash flow hedge, (2) a fair value hedge, or (3) undesignated. Depending on the applicability of hedge accounting and, for the California Utilities and other operations subject to regulatory accounting, the requirement to pass impacts through to customers, the impact of derivative instruments may be offset in other comprehensive income (cash flow hedge), on the balance sheet (fair value hedges and regulatory offsets), or recognized in earnings. We classify cash flows from the settlements of derivative instruments as operating activities on the Consolidated Statements of Cash Flows.

In certain cases, we apply the normal purchase or sale exception to derivative accounting and have other commodity contracts that are not derivatives. These contracts are not recorded at fair value and are therefore excluded from the disclosures below.

HEDGE ACCOUNTING

We may designate a derivative as a cash flow hedging instrument if it effectively converts anticipated revenues or expenses to a fixed dollar amount. We may utilize cash flow hedge accounting for derivative commodity instruments and interest rate instruments. Designating cash flow hedges is dependent on the business context in which the instrument is being used, the effectiveness of the instrument in offsetting the risk that a given future revenue or expense item may vary, and other criteria.

We may designate an interest rate derivative as a fair value hedging instrument if it effectively converts our own debt from a fixed interest rate to a variable rate. The combination of the derivative and debt instruments results in fixing that portion of the fair value of the debt that is related to benchmark interest rates. Designating fair value hedges is dependent on the instrument being used, the effectiveness of the instrument in offsetting changes in the fair value of our debt instruments, and other criteria.

ENERGY DERIVATIVES

Our market risk is primarily related to natural gas and electricity price volatility and the specific physical locations where we transact. We use energy derivatives to manage these risks. The use of energy derivatives in our various businesses depends on the particular energy market, and the operating and regulatory environments applicable to the business.

INTEREST RATE DERIVATIVES

We are exposed to interest rates primarily as a result of our current and expected use of financing. We periodically enter into interest rate derivative agreements intended to moderate our exposure to interest rates and to lower our overall costs of borrowing. We utilize interest rate swaps typically designated as fair value hedges, as a means to achieve our targeted level of variable rate debt as a percent of total debt. In addition, we may utilize interest rate swaps, which are typically designated as cash flow hedges, to lock in interest rates on outstanding debt or in anticipation of future financings.

Interest rate derivatives are utilized by the California Utilities as well as by other Sempra Energy subsidiaries. Although the California Utilities generally recover borrowing costs in rates over time, the use of interest rate derivatives is subject to certain regulatory constraints, and the impact of interest rate derivatives may not be recovered from customers as timely as described above with regard to natural gas derivatives. Accordingly, interest rate derivatives are generally accounted for as hedges at the California Utilities, as well as at the rest of Sempra Energy's subsidiaries. Separately, Otay Mesa VIE has entered into interest rate swap agreements to moderate its exposure to interest rate changes. This activity was designated as a cash flow hedge as of April 1, 2011.

FOREIGN CURRENCY DERIVATIVES

We are exposed to exchange rate movements primarily as a result of our Mexican subsidiaries, which have U.S. dollar denominated receivables and payables (monetary assets and liabilities) that give rise to Mexican currency exchange rate movements for Mexican income tax purposes. These subsidiaries also have deferred income tax assets and liabilities that are denominated in the Mexican peso, which must be translated into U.S. dollars for financial reporting purposes. From time to time, we may utilize short-term foreign currency derivatives at our subsidiaries and at the consolidated level as a means to manage the risk of exposure to significant fluctuations in our income tax expense from these impacts.

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Policies)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share, Policy [Text Block]

Basic earnings per common share (EPS) is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

The dilution from unvested restricted stock awards (RSAs) and restricted stock units (RSUs) is also based on the treasury stock method. Proceeds equal to the unearned compensation and windfall tax benefits recognized and minus tax shortfalls recognized related to the awards and units are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits recognized or tax shortfalls recognized are the difference between tax deductions we would receive upon the assumed vesting of RSAs or RSUs and the deferred income taxes we recorded related to the compensation expense on such awards and units.

The dilution from common stock options is based on the treasury stock method. Under this method, proceeds based on the exercise price plus unearned compensation and windfall tax benefits recognized and minus tax shortfalls recognized are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits are tax deductions we would receive upon the assumed exercise of stock options in excess of the deferred income taxes we recorded related to the compensation expense on the stock options. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. The calculation excludes options for which the exercise price on common stock was greater than the average market price during the period (out-of-the-money options).

COMMITMENTS AND CONTINGENCIES (Policies)	12 Months Ended
Dec. 31, 2012
Environmental Policy [Abstract]
Environmental Costs, Policy

ENVIRONMENTAL ISSUES

Our operations are subject to federal, state and local environmental laws. We also are subject to regulations related to hazardous wastes, air and water quality, land use, solid waste disposal and the protection of wildlife. These laws and regulations require that we investigate and correct the effects of the release or disposal of materials at sites associated with our past and our present operations. These sites include those at which we have been identified as a Potentially Responsible Party (PRP) under the federal Superfund laws and similar state laws.

In addition, we are required to obtain numerous governmental permits, licenses and other approvals to construct facilities and operate our businesses. The related costs of environmental monitoring, pollution control equipment, cleanup costs, and emissions fees are significant. Increasing national and international concerns regarding global warming and mercury, carbon dioxide, nitrogen oxide and sulfur dioxide emissions could result in requirements for additional pollution control equipment or significant emissions fees or taxes that could adversely affect Sempra Natural Gas and Sempra Mexico. The California Utilities' costs to operate their facilities in compliance with these laws and regulations generally have been recovered in customer rates.

We generally capitalize the significant costs we incur to mitigate or prevent future environmental contamination or extend the life, increase the capacity, or improve the safety or efficiency of property used in current operations.

Legal Costs Policy [Abstract]
Legal Fees, Policy

LEGAL FEES

Legal fees that are associated with a past event for which a liability has been recorded are accrued when it is probable that fees also will be incurred.

LEGAL PROCEEDINGS

We accrue losses for legal proceedings when it is probable that a loss has been incurred and the amounts of the loss can be reasonably estimated. However, the uncertainties inherent in legal proceedings make it difficult to estimate with reasonable certainty the costs and effects of resolving these matters. Accordingly, actual costs incurred may differ materially from amounts accrued, may exceed applicable insurance coverage and could materially adversely affect our business, cash flows, results of operations, financial condition and prospects. Unless otherwise indicated, we are unable to estimate reasonably possible losses in excess of any amounts accrued.

SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Regulatory Balancing Accounts [Abstract]
Schedule Of Regulatory Balancing Accounts

SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Overcollected	$643	$709	$340	$419	$303	$290
Undercollected	(897)	(642)	(735)	(457)	(162)	(185)
Net (receivable) payable(1)	$(254)	$67	$(395)	$(38)	$141	$105
(1)	At December 31, 2012 and 2011, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheet.

Schedule Of Regulatory Assets (Liabilities) [Abstract]
Schedule Of Regulatory Assets (Liabilities)
REGULATORY ASSETS (LIABILITIES) AT DECEMBER 31
(Dollars in millions)
	2012	2011
SDG&E
Fixed-price contracts and other derivatives	$149	$258
Costs related to wildfire litigation	364	594
Deferred taxes recoverable in rates	718	570
Pension and other postretirement benefit obligations	303	309
Removal obligations(1)	(1,603)	(1,462)
Unamortized loss on reacquired debt, net	16	20
Environmental costs	16	17
Legacy meters	90	91
Sunrise Powerlink fire mitigation	117	―
Other	23	43
Total SDG&E	193	440
SoCalGas
Pension and other postretirement benefit obligations	835	808
Employee benefit costs	58	66
Removal obligations(1)	(1,103)	(1,075)
Deferred taxes recoverable (refundable) in rates	38	(87)
Unamortized loss on reacquired debt, net	17	20
Environmental costs	14	21
Workers’ compensation	27	44
Other	(2)	(5)
Total SoCalGas	(116)	(208)
Other Sempra Energy
Mobile Gas regulatory assets	20	10
Mobile Gas regulatory liabilities	(15)	(15)
Willmut Gas	(2)	―
Ecogas	1	3
Total Other Sempra Energy	4	(2)
Total Sempra Energy Consolidated	$81	$230
(1)	Related to obligations discussed below in “Asset Retirement Obligations.”

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31
(Dollars in millions)
	2012			2011
	Sempra			Sempra
	Energy			Energy
	Consolidated	SDG&E	SoCalGas	Consolidated	SDG&E	SoCalGas
Current regulatory assets	$62	$49	$4	$89	$78	$9
Noncurrent regulatory assets	2,742	1,747	983	2,780	1,824	945
Current regulatory liabilities(1)	(2)	―	―	(1)	―	―
Noncurrent regulatory liabilities	(2,721)	(1,603)	(1,103)	(2,638)	(1,462)	(1,162)
Total	$81	$193	$(116)	$230	$440	$(208)
(1)	Included in Other Current Liabilities.

Schedule Of Receivables Collection Allowances [Abstract]
Schedule Of Receivables Collection Allowances
COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
Allowances for collection of receivables at January 1	$29	$29	$27
Provisions for uncollectible accounts	21	20	22
Write-offs of uncollectible accounts	(19)	(20)	(20)
Allowances for collection of receivables at December 31	$31	$29	$29
SDG&E
Allowances for collection of receivables at January 1	$6	$5	$4
Provisions for uncollectible accounts	5	8	7
Write-offs of uncollectible accounts	(5)	(7)	(6)
Allowances for collection of receivables at December 31	$6	$6	$5
SoCalGas
Allowances for collection of receivables at January 1	$12	$14	$16
Provisions for uncollectible accounts	12	8	8
Write-offs of uncollectible accounts	(10)	(10)	(10)
Allowances for collection of receivables at December 31	$14	$12	$14

Schedule Of Inventory Balances [Abstract]
Schedule Of Inventory Balances
INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Natural Gas			LNG			Materials and supplies		Total
	2012	2011		2012	2011		2012	2011	2012	2011
SDG&E	$3	$6	$	―	$	―	$79	$76	$82	$82
SoCalGas	128	128		―		―	23	23	151	151
Sempra South American Utilities	―	―		―		―	34	36	34	36
Sempra Mexico	―	―		8		10	8	7	16	17
Sempra Renewables	―	―		―		―	3	―	3	―
Sempra Natural Gas	109	47		8		4	5	9	122	60
Sempra Energy Consolidated	$240	$181		$16		$14	$152	$151	$408	$346

Schedule Of Property Plant And Equipment By Major Functional Category [Abstract]
Schedule Of Property Plant And Equipment By Major Functional Category
PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, Plant
	and Equipment at		Depreciation rates for
	December 31,		years ended December 31,
	2012	2011	2012	2011	2010
SDG&E:
Natural gas operations	$1,406	$1,349	3.20%	3.15%	3.00%
Electric distribution	5,217	4,894	4.15	4.13	4.06
Electric transmission	3,714	1,938	2.63	2.74	2.70
Electric generation(1)	2,242	2,166	4.68	4.92	4.30
Other electric(2)	679	604	7.92	8.26	8.19
Construction work in progress	866	2,052	NA	NA	NA
Total SDG&E	14,124	13,003
SoCalGas:
Natural gas operations(3)	10,756	10,055	3.74	3.62	3.54
Other non-utility	129	129	1.36	1.62	1.74
Construction work in progress	302	381	NA	NA	NA
Total SoCalGas	11,187	10,565

			Estimated		Weighted Average
Other operating units and parent(4):			Useful Lives		Useful Life
Land and land rights	298	292	20 to 50 years(5)		47
Machinery and equipment:
Utility electric distribution operations	1,459	1,267	10 to 46 years		40
Generating plants	1,568	1,278	3 to 50 years		32
LNG terminals	2,061	2,059	3 to 50 years		47
Pipelines and storage	1,634	1,510	3 to 50 years		45
Other	241	168	2 to 50 years		15
Construction work in progress	692	849	NA		NA
Other	264	201	3 to 80 years		31
	8,217	7,624
Total Sempra Energy Consolidated	$33,528	$31,192
(1)					Includes capital lease assets of $183 million at both December 31, 2012 and 2011, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
(2)					Includes capital lease assets of $23 million and $26 million at December 31, 2012 and 2011, respectively.
(3)					Includes capital lease assets of $32 million and $33 million at December 31, 2012 and 2011, respectively.
(4)					December 31, 2012 balances include $144 million, $171 million and $18 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $126 million and $163 million of utility plant, primarily pipelines and other distribution assets, at Ecogas and Mobile Gas, respectively.
(5)					Estimated useful lives are for land rights.

Schedule Of Accumulated Depreciation And Decommissioning Amounts [Abstract]
Schedule Of Accumulated Depreciation And Decommissioning Amounts
ACCUMULATED DEPRECIATION AND DECOMMISSIONING AMOUNTS
(Dollars in millions)
	December 31,
	2012	2011
SDG&E:
Accumulated depreciation and decommissioning of utility plant in service:
Electric(1)	$2,660	$2,387
Natural gas	601	576
Total SDG&E	3,261	2,963
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	4,067	3,863
Accumulated depreciation – other non-utility	103	102
Total SoCalGas	4,170	3,965
Other operating units and parent:
Accumulated depreciation – other(3)	806	755
Accumulated depreciation of utility electric distribution operations	100	44
	906	799
Total Sempra Energy Consolidated	$8,337	$7,727
(1)	Includes accumulated depreciation for assets under capital lease of $21 million and $16 million at December 31, 2012 and 2011, respectively.
(2)	Includes accumulated depreciation for assets under capital lease of $28 million and $22 million at December 31, 2012 and 2011, respectively.
(3)	December 31, 2012 balances include $34 million, $21 million and $1 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $28 million and $15 million of accumulated depreciation for utility plant at Ecogas and Mobile Gas, respectively.

Schedule Of Capitalized Financing Costs [Abstract]
Schedule Of Capitalized Financing Costs
CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated:
AFUDC related to debt	$38	$40	$24
AFUDC related to equity	96	99	57
Other capitalized financing costs	52	26	33
Total Sempra Energy Consolidated	$186	$165	$114
SDG&E:
AFUDC related to debt	$30	$33	$18
AFUDC related to equity	71	80	43
Total SDG&E	$101	$113	$61
SoCalGas:
AFUDC related to debt	$8	$7	$6
AFUDC related to equity	25	19	14
Other capitalized financing costs	1	―	―
Total SoCalGas	$34	$26	$20

Schedule Of Long Lived Assets Held For Sale [Abstract]
Schedule Of Long-lived Assets Held For Sale
(Dollars in millions)	2012
Property, plant, and equipment, net	$292
Inventories	4
Total assets held for sale	296
Liability held for sale - asset retirement obligation(1)	(5)
Total	$291
(1)	Included in Other Current Liabilities on the Consolidated Balance Sheet.

Schedule Of Goodwill [Abstract]
Schedule Of Goodwill
GOODWILL
(Dollars in millions)
		Sempra
	South American		Sempra	Sempra
		Utilities	Mexico	Natural Gas	Total
Balance at December 31, 2010	$	―	$25	$62	$87
Acquisition of subsidiaries		975	―	―	975
Foreign currency translation(1)		(26)	―	―	(26)
Balance at December 31, 2011		949	25	62	1,036
Acquisition of subsidiary		―	―	10	10
Foreign currency translation(1)		65	―	―	65
Balance at December 31, 2012		$1,014	$25	$72	$1,111
(1)	We record the offset of this fluctuation to other comprehensive income.

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Abstract]
Schedule Of Other Intangible Assets
OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period	December 31,	December 31,
	(years)	2012	2011
Storage rights	46	$138	$138
Development rights	50	322	322
Other	15 years to indefinite	19	21
		479	481
Less accumulated amortization:
Storage rights		(13)	(10)
Development rights		(27)	(21)
Other		(3)	(2)
		(43)	(33)
Total		$436	$448

Schedule Of Variable Interest Entities [Abstract]
Schedule Of Variable Interest Entities
AMOUNTS ASSOCIATED WITH OTAY MESA VIE
(Dollars in millions)
			December 31,
			2012		2011
Cash and cash equivalents				$8	$12
Restricted cash				10	7
Accounts receivable - trade, net				―	7
Inventories				2	2
Other				1	1
Total current assets				21	29
Restricted cash				22	22
Sundry				5	6
Property, plant and equipment, net				466	494
Total assets				$514	$551

Current portion of long-term debt				$10	$10
Fixed-price contracts and other derivatives				17	16
Other				8	9
Total current liabilities				35	35
Long-term debt				335	345
Fixed-price contracts and other derivatives				64	65
Deferred credits and other				4	4
Other noncontrolling interest				76	102
Total liabilities and equity				$514	$551

	Years ended December 31,
	2012		2011		2010
Operating revenues
Electric	$	―	$	―	$(1)
Natural gas		―		―	(3)
Total operating revenues		―		―	(4)
Operating expenses
Cost of electric fuel and purchased power		(83)		(72)	(82)
Operation and maintenance		19		19	20
Depreciation and amortization		26		22	26
Total operating expenses		(38)		(31)	(36)
Operating income		38		31	32
Other (expense) income, net		(1)		(1)	(34)
Interest expense		(11)		(11)	(14)
Income (loss) before income taxes/Net income (loss)		26		19	(16)
(Earnings) losses attributable to noncontrolling interest		(26)		(19)	16
Earnings	$	―	$	―	$ ―

Schedule Of Changes In Asset Retirement Obligations [Abstract]
Schedule Of Changes In Asset Retirement Obligations
CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Balance as of January 1(1)	$1,925	$1,468	$698	$623	$1,175	$803
Accretion expense	92	82	42	38	48	41
Liabilities incurred	21	12	―	3	―	―
Reclassification(2)	(5)	―	―	―	―	―
Payments	(2)	(1)	―	―	(1)	―
Revisions(3)	25	364	1	34	31	331
Balance as of December 31(1)	$2,056	$1,925	$741	$698	$1,253	$1,175
(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
(2)	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheets, as we discuss in "Assets Held for Sale" above.
(3)	The increase in obligations at SDG&E and SoCalGas for revisions in 2011 resulted from changes in assets in service and a decrease in the discount rate from 5.13 percent in 2010 to 4.00 percent in 2011, based on the risk-free rate plus an estimated credit spread.

Schedule Of Accumulated Other Comprehensive Income [Abstract]
Schedule Of Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) AND
ASSOCIATED INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Accumulated Other Comprehensive Income (Loss)		Income Tax Expense (Benefit)
	2012	2011	2012		2011
Sempra Energy Consolidated
Foreign currency translation loss	$(240)	$(359)	$	―	$(3)
Financial instruments	(35)	(31)		(24)	(22)
Unamortized net actuarial loss	(102)	(100)		(70)	(68)
Unamortized prior service credit	1	1		1	1
Balance as of December 31	$(376)	$(489)		$(93)	$(92)
SDG&E
Unamortized net actuarial loss	$(12)	$(11)		$(8)	$(8)
Unamortized prior service credit	1	1		1	1
Balance as of December 31	$(11)	$(10)		$(7)	$(7)
SoCalGas
Financial instruments	$(15)	$(16)		$(10)	$(11)
Unamortized net actuarial loss	(4)	(6)		(1)	(4)
Unamortized prior service credit	1	1		―	―
Balance as of December 31	$(18)	$(21)		$(11)	$(15)

Schedule Of Noncontrolling Interests [Abstract]
Schedule Of Noncontrolling Interests
OTHER NONCONTROLLING INTERESTS AS OF DECEMBER 31
(Dollars in millions)
	Percent Ownership Held by Others	2012	2011
Otay Mesa VIE (at SDG&E)	100%	$76	$102
Chilquinta Energía subsidiaries	24 - 43	29	34
Luz del Sur	20	236	216
Tecsur	10	4	4
Bay Gas Storage Company, Ltd.(1)	9	20	17
Liberty Gas Storage, LLC(1)	25	15	9
Southern Gas Transmission Company(1)	49	1	1
Total Sempra Energy		$381	$383
(1)	Part of Sempra Natural Gas.

Schedule Of Utilities Revenues [Abstract]
Schedule Of Utilities Revenues
TOTAL UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Natural gas revenues	$3,873	$4,489	$4,491
Electric revenues	4,568	3,833	2,528
Total	$8,441	$8,322	$7,019
(1) Excludes intercompany revenues.

Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Abstract]
Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Text Block]
		Upward (downward) adjustment to investments
Investment	Currency	2011(1)	2010
Chilquinta Energía	Chilean Peso	$(10)	$34
Luz del Sur	Peruvian Nuevo Sol	―	5
(1)		As discussed in Note 3, the cumulative foreign currency translation adjustment balances totaling $54 million in Accumulated Other Comprehensive Income (Loss) as of April 6, 2011 were reclassified to net income as a result of the gain on the remeasurement of our equity method investments in Chilquinta Energía and Luz del Sur during the second quarter of 2011.

Schedule Of Foreign Currency Transaction Gain (Loss) [Abstract]
Schedule Of Foreign Currency Transaction Gain (Loss) [Text Block]
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Currency transaction gain	$9	$11	$4

Schedule Of Due To And From Affiliates [Abstract]
Schedule Of Amounts Due To and From Affiliates at SDG&E and SoCalGas
AMOUNTS DUE TO AND FROM AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	December 31,
	2012	2011
SDG&E
Current:
Due from SoCalGas	$37	$2
Due from various affiliates	2	65
	$39	$67

Due to Sempra Energy	$19	$14

Income taxes due from Sempra Energy(1)	$12	$97

SoCalGas
Current:
Due from Sempra Energy	$24	$23
Due from various affiliates	―	17
	$24	$40

Due to SDG&E	$37	$2

Income taxes due from Sempra Energy(1)	$99	$17
(1)	SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies’ having always filed a separate return.

Schedule Of Revenues From Affiliates [Abstract]
Schedule Of Revenues From Unconsolidated Affiliates at the SDG&E and SoCalGas
REVENUES FROM UNCONSOLIDATED AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
SDG&E	$9	$7	$8
SoCalGas	46	53	44

Schedule Of Transactions With Joint Venture [Abstract]
Schedule Of Amounts Recorded For Transactions with RBS Sempra Commodities
AMOUNTS RECORDED FOR TRANSACTIONS WITH RBS SEMPRA COMMODITIES
(Dollars in millions)
	Years ended December 31,
	2011(1)		2010
Revenues:
SoCalGas	$	―	$14
Sempra Mexico		37	82
Sempra Natural Gas		7	184

Cost of natural gas:
SDG&E	$	―	$3
SoCalGas		―	36
Sempra Mexico		74	193
Sempra Natural Gas		3	177
(1)			With the exception of Sempra Mexico, whose contract with RBS Sempra Commodities expired in July 2011, amounts only include activities prior to May 1, 2011, the date by which substantially all the contracts with RBS Sempra Commodities were assigned to buyers of the joint venture businesses.

Schedule Of Other Income (Expense) [Abstract]
Schedule Of Other Income (Expense)
OTHER INCOME, NET
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$96	$99	$57
Investment gains(1)	41	22	35
Gains (losses) on interest rate and foreign exchange instruments(2)	10	(14)	(24)
Regulatory interest income, net(3)	1	2	1
Sundry, net(4)	24	21	71
Total	$172	$130	$140
SDG&E:
Allowance for equity funds used during construction	$71	$80	$43
Regulatory interest income, net(3)	2	2	―
Losses on interest rate instruments(5)	―	(1)	(34)
Sundry, net	(4)	(2)	1
Total	$69	$79	$10
SoCalGas:
Allowance for equity funds used during construction	$25	$19	$14
Regulatory interest (expense) income, net(3)	(1)	―	1
Sundry, net	(7)	(6)	(3)
Total	$17	$13	$12
(1)	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
(2)	Sempra Energy Consolidated includes Otay Mesa VIE and additional instruments.
(3)	Interest on regulatory balancing accounts.
(4)	Amount in 2010 includes proceeds of $48 million from a legal settlement.
(5) Related to Otay Mesa VIE.

RECENT INVESTMENT ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2012
Proforma Revenue (Tables) [Abstract]
Schedule of Proforma Revenue [Text Block]
	Years ended December 31,
(Dollars in millions)	2011	2010
Revenues	$10,379	$10,277
Earnings(1)	1,079	1,062
(1)	Pro forma earnings for 2010 include the $277 million gain related to the remeasurement of equity method investments, and accordingly, pro forma earnings for 2011 exclude the gain.

Purchase Price Allocation (Tables) [Abstract]
Schedule of Purchase Price Allocation [Text Block]
PURCHASE PRICE ALLOCATION
(Dollars in millions)
	At April 6, 2011
				Other
	Chilean	Peruvian		holding
	entities	entities		companies	Total
Fair value of businesses acquired:
Cash consideration (fair value of total
consideration)	$495	$385		$8	$888
Fair value of equity method
investments immediately prior to
the acquisition	495	385		2	882
Fair value of noncontrolling interests	37	242		―	279
Total fair value of businesses acquired	1,027	1,012		10	2,049

Recognized amounts of identifiable assets
acquired and liabilities assumed:
Cash	219	22		4	245
Property, plant and equipment	555	931		―	1,486
Long-term debt	(305)	(179)		―	(484)
Other net assets (liabilities) acquired	44	(223)		6	(173)
Total identifiable net assets	513	551		10	1,074
Goodwill	$514	$461	$	―	$975

Recent Investment Activity (Tables) [Abstract]
Schedule of Business Acquisitions, by Acquisition
(Dollars in millions)	At April 30, 2010
Cash consideration (fair value of total consideration)	$307
Recognized amounts of identifiable assets acquired and liabilities assumed:
Investment in equity method investee	256
Other net assets acquired	33
Total identifiable net assets	289
Goodwill(1)	$18
(1)	The goodwill, which represents the residual of the consideration paid over the identifiable net assets, is assigned to the Sempra Mexico segment and is attributed to the strategic value of the transaction. None of the goodwill recorded is deductible in Mexico for income tax purposes.

INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Equity Method And Other Investments [Abstract]
Schedule Of Equity Method And Other Investments
EQUITY METHOD AND OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	Investment at December 31,
	2012	2011
Sempra Mexico:
Gasoductos de Chihuahua	$340	$302
Sempra Renewables:
Auwahi Wind	72	11
Cedar Creek 2 Wind Farm	93	95
Fowler Ridge 2 Wind Farm	47	50
Flat Ridge 2 Wind Farm	291	146
Mehoopany Wind Farm	89	88
Sempra Natural Gas:
Rockies Express Pipeline LLC	361	800
Parent and other:
RBS Sempra Commodities LLP	126	126
Other	8	11
Total equity method investments	1,427	1,629
Other(1)	89	42
Total	$1,516	$1,671
(1)	Other includes Sempra South American Utilities' $11 million in real estate investments at both December 31, 2012 and 2011, and Sempra Natural Gas' $74 million and $21 million investment in industrial development bonds at Mississippi Hub at December 31, 2012 and 2011, respectively.

Schedule Of Equity Earnings [Abstract]
Schedule Of Equity Earnings
EQUITY METHOD INVESTMENTS ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Years ended December 31,
	2012		2011		2010
Earnings (losses) recorded before income tax:
Parent and other:
Impairments	$	―		$(16)		$(305)
Other equity losses		―		(8)		(9)
Total RBS Sempra Commodities LLP	$	―		$(24)		$(314)
Sempra Natural Gas:
Impairment		$(400)	$	―	$	―
Income tax make-whole payment received		41		―		―
Other equity earnings		47		43		43
Total Rockies Express Pipeline LLC		$(312)		$43		$43
Sempra Renewables:
Cedar Creek 2 Wind Farm		$(4)		$(2)	$	―
Fowler Ridge 2 Wind Farm		(3)		(4)		1
Flat Ridge 2 Wind Farm		1		―		―
Sempra Natural Gas:
Elk Hills Power		―		―		(13)
Parent and other:
Other		(1)		(4)		(9)
Total other		$(7)		$(10)		$(21)

Earnings (losses) recorded net of income tax:
Sempra South American Utilities:
Sodigas Pampeana and Sodigas Sur	$	―		$(1)		$(44)
Chilquinta Energía(1)		―		12		33
Luz del Sur(1)		―		12		41
Sempra Mexico:
Gasoductos de Chihuahua		36		29		19
		$36		$52		$49
(1)	These investments were accounted for under the equity method until April 6, 2011, when they became consolidated entities upon our acquisition of additional ownership interests.

DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long Term Debt [Abstract]
Schedule Of Long-term Debt
LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2012	2011
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$14	$14
5.3% November 15, 2015	250	250
1.65% July 1, 2018(1)	161	161
5.85% June 1, 2021(1)	60	60
3% August 15, 2021	350	350
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
4% May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	250
4.3% April 1, 2042	250	―
	3,536	3,286
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014	130	130
5.3% Notes July 1, 2021(1)	39	39
5.5% Notes December 1, 2021(1)	60	60
4.9% Notes March 1, 2023(1)	25	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by plant assets)	345	355
Capital lease obligations:
Purchased-power agreements	178	180
Other	7	13
	784	802
	4,320	4,088
Current portion of long-term debt	(16)	(19)
Unamortized discount on long-term debt	(12)	(11)
Total SDG&E	4,292	4,058

SoCalGas
First mortgage bonds:
4.8% October 1, 2012	―	250
5.5% March 15, 2014	250	250
5.45% April 15, 2018	250	250
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
3.75% September 15, 2042	350	―
	1,400	1,300
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)	8	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	4	11
	17	24
	1,417	1,324
Current portion of long-term debt	(4)	(257)
Unamortized discount on long-term debt	(4)	(3)
Total SoCalGas	1,409	1,064

LONG-TERM DEBT (Continued)
(Dollars in millions)
	December 31,
	2012	2011
Sempra Energy
Other long-term debt (unsecured):
6% Notes February 1, 2013	400	400
8.9% Notes November 15, 2013, including $200 at variable rates after fixed-to-floating
rate swaps effective January 2011 (8.05% at December 31, 2012)	250	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.07% at December 31, 2012) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.64% at December 31, 2012)	750	750
2.3% Notes April 1, 2017	600	―
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	―
6% Notes October 15, 2039	750	750
Employee Stock Ownership Plan Bonds at variable rates payable on demand November 1, 2014(1)	―	8
Market value adjustments for interest rate swaps, net (expire November 2013 and June 2016)	19	16
Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.62% weighted average at December 31, 2012)	300	400
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
2.75% Series A Bonds October 30, 2014(1)	86	24
4.25% Series B Bonds October 30, 2030(1)	224	202
Luz del Sur
Bank loans 6.2% to 6.75% payable 2013 through December 2016	31	41
Notes at 4.75% to 7.09% payable 2013 through October 2022	284	185
Sempra Renewables
Other long-term debt (secured):
Loan at variable rates payable 2013 through December 2028, including $83 at 4.54%
after floating-to-fixed rate swaps effective June 2012 (2.82% at December 31, 2012)(1)	111	―
Loans at 2.24% to 2.26% payable 2013 through January 2031	286	―
Sempra Natural Gas
First mortgage bonds (Mobile Gas):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% payable 2013(1)(2)	17	24
9% Notes May 13, 2013	1	1
8.45% Notes payable 2013 through December 2017, secured	25	29
4.5% Notes July 1, 2024, secured(1)	74	21
Industrial development bonds at variable rates (0.15% at December 31, 2012)
August 15, 2037, secured(1)	55	55
	6,625	5,018
Current portion of long-term debt	(705)	(60)
Unamortized discount on long-term debt	(8)	(9)
Unamortized premium on long-term debt	8	7
Total other Sempra Energy	5,920	4,956
Total Sempra Energy Consolidated	$11,621	$10,078
(1)	Callable long-term debt.
(2)	Classified as long-term debt based on management's intent and ability to convert the debt to equity upon maturity.

Schedule Of Maturities Of Long Term Debt [Abstract]
Schedule Of Maturities Of Long-term Debt
MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2013	$10	$	―	$721	$731
2014	140		250	970	1,360
2015	274		―	70	344
2016	10		8	796	814
2017	10		―	649	659
Thereafter	3,691		1,155	3,400	8,246
Total	$4,135		$1,413	$6,606	$12,154
(1)	Excludes capital lease obligations and market value adjustments for interest rate swaps.

Schedule Of Callable Long Term Debt [Abstract]
Schedule Of Callable Long-term Debt
CALLABLE LONG-TERM DEBT
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2013	$105	$	―	$343	$448
2014	124		―	224	348
2015	266		―	―	266
2016	―		8	―	8
2017	75		―	―	75
after 2017	176		―	―	176
Total	$746		$8	$567	$1,321
Callable bonds subject to make-whole provisions	$2,900		$1,400	$4,837	$9,137

Schedule Of Segment Long Term Debt [Abstract]
Schedule of segment long-term debt
2012 ISSUANCES OF LONG TERM DEBT – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month Issued	Issuance	Interest Rate	Maturity Date
February	$21	5.97%	February 8, 2017
February	9	6.34%	February 8, 2019
July	25	5.44%	July 6, 2019
October	30	5.25%	October 29, 2022
December	30	4.75%	December 14, 2020

FACILITIES UNDER JOINT OWNERSHIP (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Jointly Owned Utility Plants [Abstract]
Schedule of Jointly Owned Utility Plants
		Southwest
(Dollars in millions)	SONGS	Powerlink
Percentage ownership	20%	91%
Utility plant in service	$351	$330
Accumulated depreciation and amortization	65	198
Construction work in progress	115	11

Schedule Of Nuclear Decommissioning Trusts Investments [Abstract]
Schedule Of Nuclear Decommissioning Trusts Investments
NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
As of December 31, 2012:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$147	$9	$ ―	$156
Municipal bonds(2)	57	6	―	63
Other securities(3)	121	10	(1)	130
Total debt securities	325	25	(1)	349
Equity securities	249	292	(2)	539
Cash and cash equivalents	20	―	―	20
Total	$594	$317	$(3)	$908
As of December 31, 2011:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$157	$13	$ ―	$170
Municipal bonds	72	5	―	77
Other securities	76	3	(1)	78
Total debt securities	305	21	(1)	325
Equity securities	246	227	(5)	468
Cash and cash equivalents	11	―	―	11
Total	$562	$248	$(6)	$804
(1) Maturity dates are 2013-2043.
(2) Maturity dates are 2013-2111.
(3) Maturity dates are 2013-2112.

Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts [Abstract]
Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts
SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Proceeds from sales(1)	$723	$715	$351
Gross realized gains	21	75	11
Gross realized losses	(13)	(52)	(11)
(1)	Excludes securities that are held to maturity.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Effective Income Tax Rate Reconciliation [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation
RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	6	3	6
State income taxes, net of federal income tax benefit	(1)	2	―
Tax credits	(7)	(1)	(3)
Allowance for equity funds used during construction	(4)	(2)	(3)
Non-U.S. earnings taxed at lower statutory income tax rates	(4)	(8)	(12)
Adjustments to prior years’ income tax items	(1)	―	(3)
Utility repairs expenditures	(8)	(1)	(2)
Self-developed software expenditures	(5)	(3)	(5)
Mexican foreign exchange and inflation effects	1	(1)	2
Variable interest entities	(1)	―	1
Life insurance contracts	(7)	―	―
Impact of change in income tax law	―	―	2
Impact of impairment of an equity method investment	―	―	(2)
Other, net	2	(1)	1
Effective income tax rate	6%	23%	17%
SDG&E
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	4	4	5
State income taxes, net of federal income tax benefit	4	5	4
Allowance for equity funds used during construction	(4)	(4)	(3)
Adjustments to prior years’ income tax items	(3)	―	(3)
Utility repairs expenditures	(4)	(1)	(2)
Self-developed software expenditures	(3)	(3)	(2)
Variable interest entity	(1)	(1)	1
Impact of change in income tax law	―	―	1
Other, net	(1)	(1)	(3)
Effective income tax rate	27%	34%	33%
SoCalGas
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	7	6	5
State income taxes, net of federal income tax benefit	3	4	4
Utility repairs expenditures	(12)	―	―
Self-developed software expenditures	(9)	(7)	(6)
Allowance for equity funds used during construction	(2)	(2)	(1)
Impact of change in income tax law	―	―	3
Other, net	(1)	(3)	(2)
Effective income tax rate	21%	33%	38%

Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Abstract]
Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Text Block]
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
U.S.	$442	$1,011	$448
Non-U.S.	501	712	339
Total	$943	$1,723	$787

Schedule Of Components Of Income Tax Expense [Abstract]
Schedule Of Components Of Income Tax Expense
INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
Current:
U.S. Federal	$(36)	$76	$69
U.S. State	(6)	(3)	(3)
Non-U.S.	144	149	30
Total	102	222	96
Deferred:
U.S. Federal	(63)	176	(18)
U.S. State	3	43	32
Non-U.S.	20	(45)	27
Total	(40)	174	41
Deferred investment tax credits	(3)	(2)	(4)
Total income tax expense	$59	$394	$133
SDG&E
Current:
U.S. Federal	$(109)	$(59)	$69
U.S. State	14	6	52
Total	(95)	(53)	121
Deferred:
U.S. Federal	255	253	75
U.S. State	30	36	(21)
Total	285	289	54
Deferred investment tax credits	―	1	(2)
Total income tax expense	$190	$237	$173
SoCalGas
Current:
U.S. Federal	$(73)	$(6)	$43
U.S. State	24	19	26
Total	(49)	13	69
Deferred:
U.S. Federal	136	128	108
U.S. State	(6)	5	2
Total	130	133	110
Deferred investment tax credits	(2)	(3)	(3)
Total income tax expense	$79	$143	$176

Schedule Of Components Of Deferred Tax Assets And Liabilities [Abstract]
Schedule Of Components Of Deferred Tax Assets And Liabilities
DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2012	2011
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$3,710	$2,360
Regulatory balancing accounts	770	456
Unrealized revenue	3	13
Loss on reacquired debt	9	12
Property taxes	46	43
Difference in financial and tax bases of partnership interests	118	152
Other deferred income tax liabilities	55	30
Total deferred income tax liabilities	4,711	3,066
Deferred income tax assets:
Investment tax credits	67	22
Equity losses	16	16
Net operating losses	1,898	811
Compensation-related items	156	140
Postretirement benefits	587	361
Other deferred income tax assets	90	34
State income taxes	58	58
Bad debt allowance	8	8
Litigation and other accruals not yet deductible	7	5
Deferred income tax assets before valuation allowances	2,887	1,455
Less: valuation allowances	128	82
Total deferred income tax assets	2,759	1,373
Net deferred income tax liability	$1,952	$1,693
Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

DEFERRED INCOME TAXES FOR SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2012	2011	2012	2011
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$1,947	$1,152	$938	$632
Regulatory balancing accounts	344	230	439	236
Loss on reacquired debt	4	5	7	8
Property taxes	32	30	15	14
Other	22	19	―	1
Total deferred income tax liabilities	2,349	1,436	1,399	891
Deferred income tax assets:
Net operating losses	446	―	34	―
Postretirement benefits	137	115	370	161
Investment tax credits	16	17	14	16
Compensation-related items	14	15	48	39
State income taxes	31	24	18	18
Litigation and other accruals not yet deductible	38	33	21	22
Hedging transaction	1	―	7	7
Other	4	3	9	8
Total deferred income tax assets	687	207	521	271
Net deferred income tax liability	$1,662	$1,229	$878	$620
Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

NET DEFERRED INCOME TAX LIABILITY
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Current (asset) liability	$(148)	$173	$26	$62	$(3)	$44
Noncurrent liability	2,100	1,520	1,636	1,167	881	576
Total	$1,952	$1,693	$1,662	$1,229	$878	$620

Income Tax Uncertainties [Abstract]
Summary of Income Tax Contingencies
SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E			SoCalGas
	2012	2011	2010	2012	2011	2010	2012	2011		2010
Total	$82	$72	$97	$12	$7	$5	$5	$	―	$8
Of the total, amounts related to tax
positions that, if recognized, in
future years, would:
decrease the effective tax rate	$(81)	$(72)	$(76)	$(12)	$(7)	$(5)	$(5)	$	―	$(1)
increase the effective tax rate	16	7	5	12	7	5	4		―	―

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2012		2011		2010
Sempra Energy Consolidated:
Balance as of January 1		$72		$97	$94
Increase in prior period tax positions		2		7	29
Decrease in prior period tax positions		(1)		(26)	(4)
Increase in current period tax positions		10		3	5
Settlements with taxing authorities		(1)		(9)	(9)
Expirations of statutes of limitations		―		―	(18)
Balance as of December 31		$82		$72	$97
SDG&E:
Balance as of January 1		$7		$5	$14
Increase in prior period tax positions		1		―	―
Decrease in prior period tax positions		―		―	(3)
Increase in current period tax positions		4		2	3
Settlements with taxing authorities		―		―	(9)
Balance as of December 31		$12		$7	$5
SoCalGas:
Balance as of January 1	$	―		$8	$11
Increase in prior period tax positions		―		2	5
Increase in current period tax positions		5		―	―
Settlements with taxing authorities		―		(10)	―
Expirations of statutes of limitations		―		―	(8)
Balance as of December 31		$5	$	―	$8

INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated				SDG&E					SoCalGas
	2012		2011	2010	2012		2011		2010	2012		2011	2010
Interest expense (benefit)	$	―	$(3)	$4	$	―	$	―	$3	$	―	$(1)	$1
Penalties		―	(1)	―		―		―	―		―	―	―

ACCRUED INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Interest expense	$3	$3	$1	$1	$1	$1
Penalties	3	3	―	―	―	―

Summary Of Positions For Which Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Abstract]
Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible
POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2012		2011		2010
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments		$(7)		$(7)		$(6)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		(10)		―		(35)
		$(17)		$(7)		$(41)
SDG&E:
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		$(5)	$	―	$	―
SoCalGas:
Expiration of statutes of limitations on tax assessments	$	―	$	―		$(5)
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities		(4)		―		―
		$(4)	$	―		$(5)

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Defined Benefit Plans Change In Benefit Obligation And Fair Value Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Change In Benefit Obligation And Fair Value Of Plan Assets
PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,406	$3,124	$1,160	$1,139
Service cost	90	83	25	31
Interest cost	162	168	52	65
Plan amendments	8	―	(56)	4
Actuarial loss (gain)	374	224	(25)	(42)
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Acquisitions	―	20	―	5
Foreign currency adjustments	―	(2)	―	―
Settlements	(19)	(34)	―	―
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	3,804	3,406	1,115	1,160

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,332	2,354	778	746
Actual return on plan assets	339	(23)	97	4
Employer contributions	123	212	39	72
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Settlements	(19)	(34)	―	―
Fair value of plan assets at December 31	2,558	2,332	873	778
Funded status at December 31	$(1,246)	$(1,074)	$(242)	$(382)
Net recorded liability at December 31	$(1,246)	$(1,074)	$(242)	$(382)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$981	$949	$182	$175
Service cost	28	28	7	7
Interest cost	45	49	9	10
Plan amendments	1	―	(2)	2
Actuarial loss (gain)	87	27	(5)	(5)
Settlements	―	(1)	―	―
Transfer of liability to other plans	―	(19)	―	(2)
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Net obligation at December 31	1,067	981	185	182

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	712	713	106	99
Actual return on plan assets	99	(7)	13	(1)
Employer contributions	45	69	13	15
Transfer of assets to other plans	―	(10)	―	(2)
Settlements	―	(1)	―	―
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Fair value of plan assets at December 31	781	712	126	106
Funded status at December 31	$(286)	$(269)	$(59)	$(76)
Net recorded liability at December 31	$(286)	$(269)	$(59)	$(76)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$2,017	$1,786	$921	$920
Service cost	53	46	16	22
Interest cost	99	99	41	53
Plan amendments	7	―	(54)	1
Actuarial loss (gain)	245	171	(19)	(46)
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Settlements	(2)	(4)	―	―
Transfer of liability from other plans	―	26	―	5
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	2,299	2,017	873	921

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,443	1,456	658	632
Actual return on plan assets	213	(12)	83	4
Employer contributions	47	95	23	55
Transfer of assets from other plans	―	15	―	3
Settlements	(2)	(4)	―	―
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Fair value of plan assets at December 31	1,581	1,443	732	658
Funded status at December 31	$(718)	$(574)	$(141)	$(263)
Net recorded liability at December 31	$(718)	$(574)	$(141)	$(263)

Schedule Of Defined Benefit Plans Amounts Recognized In Balance Sheet [Abstract]
Schedule Of Defined Benefit Plans, Amounts Recognized In Balance Sheet
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2012	2011	2012		2011
Sempra Energy Consolidated
Current liabilities	$(31)	$(31)		$(1)		$(2)
Noncurrent liabilities	(1,215)	(1,043)		(241)		(380)
Net recorded liability	$(1,246)	$(1,074)		$(242)		$(382)
SDG&E
Current liabilities	$(5)	$(3)	$	―	$	―
Noncurrent liabilities	(281)	(266)		(59)		(76)
Net recorded liability	$(286)	$(269)		$(59)		$(76)
SoCalGas
Current liabilities	$(4)	$(4)	$	―	$	―
Noncurrent liabilities	(714)	(570)		(141)		(263)
Net recorded liability	$(718)	$(574)		$(141)		$(263)

Schedule Of Defined Benefit Plans Amounts In Accumulated Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Amounts In Accumulated Other Comprehensive Income
AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Sempra Energy Consolidated
Net actuarial loss	$(96)	$(92)	$(6)	$(8)
Prior service credit	1	1	―	―
Total	$(95)	$(91)	$(6)	$(8)
SDG&E
Net actuarial loss	$(12)	$(11)
Prior service credit	1	1
Total	$(11)	$(10)
SoCalGas
Net actuarial loss	$(4)	$(6)
Prior service credit	1	1
Total	$(3)	$(5)

Schedule Of Defined Benefit Plans Accumulated Benefit Obligation [Abstract]
Schedule Of Defined Benefit Plans, Accumulated Benefit Obligation
	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2012	2011	2012	2011	2012	2011
Accumulated benefit obligation	$3,530	$3,176	$1,041	$962	$2,080	$1,845

Schedule Of Defined Benefit Plans Pension Plans With Benefit Obligations In Excess Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Pension Plans With Benefit Obligations In Excess Of Plan Assets
(Dollars in millions)	2012	2011
Sempra Energy Consolidated
Projected benefit obligation	$3,544	$3,150
Accumulated benefit obligation	3,295	2,958
Fair value of plan assets	2,558	2,332
SDG&E
Projected benefit obligation	$1,025	$944
Accumulated benefit obligation	1,003	928
Fair value of plan assets	781	712
SoCalGas
Projected benefit obligation	$2,275	$1,987
Accumulated benefit obligation	2,057	1,818
Fair value of plan assets	1,581	1,443

Schedule Of Defined Benefit Plans Net Periodic Benefit Cost And Amounts Recognized In Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income
NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$90	$83	$83	$25	$31	$26
Interest cost	162	168	167	52	65	57
Expected return on assets	(155)	(144)	(143)	(53)	(48)	(46)
Amortization of:
Prior service cost (credit)	3	4	4	(4)	―	(1)
Actuarial loss	47	34	30	12	17	8
Regulatory adjustment	(29)	43	19	7	7	7
Settlement charge	8	13	―	―	―	―
Total net periodic benefit cost	126	201	160	39	72	51

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	19	23	(12)	(6)	7	(1)
Amortization of prior service credit	―	―	―	―	―	1
Amortization of actuarial loss	(9)	(10)	(10)	―	―	―
Total recognized in other comprehensive income	10	13	(22)	(6)	7	―
Total recognized in net periodic benefit cost and other comprehensive income	$136	$214	$138	$33	$79	$51

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$28	$28	$27	$7	$7	$6
Interest cost	45	49	47	9	10	9
Expected return on assets	(47)	(46)	(40)	(8)	(8)	(5)
Amortization of:
Prior service cost	2	1	1	4	4	4
Actuarial loss	14	9	12	―	―	―
Regulatory adjustment	6	31	13	1	2	2
Settlement charge	1	1	―	―	―	―
Total net periodic benefit cost	49	73	60	13	15	16

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss	2	1	2	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	1	―	1	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$50	$73	$61	$13	$15	$16

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$53	$46	$46	$16	$22	$18
Interest cost	99	99	98	41	53	46
Expected return on assets	(96)	(85)	(90)	(44)	(40)	(40)
Amortization of:
Prior service cost (credit)	2	2	2	(7)	(4)	(4)
Actuarial loss	23	17	10	11	17	7
Settlement charge	1	1	―	―	―	―
Regulatory adjustment	(36)	12	6	5	5	5
Total net periodic benefit cost	46	92	72	22	53	32

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	(4)	2	―	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	(5)	1	(1)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$41	$93	$71	$22	$53	$32

Schedule Of Defined Benefit Plans Assumptions Used In Calculations [Abstract]
Schedule Of Defined Benefit Plans, Assumptions Used In Calculations
WEIGHTED-AVERAGE ASSUMPTIONS

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE
BENEFIT OBLIGATION AS OF DECEMBER 31:
Discount rate	4.04%	4.95%	4.09%	5.11%
Rate of compensation increase	(1)	(1)	(1)	(1)

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET
PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Sempra Energy Consolidated
Discount rate	(2)	(3)	(4)	(5)
Expected return on plan assets	7.00%	7.00%	6.96%	6.25%
Rate of compensation increase	(6)	(6)	(1)	(1)
SDG&E
Discount rate	(7)	(7)	5.05%	5.05%
Expected return on plan assets	7.00%	7.00%	6.81%	6.69%
Rate of compensation increase	(8)	(8)	N/A	N/A
SoCalGas
Discount rate	(9)	(9)	5.15%	5.15%
Expected return on plan assets	7.00%	7.00%	7.00%	7.00%
Rate of compensation increase	(6)	(6)	(1)	(1)
(1)	4.50% for nonqualified pension plans and Executive Life plan. Qualified pension and other postretirement benefit plans, excluding the Executive Life plan, use an age-based table. 3.50% to 5.00% for the funded pension plan for SoCalGas' represented participants and 3.50% to 9.50% for all the other funded pension plans' participants using an age-based formula.
(2)	In addition to rates for SDG&E and SoCalGas plans, 4.93% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(3)	In addition to rates for SDG&E and SoCalGas plans, 5.14% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(4)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.88% for Mobile Gas, and 4.65% for Sempra Energy.
(5)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.80% for Mobile Gas, and 4.65% for Sempra Energy.
(6)	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans’ participants using an age-based formula.
(7)	4.70% for the unfunded pension plan. 4.80% for the funded pension plan.
(8)	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
(9)	4.70% for the unfunded pension plan. 5.05% for the funded pension plan.

Schedule Of Defined Benefit Plans Assumed Health Care Cost Trend Rates [Abstract]
Schedule Of Defined Benefit Plans, Assumed Health Care Cost Trend Rates
	2012	2011
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31:
Health care cost trend rate	(1)	10.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	(2)	5.00%
Year that the rate reaches the ultimate trend	2020	2019
(1)	10.00% for pre-65 retirees and 8.25% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 8.00%.
(2)	5.00% for pre-65 retirees and 4.75% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is assumed to be 5.00%.

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$8	$(8)	$1	$(1)	$7	$(7)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	$114	$(88)	$9	$(7)	$102	$(78)

Schedule Of Defined Benefit Plans Fair Value Of Plan Assets By Level In Fair Value Hierarchy [Abstract]
Schedule Of Defined Benefit Plans, Fair Value Of Plan Assets By Level In Fair Value Hierarchy
FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$530	$241	$6	$777
SoCalGas (see table below)	1,074	485	13	1,572
Other Sempra Energy
Equity securities:
Domestic(1)	77	―	―	77
Foreign	54	―	―	54
Registered investment companies	2	―	―	2
Fixed income securities:
Domestic municipal bonds	―	3	―	3
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	37	―	37
Foreign corporate bonds	―	13	―	13
Common/collective trusts(3)	―	2	―	2
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(5)	133	60	2	195
Total Sempra Energy Consolidated(6)	$1,737	$786	$21	$2,544

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$466	$244	$7	$717
SoCalGas (see table below)	919	484	15	1,418
Other Sempra Energy
Equity securities:
Domestic(1)	72	―	―	72
Foreign	45	―	―	45
Foreign preferred	1	―	―	1
Registered investment companies	1	―	―	1
Fixed income securities:
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	36	―	36
Foreign corporate bonds	―	12	―	12
Common/collective trusts(3)	―	6	―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	1	―	2	3
Total other Sempra Energy(7)	120	61	2	183
Total Sempra Energy Consolidated(6)	$1,505	$789	$24	$2,318
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $1 million.
(6)	Excludes cash and cash equivalents of $14 million at both December 31, 2012 and 2011.
(7)	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$307	$	―	$	―	$307
Foreign	215		―		―	215
Foreign preferred	2		―		―	2
Registered investment companies	6		―		―	6
Fixed income securities:
Domestic municipal bonds	―		12		―	12
Foreign government bonds	―		22		―	22
Domestic corporate bonds(2)	―		147		―	147
Foreign corporate bonds	―		52		―	52
Common/collective trusts(3)	―		8		―	8
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		6	6
Total investment assets(5)	$530		$241		$6	$777

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$283	$	―	$	―	$283
Foreign	178		―		―	178
Foreign preferred	1		―		―	1
Registered investment companies	4		―		―	4
Fixed income securities:
Domestic municipal bonds	―		9		―	9
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		139		―	139
Foreign corporate bonds	―		48		―	48
Common/collective trusts(3)	―		23		―	23
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		7	7
Total investment assets(6)	$466		$244		$7	$717
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $4 million.
(6)	Excludes cash and cash equivalents of $4 million and transfers payable to other plans of $9 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$622	$	―	$	―	$622
Foreign	436		―		―	436
Foreign preferred	4		―		―	4
Registered investment companies	12		―		―	12
Fixed income securities:
Domestic municipal bonds	―		24		―	24
Foreign government bonds	―		44		―	44
Domestic corporate bonds(2)	―		297		―	297
Foreign corporate bonds	―		105		―	105
Common/collective trusts(3)	―		15		―	15
Other types of investments:
Private equity funds(4) (stated at net asset value)			―		13	13
Total investment assets(5)	$1,074		$485		$13	$1,572

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$558	$	―	$	―	$558
Foreign	351		―		―	351
Foreign preferred	1		―		―	1
Registered investment companies	8		―		―	8
Fixed income securities:
Domestic municipal bonds	―		18		―	18
Foreign government bonds	―		49		―	49
Domestic corporate bonds(2)	―		275		―	275
Foreign corporate bonds	―		96		―	96
Common/collective trusts(3)	―		46		―	46
Other types of investments:
Private equity funds(4) (stated at net asset value)	1		―		15	16
Total investment assets(6)	$919		$484		$15	$1,418
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $9 million.
(6)	Excludes cash and cash equivalents of $9 million and transfers receivable from other plans of $16 million.

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$87	$38	$1	$126
SoCalGas (see table below)	213	514	2	729
Other Sempra Energy
Equity securities:
Domestic(1)	5	―	―	5
Foreign	1	―	―	1
Foreign preferred	1	―	―	1
Registered investment companies	3	1	―	4
Fixed income securities:
Domestic corporate bonds(2)	―	2	―	2
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy	10	5	―	15
Total Sempra Energy Consolidated(3)	$310	$557	$3	$870

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$47	$24	$1	$72
SoCalGas (see table below)	176	390	3	569
Other Sempra Energy
Equity securities:
Domestic(1)	6	―	―	6
Foreign	3	―	―	3
Fixed income securities:
Domestic corporate bonds(2)	―	4	―	4
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy(4)	9	6	―	15
Total Sempra Energy Consolidated(5)	$232	$420	$4	$656
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(4)	Excludes transfers payable to other plans of $1 million.
(5)	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$32	$	―	$	―	$32
Foreign	23		―		―	23
Registered investment companies	32		―		―	32
Fixed income securities:
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		15		―	15
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		1		―	1
Registered investment companies	―		12		―	12
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets	$87		$38		$1	$126

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$24	$	―	$	―	$24
Foreign	16		―		―	16
Registered investment companies	7		―		―	7
Fixed income securities:
Domestic municipal bonds(2)	―		4		―	4
Domestic corporate bonds(3)	―		12		―	12
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		4		―	4
Common/collective trusts(4)	―		2		―	2
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(6)	$47		$24		$1	$72
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4) Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $36 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $2 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$118	$	―	$	―	$118
Foreign	84		―		―	84
Registered investment companies	11		―		―	11
Broad market funds	―		316		―	316
Fixed income securities:
Domestic municipal bonds	―		5		―	5
Domestic corporate bonds(2)	―		57		―	57
Foreign government bonds	―		8		―	8
Foreign corporate bonds	―		20		―	20
Common/collective trusts(3)	―		107		―	107
Registered investment companies	―		1		―	1
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		2	2
Total investment assets(5)	$213		$514		$2	$729

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$107	$	―	$	―	$107
Foreign	67		―		―	67
Registered investment companies	2		―		―	2
Fixed income securities:
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		52		―	52
Foreign corporate bonds	―		18		―	18
Common/collective trusts(3)	―		308		―	308
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		3	3
Total investment assets(6)	$176		$390		$3	$569
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(6)	Excludes cash and cash equivalents of $86 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $3 million.

Schedule Of Defined Benefit Plans Level 3 Investment Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Investment Plan Assets
	Private Equity Funds
	2012				2011
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
PENSION PLANS
Total Level 3 investment assets	$6	$13	$2	$21	$7	$15	$2	$24
Percentage of total investment assets	1%	1%	1%	1%	1%	1%	-%	1%
OTHER POSTRETIREMENT BENEFIT PLANS
Total Level 3 investment assets	$1	$2	$-	$3	$1	$3	$-	$4
Percentage of total investment assets	1%	-%	-%	-%	1%	-%	-%	1%

Schedule Of Defined Benefit Plans Level 3 Reconciliations [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Reconciliations
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas		All Other	Sempra Energy Consolidated
PENSION PLANS
Balance as of January 1, 2011	$8	$17		$2	$27
Realized gains	1	1		―	2
Purchases	―	1		―	1
Sales	(2)	(4)		―	(6)
Balance as of December 31, 2011	7	15		2	24
Unrealized gains	2	4		―	6
Sales	(3)	(6)		―	(9)
Balance as of December 31, 2012	$6	$13		$2	$21
OTHER POSTRETIREMENT BENEFIT PLANS
Balance as of January 1, 2011	$1	$4	$	―	$5
Sales	―	(1)		―	(1)
Balance as of December 31, 2011	1	3		―	4
Sales	―	(1)		―	(1)
Balance as of December 31, 2012	$1	$2	$	―	$3

Schedule Of Defined Benefit Plans Estimated Future Employer Contributions In Next Fiscal Year [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Employer Contributions In Next Fiscal Year
	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$154	$57	$69
Other postretirement benefit plans	27	11	11

Schedule Of Defined Benefit Plans Estimated Future Benefit Payments [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Benefit Payments
	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2013	$318	$46	$92	$6	$190	$35
2014	315	48	92	7	194	38
2015	315	53	91	8	192	41
2016	319	56	87	9	195	45
2017	312	61	84	10	191	48
2018-2022	1,411	345	392	57	835	264

Schedule Of Defined Benefit Plans Contributions To Savings Plans [Abstract]
Schedule Of Defined Benefit Plans, Contributions To Savings Plans
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$34	$32	$31
SDG&E	16	14	14
SoCalGas	15	14	13

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Abstract]
Schedule Of Share-based Compensation Expense
SHARE-BASED COMPENSATION EXPENSE ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2012	2011	2010
Share-based compensation expense, before income taxes	$40	$44	$34
Income tax benefit	(16)	(18)	(13)
Share-based compensation expense, net of income taxes	$24	$26	$21

Net share-based compensation expense, per common share
Basic	$0.10	$0.11	$0.09
Diluted	$0.10	$0.11	$0.08

SHARE-BASED COMPENSATION EXPENSE ― SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
SDG&E:
Compensation expense	$8	$8	$9
Capitalized compensation cost	3	3	2
SoCalGas:
Compensation expense	$7	$9	$8
Capitalized compensation cost	1	1	1

Schedule Of Non Qualified Stock Option Valuation Assumptions [Abstract]
Schedule Of Non Qualified Stock Option Valuation Assumptions [Text Block]
2010
Stock price volatility	19%
Risk-free rate of return	2.6%
Annual dividend yield	2.8%
Expected life	5.5 years

Schedule Of Non Qualified Stock Options [Abstract]
Schedule Of Non-qualified Stock Options
NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual Term	Intrinsic Value
	Option	Price	(in years)	(in millions)
Outstanding at December 31, 2011	4,630,971	$47.85
Exercised	(1,876,303)	$41.77
Forfeited/canceled	(53,550)	$58.62
Outstanding at December 31, 2012	2,701,118	$51.86	4.6	$52

Vested or expected to vest, at December 31, 2012	2,696,259	$51.85	4.6	$51
Exercisable at December 31, 2012	2,174,018	$52.03	4.3	$41

Schedule Of Restricted Stock Awards And Units Valuation Assumptions [Abstract]
Schedule Of Restricted Stock Awards And Units Valuation Assumptions
	2012	2011	2010
Risk-free rate of return	0.6%	1.5%	2.1%
Annual dividend yield	3.4%	3.0%	2.8%
Stock price volatility	27%	27%	26%

Schedule Of Restricted Stock Awards [Abstract]
Schedule Of Restricted Stock Awards
RESTRICTED STOCK AWARDS

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at December 31, 2011	24,276	$46.51
Granted	18,487	$57.81
Vested	(18,074)	$44.30
Nonvested at December 31, 2012	24,689	$56.59
Vested or expected to vest, at December 31, 2012	24,689	$56.59

Schedule Of Restricted Stock Units [Abstract]
Schedule Of Restricted Stock Units
RESTRICTED STOCK UNITS

		Weighted-
		Average
		Grant-Date
	Units	Fair Value
Nonvested at December 31, 2011	3,292,512	$43.08
Granted	927,734	$50.17
Vested	(608,348)	$52.86
Forfeited	(76,624)	$45.34
Nonvested at December 31, 2012(1)	3,535,274	$43.21
Vested or expected to vest, at December 31, 2012	3,468,170	$43.15
(1)	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For substantially all restricted stock units, up to an additional 50% of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Commodity Derivative Volumes [Abstract]
Schedule Of Commodity Derivative Volumes

	December 31,
Segment and Commodity	2012	2011
California Utilities:
SDG&E:
Natural gas	25 million MMBtu	35 million MMBtu	(1)
Congestion revenue rights	30 million MWh	19 million MWh	(2)

Energy-Related Businesses:
Sempra Natural Gas:
Electric power	1 million MWh	5 million MWh
Natural gas	36 million MMBtu	20 million MMBtu
Sempra Mexico - natural gas	1 million MMBtu	1 million MMBtu
(1)	Million British thermal units
(2)	Megawatt hours

Schedule Of Notional Amounts Of Interest Rate Derivatives [Abstract]
Schedule Of Notional Amounts of Interest Rate Derivatives Table
	December 31, 2012		December 31, 2011
(Dollars in millions)	Notional Debt	Maturities	Notional Debt	Maturities
Sempra Energy Consolidated(1)	$6-369	2013-2028	$15-305	2013-2019
SDG&E(1)	285-345	2019	285-355	2019
(1)	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Abstract]
Schedule Of Derivative Instruments on the Consolidated Balance Sheets
DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2012
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instruments(3)		$7		$12	$(19)		$(64)
Commodity contracts not subject to rate recovery		1		―	―		―
Total		$8		$12	$(19)		$(64)
SDG&E:
Interest rate instruments(3)	$	―	$	―	$(17)		$(64)

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments		$8		$40	$(8)		$(35)
Commodity contracts not subject to rate recovery		117		15	(116)		(27)
Associated offsetting commodity contracts		(102)		(12)	102		12
Commodity contracts subject to rate recovery		30		35	(35)		(1)
Associated offsetting commodity contracts		(4)		―	4		―
Total		$49		$78	$(53)		$(51)
SDG&E:
Commodity contracts subject to rate recovery		$28		$35	$(33)		$(1)
Associated offsetting commodity contracts		(3)		―	3		―
Total		$25		$35	$(30)		$(1)
SoCalGas:
Commodity contracts subject to rate recovery		$2	$	―	$(2)	$	―
Associated offsetting commodity contracts		(1)		―	1		―
Total		$1	$	―	$(1)	$	―
(1)	Included in Current Assets: Other for SoCalGas.
(2)	Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2011
							Deferred
							credits
		Current			Current		and other
		assets:			liabilities:		liabilities:
		Fixed-price		Investments	Fixed-price		Fixed-price
		contracts		and other	contracts		contracts
		and other		assets:	and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry	derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instruments(3)		$5		$11	$(17)		$(65)
SDG&E:
Interest rate instruments(3)	$	―	$	―	$(16)		$(65)

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments		$8		$41	$(7)		$(36)
Commodity contracts not subject to rate recovery		156		72	(148)		(94)
Associated offsetting commodity contracts		(120)		(68)	120		68
Commodity contracts subject to rate recovery		28		8	(62)		(24)
Associated offsetting commodity contracts		(10)		(2)	10		2
Total		$62		$51	$(87)		$(84)
SDG&E:
Commodity contracts subject to rate recovery		$22		$8	$(55)		$(24)
Associated offsetting commodity contracts		(5)		(2)	5		2
Total		$17		$6	$(50)		$(22)
SoCalGas:
Commodity contracts subject to rate recovery		$6	$	―	$(7)	$	―
Associated offsetting commodity contracts		(5)		―	5		―
Total		$1	$	―	$(2)	$	―
(1)	Included in Current Assets: Other for SoCalGas.
(2)	Included in Current Liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.

Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance [Abstract]
Schedule Of Fair Value Hedge Impact on the Consolidated Statements of Operations
FAIR VALUE HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2012		2011	2010
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense		$6	$9	$10
Interest rate instruments	Other Income, Net		3	13	(11)
Total(1)			$9	$22	$(1)
SoCalGas:
Interest rate instrument	Interest Expense	$	―	$1	$6
Interest rate instrument	Other Income, Net		―	(3)	(4)
Total(1)		$	―	$(2)	$2
(1)				There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.

Schedule Of Cash Flow Hedges Impact On Statements Of Operations [Abstract]
Schedule Of Cash Flow Hedge Impact on the Consolidated Statements Of Operations
CASH FLOW HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Pretax gain (loss) recognized in OCI							Gain (loss) reclassified from AOCI into earnings
	(effective portion)							(effective portion)
	Years ended December 31,							Years ended December 31,
		2012		2011		2010	Location	2012	2011	2010
Sempra Energy Consolidated:
Interest rate instruments(1)		$(22)		$(42)	$	―	Interest Expense	$(9)	$(8)	$(12)
Interest rate instruments		―		―		―	Other Income, Net(2)	―	―	10
							Equity Earnings (Losses),
Interest rate instruments		(10)		(32)		2	Before Income Tax: Other	(6)	(5)	(1)
Commodity contracts not subject							Cost of Natural Gas, Electric
to rate recovery		(1)		―		―	Fuel and Purchased Power	―	―	―
Commodity contracts not subject							Equity Earnings (Losses),
to rate recovery							Before Income Tax: RBS
		―		―		1	Sempra Commodities LLP	―	―	21
Total		$(33)		$(74)		$3		$(15)	$(13)	$18
SDG&E:
Interest rate instruments(1)		$(16)		$(40)	$	―	Interest Expense	$(5)	$(5)	$(7)
SoCalGas:
Interest rate instrument	$	―	$	―	$	―	Interest Expense	$(2)	$(3)	$(5)
(1)	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE. There was a negligible amount of ineffectiveness related to these swaps.
(2)	Gains reclassified into earnings due to changes in cash requirements and associated impacts on forecasted interest payments, primarily related to proceeds received from RBS Sempra Commodities. See Note 4.

Schedule Of Undesignated Derivative Instruments Impact On Statements Of Operations [Abstract]
Schedule Of Undesignated Derivative Impact on the Consolidated Statements of Operations
UNDESIGNATED DERIVATIVE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2012		2011	2010
Sempra Energy Consolidated:
Interest rate and foreign
exchange instruments(1)	Other Income, Net		$10	$(14)	$(34)
Commodity contracts not subject	Revenues: Energy-Related
to rate recovery	Businesses		7	30	47
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power		―	1	(29)
Commodity contracts not subject
to rate recovery	Other Operation and Maintenance		1	1	2
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		69	(14)	(102)
Commodity contracts subject
to rate recovery	Cost of Natural Gas		(2)	(2)	(9)
Total			$85	$2	$(125)
SDG&E:
Interest rate instruments(1)	Other Income, Net	$	―	$(1)	$(34)
Commodity contracts not subject
to rate recovery	Operation and Maintenance		―	―	1
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power		69	(14)	(102)
Total			$69	$(15)	$(135)
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance		$1	$1	$1
Commodity contracts subject
to rate recovery	Cost of Natural Gas		(2)	(2)	(5)
Total			$(1)	$(1)	$(4)
(1)				Amounts for 2010 and 2011 are related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value of Financial Instruments
RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		Netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(1)		626		262		―		―	888
Interest rate instruments		―		68		―		―	68
Commodity contracts subject to rate recovery		13		―		61		―	74
Commodity contracts not subject to rate recovery		28		15		―		―	43
Investments		1		―		―		―	1
Total		$668		$345		$61	$	―	$1,074
Liabilities:
Interest rate instruments	$	―		$126	$	―	$	―	$126
Commodity contracts subject to rate recovery		23		9		―		(23)	9
Commodity contracts not subject to rate recovery		6		23		―		(11)	18
Total		$29		$158	$	―		$(34)	$153

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Interest rate instruments		―		66		―		―	66
Commodity contracts subject to rate recovery		10		1		23		―	34
Commodity contracts not subject to rate recovery		15		35		―		(2)	48
Investments		5		―		―		―	5
Total		$590		$335		$23		$(2)	$946
Liabilities:
Interest rate instruments		$1		$124	$	―	$	―	$125
Commodity contracts subject to rate recovery		61		13		―		(61)	13
Commodity contracts not subject to rate recovery		1		52		―		(4)	49
Total		$63		$189	$	―		$(65)	$187
(1) Excludes cash balances and cash equivalents.

FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1		Level 2		Level 3		Total
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$12	$	―	$	―		$36	$36
Total long-term debt(2)	11,873		―		12,287		956	13,243
Preferred stock of subsidiaries	99		―		107		―	107
SDG&E:
Total long-term debt(3)	$4,135	$	―		$4,243		$345	$4,588
Contingently redeemable preferred stock	79		―		85		―	85
SoCalGas:
Total long-term debt(4)	$1,413	$	―		$1,599	$	―	$1,599
Preferred stock	22		―		24		―	24

	December 31, 2011
	Carrying	Fair Value
	Amount	Level 1		Level 2		Level 3		Total
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$21	$	―	$	―		$48	$48
Total long-term debt(2)	9,826		―		10,447		600	11,047
Preferred stock of subsidiaries	99		―		106		―	106
SDG&E:
Total long-term debt(3)	$3,895	$	―		$3,933		$355	$4,288
Contingently redeemable preferred stock	79		―		86		―	86
SoCalGas:
Total long-term debt(4)	$1,313	$	―		$1,506	$	―	$1,506
Preferred stock	22		―		23		―	23
(1)	Investments in affordable housing partnerships at Parent and Other.
(2)	Before reductions for unamortized discount (net of premium) of $16 million at both December 31, 2012 and 2011, and excluding capital leases of $189 million at December 31, 2012 and $204 million at December 31, 2011, and commercial paper classified as long-term debt of $300 million at December 31, 2012 and $400 million at December 31, 2011. We discuss our long-term debt in Note 5.
(3)	Before reductions for unamortized discount of $12 million at December 31, 2012 and $11 million at December 31, 2011, and excluding capital leases of $185 million at December 31, 2012 and $193 million at December 31, 2011.
(4)	Before reductions for unamortized discount of $4 million at December 31, 2012 and $3 million at December 31, 2011, and excluding capital leases of $4 million at December 31, 2012 and $11 million at December 31, 2011.

Schedule Of Cash Collateral Not Offset With Derivative Instruments [Abstract]
Schedule Of Fair Value of Cash Collateral Receivables Not Offset on the Consolidated Balance Sheets
	December 31,
(Dollars in millions)	2012	2011
Sempra Energy Consolidated	$35	$20
SDG&E	13	10
SoCalGas	3	2

Schedule Of Recurring Fair Value Assets Liabilities [Abstract]
Schedule Of Recurring Fair Value Measures
RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(1)		626		262		―		―	888
Commodity contracts subject to rate recovery		12		―		61		―	73
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$639		$262		$61	$	―	$962

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		23		8		―		(23)	8
Total		$23		$89	$	―		$(23)	$89

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Commodity contracts subject to rate recovery		9		―		23		―	32
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$570		$233		$23	$	―	$826

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		61		12		―		(61)	12
Total		$61		$93	$	―		$(61)	$93
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1	$	―	$	―	$	―	$1
Commodity contracts not subject to rate recovery		3		―		―		―	3
Total		$4	$	―	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1		$1	$	―	$	―	$2
Commodity contracts not subject to rate recovery		2		―		―		―	2
Total		$3		$1	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1

Schedule Of Recurring Fair Value Assets Liabilities Unobservable Input Reconciliation [Abstract]
Schedule Of Recurring Fair Value Measures Level 3 Rollforward
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Balance as of January 1	$23	$2	$10
Realized and unrealized gains (losses)	31	32	(16)
Allocated transmission instruments	58	7	8
Settlements	(51)	(18)	―
Balance as of December 31	$61	$23	$2
Change in unrealized gains or losses relating to
instruments still held at December 31	$17	$17	$(9)

Schedule Of Non Recurring Fair Value Measures [Abstract]
Schedule Of Non Recurring Fair Value Measures
NON-RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
% of
	Estimated		Fair	Fair Value
	Fair		Value	Measure-		Range of
	Value(1)	Valuation Technique	Hierarchy	ment	Inputs Used to Develop Measurement	Inputs
Investment in
Rockies Express	$ 369(2)	Market approach	Level 2	67%	Equity sale offer price	100%

		Probability weighted	Level 3	33%	Combined transportation rate assumption(4)	6% - 78%
		discounted cash flow			Counterparty credit risk on existing contracts	Low
					Operation and maintenance escalation rate	0% - 1%
					Forecasted interest rate on debt to be refinanced	5% - 10%
					Discount rate	8% - 10%
Investment in
RBS Sempra
Commodities	$ 126(3)	Discounted cash flow	Level 3	100%	Future cash distributions	90% - 110%
(1)	At measurement date.
(2)	Estimated fair value does not include $13 million of equity earnings and $21 million of dividend distributions that occurred subsequent to September 30, 2012.
(3)	There have been no earnings or distributions subsequent to September 30, 2011.
(4)	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.

PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Stock (Tables) [Abstract]
Schedule Of Preferred Stock
PREFERRED STOCK

	Call/
	Redemption	December 31,
	Price	2012	2011
		(in millions)
Contingently redeemable:
SDG&E:
$20 par value, authorized 1,375,000 shares:
5% Series, 375,000 shares outstanding	$24.00	$8	$8
4.5% Series, 300,000 shares outstanding	$21.20	6	6
4.4% Series, 325,000 shares outstanding	$21.00	7	7
4.6% Series, 373,770 shares outstanding	$20.25	7	7
Without par value:
$1.70 Series, 1,400,000 shares outstanding	$25.085	35	35
$1.82 Series, 640,000 shares outstanding	$26.00	16	16
SDG&E - Total contingently redeemable preferred stock		79	79
Sempra Energy - Total contingently redeemable preferred
stock of subsidiary		$79	$79

SoCalGas:
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding		$3	$3
6% Series A, 783,032 shares outstanding		19	19
SoCalGas - Total preferred stock		22	22
Less: 50,970 shares of the 6% Series outstanding owned by PE		(2)	(2)
		20	20

Sempra Energy - Total preferred stock of subsidiary		$20	$20

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Computations
EARNINGS PER SHARE COMPUTATIONS
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2012	2011	2010
Numerator:
Earnings/Income attributable to common shareholders	$859	$1,331	$709

Denominator:
Weighted-average common shares outstanding for basic EPS	241,347	239,720	244,736
Dilutive effect of stock options, restricted stock awards and
restricted stock units	5,346	1,803	3,206
Weighted-average common shares outstanding for diluted EPS	246,693	241,523	247,942

Earnings per share:
Basic	$3.56	$5.55	$2.90
Diluted	$3.48	$5.51	$2.86

Schedule Of Common Stock Activity [Abstract]
Schedule Of Common Stock Activity
COMMON STOCK ACTIVITY

	2012	2011	2010
Common shares outstanding, January 1	239,934,681	240,447,416	246,507,865
Savings plan issuance	―	―	560,600
Shares released from ESOP	153,625	350,815	363,733
Stock options exercised	1,876,303	958,126	912,725
Restricted stock issuances	2,580	11,876	―
Restricted stock units vesting(1)	683,416	2,625	―
Shares repurchased(2)	(281,769)	(1,836,177)	(8,108,579)
Common stock investment plan(3)	―	―	217,772
Shares forfeited and other	―	―	(6,700)
Common shares outstanding, December 31	242,368,836	239,934,681	240,447,416
(1)	Includes dividend equivalents.
(2)	In addition to formal common stock repurchase programs which we discuss below, we may also, from time to time, purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares to meet minimum statutory tax withholding requirements.
(3)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

Shareholder Ranking [Abstract]
Shareholder Ranking [Text Block]

Four-Year Cumulative Total Shareholder Return Ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy Common Shares Received for Each Restricted Stock Unit(2)
75th Percentile or Above	1.5
50th Percentile	1
35th Percentile or Below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each restricted stock unit.
(2)	Participants may also receive additional shares for dividend equivalents on shares subject to restricted stock units, which are reinvested to purchase additional units that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.

CALIFORNIA UTILITIES' REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters (Tables) [Abstract]
Schedule Of Utility Incentive Awards
UTILITY INCENTIVE AWARDS 2010-2012
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
Energy efficiency	$6	$16	$15
Unbundled natural gas storage and hub services	3	4	15
Natural gas procurement	6	6	12
Operational incentives	5	3	1
Total awards	$20	$29	$43
SDG&E
Energy efficiency	$3	$14	$5
Operational incentives	2	1	1
Total awards	$5	$15	$6
SoCalGas
Energy efficiency	$3	$2	$10
Unbundled natural gas storage and hub services	3	4	15
Natural gas procurement	6	6	12
Operational incentives	3	2	―
Total awards	$15	$14	$37

Schedule of SONGS Investment
SUMMARY OF SDG&E NET BOOK INVESTMENT AND RATE BASE INVESTMENT IN SONGS(1)
(Dollars in millions)
	Unit 2	Unit 3	Common Plant	Total
Net book investment:
Net property, plant and equipment, including
construction work in progress	$152	$115	$120	$387
Materials and supplies	―	―	10	10
Nuclear fuel	―	―	115	115
Net book investment	$152	$115	$245	$512

Rate base investment	$103	$93	$79	$275
(1)	Excludes nuclear decommissioning-related assets and liabilities.

SUMMARY OF SDG&E NET BOOK INVESTMENT AND RATE BASE INVESTMENT IN SONGS(1)
(Dollars in millions)
	Unit 2	Unit 3	Common Plant	Total
Net book investment:
Net property, plant and equipment, including
construction work in progress	$152	$115	$120	$387
Materials and supplies	―	―	10	10
Nuclear fuel	―	―	115	115
Net book investment	$152	$115	$245	$512

Rate base investment	$103	$93	$79	$275
(1)	Excludes nuclear decommissioning-related assets and liabilities.

Schedule of Cost of Capital Decision
COST OF CAPITAL FINAL DECISION RECAP

SDG&E				SoCalGas
Authorized Weighting	Authorized Rate of Recovery	Weighted Authorized ROR		Authorized Weighting	Authorized Rate of Recovery	Weighted Authorized ROR
45.25%	5.00%	2.26%	Long-Term Debt	45.60%	5.77%	2.63%
2.75%	6.22%	0.17%	Preferred Stock	2.40%	6.00%	0.14%
52.00%	10.30%	5.36%	Common Equity	52.00%	10.10%	5.25%
100.00%		7.79%		100.00%		8.02%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Estimated Future Payments Under Natural Gas Contracts [Abstract]
Schedule Of Estimated Future Payments Under Natural Gas Contracts
Sempra Energy Consolidated
	Storage and
(Dollars in millions)	Transportation	Natural Gas(1)	Total(1)
2013	$135	$547	$682
2014	124	105	229
2015	94	13	107
2016	59	13	72
2017	55	13	68
Thereafter	294	28	322
Total minimum payments	$761	$719	$1,480
(1)	Excludes amounts related to LNG purchase agreements as discussed below.

SoCalGas
(Dollars in millions)	Transportation	Natural Gas	Total
2013	$116	$422	$538
2014	105	19	124
2015	75	1	76
2016	40	1	41
2017	36	1	37
Thereafter	158	―	158
Total minimum payments	$530	$444	$974

Schedule Of Payments Under Natural Gas Contracts [Abstract]
Schedule Of Payments Under Natural Gas Contracts
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$1,345	$1,991	$2,097
SoCalGas	1,222	1,810	1,936

Schedule Of Payments Under Purchased Power Contracts [Abstract]
Schedule Of Payments Under Purchased Power Contracts
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$1,205	$918	$314
Sempra South American Utilities	824	572	―
SDG&E	381	346	314

Schedule Of Estimated Future Payments Under Purchased Power Contracts [Abstract]
Schedule Of Estimated Future Payments Under Purchased Power Contracts
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E
2013	$1,257	$405
2014	1,275	383
2015	1,349	372
2016	1,385	372
2017	1,397	368
Thereafter	10,978	3,999
Total minimum payments(1)	$17,641	$5,899
(1)	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.

Schedule Of Operating Leases Rent Expense [Abstract]
Schedule Of Operating Leases, Rent Expense
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$74	$77	$85
SDG&E	20	18	20
SoCalGas	26	35	40

Schedule Of Operating Leases Future Minimum Payments Due [Abstract]
Schedule Of Operating Leases, Future Minimum Payments Due
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2013	$78	$20	$29
2014	77	20	29
2015	71	19	29
2016	66	19	27
2017	64	18	25
Thereafter	572	21	198
Total future rental commitments	$928	$117	$337

Schedule Of Capital Leases Future Minimum Payments Present Value Of Net Minimum Payments [Abstract]
Schedule Of Capital Leases, Future Minimum Payments, Present Value Of Net Minimum Payments
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2013	$7	$4	$3
2014	3	2	1
2015	1	1	―
Total minimum lease payments	$11	$7	$4
Present value of net minimum lease payments(1)	$11	$7	$4
(1) Excludes negligible amounts of interest.

(Dollars in millions)
	2013	$24
	2014	24
	2015	24
	2016	24
	2017	24
	Thereafter	419
	Total minimum lease payments(1)	539
	Less: estimated executory costs	(89)
	Less: interest(2)	(272)
	Present value of net minimum lease payments(3)	$178
(1)	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
(3)	Includes $2 million in Current Portion of Long-Term Debt and $176 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2012.

Schedule Of Environmental Remediation Costs Capitalized In Period [Abstract]
Schedule Of Environmental Remediation Costs, Capitalized In Period
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated(1)	$92	$144	$76
SDG&E	77	130	64
SoCalGas	12	13	10
(1)	In cases of non-wholly owned affiliates, includes only our share.

Schedule Of Environmental Remediation Costs Status Of Remediation Sites [Abstract]
Schedule Of Environmental Remediation Costs, Status Of Remediation Sites
	# Sites	# Sites
	Completed(1)	In Process
SDG&E
Manufactured-gas sites	3	―
Third-party waste-disposal sites	2	―
SoCalGas
Manufactured-gas sites	39	3
Third-party waste-disposal sites	4	2
(1)	There may be on-going compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.

Schedule Of Environmental Loss Contingencies By Site [Abstract]
Schedule of Environmental Loss Contingencies by Site
		Waste	Former Fossil-	Other
	Manufactured-	Disposal	Fueled Power	Hazardous
	Gas Sites	Sites (PRP)(1)	Plants	Waste Sites	Total
SDG&E(2)(3)	$ ―	$ ―	$0.8	$0.6	$1.4
SoCalGas(3)	14.2	0.5	―	1.2	15.9
Other	2.4	1.1	―	0.8	4.3
Total Sempra Energy	$16.6	$1.6	$0.8	$2.6	$21.6
(1)	Sites for which we have been identified as a Potentially Responsible Party.
(2)	Does not include SDG&E’s liability for SONGS marine mitigation.
(3)	This includes $0.7 million at SDG&E and $15.9 million at SoCalGas related to hazardous waste sites subject to the Hazardous Waste Collaborative mechanism approved by the CPUC in 1994. This mechanism permits California’s IOUs, including the California Utilities, to recover in rates 90 percent of hazardous waste cleanup costs and related third-party litigation costs, and 70 percent of the related insurance-litigation expenses for certain sites. In addition, the California Utilities have the opportunity to retain a percentage of any recoveries from insurance carriers and other third parties to offset the cleanup and associated litigation costs not recovered in rates.

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information (Tables) [Abstract]
Schedule of Segment Reporting Information, by Segment
SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2012			2011		2010
REVENUES
SDG&E		$3,694	38%	$3,373	34%	$3,049	34%
SoCalGas		3,282	34	3,816	38	3,822	43
Sempra South American Utilities		1,441	15	1,080	11	1	―
Sempra Mexico		605	6	736	7	827	9
Sempra Renewables		68	1	22	―	9	―
Sempra Natural Gas		931	10	1,632	16	2,009	22
Adjustments and eliminations		(2)	―	(2)	―	(5)	―
Intersegment revenues(1)		(372)	(4)	(621)	(6)	(709)	(8)
Total		$9,647	100%	$10,036	100%	$9,003	100%
INTEREST EXPENSE
SDG&E		$173		$142		$136
SoCalGas		68		69		66
Sempra South American Utilities		32		34		8
Sempra Mexico		8		19		26
Sempra Renewables		22		13		7
Sempra Natural Gas		98		80		92
All other		251		233		243
Intercompany eliminations		(159)		(125)		(142)
Total		$493		$465		$436
INTEREST INCOME
SoCalGas	$	―		$1		$1
Sempra South American Utilities		15		22		7
Sempra Mexico		2		1		1
Sempra Renewables		6		―		―
Sempra Natural Gas		55		34		36
All other		4		―		3
Intercompany eliminations		(58)		(32)		(32)
Total		$24		$26		$16
DEPRECIATION AND AMORTIZATION
SDG&E		$490	45%	$422	43%	$381	44%
SoCalGas		362	33	331	34	309	36
Sempra South American Utilities		56	5	40	4	―	―
Sempra Mexico		62	6	63	6	62	7
Sempra Renewables		16	1	6	1	2	―
Sempra Natural Gas		93	9	103	11	96	11
All other		11	1	11	1	16	2
Total		$1,090	100%	$976	100%	$866	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E		$190		$237		$173
SoCalGas		79		143		176
Sempra South American Utilities		78		42		―
Sempra Mexico		73		37		64
Sempra Renewables		(63)		(28)		(24)
Sempra Natural Gas		(157)		72		44
All other		(141)		(109)		(300)
Total		$59		$394		$133

SEGMENT INFORMATION (Continued)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2012		2011		2010
EARNINGS (LOSSES)
SDG&E(2)	$484	56%	$431	32%	$369	52%
SoCalGas(2)	289	34	287	22	286	40
Sempra South American Utilities	164	19	425	32	69	10
Sempra Mexico	157	18	192	14	116	17
Sempra Renewables	61	7	7	1	9	1
Sempra Natural Gas	(241)	(28)	115	9	71	10
All other	(55)	(6)	(126)	(10)	(211)	(30)
Total	$859	100%	$1,331	100%	$709	100%
ASSETS
SDG&E	$14,744	40%	$13,555	41%	$12,077	40%
SoCalGas	9,071	25	8,475	25	7,986	26
Sempra South American Utilities	3,310	9	2,981	9	796	3
Sempra Mexico	2,591	7	2,502	8	2,616	9
Sempra Renewables	2,439	7	1,210	4	599	2
Sempra Natural Gas	5,145	14	5,738	17	6,132	20
All other	818	2	442	1	1,776	6
Intersegment receivables	(1,619)	(4)	(1,654)	(5)	(1,751)	(6)
Total	$36,499	100%	$33,249	100%	$30,231	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,237	42%	$1,831	64%	$1,210	59%
SoCalGas	639	22	683	24	503	24
Sempra South American Utilities	183	6	110	4	―	―
Sempra Mexico	45	2	16	―	15	1
Sempra Renewables	717	24	248	9	123	6
Sempra Natural Gas	131	4	157	6	207	10
All other	4	―	4	―	4	―
Intercompany eliminations(3)	―	―	(205)	(7)	―	―
Total	$2,956	100%	$2,844	100%	$2,062	100%
GEOGRAPHIC INFORMATION
Long-lived assets(4):
United States	$22,698	85%	$21,405	85%	$19,841	87%
Mexico	2,219	8	2,189	9	2,219	10
South America	1,790	7	1,542	6	705	3
Total	$26,707	100%	$25,136	100%	$22,765	100%

Revenues:
United States	$7,711	80%	$8,521	85%	$8,504	94%
South America	1,441	15	1,080	11	1	―
Mexico	495	5	435	4	498	6
Total	$9,647	100%	$10,036	100%	$9,003	100%
(1)		Revenues for reportable segments include intersegment revenues of:
$8 million, $46 million, $108 million and $210 million for 2012, $6 million, $53 million, $300 million and $262 million for 2011, and $6 million, $44 million, $327 million and $332 million for 2010 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.
(2)		After preferred dividends.
(3)		Amount represents elimination of intercompany sale of El Dorado power plant in 2011, as we discuss in Note 14.
(4)		Includes net property, plant and equipment and investments.

QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Tables) [Abstract]
Schedule Of Quarterly Financial Data [Text Block]
SEMPRA ENERGY
(In millions, except for per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Revenues	$2,383	$2,089	$2,507	$2,668
Expenses and other income	$2,026	$2,141	$2,178	$2,359

Net income	$251	$74	$290	$305
Earnings attributable to Sempra Energy	$236	$62	$268	$293

Basic per-share amounts(1):
Net income	$1.04	$0.31	$1.20	$1.26
Earnings attributable to Sempra Energy	$0.98	$0.26	$1.11	$1.21
Weighted average common shares outstanding	240.6	241.1	241.7	242.0

Diluted per-share amounts(1):
Net income	$1.02	$0.30	$1.18	$1.23
Earnings attributable to Sempra Energy	$0.97	$0.25	$1.09	$1.18
Weighted average common shares outstanding	243.8	246.3	245.8	247.6
2011
Revenues	$2,434	$2,422	$2,576	$2,604
Expenses and other income	$2,091	$1,836	$2,188	$2,198

Net income	$260	$494	$319	$308
Earnings attributable to Sempra Energy	$254	$503	$289	$285

Basic per-share amounts(1):
Net income	$1.08	$2.06	$1.33	$1.28
Earnings attributable to Sempra Energy	$1.06	$2.10	$1.21	$1.19
Weighted average common shares outstanding	240.1	239.4	239.5	239.8

Diluted per-share amounts(1):
Net income	$1.08	$2.05	$1.32	$1.27
Earnings attributable to Sempra Energy	$1.05	$2.09	$1.20	$1.18
Weighted average common shares outstanding	241.9	240.8	241.9	241.8
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Operating revenues	$834	$780	$1,092	$988
Operating expenses	656	611	822	796
Operating income	$178	$169	$270	$192

Net income	$112	$101	$188	$114
Earnings attributable to noncontrolling interests	(6)	(5)	(12)	(3)
Earnings	106	96	176	111
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$105	$95	$174	$110
2011
Operating revenues	$840	$697	$868	$968
Operating expenses	677	584	658	699
Operating income	$163	$113	$210	$269

Net income	$94	$53	$136	$172
(Earnings) losses attributable to noncontrolling interests	(4)	19	(21)	(13)
Earnings	90	72	115	159
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$89	$71	$113	$158

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Operating revenues	$880	$720	$728	$954
Operating expenses	761	625	609	867
Operating income	$119	$95	$119	$87

Net income	$66	$54	$71	$99
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$66	$53	$71	$99
2011
Operating revenues	$1,056	$876	$844	$1,040
Operating expenses	937	773	709	911
Operating income	$119	$103	$135	$129

Net income	$68	$60	$81	$79
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$68	$59	$81	$79

SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Statements of Operations [Abstract]
Schedule of Condensed Statements of Operations [Text Block]
SEMPRA ENERGY
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2012	2011	2010

Interest income	$83	$109	$146
Interest expense	(247)	(242)	(265)
Operation and maintenance	(68)	(64)	(59)
Other income, net	66	42	65
Income tax benefits	145	82	79
Loss before equity in earnings of subsidiaries	(21)	(73)	(34)
Equity in earnings of subsidiaries, net of income taxes	880	1,404	743
Net income/earnings	$859	$1,331	$709

Basic earnings per common share	$3.56	$5.55	$2.90
Weighted-average number of shares outstanding (thousands)	241,347	239,720	244,736

Diluted earnings per common share	$3.48	$5.51	$2.86
Weighted-average number of shares outstanding (thousands)	246,693	241,523	247,942
See Notes to Condensed Financial Information of Parent.

Schedule of Condensed Balance Sheets [Abstract]
Schedule Of Condensed Balance Sheets [Text Block]
SEMPRA ENERGY
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31,	December 31,
	2012	2011
Assets:
Cash and cash equivalents	$18	$11
Due from affiliates	125	112
Deferred income taxes	109	―
Other current assets	16	16
Total current assets	268	139

Investments in subsidiaries	12,545	12,209
Due from affiliates	1,759	1,730
Deferred income taxes	1,541	1,200
Other assets	576	548
Total assets	$16,689	$15,826

Liabilities and shareholders’ equity:
Current portion of long-term debt	$652	$8
Due to affiliates	539	1,014
Income taxes payable	26	246
Other current liabilities	260	336
Total current liabilities	1,477	1,604

Long-term debt	4,409	3,957
Other long-term liabilities	521	490
Shareholders’ equity	10,282	9,775
Total liabilities and shareholders’ equity	$16,689	$15,826
See Notes to Condensed Financial Information of Parent.

Schedule of Condensed Statements of Cash Flows [Abstract]
Schedule of Condensed Statements of Cash Flows [Text Block]
SEMPRA ENERGY
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010

Net cash (used in) provided by operating activities	$(809)	$(287)	$218

Dividends received from subsidiaries	250	50	100
Expenditures for property, plant and equipment	(1)	(2)	(1)
Purchase of trust assets	(6)	(7)	―
Proceeds from sales by trust	10	12	11
Capital contribution to subsidiary	―	(200)	―
(Increase) decrease in loans to affiliates, net	(33)	82	1,204
Cash provided by (used in) investing activities	220	(65)	1,314

Common stock dividends paid	(550)	(440)	(364)
Issuances of common stock	78	28	40
Repurchases of common stock	(16)	(18)	(502)
Issuances of long-term debt	1,100	799	40
Payments on long-term debt	(8)	(24)	(565)
Decrease in loans from affiliates, net	―	(136)	(40)
Other	(8)	(3)	9
Cash provided by (used in) financing activities	596	206	(1,382)

Increase (decrease) in cash and cash equivalents	7	(146)	150
Cash and cash equivalents, January 1	11	157	7
Cash and cash equivalents, December 31	$18	$11	$157
See Notes to Condensed Financial Information of Parent.

Schedule of Condensed Long-Term Debt [Abstract]
Schedule of Condensed Long-Term Debt [Text Block]
	December 31,	December 31,
(Dollars in millions)	2012	2011

6% Notes February 1, 2013	$400	$400
8.9% Notes November 15, 2013, including $200 at variable rates after
fixed-to-floating rate swaps effective January 2011 (8.05% at December 31, 2012)	250	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.07% at December 31, 2012) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after
fixed-to-floating rate swaps effective January 2011 (4.64% at December 31, 2012)	750	750
2.3% Notes April 1, 2017	600	―
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	―
6% Notes October 15, 2039	750	750
Employee Stock Ownership Plan Bonds at variable rates payable on demand
(0.40% at December 31, 2011) November 1, 2014	―	8
Market value adjustments for interest rate swaps, net
(expire November 2013 and June 2016)	19	16
	5,069	3,974
Current portion of long-term debt	(652)	(8)
Unamortized discount on long-term debt	(8)	(9)
Total long-term debt	$4,409	$3,957

Schedule Of Condensed Statements Of Comprehensive Income [Abstract]
Schedule Of Condensed Statements Of Comprehensive Income [Text Block]
SEMPRA ENERGY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(Dollars in millions)
	Years ended December 31, 2012, 2011 and 2010
	Pretax	Income Tax		Net-of-tax
	Amount(1)	(Expense) Benefit		Amount
2012:
Net income	$859			$859
Other comprehensive income (loss):
Foreign currency translation adjustments	119	$	―	119
Pension and other postretirement benefits	(4)		2	(2)
Financial instruments	(6)		2	(4)
Total other comprehensive income	109		4	113
Total comprehensive income	$968		$4	$972
2011:
Net income	$1,331			$1,331
Other comprehensive income (loss):
Foreign currency translation adjustments	(79)		$3	(76)
Reclassification to net income of foreign
currency translation adjustment related
to remeasurement of equity method
investments	(54)		―	(54)
Available-for-sale securities	(2)		1	(1)
Pension and other postretirement benefits	(20)		8	(12)
Financial instruments	(26)		10	(16)
Total other comprehensive income (loss)	(181)		22	(159)
Total comprehensive income	$1,150		$22	$1,172
2010:
Net income	$709			$709
Other comprehensive income (loss):
Foreign currency translation adjustments	47	$	―	47
Available-for-sale securities	(10)		2	(8)
Pension and other postretirement benefits	23		(10)	13
Financial instruments	(22)		9	(13)
Total other comprehensive income	38		1	39
Total comprehensive income	$747		$1	$748
(1)	Except for Net Income and Total Comprehensive Income (Loss).
See Notes to Condensed Financial Information of Parent.

OTHER FINANCIAL DATA - RESTRICTED CASH (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Presentation Of Restricted Cash [Line Items]
Restricted cash	$ 46	$ 24
Restricted Cash and Cash Equivalents, Noncurrent	22	22
Restricted cash, current and noncurrent	68	46
Restricted Cash, Construction Financing [Member] | Sempra Renewables Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	35
San Diego Gas and Electric Company and Subsidiary [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	10	21
Restricted Cash and Cash Equivalents, Noncurrent	22	22
San Diego Gas and Electric Company and Subsidiary [Member] | Restricted Cash, Operating Requirements [Member] | S D G E Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	10	7
Restricted Cash and Cash Equivalents, Noncurrent	22	22
Restricted cash, current and noncurrent	32	29
San Diego Gas and Electric Company and Subsidiary [Member] | Restricted Cash, Power Plant Purchase [Member] | S D G E Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash		$ 14

OTHER FINANCIAL DATA - INVENTORY (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	$ 240	$ 181
Energy Related Inventory, LNG	16	14
Energy Related Inventory, Materials And Supplies	152	151
Inventories	408	346
S D G E Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	3	6
Energy Related Inventory, Materials And Supplies	79	76
Inventories	82	82
So Cal Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	128	128
Energy Related Inventory, Materials And Supplies	23	23
Inventories	151	151
Sempra South American Utilities Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Materials And Supplies	34	36
Inventories	34	36
Sempra Mexico Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, LNG	8	10
Energy Related Inventory, Materials And Supplies	8	7
Inventories	16	17
Sempra Renewables Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Materials And Supplies	3
Inventories	3
Sempra Natural Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	109	47
Energy Related Inventory, LNG	8	4
Energy Related Inventory, Materials And Supplies	5	9
Inventories	$ 122	$ 60

OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILATIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions With Affiliates Disclosure [Line Items]
Interest rate on due from affiliate	7.31%
Loan to unconsolidated affiliate, principal	$ 18
Loan to unconsolidated affiliate, accrued interest	7
San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	39	67
Revenue from related parties	9	7	8
Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	24	40
Revenue from related parties	46	53	44
Due to/from Sempra Energy | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	19	14
Income taxes due from (to) Sempra Energy	12	97
Due to/from Sempra Energy | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	24	23
Income taxes due from (to) Sempra Energy	99	17
Subsidiary Of Common Parent S D G E [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	37	2
Subsdiary Of Common Parent So Cal Gas [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	37	2
Subsidiary Of Common Parent Other Affiliates [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	2	65
Subsidiary Of Common Parent Other Affiliates [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current		$ 17

OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILATIES 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
S D G E Segment [Member]
Transactions With Joint Venture [Line Items]
Cost of natural gas from transactions with RBS Sempra Commodities			$ 3
So Cal Gas Segment [Member]
Transactions With Joint Venture [Line Items]
Revenues from transactions with RBS Sempra Commodities			14
Cost of natural gas from transactions with RBS Sempra Commodities			36
Sempra Mexico Segment [Member]
Transactions With Joint Venture [Line Items]
Revenues from transactions with RBS Sempra Commodities	37	[1]	82
Cost of natural gas from transactions with RBS Sempra Commodities	74	[1]	193
Sempra Natural Gas Segment [Member]
Transactions With Joint Venture [Line Items]
Revenues from transactions with RBS Sempra Commodities	7	[1]	184
Cost of natural gas from transactions with RBS Sempra Commodities	$ 3	[1]	$ 177

[1]	With the exception of Sempra Mexico, whose contract with RBS Sempra Commodities expired in July 2011, amounts only include activities prior to May 1, 2011, the date by which substantially all the contracts with RBS Sempra Commodities were assigned to buyers of the joint venture businesses.

OTHER FINANCIAL DATA - VARIABLE INTEREST ENTITY (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entities Disclosure [Abstract]
Amounts Associated With Variable Interest Entities, Cash And Cash Equivalents	$ 8	$ 12
Amounts Associated With Variable Interest Entities, Restricted Cash, Current	10	7
Amounts Associated With Variable Interest Entities, Accounts Receivable, Trade		7
Amounts Associated With Variable Interest Entities, Inventories	2	2
Amounts Associated With Variable Interest Entities, Other Current Assets	1	1
Amounts Associated With Variable Interest Entities, Total Current Assets	21	29
Amounts Associated With Variable Interest Entities, Restricted Cash, Noncurrent	22	22
Amounts Associated With Variable Interest Entities, Sundry	5	6
Amounts Associated With Variable Interest Entities, Property, Plant And Equipment, Net	466	494
Amounts Associated With Variable Interest Entities, Total Assets	514	551
Amounts Associated With Variable Interest Entities, Current Portion, Long Term Debt	10	10
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Current Liability	17	16
Amounts Associated With Variable Interest Entities, Other Current Liabilities	8	9
Amounts Associated With Variable Interest Entities, Total Current Liabilities	35	35
Amounts Associated With Variable Interest Entities, Long Term Debt	335	345
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Noncurrent Liability	64	65
Amounts Associated With Variable Interest Entities, Deferred Credits And Other	4	4
Amounts Associated With Variable Interest Entities, Other Noncontrolling Interests	76	102
Amounts Associated With Variable Interest Entities, Total Liabilities And Equity	514	551
Amounts Associated With Variable Interest Entities, Operating Revenues, Electric			(1)
Amounts Associated With Variable Interest Entities, Operating Revenues, Gas			(3)
Amounts Associated With Variable Interest Entities, Total Operating Revenues			(4)
Amounts Associated With Variable Interest Entities, Cost Of Electric Fuel And Purchased Power	(83)	(72)	(82)
Amounts Associated With Variable Interest Entities, Operation And Maintenance	19	19	20
Amounts Associated With Variable Interest Entities, Depreciation And Amortization	26	22	26
Amounts Associated With Variable Interest Entities, Total Operating Expenses	(38)	(31)	(36)
Amounts Associated With Variable Interest Entities, Operating Income	38	31	32
Amounts Associated With Variable Interest Entities, Other Income (Expense), Net	(1)	(1)	(34)
Amounts Associated With Variable Interest Entities, Interest Expense	(11)	(11)	(14)
Amounts Associated With Variable Interest Entities, Net Income	26	19	(16)
Amounts Associated With Variable Interest Entities, (Earnings) Losses Attributable Noncontrolling Interests	$ (26)	$ (19)	$ 16

OTHER FINANCIAL DATA - OWNERSHIP INTEREST (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Ownership Interests Held By Others [Line Items]
Amount of ownership interests held by others	$ 381		$ 383
Ownership Interests Held By Others, Southern Gas Transmission [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	49.00%	[1]
Amount of ownership interests held by others	1	[1]	1	[1]
Ownership Interests Held By Others, Bay Gas Storage Company [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	9.00%	[1]
Amount of ownership interests held by others	20	[1]	17	[1]
Ownership Interests Held By Others, Liberty Gas Storage [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	25.00%	[1]
Amount of ownership interests held by others	15	[1]	9	[1]
Ownership Interests Held By Others, Tecsur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	10.00%
Amount of ownership interests held by others	4		4
Ownership Interests Held By Others, Luz Del Sur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	20.00%
Amount of ownership interests held by others	236		216
Ownership Interests Held By Others, Chilquinta Energia [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held By others, minimum	24.00%
Percent of ownership held by others, maximum	43.00%
Amount of ownership interests held by others	29		34
Ownership Interests Held By Others, Otay Mesa VIE [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	100.00%
Amount of ownership interests held by others	$ 76		$ 102

[1]	Part of Sempra Natural Gas.

OTHER FINANCIAL DATA - OTHER INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	$ 172		$ 130		$ 140
Proceeds from legal settlement					48
San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	69		79		10
Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	17		13		12
Allowance for Cost of Equity Funds Used During Construction [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	96		99		57
Allowance for Cost of Equity Funds Used During Construction [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	71		80		43
Allowance for Cost of Equity Funds Used During Construction [Member] | Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	25		19		14
Regulatory Interest, Net [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	1	[1]	2	[1]	1	[1]
Regulatory Interest, Net [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	2	[1]	2	[1]
Regulatory Interest, Net [Member] | Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	(1)	[1]			1	[1]
Gain (Loss) on Investments [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	41	[2]	22	[2]	35	[2]
Fair Value Adjustments on Hedges and Derivative Contracts [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	10	[3]	(14)	[3]	(24)	[3]
Fair Value Adjustments on Hedges and Derivative Contracts [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net			(1)	[4]	(34)	[4]
Other Income, Sundry [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	24	[5]	21	[5]	71	[5]
Other Income, Sundry [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	(4)		(2)		1
Other Income, Sundry [Member] | Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	$ (7)		$ (6)		$ (3)

[1]	Interest on regulatory balancing accounts.
[2]	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
[3]	Sempra Energy Consolidated includes Otay Mesa VIE and additional instruments.
[4]	Related to Otay Mesa VIE.
[5]	Amount in 2010 includes proceeds of $48 million from a legal settlement.

OTHER FINANCIAL DATA - REGULATORY MATTERS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fixed Price Contracts And Other Derivatives [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	$ 149		$ 258
Deferred Income Tax Charges [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	718		570
Deferred Income Tax Charges [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	38		(87)
Pension And Other Postretirement Benefit Obligations [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	303		309
Pension And Other Postretirement Benefit Obligations [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	835		808
Employee Benefit Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	58		66
Asset Retirement Obligation Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,603)	[1]	(1,462)	[1]
Asset Retirement Obligation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,103)	[1]	(1,075)	[1]
Loss on Reacquired Debt [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	16		20
Loss on Reacquired Debt [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	17		20
Environmental Restoration Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	16		17
Environmental Restoration Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	14		21
Workers Compensation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	27		44
Wildfire Litigation Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	364		594
Legacy Meters [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	90		91
Sunrise Powerlink Fire Mitigation [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	117
Other Utility Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	23		43
Other Utility Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(2)		(5)
Regulatory Assets Mobile Gas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	20		10
Regulatory Liabilities Mobile Gas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(15)		(15)
Net Regulatory Assets (Liabilities) S D G E [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	193		440
Net Regulatory Assets (Liabilities) So Cal Gas [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(116)		(208)
Net Regulatory Assets (Liabilities) Willmut Gas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(2)
Net Regulatory Assets (Liabilities) Ecogas [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	1		3
Net Regulatory Assets (Liabilities) Other [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	4		(2)
Net Regulatory Assets (Liabilities) Sempra Energy Consolidated [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	$ 81		$ 230

[1]	Related to obligations discussed below in “Asset Retirement Obligations.”

OTHER FINANCIAL DATA - REGULATORY MATTERS 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts	$ 643		$ 709
Undercollected Regulatory Balancing Accounts	(897)		(642)
Net Overcollected Regulatory Balancing Accounts	(254)	[1]	67	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts	340		419
Undercollected Regulatory Balancing Accounts	(735)		(457)
Net Overcollected Regulatory Balancing Accounts	(395)	[1]	(38)	[1]
Southern California Gas Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts	303		290
Undercollected Regulatory Balancing Accounts	(162)		(185)
Net Overcollected Regulatory Balancing Accounts	$ 141	[1]	$ 105	[1]

[1]	At December 31, 2012 and 2011, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheet.

OTHER FINANCIAL DATA - REGULATORY MATTERS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	$ 62		$ 89
Total Regulatory Assets, Noncurrent	2,742		2,780
Total Regulatory Liability, Current	(2)	[1]	(1)	[1]
Total Regulatory Liability, Noncurrent	(2,721)		(2,638)
Total Net Regulatory Assets (Liabilities)	81		230
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	49		78
Total Regulatory Assets, Noncurrent	1,747		1,824
Total Regulatory Liability, Noncurrent	(1,603)		(1,462)
Total Net Regulatory Assets (Liabilities)	193		440
Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	4		9
Total Regulatory Assets, Noncurrent	983		945
Total Regulatory Liability, Noncurrent	(1,103)		(1,162)
Total Net Regulatory Assets (Liabilities)	$ (116)		$ (208)

[1]	Included in Other Current Liabilities.

OTHER FINANCIAL DATA - DIVIDENDS AND LOANS (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Dec. 31, 2012
Restrictions On Dividends Loans And Advances [Line Items]
Restricted Net Assets		$ 5,300
Undistributed Earnings of Equity Method Investments		107
Utility Subsidiaries [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Line Of Credit Facility, Maximum Ratio Of Indebtedness To Total Capitalization		65.00%
San Diego Gas and Electric Company and Subsidiary [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	200	660
FERC Requirement to maintain a common equity ratio at or Above		30.00%
Authorized Capital Structure, Common Equity	52.00%	49.00%
Restricted Net Assets	4,000	3,600
Southern California Gas Company [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	698	917
Authorized Capital Structure, Common Equity	52.00%	48.00%
Restricted Net Assets	$ 1,500	$ 1,300

OTHER FINANCIAL DATA - DIVIDENDS AND LOANS 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mobile Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	116
Bay Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Subsidiary	91.00%
Fowler Ridge 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	35
Cedar Creek 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	29
Luz Del Sur [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	35
Mexican Subsidiaries [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	61
Solar Plants [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	35
Gasoductos De Chihuahua [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	19

OTHER FINANCIAL DATA - FOREIGN CURRENCY TRANSLATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Foreign Currency Translation [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	$ 9	$ 11		$ 4
Luz Del Sur [Member]
Foreign Currency Translation [Line Items]
Equity Method Investment, Functional Currency To Reporting Currency Adjustment				5
Chilquinta Energia [Member]
Foreign Currency Translation [Line Items]
Equity Method Investment, Functional Currency To Reporting Currency Adjustment		$ (10)	[1]	$ 34

[1]	As discussed in Note 3, the cumulative foreign currency translation adjustment balances totaling $54 million in Accumulated Other Comprehensive Income (Loss) as of April 6, 2011 were reclassified to net income as a result of the gain on the remeasurement of our equity method investments in Chilquinta Energía and Luz del Sur during the second quarter of 2011.

OTHER FINANCIAL DATA - REVENUES DISCLOSURE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues Disclosure [Abstract]
Natural gas revenues	$ 3,873	[1]	$ 4,489	[1]	$ 4,491	[1]
Electric revenues	4,568	[1]	3,833	[1]	2,528	[1]
Total Utilities Revenues at Sempra Energy Consolidated	$ 8,441		$ 8,322		$ 7,019

[1]	Excludes intercompany revenues.

OTHER FINANCIAL DATA - ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ (240)	$ (359)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(35)	(31)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax	(102)	(100)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax	1	1
Accumulated Other Comprehensive Income (Loss), Net of Tax	(376)	(489)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Income Tax Expense (Benefit)		(3)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes In Net Gain (Loss) From Cash Flow Hedges Effect, Income Tax Expense (Benefit)	(24)	(22)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)	(70)	(68)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Income Tax Expense (Benefit)	1	1
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)	(93)	(92)
San Diego Gas and Electric Company and Subsidiary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax	(12)	(11)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax	1	1
Accumulated Other Comprehensive Income (Loss), Net of Tax	(11)	(10)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)	(8)	(8)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Income Tax Expense (Benefit)	1	1
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)	(7)	(7)
Southern California Gas Company [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(15)	(16)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax	(4)	(6)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax	1	1
Accumulated Other Comprehensive Income (Loss), Net of Tax	(18)	(21)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes In Net Gain (Loss) From Cash Flow Hedges Effect, Income Tax Expense (Benefit)	(10)	(11)
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)	(1)	(4)
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)	$ (11)	$ (15)

OTHER FINANCIAL DATA - COLLECTION ALLOWANCES (Details) (Allowance for Doubtful Accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	$ 29	$ 29	$ 27
Provisions for uncollectible accounts	21	20	22
Write-offs of uncollectible accounts	(19)	(20)	(20)
Allowance balance at December 31	31	29	29
San Diego Gas and Electric Company and Subsidiary [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	6	5	4
Provisions for uncollectible accounts	5	8	7
Write-offs of uncollectible accounts	(5)	(7)	(6)
Allowance balance at December 31	6	6	5
Southern California Gas Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	12	14	16
Provisions for uncollectible accounts	12	8	8
Write-offs of uncollectible accounts	(10)	(10)	(10)
Allowance balance at December 31	$ 14	$ 12	$ 14

OTHER FINANCIAL DATA - ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1	$ 1,925	[1]	$ 1,468	[1]
Asset Retirement Obligation, Accretion Expense	92		82
Asset Retirement Obligation, Liabilities Incurred	21		12
Asset Retirement Obligation, Reclassification	(5)	[2]
Asset Retirement Obligation, Liabilities Settled	(2)		(1)
Asset Retirement Obligation, Revision of Estimate	25	[3]	364	[3]
Asset Retirement Obligations, Balance as of December 31	2,056	[1]	1,925	[1]
Asset Retirement Obligations Assumptions Used Discount Rate			4.00%		5.13%
San Diego Gas and Electric Company and Subsidiary [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1	698	[1]	623	[1]
Asset Retirement Obligation, Accretion Expense	42		38
Asset Retirement Obligation, Liabilities Incurred			3
Asset Retirement Obligation, Revision of Estimate	1	[3]	34	[3]
Asset Retirement Obligations, Balance as of December 31	741	[1]	698	[1]
Southern California Gas Company [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1	1,175	[1]	803	[1]
Asset Retirement Obligation, Accretion Expense	48		41
Asset Retirement Obligation, Liabilities Settled	(1)
Asset Retirement Obligation, Revision of Estimate	31	[3]	331	[3]
Asset Retirement Obligations, Balance as of December 31	$ 1,253	[1]	$ 1,175	[1]

[1]	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
[2]	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheets, as we discuss in "Assets Held for Sale" above.
[3]	The increase in obligations at SDG&E and SoCalGas for revisions in 2011 resulted from changes in assets in service and a decrease in the discount rate from 5.13 percent in 2010 to 4.00 percent in 2011, based on the risk-free rate plus an estimated credit spread.

OTHER FINANCIAL DATA - OTHER INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Storage Rights [Member]	Dec. 31, 2011 Storage Rights [Member]	Dec. 31, 2012 Development Rights [Member]	Dec. 31, 2011 Development Rights [Member]	Dec. 31, 2008 Development Rights [Member]	Dec. 31, 2012 Other Intangible Assets [Member]	Dec. 31, 2011 Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 479	$ 481		$ 138	$ 138	$ 322	$ 322	$ 460	$ 19	$ 21
Finite-Lived Intangible Assets, Accumulated Amortization	(43)	(33)		(13)	(10)	(27)	(21)		(3)	(2)
Finite-Lived Intangible Assets, Net	436	448
Finite-Lived Intangible Assets Amortization Expense	10	10	10
Finite Lived Intangible Assets, Future Amortization Expense Per Year	$ 10
Finite Lived Intangible Assets, Storage Rights Amortization Period	46
Finite Lived Intangible Assets, Development Rights Amortization Period	50
Finite Lived Intangible Assets, Other Intangibles Amortization Period, Minimum	15

OTHER FINANCIAL DATA - GOODWILL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Goodwill, ending balance	$ 1,111		$ 1,036
Goodwill By Segment Sempra Energy Consolidated [Member]
Goodwill [Line Items]
Foreign currency translation	65	[1]	(26)	[1]
Goodwill, Acquired During Period	10		975
Goodwill, ending balance	1,111		1,036		87
Goodwill By Segment, Sempra South American Utilities [Member]
Goodwill [Line Items]
Foreign currency translation	65	[1]	(26)	[1]
Goodwill, Acquired During Period			975
Goodwill, ending balance	1,014		949
Goodwill By Segment, Sempra Natural Gas [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	10
Goodwill, ending balance	72		62		62
Goodwill By Segment, Sempra Mexico [Member]
Goodwill [Line Items]
Goodwill, ending balance	$ 25		$ 25		$ 25

[1]	We record the offset of this fluctuation to other comprehensive income.

OTHER FINANCIAL DATA - ASSETS HELD FOR SALE (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Assets Held For Sale Disclosure [Abstract]
Property, plant and equipment, net	$ 292
Inventories	4
Total assets held for sale	296
Liability held for sale - asset retirement obligation	(5) [1]
Total assets held for sale, net	291
Assets held for sale, Purchase price	$ 370

[1]	Included in Other Current Liabilities on the Consolidated Balance Sheet.

OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 33,528		$ 31,192
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,337		7,727
San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,124		13,003
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,261		2,963
Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,187		10,565
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,170		3,965
Gas, Transmission and Distribution Equipment [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,406		1,349
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.20%		3.15%		3.00%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	601		576
Gas, Transmission and Distribution Equipment [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,756	[1]	10,055	[1]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.74%		3.62%		3.54%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,067	[2]	3,863	[2]
Capital Leased Assets, Gross	32		33
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	28		22
Electric Distribution [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,217		4,894
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	4.15%		4.13%		4.06%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,660	[3]	2,387	[3]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	21		16
Electric Transmission [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,714		1,938
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.63%		2.74%		2.70%
Utility Electric Generation Equipment [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,242	[4]	2,166	[4]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	4.68%		4.92%		4.30%
Capital Leased Assets, Gross	183		183
Other Utility Electric Equipment [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	679	[5]	604	[5]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	7.92%		8.26%		8.19%
Capital Leased Assets, Gross	23		26
Other Plant in Service [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	806	[6]	755	[6]
Other Plant in Service [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	129		129
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	1.36%		1.62%		1.74%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	103		102
Utility Construction In Progress [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	866		2,052
Utility Construction In Progress [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	302		381
Utility Electric Distribution Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,459	[7]	1,267	[7]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	100		44
Property, Plant and Equipment Useful Life, Minimum	10
Property, Plant and Equipment Useful Life, Maximum	46
Property, Plant Equipment Weighted Average Useful Life	40
Land And Land Rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	298	[7]	292	[7]
Property, Plant and Equipment Useful Life, Minimum	20	[8]
Property, Plant and Equipment Useful Life, Maximum	50	[8]
Property, Plant Equipment Weighted Average Useful Life	47	[8]
Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,568	[7]	1,278	[7]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	32
L N G Receipt Terminals [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,061	[7]	2,059	[7]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	47
Pipelines And Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,634	[7]	1,510	[7]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	45
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	241	[7]	168	[7]
Property, Plant and Equipment Useful Life, Minimum	2
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	15
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	692	[7]	849	[7]
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	264	[7]	201	[7]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	80
Property, Plant Equipment Weighted Average Useful Life	31
Plant, Pipeline And Other Distribution Assets Of Ecogas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	144		126
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	34		28
Plant, Pipeline And Other Distribution Assets Of Mobile Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	171		163
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	21		15
Plant, Pipeline And Other Distribution Assets Of Willmut Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1
Total Other Operating Units And Parent [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,217	[7]	7,624	[7]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 906		$ 799

[1]	Includes capital lease assets of $32 million and $33 million at December 31, 2012 and 2011, respectively.
[2]	Includes accumulated depreciation for assets under capital lease of $28 million and $22 million at December 31, 2012 and 2011, respectively.
[3]	Includes accumulated depreciation for assets under capital lease of $21 million and $16 million at December 31, 2012 and 2011, respectively.
[4]	Includes capital lease assets of $183 million at both December 31, 2012 and 2011, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
[5]	Includes capital lease assets of $23 million and $26 million at December 31, 2012 and 2011, respectively.
[6]	December 31, 2012 balances include $34 million, $21 million and $1 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $28 million and $15 million of accumulated depreciation for utility plant at Ecogas and Mobile Gas, respectively.
[7]	December 31, 2012 balances include $144 million, $171 million and $18 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $126 million and $163 million of utility plant, primarily pipelines and other distribution assets, at Ecogas and Mobile Gas, respectively.
[8]	Estimated useful lives are for land rights.

OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	$ 357	$ 368	$ 341
San Diego Gas and Electric Company and Subsidiary [Member]
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	153	187	173
Southern California Gas Company [Member]
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	$ 115	$ 97	$ 103

OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	$ 38	$ 40	$ 24
AFUDC related to equiity	96	99	57
Other capitalized financing costs	52	26	33
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	186	165	114
San Diego Gas and Electric Company and Subsidiary [Member]
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	30	33	18
AFUDC related to equiity	71	80	43
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	101	113	61
Southern California Gas Company [Member]
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	8	7	6
AFUDC related to equiity	25	19	14
Other capitalized financing costs	1
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	$ 34	$ 26	$ 20

RECENT INVESTMENT ACTIVITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended			0 Months Ended			9 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Willmut Gas [Member]	Dec. 31, 2012 Willmut Gas [Member]	Dec. 31, 2011 Willmut Gas [Member]	Dec. 31, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Apr. 30, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]		Apr. 06, 2011 Chilquinta Energia [Member]	Sep. 13, 2011 Luz Del Sur [Member]	Apr. 06, 2011 Luz Del Sur [Member]	Dec. 31, 2011 South America Acquisition [Member]	Dec. 31, 2011 South America Acquisition [Member]		Dec. 31, 2010 South America Acquisition [Member]		Apr. 06, 2011 South America Acquisition [Member]	Oct. 31, 2012 LuzLinares [Member]	Apr. 06, 2011 PurchasePriceAllocationSouthAmericaMember [Member]	Apr. 06, 2011 Peruvian Entities [Member]	Apr. 06, 2011 Chilean Entities [Member]	Apr. 06, 2011 Other Holding Companies [Member]
Business Acquisition [Line Items]
Ownership percentage before acquisition										50.00%		38.00%							85.00%
Acquired percentage interest in joint venture			100.00%					50.00%		100.00%		76.00%							15.00%
Maximum percent of Luz del Sur minority interests												14.73%
Ownership percentage after Luz Del Sur tender offer											79.82%
Additional Shares Purchased From Tender Offer											18,918,954
Luz Del Sur settlement of public tender offer											$ 43
Premium on long term debt related to purchase																		11
Consideration withheld related to purchase																		32
Fair value of businesses acquired [Abstract]
Cash consideration (fair value of total consideration)								307										611		888	385	495	8
Fair value of equity method investments immediately prior to the acquisition																				882	385	495	2
Fair value of noncontrolling interests																				279	242	37
Total fair value of businesses acquired																				2,049	1,012	1,027	10
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Cash																				245	22	219	4
Property, plant and equipment			17					256												1,486	931	555
Long-term debt																				(484)	(179)	(305)
Other net assets acquired								33												(173)	(223)	44	6
Total identifiable net assets								289												1,074	551	513	10
Goodwill			10					18	[1]											975	461	514
Remeasurement of equity method investments		277												277
Book value of equity interests																		605
Revenue of acquiree since acquisition date				10		6							1,100
Net Income of acquiree since acquisition date													160
Earnings of acquiree since acquisition date						21							135
Pro forma revenues														10,379		10,277
Pro forma earnings														1,079	[2]	1,062	[2]
Business acquisition, Cash paid, net of cash acquired			19							292									7
Incremental proforma revenue				7	21		3
Incrementa proforma earnings							7
Liabilities Assumed			10
Purchase of noncontrolling interests	$ (7)	$ (43)

[1]	The goodwill, which represents the residual of the consideration paid over the identifiable net assets, is assigned to the Sempra Mexico segment and is attributed to the strategic value of the transaction. None of the goodwill recorded is deductible in Mexico for income tax purposes.
[2]	Pro forma earnings for 2010 include the $277 million gain related to the remeasurement of equity method investments, and accordingly, pro forma earnings for 2011 exclude the gain.

INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 R B S Sempra Commodities [Member]	Dec. 31, 2010 R B S Sempra Commodities [Member]	Dec. 31, 2012 R B S Sempra Commodities [Member]	Dec. 31, 2012 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2011 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2012 Other Equity Method Investments [Member]	Dec. 31, 2011 Other Equity Method Investments [Member]	Dec. 31, 2010 Other Equity Method Investments [Member]	Dec. 31, 2010 Sodigas Pampeana And Sodigas Sur [Member]	Sep. 30, 2010 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2011 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2010 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2006 Sodigas Pampeana And Sodigas Sur [Member]	Dec. 31, 2011 Chilquinta Energia [Member]		Dec. 31, 2010 Chilquinta Energia [Member]		Dec. 31, 2011 Luz Del Sur [Member]		Dec. 31, 2010 Luz Del Sur [Member]		Dec. 31, 2012 Rockies Express [Member]	Sep. 30, 2012 Rockies Express [Member]	Jun. 30, 2012 Rockies Express [Member]	Dec. 31, 2012 Rockies Express [Member]	Dec. 31, 2011 Rockies Express [Member]	Dec. 31, 2010 Rockies Express [Member]	Dec. 31, 2009 Rockies Express [Member]	Dec. 31, 2012 Gasoductos De Chihuahua [Member]	Dec. 31, 2011 Gasoductos De Chihuahua [Member]	Dec. 31, 2010 Gasoductos De Chihuahua [Member]	Aug. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2012 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2011 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2009 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2010 Cedar Creek I I Wind Farm [Member]	Nov. 30, 2010 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2012 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2011 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2010 Elk Hills Power [Member]	Dec. 31, 2012 Housing Partnerships [Member]	Dec. 31, 2011 Housing Partnerships [Member]	Dec. 31, 2010 Housing Partnerships [Member]	Dec. 31, 2012 Auwahi Wind [Member]	Dec. 31, 2011 Auwahi Wind [Member]	Dec. 31, 2012 Mehoopany Wind Farm [Member]	Dec. 31, 2012 Mehoopany Wind Farm [Member]	Dec. 31, 2011 Mehoopany Wind Farm [Member]	Dec. 31, 2012 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2012 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2011 Flat Ridge 2 Wind Farm [Member]	Dec. 31, 2012 Other Investments [Member]		Dec. 31, 2011 Other Investments [Member]		Dec. 31, 2012 Other Equity Method Investments On Statement of Operations [Member]	Dec. 31, 2011 Other Equity Method Investments On Statement of Operations [Member]	Dec. 31, 2010 Other Equity Method Investments On Statement of Operations [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments			$ 126		$ 126	$ 1,516	$ 1,671	$ 1,427	$ 1,629															$ 361			$ 361	$ 800			$ 340	$ 302			$ 47	$ 50					$ 93	$ 95		$ 8	$ 11		$ 72	$ 11	$ 89	$ 89	$ 88	$ 291	$ 291	$ 146	$ 89	[1]	$ 42	[1]
Equity Method Investment, Impairment, Gross Amount			(16)	(305)																							(400)
Equity Methold Investment, Income Tax Make-Whole Payment Received																								41			41
Equity Method Investment, Other Equity Earnings (Losses)			(8)	(9)																				47			47	43	43
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Before Tax			(24)	(314)																							(312)	43	43						(3)	(4)	1				(4)	(2)	(13)	(1)	(4)	(9)							1						(7)	(10)	(21)
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax								36	52	49			(1)	(44)		12	[2]	33	[2]	12	[2]	41	[2]								36	29	19
Ownership percentage in equity method investee													43.00%					50.00%				38.00%						25.00%				50.00%
Ownership percentage of minority partner in equity method investee																												25.00%
Ownership percentage of operating partner in equity method investee																												50.00%
Equity Method Investment, Net Sales Proceeds																																											179
Equity Method Investment, Realized Gain (Loss) on Disposal																																											(10)
Contributions to equity method investees																													65	625								235		209							62	11		20	88		291	146
Unrecorded arbitration award related to Argentine investments											172			172
Litigation Settlement, Gross														48
Equity Method Investment, Other Than Temporary Impairment											20	24			221										(100)	(300)
Equity Method Investment, Other Than Temporary Impairment, Net Of Tax Benefit																									(60)	(179)
Equity Method Investment, Other Than Temporary Impairment, Related Tax Benefit											15
Proceeds from return of capital																																		180					96										17			148
Undistributed Earnings, Equity Method Investments	107	78
Equity Method Goodwill, Excluding Foreign Currency Translation Adjustments	65	64
Equity Method Investment, Cumulative Foreign Currency Translation Adjustments	270
Real Estate Investments Held by South American Utilities	11	11
Gain Contingency, Unrecorded Amount											172			172
Litigation Settlement, Gross														48
Equity Method Investment, Other Than Temporary Impairment											20	24			221										(100)	(300)
Tax benefit related to loss on impairment of investment in Argentine companies											$ 15

[1]	Other includes Sempra South American Utilities' $11 million in real estate investments at both December 31, 2012 and 2011, and Sempra Natural Gas' $74 million and $21 million investment in industrial development bonds at Mississippi Hub at December 31, 2012 and 2011, respectively.
[2]	These investments were accounted for under the equity method until April 6, 2011, when they became consolidated entities upon our acquisition of additional ownership interests.

INVESTMENTS IN UNCONSOLIDATED ENTITIES 2 (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012		Jul. 31, 2010 Sale Of European Natural Gas And Power Businesses [Member]	Apr. 30, 2010 Sale Of European Natural Gas And Power Businesses [Member]
Joint Venture Sales Of Businesses [Line Items]
Proceeds from sale of businesses by RBS Sempra Commodities					$ 1,000,000,000
Distributions of partnership income included in proceeds from sale of businesses by RBS Sempra Commodities						134,000,000
Pretax equity earnings from RBS Sempra Commodities	(24,000,000)	(314,000,000)
Distributable income of RBS Sempra Commodities (IFRS basis)	30,000,000	53,000,000
Distributions from RBS Sempra Commodities LLP, operating activities	53,000,000	198,000,000
Loss on impairment of RBS Sempra Commodities	(16,000,000)	(305,000,000)
Investment in RBS Sempra Commodities LLP			126,000,000	[1],[2]
Loss on impairment of RBS Sempra Commodities, after tax	(10,000,000)	(139,000,000)
Distributions from RBS Sempra Commodities LLP	623,000,000	198,000,000
Distributions include sales proceeds and our portion of distributable income	651,000,000
Distributions related to the completed sale transactions		849,000,000
Amounts to settle certain liabilities that we owed to RBS	$ 28,000,000

[1]	At measurement date.
[2]	There have been no earnings or distributions subsequent to September 30, 2011.

DEBT AND CREDIT FACILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 4,100
Committed lines of credit, remaining borrowing capacity	3,200
Weighted average interest rate on total short-term debt outstanding	0.72%	0.93%
Line Of Credit Facility, Sempra Energy [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,067
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, actual ratio of indebtedness to total capitalization	54.70%
Committed lines of credit, capacity for issuance of letters of credit	635
Committed lines of credit, letters of credit outstanding	54
Line Of Credit Facility, Sempra Global [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	2,189
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Outstanding commercial paper supported by committed lines of credit	825
Line Of Credit Facility, S D G E [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	658
Committed lines of credit, actual ratio of indebtedness to total capitalization	48.00%
Committed lines of credit, remaining borrowing capacity	658
Line Of Credit Facility, So Cal Gas [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	658
Committed lines of credit, actual ratio of indebtedness to total capitalization	38.70%
Committed lines of credit, remaining borrowing capacity	658
Line Of Credit Facility, California Utilities Combined [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	877
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, capacity for issuance of letters of credit	$ 200

DEBT AND CREDIT FACILITIES 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Debt Instrument, S D G E [Member]	Dec. 31, 2011 Debt Instrument, S D G E [Member]	Dec. 31, 2012 Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2011 Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2011 First Mortgage Bonds, Due October 2012 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due March 2014 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due March 2014 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due June 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due June 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due November 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due November 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due April 2018 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due April 2018 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due July 2018 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 First Mortgage Bonds, Due July 2018 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due June 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 First Mortgage Bonds, Due June 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due June 2026 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due June 2026 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due December 2027 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 First Mortgage Bonds, Due December 2027 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due January And February 2034 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 First Mortgage Bonds, Due January And February 2034 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due May 2035 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due May 2035 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due November 2035 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due November 2035 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due September 2037 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due September 2037 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due June 2039 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due June 2039 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due May 2039 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 First Mortgage Bonds, Due May 2039 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 First Mortgage Bonds, Due May 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due May 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due August 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due August 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due November 2040 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due November 2040 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due August 2021 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due August 2021 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due November 2041 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 First Mortgage Bonds, Due November 2041 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds, Due September 2021 [Member] Debt Instrument, Mobile Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due September 2021 [Member] Debt Instrument, Mobile Gas [Member]	Dec. 31, 2012 First Mortgage Bonds, Due September 2031 [Member] Debt Instrument, Mobile Gas [Member]	Dec. 31, 2011 First Mortgage Bonds, Due September 2031 [Member] Debt Instrument, Mobile Gas [Member]	Dec. 31, 2012 First Mortgage Bonds Due April 2042 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 First Mortgage Bonds Due September 2042 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 Other Long-term Debt [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 Other Long-term Debt [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 Other Long-term Debt [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 Other Long-term Debt [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 Commercial Paper [Member] Debt Instrument, Sempra Global [Member]	Dec. 31, 2011 Commercial Paper [Member] Debt Instrument, Sempra Global [Member]	Dec. 31, 2012 Other Long-term Debt, Due February 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due February 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due November 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due November 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due June 2014 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 Other Long-term Debt, Due June 2014 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 Other Long-term Debt, Due May 2016 [Member] Debt Instrument, So Cal Gas [Member]		Dec. 31, 2011 Other Long-term Debt, Due May 2016 [Member] Debt Instrument, So Cal Gas [Member]		Dec. 31, 2012 Other Long-term Debt, Due June 2016 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due June 2016 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due June 2018 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due June 2018 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due February 2019 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due February 2019 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due July 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 Other Long-term Debt, Due July 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 Other Long-term Debt, Due December 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 Other Long-term Debt, Due December 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 Other Long-term Debt, Due March 2023 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2011 Other Long-term Debt, Due March 2023 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2012 Other Long-term Debt, Due July 2024 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2011 Other Long-term Debt, Due July 2024 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2012 Other Long-term Debt, Due January 2028 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2011 Other Long-term Debt, Due January 2028 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2012 Other Long-term Debt, Due October 2039 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due October 2039 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Employee Stock Ownership Plan Bonds, Due On Demand [Member] Debt Instrument, Parent [Member]		Dec. 31, 2012 Industrial Development Bonds, Due August 2037 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2011 Industrial Development Bonds, Due August 2037 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2012 Capital Lease Obligations, Purchased Power Agreements [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 Capital Lease Obligations, Purchased Power Agreements [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 Capital Lease Obligations, Other [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2011 Capital Lease Obligations, Other [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2012 Market Value Adjustment For Interest Rate Swap [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Market Value Adjustment For Interest Rate Swap [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Due March 2014 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Due March 2014 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt, Variable Rate Notes Due March 2014 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2011 Other Long-term Debt, Variable Rate Notes Due March 2014 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long-term Debt Due October 2014 [Member] Debt Instrument, Chilquinta Energia [Member]		Dec. 31, 2011 Other Long-term Debt Due October 2014 [Member] Debt Instrument, Chilquinta Energia [Member]		Dec. 31, 2009 Other Long-term Debt Due October 2014 [Member] Debt Instrument, Chilquinta Energia [Member]	Dec. 31, 2012 Other Long-term Debt, Due October 2030 [Member] Debt Instrument, Chilquinta Energia [Member]		Dec. 31, 2011 Other Long-term Debt, Due October 2030 [Member] Debt Instrument, Chilquinta Energia [Member]		Dec. 31, 2012 Other Long-term Debt, Due May 2013 [Member] Debt Instrument, Other Sempra Natural Gas [Member]	Dec. 31, 2011 Other Long-term Debt, Due May 2013 [Member] Debt Instrument, Other Sempra Natural Gas [Member]	Dec. 31, 2012 Other Long Term Debt, Variable Rate Notes Due November 2013 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long Term Debt, Variable Rate Notes Due June 2016 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]	Dec. 31, 2011 Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]	Dec. 31, 2012 Other Long Term Debt, Payable Currently Through December 2016 [Member] Debt Instrument, Luz Del Sur [Member]	Dec. 31, 2011 Other Long Term Debt, Payable Currently Through December 2016 [Member] Debt Instrument, Luz Del Sur [Member]	Dec. 31, 2012 Other Long Term Debt, Payable Currently Through October 2022 [Member] Debt Instrument, Luz Del Sur [Member]	Dec. 31, 2011 Other Long Term Debt, Payable Currently Through October 2022 [Member] Debt Instrument, Luz Del Sur [Member]	Dec. 31, 2012 Other LongTerm Debt, Variable Rate Loan Payable Currently Through December 2028 [Member] Debt Instrument, Sempra Renewables [Member]		Dec. 31, 2012 Other LongTerm Debt, Fixed Rate Loan Payable Currently Through December 2028 [Member] Debt Instrument, Sempra Renewables [Member]	Dec. 31, 2012 Other Long Term Debt, Payable Currently Through January 2031 [Member] Debt Instrument, Sempra Renewables [Member]	Dec. 31, 2012 Other Long Term Debt, Payable Currently Through 2013 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2011 Other Long Term Debt, Payable Currently Through 2013 [Member] Debt Instrument, Other Sempra Natural Gas [Member]		Dec. 31, 2012 Other Long Term Debt, Payable Currently Through December 2017 [Member] Debt Instrument, Other Sempra Natural Gas [Member]	Dec. 31, 2011 Other Long Term Debt, Payable Currently Through December 2017 [Member] Debt Instrument, Other Sempra Natural Gas [Member]	Dec. 31, 2012 Other Long Term Debt Due April 2017 [Member] Debt Instrument, Parent [Member]	Dec. 31, 2012 Other Long Term Debt Due October 2022 [Member] Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 3,536	$ 3,286	$ 1,400	$ 1,300			$ 250	$ 250	$ 250	$ 14	$ 14	$ 250	$ 250	$ 250	$ 250	$ 161	[1]	$ 161	[1]	$ 60	[1]	$ 60	[1]	$ 250	$ 250	$ 150	[1]	$ 150	[1]	$ 176	[1]	$ 176	[1]	$ 250	$ 250	$ 250	$ 250	$ 250	$ 250	$ 300	$ 300	$ 75	[1]	$ 75	[1]	$ 250	$ 250	$ 500	$ 500	$ 300	$ 300	$ 350	$ 350	$ 250	$ 250	$ 20	$ 20	$ 42	$ 42	$ 250	$ 350					$ 300	$ 400	$ 400	$ 400	$ 250	$ 250	$ 130	$ 130	$ 8	[1]	$ 8	[1]	$ 750	$ 750	$ 500	$ 500	$ 500	$ 500	$ 39	[1]	$ 39	[1]	$ 60	[1]	$ 60	[1]	$ 25	[1]	$ 25	[1]	$ 74	[1]	$ 21	[1]	$ 5	$ 5	$ 750	$ 750	$ 8	[1]	$ 55	[1]	$ 55	[1]					$ 19	$ 16	$ 500	$ 500	$ 300	$ 300	$ 86	[1]	$ 24	[1]		$ 224	[1]	$ 202	[1]	$ 1	$ 1			$ 345	$ 355	$ 31	$ 41	$ 284	$ 185	$ 111	[1]		$ 286	$ 17	[1],[2]	$ 24	[1],[2]	$ 25	$ 29	$ 600	$ 500
Debt Instrument, Interest Rate, Stated Percentage									4.80%	5.50%		6.80%		5.30%		5.45%		1.65%	[1]			5.85%	[1]			6.00%						5.88%	[1]			5.35%		5.75%		6.13%		6.00%		4.00%	[1]			5.35%		4.50%		5.13%		3.00%		3.95%		4.14%		5.00%		4.30%	3.75%							6.00%		8.90%		5.90%		4.75%	[1]			6.50%		6.15%		9.80%		5.30%	[1]			5.50%	[1]			4.90%	[1]			4.50%				5.67%		6.00%														2.00%				2.75%					4.25%				9.00%				5.29%								4.54%						8.45%		2.30%	2.88%
Debt Instrument, Interest Rate at Period End																																																																				0.62%																																								0.15%												1.07%													8.05%	4.64%							2.82%
Long-term Commercial Paper, Noncurrent	300	400
Capital Lease Obligations	189	204			4	11																																																																																																										178	180	7	13
Long Term Debt And Capital Lease Obligations, Including Current Portion			4,320	4,088	1,417	1,324	6,625	5,018																																																								784	802	17	24
Current portion of long-term debt	(725)	(336)	(16)	(19)	(4)	(257)	(705)	(60)
Debt Instrument, Unamortized Discount	(16)	(16)	(12)	(11)	(4)	(3)	(8)	(9)
Debt Instrument Unamortized Premium							8	7
Long-term debt	11,621	10,078	4,292	4,058	1,409	1,064	5,920	4,956
Debt Instrument Purchased By Parent																																																																																																																														50
Debt Instrument, Amount At Variable Rates After Fixed To Floating Swap Effective January 2011																																																																																																																																					200	300
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																												5.00%																																																																																																													6.20%		4.75%					2.24%	2.87%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																												5.25%																																																																																																													6.75%		7.09%					2.26%	3.51%
Debt Instrument, Amount At Fixed Rates After Floating to Fixed Swap																																																																																																																																															$ 83

[1]	Callable long-term debt.
[2]	Classified as long-term debt based on management's intent and ability to convert the debt to equity upon maturity.

DEBT AND CREDIT FACILITIES 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2012 Fowler Ridge I I Wind Farm [Member] Expires August 2022 [Member]	Dec. 31, 2011 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2012 Cedar Creek I I Wind Farm [Member] Expires November 2023 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding		$ 348		$ 275
Liability for guarantee obligation associated with cash flow requirements	$ 9		$ 3

DEBT AND CREDIT FACILITIES 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 731	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	1,360	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	344	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	814	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	659	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,246	[1]
Long-term Debt Maturities, Total Repayments Of Principal	12,154	[1]
Schedule Of Long-term Debt Maturities, S D G E [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	10	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	140	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	274	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	10	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	10	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,691	[1]
Long-term Debt Maturities, Total Repayments Of Principal	4,135	[1]
Schedule Of Long-term Debt Maturities, So Cal Gas [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two	250	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	8	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,155	[1]
Long-term Debt Maturities, Total Repayments Of Principal	1,413	[1]
Schedule Of Long-term Debt Maturities, Other Sempra Energy [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	721	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	970	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	70	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	796	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	649	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,400	[1]
Long-term Debt Maturities, Total Repayments Of Principal	$ 6,606	[1]

[1]	Excludes capital lease obligations and market value adjustments for interest rate swaps.

DEBT AND CREDIT FACILITIES 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	$ 6,300
San Diego Gas and Electric Company and Subsidiary [Member]
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	254
Southern California Gas Company [Member]
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	$ 13

DEBT AND CREDIT FACILITIES 6 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	$ 448
Long-term Debt Callable In Year Two	348
Long-term Debt Callable In Year Three	266
Long-term Debt Callable In Year Four	8
Long-term Debt Callable In Year Five	75
Long-term Debt Callable After Year Five	176
Callable Long-term Debt	1,321
Callable Long term Debt Subject To Make Whole Provisions	9,137
Schedule Of Callable Long-term Debt, S D G E [Member]
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	105
Long-term Debt Callable In Year Two	124
Long-term Debt Callable In Year Three	266
Long-term Debt Callable In Year Five	75
Long-term Debt Callable After Year Five	176
Callable Long-term Debt	746
Callable Long term Debt Subject To Make Whole Provisions	2,900
Schedule Of Callable Long-term Debt, So Cal Gas [Member]
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Year Four	8
Callable Long-term Debt	8
Callable Long term Debt Subject To Make Whole Provisions	1,400
Schedule Of Callable Long-term Debt, Other Sempra Energy [Member]
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	343
Long-term Debt Callable In Year Two	224
Callable Long-term Debt	567
Callable Long term Debt Subject To Make Whole Provisions	$ 4,837

DEBT AND CREDIT FACILITIES 7 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
First Mortgage Bonds [Line Items]
First Mortgage Bonds, Amount Available For Future Issuance	$ 3,600
Southern California Gas Company [Member]
First Mortgage Bonds [Line Items]
First Mortgage Bonds, Amount Available For Future Issuance	$ 863

DEBT AND CREDIT FACILITIES 8 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Industrial Development Bonds [Line Items]
Payments To Acquire Industrial Development Bonds	$ 53	$ 84	$ 42	$ 75
Industrial Development Bonds, Interest Rate, Stated Percentage	4.50%
Redemption of industrial development bonds		180
Maximum Long-term Debt Available, Industrial Development Bonds	$ 265
Shares Held In Employee Stock Ownership Plan, Released	153,625	350,815	363,733

DEBT AND CREDIT FACILITIES 9 (Details) (Debt Instrument, Luz Del Sur [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Other Long-term Debt, Due February 2019 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 9
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	6.34%
Other Long Term Debt Due February 2017 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	21
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.97%
Other Long Term Debt Due July 2019 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	25
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.44%
Other Long Term Debt Due October 2022 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	30
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	5.25%
Other Long Term Debt Due December 2020 [Member]
Debt Instrument Segment [Line Items]
Long-Term Debt, Luz Del Sur	$ 30
Debt Instrument, Interest Rate, Stated Percentage, Luz Del Sur	4.75%

FACILITIES UNDER JOINT OWNERSHIP (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jul. 31, 2010
Jointly Owned Utility Plant Interests [Line Items]
Asset Retirement Obligation, Nuclear Power Plant	$ 558
Utility Share Of Nuclear Decommissioning Costs	860	768
Utility Share Of Nuclear Decommissioning Costs Adjusted For Inflation	880
Jointly Owned Nuclear Power Plant [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	20.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	351
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	65
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	115
Jointly Owned Electricity Transmission and Distribution System [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	91.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	330
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	198
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 11

FACILITIES UNDER JOINT OWNERSHIP 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 594		$ 562
Gross unrealized gains	317		248
Gross unrealized losses	(3)		(6)
Estimated fair value	908		804
Proceeds from sales	723	[1]	715	[1]	351	[1]
Gross realized gains	21		75		11
Gross realized losses	(13)		(52)		(11)
Total Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	325		305
Gross unrealized gains	25		21
Gross unrealized losses	(1)		(1)
Estimated fair value	349		325
Debt Securities Issued By The U.S. Treasury And Other U.S. Government Corporations And Agencies
Schedule of Available-for-sale Securities [Line Items]
Cost	147	[2]	157
Gross unrealized gains	9	[2]	13
Estimated fair value	156	[2]	170
Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	57	[3]	72
Gross unrealized gains	6	[3]	5
Estimated fair value	63	[3]	77
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	121	[4]	76
Gross unrealized gains	10	[4]	3
Gross unrealized losses	(1)	[4]	(1)
Estimated fair value	130	[4]	78
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	249		246
Gross unrealized gains	292		227
Gross unrealized losses	(2)		(5)
Estimated fair value	539		468
Cash And Cash Equivalents
Schedule of Available-for-sale Securities [Line Items]
Cost	20		11
Estimated fair value	$ 20		$ 11

[1]	Excludes securities that are held to maturity.
[2]	Maturity dates are 2013-2043.
[3]	Maturity dates are 2013-2111.
[4]	Maturity dates are 2013-2112.

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	6.00%	3.00%	6.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	(1.00%)	2.00%
Effective Income Tax Rate Reconciliation, Tax Credits	(7.00%)	(1.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(4.00%)	(2.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(4.00%)	(8.00%)	(12.00%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	(1.00%)		(3.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(8.00%)	(1.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(5.00%)	(3.00%)	(5.00%)
Effective Income Tax Rate Reconciliation, Foreign Exchange And Inflation Effects	1.00%	(1.00%)	2.00%
Effective Income Tax Rate Reconciliation, Life Insurance Contract	(7.00%)
Effective Income Tax Rate Reconciliation, Variable Interest Entities	(1.00%)		1.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate			2.00%
Effective Income Tax Rate Reconciliation, Impairment Equity Method Investment			(2.00%)
Effective Income Tax Rate Reconciliation, Other Adjustments	2.00%	(1.00%)	1.00%
Effective Income Tax Rate, Continuing Operations	6.00%	23.00%	17.00%
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 442	$ 1,011	$ 448
Income (Loss) from Continuing Operations before Income Taxes, Foreign	501	712	339
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	943	1,723	787
Non-United States Earnings [Member]
Income Tax Reconciliation, Other Items [Line Items]
Income Tax Reconciliation, Disposition of Business, Gain	175
Income Tax Reconciliation, Disposition of Business, Non-Taxable Gain	150
Income Tax Reconciliation, Earnings From Joint Venture Operations Net of Income Taxes Paid By Partnership	40
Income Tax Reconciliation, Disposition Of Business, Gain Net Of Income Tax Paid By Partnership	25
San Diego Gas and Electric Company and Subsidiary [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	4.00%	4.00%	5.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	4.00%	5.00%	4.00%
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(4.00%)	(4.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	(3.00%)		(3.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(4.00%)	(1.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(3.00%)	(3.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Variable Interest Entities	(1.00%)	(1.00%)	1.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate			1.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(1.00%)	(1.00%)	(3.00%)
Effective Income Tax Rate, Continuing Operations	27.00%	34.00%	33.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	705	692	531
San Diego Gas and Electric Company and Subsidiary [Member] | United States Earnings [Member]
Income Tax Reconciliation, Other Items [Line Items]
Income Tax Reconciliation, Utility Repair Allowance Benefit	22
Southern California Gas Company [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	7.00%	6.00%	5.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	3.00%	4.00%	4.00%
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(2.00%)	(2.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(12.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(9.00%)	(7.00%)	(6.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate			3.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(1.00%)	(3.00%)	(2.00%)
Effective Income Tax Rate, Continuing Operations	21.00%	33.00%	38.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	$ 369	$ 431	$ 463

INCOME TAXES 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	$ 3,710	$ 2,360
Deferred Tax Liabilities, Regulatory Assets and Liabilities	770	456
Deferred Tax Liabilities, Tax Deferred Income	3	13
Deferred Tax Liabilities, Loss On Reacquired Debt	9	12
Deferred Tax Liabilities, Property Taxes	46	43
Deferred Tax Liabilities, Investment in Noncontrolled Affiliates	118	152
Deferred Tax Liabilities, Other	55	30
Deferred Tax Liabilities	4,711	3,066
Deferred Tax Assets, Tax Credit Carryforwards, General Business	67	22
Deferred Tax Assets, Equity Method Losses	16	16
Deferred Tax Assets, Operating Loss Carryforwards	1,898	811
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	156	140
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	587	361
Deferred Tax Assets, Other	90	34
Deferred Tax Assets, State Income Taxes	58	58
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	8	8
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	7	5
Deferred Tax Assets, Gross	2,887	1,455
Deferred Tax Assets, Valuation Allowance	128	82
Deferred Tax Assets, Net	2,759	1,373
Net deferred income tax liability	1,952	1,693
Deferred Tax (Assets) Liabilities, Current, Net	(148)	173
Deferred Tax (Assets) Liabilities, Noncurrent, Net	2,100	1,520
San Diego Gas and Electric Company and Subsidiary [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	1,947	1,152
Deferred Tax Liabilities, Regulatory Assets and Liabilities	344	230
Deferred Tax Liabilities, Loss On Reacquired Debt	4	5
Deferred Tax Liabilities, Property Taxes	32	30
Deferred Tax Liabilities, Other	22	19
Deferred Tax Liabilities	2,349	1,436
Deferred Tax Assets, Tax Credit Carryforwards, General Business	16	17
Deferred Tax Assets, Operating Loss Carryforwards	446
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	14	15
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	137	115
Deferred Tax Assets, Other	4	3
Deferred Tax Assets, State Income Taxes	31	24
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	38	33
Deferred Tax Assets, Hedging Transactions	1
Deferred Tax Assets, Net	687	207
Net deferred income tax liability	1,662	1,229
Deferred Tax (Assets) Liabilities, Current, Net	26	62
Deferred Tax (Assets) Liabilities, Noncurrent, Net	1,636	1,167
Southern California Gas Company [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	938	632
Deferred Tax Liabilities, Regulatory Assets and Liabilities	439	236
Deferred Tax Liabilities, Loss On Reacquired Debt	7	8
Deferred Tax Liabilities, Property Taxes	15	14
Deferred Tax Liabilities, Other		1
Deferred Tax Liabilities	1,399	891
Deferred Tax Assets, Tax Credit Carryforwards, General Business	14	16
Deferred Tax Assets, Operating Loss Carryforwards	34
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	48	39
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	370	161
Deferred Tax Assets, Other	9	8
Deferred Tax Assets, State Income Taxes	18	18
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	21	22
Deferred Tax Assets, Hedging Transactions	7	7
Deferred Tax Assets, Net	521	271
Net deferred income tax liability	878	620
Deferred Tax (Assets) Liabilities, Current, Net	(3)	44
Deferred Tax (Assets) Liabilities, Noncurrent, Net	$ 881	$ 576

INCOME TAXES 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	$ (36)	$ 76	$ 69
Current State and Local Tax Expense (Benefit)	(6)	(3)	(3)
Current Foreign Tax Expense (Benefit)	144	149	30
Current Income Tax Expense (Benefit)	102	222	96
Deferred Federal Income Tax Expense (Benefit)	(63)	176	(18)
Deferred State and Local Income Tax Expense (Benefit)	3	43	32
Deferred Foreign Income Tax Expense (Benefit)	20	(45)	27
Deferred Income Tax Expense (Benefit)	(40)	174	41
Investment Tax Credit	(3)	(2)	(4)
Income tax expense (benefit)	59	394	133
San Diego Gas and Electric Company and Subsidiary [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	(109)	(59)	69
Current State and Local Tax Expense (Benefit)	14	6	52
Current Income Tax Expense (Benefit)	(95)	(53)	121
Deferred Federal Income Tax Expense (Benefit)	255	253	75
Deferred State and Local Income Tax Expense (Benefit)	30	36	(21)
Deferred Income Tax Expense (Benefit)	285	289	54
Investment Tax Credit		1	(2)
Income tax expense (benefit)	190	237	173
Southern California Gas Company [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	(73)	(6)	43
Current State and Local Tax Expense (Benefit)	24	19	26
Current Income Tax Expense (Benefit)	(49)	13	69
Deferred Federal Income Tax Expense (Benefit)	136	128	108
Deferred State and Local Income Tax Expense (Benefit)	(6)	5	2
Deferred Income Tax Expense (Benefit)	130	133	110
Investment Tax Credit	(2)	(3)	(3)
Income tax expense (benefit)	$ 79	$ 143	$ 176

INCOME TAXES 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Asset Valuation Allowance, Variable Interest Entities [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	$ 108	$ 116
Deferred Tax Asset Valuation Allowance, Foreign Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	20	14
Deferred Tax Asset Valuation Allowance, Future Foreign Deductions [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount		8
Deferred Tax Asset Valuation Allowance, Federal State And Local Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	100	60
Deferred Tax Asset Valuation Allowance, Future Federal State And Local Deductions [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	$ 8

INCOME TAXES 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Total		$ 4,700
Remeasurement of equity method investments	(277)
San Diego Gas and Electric Company and Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Total		1,300
Southern California Gas Company [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Total		96
Prior Period [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Set To Expire		2,100
Prior Period [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Set To Expire		78
Current Period [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Set To Expire		2,600
Current Period [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Set To Expire		1,200
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		71
Operating Loss Carryforwards, Nonexpiring		11
Operating Loss Carryforwards, Set To Expire		60
Mexico [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		162
Operating Loss Carryforwards, Cumulative Amount Utilized		142
Federal And State Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 2,200

INCOME TAXES 6 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	$ 72	$ 97	$ 94
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	2	7	29
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(1)	(26)	(4)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	10	3	5
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(1)	(9)	(9)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations			(18)
Unrecognized Tax Benefits, Balance as of December 31	82	72	97
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(81)	(72)	(76)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	16	7	5
Unrecognized Tax Benefits, Interest on Income Taxes Expense		(3)	4
Unrecognized Tax Benefits, Income Tax Penalties Expense		(1)
Unrecognized Tax Benefits Interest On Income Taxes Accrued	3	3
Unrecognized Tax Benefits Income Tax Penalties Accrued	3	3
Accumulated undistributed earnings of non-U.S. subsidiaries	2,900
San Diego Gas and Electric Company and Subsidiary [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	7	5	14
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	1
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions			(3)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	4	2	3
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities			(9)
Unrecognized Tax Benefits, Balance as of December 31	12	7	5
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(12)	(7)	(5)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	12	7	5
Unrecognized Tax Benefits, Interest on Income Taxes Expense			3
Unrecognized Tax Benefits Interest On Income Taxes Accrued	1	1
Southern California Gas Company [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1		8	11
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions		2	5
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	5
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities		(10)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations			(8)
Unrecognized Tax Benefits, Balance as of December 31	5		8
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(5)			(1)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	4
Unrecognized Tax Benefits, Interest on Income Taxes Expense		(1)	1
Unrecognized Tax Benefits Interest On Income Taxes Accrued	$ 1	$ 1

INCOME TAXES 7 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ (17)	$ (7)	$ (41)
Southern California Gas Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(4)		(5)
Expiration Of Statute Of Limitations [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(7)	(7)	(6)
Expiration Of Statute Of Limitations [Member] | Southern California Gas Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			(5)
Potential Resolution Of Audit Issues [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(10)		(35)
Potential Resolution Of Audit Issues [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(5)
Potential Resolution Of Audit Issues [Member] | Southern California Gas Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ (4)

EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Employee Benefit Plans (Details) [Abstract]
Dedicated Assets Supporting Supplemental Benefit Plans	$ 510		$ 478
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, P P A C A Excise Tax					31
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(1,456)		(1,423)
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.75%	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(340)		(342)
Southern California Gas Company [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(855)		(833)
Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	3,406		3,124
Defined Benefit Plan, Service Cost	90		83
Defined Benefit Plan, Interest Cost	162		168
Defined Benefit Plan, Plan Amendments	8
Defined Benefit Plan, Actuarial Gain (Loss)	(374)		(224)
Defined Benefit Plan, Settlements, Benefit Obligation	(19)		(34)
Defined Benefit Plan, Foreign currency adjustments			(2)
Defined Benefit Plan Business, Acquisitions			20
Defined Benefit Plan, Benefits Paid	(217)		(177)
Defined Benefit Plan, Benefit Obligation, Ending Balance	3,804		3,406		3,124
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	2,332		2,354
Defined Benefit Plan, Actual Return on Plan Assets	339		(23)
Defined Benefit Plan, Contributions by Employer	123		212
Defined Benefit Plan, Settlements, Plan Assets	(19)		(34)
Defined Benefit Plan, Benefits Paid, Plan Assets	(217)		(177)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,558		2,332		2,354
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(1,246)		(1,074)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(1,246)		(1,074)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(31)		(31)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(1,215)		(1,043)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(96)		(92)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax	1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(95)		(91)
Defined Benefit Plan, Accumulated Benefit Obligation	3,530		3,176
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	3,544		3,150
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	3,295		2,958
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	2,558		2,332
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	90		83		83
Defined Benefit Plan, Interest Cost	162		168		167
Defined Benefit Plan, Expected Return on Plan Assets	(155)		(144)		(143)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	3		4		4
Defined Benefit Plan, Amortization of (Gains) Losses	47		34		30
Defined Benefit Plan, Regulatory Adjustment	(29)		43		19
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	8		13
Defined Benefit Plan, Net Periodic Benefit Cost, Total	126		201		160
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	19		23		(12)
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(9)		(10)		(10)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	10		13		(22)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	136		214		138
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			10
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.04%		4.95%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	154
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	318
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	315
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	315
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	319
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	312
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	1,411
Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	981		949
Defined Benefit Plan, Service Cost	28		28
Defined Benefit Plan, Interest Cost	45		49
Defined Benefit Plan, Plan Amendments	1
Defined Benefit Plan, Actuarial Gain (Loss)	(87)		(27)
Defined Benefit Plan, Transfers, Benefit Obligation			(19)
Defined Benefit Plan, Settlements, Benefit Obligation			(1)
Defined Benefit Plan, Benefits Paid	(75)		(52)
Defined Benefit Plan, Benefit Obligation, Ending Balance	1,067		981		949
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	712		713
Defined Benefit Plan, Actual Return on Plan Assets	99		(7)
Defined Benefit Plan, Contributions by Employer	45		69
Defined Benefit Plan, Transfers, Plan Assets			(10)
Defined Benefit Plan, Settlements, Plan Assets			(1)
Defined Benefit Plan, Benefits Paid, Plan Assets	(75)		(52)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	781		712		713
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(286)		(269)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(286)		(269)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(5)		(3)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(281)		(266)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(12)		(11)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax	1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(11)		(10)
Defined Benefit Plan, Accumulated Benefit Obligation	1,041		962
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	1,025		944
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,003		928
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	781		712
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	28		28		27
Defined Benefit Plan, Interest Cost	45		49		47
Defined Benefit Plan, Expected Return on Plan Assets	(47)		(46)		(40)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	2		1		1
Defined Benefit Plan, Amortization of (Gains) Losses	14		9		12
Defined Benefit Plan, Regulatory Adjustment	6		31		13
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	1		1
Defined Benefit Plan, Net Periodic Benefit Cost, Total	49		73		60
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	2		1		2
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(1)		(1)		(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	1				1
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	50		73		61
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	57
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	92
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	92
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	91
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	87
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	84
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	392
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	2,017		1,786
Defined Benefit Plan, Service Cost	53		46
Defined Benefit Plan, Interest Cost	99		99
Defined Benefit Plan, Plan Amendments	7
Defined Benefit Plan, Actuarial Gain (Loss)	(245)		(171)
Defined Benefit Plan, Transfers, Benefit Obligation			26
Defined Benefit Plan, Settlements, Benefit Obligation	(2)		(4)
Defined Benefit Plan, Benefits Paid	(120)		(107)
Defined Benefit Plan, Benefit Obligation, Ending Balance	2,299		2,017		1,786
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,443		1,456
Defined Benefit Plan, Actual Return on Plan Assets	213		(12)
Defined Benefit Plan, Contributions by Employer	47		95
Defined Benefit Plan, Transfers, Plan Assets			15
Defined Benefit Plan, Settlements, Plan Assets	(2)		(4)
Defined Benefit Plan, Benefits Paid, Plan Assets	(120)		(107)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,581		1,443		1,456
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(718)		(574)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(718)		(574)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(4)		(4)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(714)		(570)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(4)		(6)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax	1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(3)		(5)
Defined Benefit Plan, Accumulated Benefit Obligation	2,080		1,845
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	2,275		1,987
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	2,057		1,818
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	1,581		1,443
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	53		46		46
Defined Benefit Plan, Interest Cost	99		99		98
Defined Benefit Plan, Expected Return on Plan Assets	(96)		(85)		(90)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	2		2		2
Defined Benefit Plan, Amortization of (Gains) Losses	23		17		10
Defined Benefit Plan, Regulatory Adjustment	(36)		12		6
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	1		1
Defined Benefit Plan, Net Periodic Benefit Cost, Total	46		92		72
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(4)		2
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(1)		(1)		(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	(5)		1		(1)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	41		93		71
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	69
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	190
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	194
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	192
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	195
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	191
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	835
Sempra Energy Pension Plan [Member]
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	(11)
Mobile Gas Pension Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			5.14%	[2]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.93%	[3]
Utility Funded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	(1)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.80%	[4]
Utility Funded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	8.50%	[5]	8.50%	[5]
Utility Funded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	[5]	3.50%	[5]
Utility Funded Pension Plans [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	5.05%	[6]
Utility Funded Pension Plans [Member] | Southern California Gas Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	5.00%	[7]	5.00%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	5.00%	[8]	5.00%	[8]
Utility Funded Pension Plans [Member] | Southern California Gas Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.50%	[7]	3.50%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	[8]	3.50%	[8]
Utility Unfunded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%	[4]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.50%	[5]	4.50%	[5]
Utility Unfunded Pension Plans [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%	[6]
SE Director Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.40%	[3]	4.40%	[2]
SE Unfunded Pension Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%	[3]	4.70%	[2]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.50%	[8]	4.50%	[8]
SE Funded Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.90%	[3]	4.90%	[2]
SE All Other Funded Plans [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	9.50%	[7]	9.50%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	8.50%	[8]	8.50%	[8]
SE All Other Funded Plans [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.50%	[7]	3.50%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	[8]	3.50%	[8]
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	1,160		1,139
Defined Benefit Plan, Service Cost	25		31
Defined Benefit Plan, Interest Cost	52		65
Defined Benefit Plan, Plan Amendments	(56)		4
Defined Benefit Plan, Actuarial Gain (Loss)	25		42
Defined Benefit Plan Contributions By Plan Participants	15		15
Defined Benefit Plan Business, Acquisitions			5
Defined Benefit Plan, Benefits Paid	(56)		(59)
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received			2
Defined Benefit Plan, Benefit Obligation, Ending Balance	1,115		1,160		1,139
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	778		746
Defined Benefit Plan, Actual Return on Plan Assets	97		4
Defined Benefit Plan, Contributions by Employer	39		72
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets	15		15
Defined Benefit Plan, Benefits Paid, Plan Assets	(56)		(59)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	873		778		746
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(242)		(382)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(242)		(382)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(1)		(2)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(241)		(380)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(6)		(8)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(6)		(8)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	25		31		26
Defined Benefit Plan, Interest Cost	52		65		57
Defined Benefit Plan, Expected Return on Plan Assets	(53)		(48)		(46)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(4)				(1)
Defined Benefit Plan, Amortization of (Gains) Losses	12		17		8
Defined Benefit Plan, Regulatory Adjustment	7		7		7
Defined Benefit Plan, Net Periodic Benefit Cost, Total	39		72		51
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(6)		7		(1)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax					1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	(6)		7
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	33		79		51
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.09%		5.11%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.96%		6.25%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	10.00%	[9]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	[1]
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2020		2019
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	8
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(8)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	114
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(88)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	27
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	46
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	48
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	53
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	56
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	61
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	345
Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	182		175
Defined Benefit Plan, Service Cost	7		7
Defined Benefit Plan, Interest Cost	9		10
Defined Benefit Plan, Plan Amendments	(2)		2
Defined Benefit Plan, Actuarial Gain (Loss)	5		5
Defined Benefit Plan Contributions By Plan Participants	6		7
Defined Benefit Plan, Transfers, Benefit Obligation			(2)
Defined Benefit Plan, Benefits Paid	(12)		(12)
Defined Benefit Plan, Benefit Obligation, Ending Balance	185		182		175
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	106		99
Defined Benefit Plan, Actual Return on Plan Assets	13		(1)
Defined Benefit Plan, Contributions by Employer	13		15
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets	6		7
Defined Benefit Plan, Transfers, Plan Assets			(2)
Defined Benefit Plan, Benefits Paid, Plan Assets	(12)		(12)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	126		106		99
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(59)		(76)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(59)		(76)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(59)		(76)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	7		7		6
Defined Benefit Plan, Interest Cost	9		10		9
Defined Benefit Plan, Expected Return on Plan Assets	(8)		(8)		(5)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	4		4		4
Defined Benefit Plan, Regulatory Adjustment	1		2		2
Defined Benefit Plan, Net Periodic Benefit Cost, Total	13		15		16
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	13		15		16
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.05%		5.05%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.81%		6.69%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(1)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	9
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(7)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	11
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	6
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	7
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	8
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	9
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	10
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	57
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	921		920
Defined Benefit Plan, Service Cost	16		22
Defined Benefit Plan, Interest Cost	41		53
Defined Benefit Plan, Plan Amendments	(54)		1
Defined Benefit Plan, Actuarial Gain (Loss)	19		46
Defined Benefit Plan Contributions By Plan Participants	9		9
Defined Benefit Plan, Transfers, Benefit Obligation			5
Defined Benefit Plan, Benefits Paid	(41)		(45)
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received			2
Defined Benefit Plan, Benefit Obligation, Ending Balance	873		921		920
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	658		632
Defined Benefit Plan, Actual Return on Plan Assets	83		4
Defined Benefit Plan, Contributions by Employer	23		55
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets	9		9
Defined Benefit Plan, Transfers, Plan Assets			3
Defined Benefit Plan, Benefits Paid, Plan Assets	(41)		(45)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	732		658		632
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(141)		(263)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(141)		(263)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(141)		(263)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	16		22		18
Defined Benefit Plan, Interest Cost	41		53		46
Defined Benefit Plan, Expected Return on Plan Assets	(44)		(40)		(40)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(7)		(4)		(4)
Defined Benefit Plan, Amortization of (Gains) Losses	11		17		7
Defined Benefit Plan, Regulatory Adjustment	5		5		5
Defined Benefit Plan, Net Periodic Benefit Cost, Total	22		53		32
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	22		53		32
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.15%		5.15%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	7
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(7)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	102
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(78)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	11
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	35
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	38
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	41
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	45
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	48
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	264
Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.65%	[10]	4.65%	[11]
Life Insurance, Health Reimbursement Arrangement Benefits [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			4
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			2
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			$ 1
Executive Life Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.50%	[7]	4.50%	[7]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.10%	[10]	4.10%	[11]
Mobile Gas Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.80%	[11]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.88%	[10]

[1]	5.00% for pre-65 retirees and 4.75% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is assumed to be 5.00%.
[2]	In addition to rates for SDG&E and SoCalGas plans, 5.14% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
[3]	In addition to rates for SDG&E and SoCalGas plans, 4.93% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
[4]	4.70% for the unfunded pension plan. 4.80% for the funded pension plan.
[5]	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
[6]	4.70% for the unfunded pension plan. 5.05% for the funded pension plan.
[7]	4.50% for nonqualified pension plans and Executive Life plan. Qualified pension and other postretirement benefit plans, excluding the Executive Life plan, use an age-based table. 3.50% to 5.00% for the funded pension plan for SoCalGas' represented participants and 3.50% to 9.50% for all the other funded pension plans' participants using an age-based formula.
[8]	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans’ participants using an age-based formula.
[9]	10.00% for pre-65 retirees and 8.25% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 8.00%.
[10]	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.88% for Mobile Gas, and 4.65% for Sempra Energy.
[11]	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.80% for Mobile Gas, and 4.65% for Sempra Energy.

EMPLOYEE BENEFIT PLANS PART 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012 Pension Benefits	Dec. 31, 2011 Pension Benefits	Dec. 31, 2012 Other Postretirement Benefits	Dec. 31, 2011 Other Postretirement Benefits	Dec. 31, 2012 Private Equity Funds, S D G E [Member] Pension Benefits	Dec. 31, 2011 Private Equity Funds, S D G E [Member] Pension Benefits	Dec. 31, 2012 Private Equity Funds, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2011 Private Equity Funds, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2010 Private Equity Funds, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2012 Private Equity Funds, So Cal Gas [Member] Pension Benefits	Dec. 31, 2011 Private Equity Funds, So Cal Gas [Member] Pension Benefits	Dec. 31, 2012 Private Equity Funds, So Cal Gas [Member] Other Postretirement Benefits	Dec. 31, 2011 Private Equity Funds, So Cal Gas [Member] Other Postretirement Benefits	Dec. 31, 2012 Private Equity Funds, All Other Sempra Energy [Member] Pension Benefits	Dec. 31, 2011 Private Equity Funds, All Other Sempra Energy [Member] Pension Benefits	Dec. 31, 2010 Private Equity Funds, All Other Sempra Energy [Member] Pension Benefits
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	$ 24	$ 27	$ 4	$ 5	$ 7	$ 8	$ 1	$ 1	$ 1	$ 15	$ 17	$ 3	$ 4	$ 2	$ 2	$ 2
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)		2									1
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)	6				2					4
Private Equity Funds, Investment Plan Assets, Purchases		1									1
Private Equity Funds, Investment Plan Assets, Sales	(9)	(6)	(1)	(1)	(3)	(2)				(6)	(4)	(1)	(1)
Private Equity Funds, Investment Plan Assets, Balance at End of Period	$ 21	$ 24	$ 3	$ 4	$ 6	$ 7	$ 1	$ 1	$ 1	$ 13	$ 15	$ 2	$ 3	$ 2	$ 2	$ 2
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%			1.00%

EMPLOYEE BENEFIT PLANS PART 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Chilquinta Energia Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	$ 6	$ 5
Luz del Sur Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	$ 10	$ 9

EMPLOYEE BENEFIT PLANS PART 4 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 34	$ 32	$ 31
Savings Plan, Market Value Of Employer Stock Held By Plan	1,100	883	847
Employee Stock Ownership Plan (ESOP), Shares in ESOP		153,625	504,440
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value		8	27
San Diego Gas and Electric Company and Subsidiary [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	16	14	14
Southern California Gas Company [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 15	$ 14	$ 13

EMPLOYEE BENEFIT PLANS PART 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	$ 4		$ 4
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			9
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	9		9
Transfers Receivable, Excluded From Fair Value of Defined Benefit Plan Assets			16
Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	3		122
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			1
Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets			36
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			2
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets			86
Equity Securities, Broad Market Fund [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	316
Equity Securities, Broad Market Fund [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	316
Equity Securities, Foreign Preferred Large-Cap [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred Large-Cap [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2
Equity Securities, Foreign Preferred [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		1
Equity Securities, Foreign Preferred [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		1
Equity Securities, Foreign Preferred [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Equity Securities, Registered Investment Company [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6		4
Equity Securities, Registered Investment Company [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		8
Equity Securities, Registered Investment Company [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		7
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11		2
Equity Securities, Registered Investment Company [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6		4
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		8
Equity Securities, Registered Investment Company [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		7
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11		2
Equity Securities, Registered Investment Company [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3
Equity Securities, Registered Investment Company [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
US Government Agencies Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		9
US Government Agencies Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	24		18
US Government Agencies Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		2
US Government Agencies Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		4
US Government Agencies Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		3
US Government Agencies Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3
US Government Agencies Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		9
US Government Agencies Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	24		18
US Government Agencies Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		2
US Government Agencies Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			4
US Government Agencies Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		3
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Foreign Government Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	22		25
Foreign Government Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	44		49
Foreign Government Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		5
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		2
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		9
Foreign Government Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	22		25
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	44		49
Foreign Government Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		5
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		2
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		9
Foreign Government Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Domestic Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	147	[1]	139	[1]
Domestic Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	297		275
Domestic Corporate Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	37	[1]	36	[1]
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		12
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	57		52
Domestic Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[1]	4	[1]
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	147	[1]	139	[1]
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	297		275
Domestic Corporate Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	37	[1]	36	[1]
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		12
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	57		52
Domestic Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[1]	4	[1]
Foreign Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	52		48
Foreign Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	105		96
Foreign Corporate Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		12
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		4
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	20		18
Foreign Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	52		48
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	105		96
Foreign Corporate Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		12
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		4
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	20		18
Foreign Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8	[2]	23	[2]
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		46
Debt Securities, Common Collective Trusts [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[2]	6	[2]
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		2
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	107		308
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8	[2]	23	[2]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		46
Debt Securities, Common Collective Trusts [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[2]	6	[2]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		2
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	107		308
Private Equity Funds [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[3]	7	[3]
Private Equity Funds [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		16
Private Equity Funds [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[3]	3	[3]
Private Equity Funds [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Private Equity Funds [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		3
Private Equity Funds [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Private Equity Funds [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1	[3]
Private Equity Funds [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[3]	7	[3]
Private Equity Funds [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		15
Private Equity Funds [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[3]	2	[3]
Private Equity Funds [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Private Equity Funds [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		3
Total Investment Plan Assets [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	777	[4]	717	[5]
Total Investment Plan Assets [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,572		1,418
Total Investment Plan Assets [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	126		72
Total Investment Plan Assets [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	729		569
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	530	[4]	466	[5]
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,074		919
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	87		47
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	213		176
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	241	[4]	244	[5]
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	485		484
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	38		24
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	514		390
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[4]	7	[5]
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		15
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		3
Total Other Sempra Energy Investment Plan Assets [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	195	[6]	183	[7]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	1	[6]	1	[7]
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			7	[7]
Total Other Sempra Energy Investment Plan Assets [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		15	[8]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	133	[6]	120	[7]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	10		9	[8]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	60	[6]	61	[7]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		6	[8]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[6]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 3 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			2	[7]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2,544	[9]	2,318	[9]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	14	[9]	14	[9]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	870	[10],[8]	656	[11]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 1 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,737	[9]	1,505	[9]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 1 | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	310	[10],[8]	232	[11]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 2 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	786	[9]	789	[9]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 2 | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	557	[10],[8]	420	[11]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 3 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	21	[9]	24	[9]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 3 | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[10],[8]	4	[11]
Equity Securities Domestic [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	307	[12]	283	[12]
Equity Securities Domestic [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	622		558
Equity Securities Domestic [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	77	[12]	72	[12]
Equity Securities Domestic [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		24
Equity Securities Domestic [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	118		107
Equity Securities Domestic [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5	[12]	6	[12]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	307	[12]	283	[12]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	622		558
Equity Securities Domestic [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	77	[12]	72	[12]
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		24
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	118		107
Equity Securities Domestic [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5	[12]	6	[12]
Equity Securities Foreign [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	215		178
Equity Securities Foreign [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	436		351
Equity Securities Foreign [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	54		45
Equity Securities Foreign [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	23		16
Equity Securities Foreign [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	84		67
Equity Securities Foreign [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		3
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	215		178
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	436		351
Equity Securities Foreign [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	54		45
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	23		16
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	84		67
Equity Securities Foreign [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	$ 1		$ 3

[1]	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
[2]	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
[3]	Investments in venture capital and real estate funds.
[4]	Excludes cash and cash equivalents of $4 million.
[5]	Excludes cash and cash equivalents of $4 million and transfers payable to other plans of $9 million.
[6]	Excludes cash and cash equivalents of $1 million.
[7]	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.
[8]	Excludes transfers payable to other plans of $1 million.
[9]	Excludes cash and cash equivalents of $14 million at both December 31, 2012 and 2011.
[10]	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
[11]	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E
[12]	Investments in common stock of domestic corporations.

SHARE-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation (Details) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	302,478
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,896,949
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 40	$ 44	$ 34
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	(16)	(18)	(13)
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax	24	26	21
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Basic Share	$ 0.1	$ 0.11	$ 0.09
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Diluted Share	$ 0.1	$ 0.11	$ 0.08
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	4	4	3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	4,630,971
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 47.85
Exercised Stock Options	(1,876,303)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 41.77
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	45	23	22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(53,550)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 58.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	2,701,118	4,630,971
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 51.86	$ 47.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	2,696,259
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 51.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	4.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	2,174,018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 52.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	41
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	78
San Diego Gas and Electric Company and Subsidiary [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	8	8	9
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	3	3	2
Southern California Gas Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	7	9	8
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 1	$ 1	$ 1

SHARE-BASED COMPENSATION 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation, Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				19.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				2.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				2.80%
Share Based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 7.92
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 500,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized During The Period For Recognition	1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	4,000,000		7,000,000	8,000,000
Share-Based Compensation, Restricted Stock Awards And Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	27.00%		27.00%	26.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.60%		1.50%	2.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	3.40%		3.00%	2.80%
Share-Based Compensation, Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	3,292,512
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 43.08
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	927,734
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 50.17		$ 42.35	$ 44.44
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(608,348)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 52.86
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(76,624)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 45.34
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	3,535,274	[1]	3,292,512
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 43.21		$ 43.08
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number	3,468,170
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value	$ 43.15
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	27,000,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized During The Period For Recognition	2.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	32,000,000
Share-Based Compensation, Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	24,276
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 46.51
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	18,487
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 57.81		$ 52.96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(18,074)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 44.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	24,689		24,276
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 56.59		$ 46.51
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number	24,689
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value	$ 56.59
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1,000,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized During The Period For Recognition	2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 1,000,000		$ 28,000,000	$ 4,000,000

[1]	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For substantially all restricted stock units, up to an additional 50% of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.

DERIVATIVE FINANCIAL INSTRUMENTS (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
S D G E Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	25	[1]	35	[1]
Commodity derivative volumes, congestion revenue rights (in millions of megawatt hours)	30	[2]	19	[2]
Sempra Mexico Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	1	[1]	1	[1]
Sempra Natural Gas Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	36	[1]	20	[1]
Commodity derivative volumes, electric power (in millions of megawatt hours)	1	[2]	5	[2]

[1]	Million British thermal units
[2]	Megawatt hours

DERIVATIVE FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	$ 369	[1]	$ 305	[1]
Derivative Remaining Maturity Higher Range	2,028	[1]	2,019	[1]
Minimum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	6	[1]	15	[1]
Derivative Remaining Maturity Lower Range	2,013	[1]	2,013	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Derivative maturity year	2,019	[1]	2,019	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	345	[1]	355	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Minimum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	$ 285	[1]	$ 285	[1]

[1]	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.

DERIVATIVE FINANCIAL INSTRUMENTS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	$ 7	[1],[2]	$ 5	[1],[2]
Derivative commodity contracts not subject to rate recovery designated as hedging instruments	1	[1]
Total derivatives designated as hedging instruments	8	[1]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	8	[1]	8	[1]
Commodity contracts not subject to rate recovery not designated as hedging instruments	117	[1]	156	[1]
Associated offsetting commodity contracts not subject to rate recovery	(102)	[1]	(120)	[1]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	30	[1]	28	[1]
Associated offsetting commodity contracts subject to rate recovery	(4)	[1]	(10)	[1]
Total derivatives not designated as hedging instruments	49	[1]	62	[1]
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	28	[1]	22	[1]
Associated offsetting commodity contracts subject to rate recovery	(3)	[1]	(5)	[1]
Total derivatives not designated as hedging instruments	25	[1]	17	[1]
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	2	[1]	6	[1]
Associated offsetting commodity contracts subject to rate recovery	(1)	[1]	(5)	[1]
Total derivatives not designated as hedging instruments	1	[1]	1	[1]
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	12	[2]	11	[2]
Total derivatives designated as hedging instruments	12
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	40		41
Commodity contracts not subject to rate recovery not designated as hedging instruments	15		72
Associated offsetting commodity contracts not subject to rate recovery	(12)		(68)
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	35		8
Associated offsetting commodity contracts subject to rate recovery			(2)
Total derivatives not designated as hedging instruments	78		51
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	35		8
Associated offsetting commodity contracts subject to rate recovery			(2)
Total derivatives not designated as hedging instruments	35		6
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(19)	[2],[3]	(17)	[2],[3]
Total derivatives designated as hedging instruments	(19)	[3]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(8)	[3]	(7)	[3]
Commodity contracts not subject to rate recovery not designated as hedging instruments	(116)	[3]	(148)	[3]
Associated offsetting commodity contracts not subject to rate recovery	102	[3]	120	[3]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(35)	[3]	(62)	[3]
Associated offsetting commodity contracts subject to rate recovery	4	[3]	10	[3]
Total derivatives not designated as hedging instruments	(53)	[3]	(87)	[3]
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(17)	[2],[3]	(16)	[2],[3]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(33)	[3]	(55)	[3]
Associated offsetting commodity contracts subject to rate recovery	3	[3]	5	[3]
Total derivatives not designated as hedging instruments	(30)	[3]	(50)	[3]
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(2)	[3]	(7)	[3]
Associated offsetting commodity contracts subject to rate recovery	1	[3]	5	[3]
Total derivatives not designated as hedging instruments	(1)	[3]	(2)	[3]
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(64)	[2]	(65)	[2]
Total derivatives designated as hedging instruments	(64)
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(35)		(36)
Commodity contracts not subject to rate recovery not designated as hedging instruments	(27)		(94)
Associated offsetting commodity contracts not subject to rate recovery	12		68
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(1)		(24)
Associated offsetting commodity contracts subject to rate recovery			2
Total derivatives not designated as hedging instruments	(51)		(84)
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(64)	[2]	(65)	[2]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(1)		(24)
Associated offsetting commodity contracts subject to rate recovery			2
Total derivatives not designated as hedging instruments	$ (1)		$ (22)

[1]	Included in Current Assets: Other for SoCalGas.
[2]	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
[3]	Included in Current Liabilities: Other for SoCalGas.

DERIVATIVE FINANCIAL INSTRUMENTS 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	$ (33)		$ (74)		$ 3
Gain (loss) reclassified from AOCI into earnings (effective portion)	(15)		(13)		18
Maximum term hedging exposure to variability of cash flows	16
Maximum Term Hedging Interest Rate Variability Related To Debt	18
Cash Flow Hedges | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Maximum term hedging exposure to variability of cash flows	7
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(22)	[1]	(42)	[1]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(9)	[1]	(8)	[1]	(12)	[1]
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(16)	[1]	(40)	[1]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(5)	[1]	(5)	[1]	(7)	[1]
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(2)		(3)		(5)
Cash Flow Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)					10	[2]
Cash Flow Hedges | Equity Earnings From Joint Venture [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)					1
Gain (loss) reclassified from AOCI into earnings (effective portion)					21
Cash Flow Hedges | Equity Earnings Before Income Tax [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(10)		(32)		2
Gain (loss) reclassified from AOCI into earnings (effective portion)	(6)		(5)		(1)
Cash Flow Hedges | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(1)
Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	9	[3]	22	[3]	(1)	[3]
Fair Value Hedges | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			(2)	[3]	2	[3]
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	6		9		10
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			1		6
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	3		13		(11)
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			(3)		(4)
Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	85		2		(125)
Undesignated Derivatives | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	69		(15)		(135)
Undesignated Derivatives | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(1)		(1)		(4)
Undesignated Derivatives | Other Income, Net | Interest Rate Contract [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			(1)	[4]	(34)	[4]
Undesignated Derivatives | Other Income, Net | Interest Rate and Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	10	[4]	(14)	[4]	(34)	[4]
Undesignated Derivatives | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	7		30		47
Undesignated Derivatives | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings			1		(29)
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	69		(14)		(102)
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	69		(14)		(102)
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(2)		(2)		(9)
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(2)		(2)		(5)
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1		1		2
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings					1
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	$ 1		$ 1		$ 1

[1]	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE. There was a negligible amount of ineffectiveness related to these swaps.
[2]	Gains reclassified into earnings due to changes in cash requirements and associated impacts on forecasted interest payments, primarily related to proceeds received from RBS Sempra Commodities. See Note 4.
[3]	There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.
[4]	Amounts for 2010 and 2011 are related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.

DERIVATIVE FINANCIAL INSTRUMENTS 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 14
San Diego Gas and Electric Company and Subsidiary [Member]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	9
Southern California Gas Company [Member]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 1

DERIVATIVE FINANCIAL INSTRUMENTS 6 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 8	$ 24
Additional Collateral Aggregate Fair Value	8
San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	6	11
Additional Collateral Aggregate Fair Value	$ 6

DERIVATIVE FINANCIAL INSTRUMENTS 7 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Hedge Ineffectiveness [Line Items]
Loss on Cash Flow Hedge Ineffectiveness	$ 2

FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	$ 16		$ 16
Fair value of financial instruments, capital Lease obligations	189		204
Fair value of financial instruments, commercial paper	300		400
San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	12		11
Fair value of financial instruments, capital Lease obligations	185		193
Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	4		3
Fair value of financial instruments, capital Lease obligations	4		11
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	12	[1]	21	[1]
Fair value of financial instruments, Total long-term debt	11,873	[2]	9,826	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	99		99
Carrying Amount | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,135	[3]	3,895	[3]
Fair value of financial instruments, Contingently redeemable preferred stock	79		79
Carrying Amount | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,413	[4]	1,313	[4]
Fair value of financial instruments, Preferred stock	22		22
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	36	[1]	48	[1]
Fair value of financial instruments, Total long-term debt	13,243	[2]	11,047	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	107		106
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	12,287	[2]	10,447	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	107		106
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	36	[1]	48	[1]
Fair value of financial instruments, Total long-term debt	956	[2]	600	[2]
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,588	[3]	4,288	[3]
Fair value of financial instruments, Contingently redeemable preferred stock	85		86
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,243	[3]	3,933	[3]
Fair value of financial instruments, Contingently redeemable preferred stock	85		86
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	345	[3]	355	[3]
Fair Value | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,599	[4]	1,506	[4]
Fair value of financial instruments, Preferred stock	24		23
Fair Value | Southern California Gas Company [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,599	[4]	1,506	[4]
Fair value of financial instruments, Preferred stock	$ 24		$ 23

[1]	Investments in affordable housing partnerships at Parent and Other.
[2]	Before reductions for unamortized discount (net of premium) of $16 million at both December 31, 2012 and 2011, and excluding capital leases of $189 million at December 31, 2012 and $204 million at December 31, 2011, and commercial paper classified as long-term debt of $300 million at December 31, 2012 and $400 million at December 31, 2011. We discuss our long-term debt in Note 5.
[3]	Before reductions for unamortized discount of $12 million at December 31, 2012 and $11 million at December 31, 2011, and excluding capital leases of $185 million at December 31, 2012 and $193 million at December 31, 2011.
[4]	Before reductions for unamortized discount of $4 million at December 31, 2012 and $3 million at December 31, 2011, and excluding capital leases of $4 million at December 31, 2012 and $11 million at December 31, 2011.

FAIR VALUE MEASUREMENTS 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 35	$ 20
San Diego Gas and Electric Company and Subsidiary [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	13	10
Southern California Gas Company [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 3	$ 2

FAIR VALUE MEASUREMENTS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	$ 539	$ 468
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	156	170
Nuclear decomissioning trusts - Municipal debt securities	63	77
Nuclear decommissioning trusts - Other debt securities	130	78
Nuclear decommissioning trusts - Total debt securities	349	325
Total nuclear decommissioning trusts	888	793
Interest rate instruments, assets	68	66
Commodity contracts subject to rate recovery, assets	74	34
Commodity contracts not subject to rate recovery, assets	43	48
Investments	1	5
Assets fair value disclosure, total	1,074	946
Interest rate instruments, liabilities	126	125
Commodity contracts subject to rate recovery, liabilities	9	13
Commodity contracts not subject to rate recovery, liabilities	18	49
Liabilities fair value disclosure, total	153	187
San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	539	468
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	156	170
Nuclear decomissioning trusts - Municipal debt securities	63	77
Nuclear decommissioning trusts - Other debt securities	130	78
Nuclear decommissioning trusts - Total debt securities	349	325
Total nuclear decommissioning trusts	888	793
Commodity contracts subject to rate recovery, assets	73	32
Commodity contracts not subject to rate recovery, assets	1	1
Assets fair value disclosure, total	962	826
Interest rate instruments, liabilities	81	81
Commodity contracts subject to rate recovery, liabilities	8	12
Liabilities fair value disclosure, total	89	93
Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	1	2
Commodity contracts not subject to rate recovery, assets	3	2
Assets fair value disclosure, total	4	4
Commodity contracts subject to rate recovery, liabilities	1	1
Liabilities fair value disclosure, total	1	1
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	539	468
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	87	92
Nuclear decommissioning trusts - Total debt securities	87	92
Total nuclear decommissioning trusts	626	560
Commodity contracts subject to rate recovery, assets	13	10
Commodity contracts not subject to rate recovery, assets	28	15
Investments	1	5
Assets fair value disclosure, total	668	590
Interest rate instruments, liabilities		1
Commodity contracts subject to rate recovery, liabilities	23	61
Commodity contracts not subject to rate recovery, liabilities	6	1
Liabilities fair value disclosure, total	29	63
Level 1 | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	539	468
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	87	92
Nuclear decommissioning trusts - Total debt securities	87	92
Total nuclear decommissioning trusts	626	560
Commodity contracts subject to rate recovery, assets	12	9
Commodity contracts not subject to rate recovery, assets	1	1
Assets fair value disclosure, total	639	570
Commodity contracts subject to rate recovery, liabilities	23	61
Liabilities fair value disclosure, total	23	61
Level 1 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	1	1
Commodity contracts not subject to rate recovery, assets	3	2
Assets fair value disclosure, total	4	3
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	69	78
Nuclear decomissioning trusts - Municipal debt securities	63	77
Nuclear decommissioning trusts - Other debt securities	130	78
Nuclear decommissioning trusts - Total debt securities	262	233
Total nuclear decommissioning trusts	262	233
Interest rate instruments, assets	68	66
Commodity contracts subject to rate recovery, assets		1
Commodity contracts not subject to rate recovery, assets	15	35
Assets fair value disclosure, total	345	335
Interest rate instruments, liabilities	126	124
Commodity contracts subject to rate recovery, liabilities	9	13
Commodity contracts not subject to rate recovery, liabilities	23	52
Liabilities fair value disclosure, total	158	189
Level 2 | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	69	78
Nuclear decomissioning trusts - Municipal debt securities	63	77
Nuclear decommissioning trusts - Other debt securities	130	78
Nuclear decommissioning trusts - Total debt securities	262	233
Total nuclear decommissioning trusts	262	233
Assets fair value disclosure, total	262	233
Interest rate instruments, liabilities	81	81
Commodity contracts subject to rate recovery, liabilities	8	12
Liabilities fair value disclosure, total	89	93
Level 2 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets		1
Assets fair value disclosure, total		1
Commodity contracts subject to rate recovery, liabilities	1	1
Liabilities fair value disclosure, total	1	1
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	61	23
Assets fair value disclosure, total	61	23
Level 3 | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	61	23
Assets fair value disclosure, total	61	23
NettingAndCollateralMember
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts not subject to rate recovery, assets		(2)
Assets fair value disclosure, total		(2)
Commodity contracts subject to rate recovery, liabilities	(23)	(61)
Commodity contracts not subject to rate recovery, liabilities	(11)	(4)
Liabilities fair value disclosure, total	(34)	(65)
NettingAndCollateralMember | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, liabilities	(23)	(61)
Liabilities fair value disclosure, total	$ (23)	$ (61)

FAIR VALUE MEASUREMENTS 4 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 23,000,000	$ 2,000,000	$ 10,000,000
Realized and unrealized gains (losses)	31,000,000	32,000,000	(16,000,000)
Issuances	58,000,000	7,000,000	8,000,000
Settlements	(51,000,000)	(18,000,000)
Balance at end of period	61,000,000	23,000,000	2,000,000
Change in unrealized gains relating to instruments still held at the end of the period	17,000,000	17,000,000	(9,000,000)
San Diego Gas and Electric Company and Subsidiary [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	12
San Diego Gas and Electric Company and Subsidiary [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	$ (11)

FAIR VALUE MEASUREMENTS 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Fai rValue Inputs Assets Quantitative Information [Line Items]
Investment in RBS Sempra Commodities LLP	$ 126	[1],[2]
Investment in Rockies Express	369	[1],[3]
Fair value measurement percentage, of level two hierarchy, for Rockies Express	67.00%
Fair value measurement percentage, of level three hierarchy, for Rockies Express	33.00%
Fair value measurement percentage, of level three hierarchy, for RBS Sempra Commodities	100.00%
Estimated Fair Value Does Not Include Equity Earnings That Occured Subsequent to September 30, 2012	13
Estimated Fair Value Does Not Include Dividend Distributions That Occured Subsequent to September 30, 2012	$ 21
Equity Method Investments [Member] | Level 3 | One Hundred Percent [Member] | Minimum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, future cash distributions	90.00%
Equity Method Investments [Member] | Market Approach Valuation Technique [Member] | Level 2 | Sixty Seven Percent [Member] | Stated [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, equity sale offer price	100.00%
Equity Method Investments [Member] | Probability Weighted Discounted Cash Flow Valuation Technique [Member] | Level 3 | Thirty Three Percent [Member] | Maximum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, combined transportation rate assumption	78.00%	[4]
Fair value inputs, operating and maintenance escalation rate	1.00%
Fair value inputs, forecasted interest rate on debt to be refinanced	10.00%
Fair value inputs, discount rate	10.00%
Equity Method Investments [Member] | Probability Weighted Discounted Cash Flow Valuation Technique [Member] | Level 3 | Thirty Three Percent [Member] | Minimum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, combined transportation rate assumption	6.00%	[4]
Fair value inputs, forecasted interest rate on debt to be refinanced	5.00%
Fair value inputs, discount rate	8.00%
Equity Method Investments [Member] | IncomeApproachValuationTechniqueMember | Level 3 | One Hundred Percent [Member] | Maximum [Member]
Fai rValue Inputs Assets Quantitative Information [Line Items]
Fair value inputs, future cash distributions	110.00%

[1]	At measurement date.
[2]	There have been no earnings or distributions subsequent to September 30, 2011.
[3]	Estimated fair value does not include $13 million of equity earnings and $21 million of dividend distributions that occurred subsequent to September 30, 2012.
[4]	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.

FAIR VALUE MEASUREMENTS 6 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Rockies Express [Member]	Jun. 30, 2012 Rockies Express [Member]	Dec. 31, 2012 Rockies Express [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method Investment, Other Than Temporary Impairment			$ (100)	$ (300)
Equity Method Investment, Other Than Temporary Impairment, Net Of Tax Benefit			(60)	(179)
Loss on impairment of RBS Sempra Commodities	(16)	(305)
Loss on impairment of RBS Sempra Commodities, after tax	(10)	(139)
Equity Method Investment, Other Than Temporary Impairment, Gross					$ (400)

PREFERRED STOCK (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 S D G E Series Preference Stock [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Jun. 30, 2011 Preferred Stock, Pacific Enterprises [Member] Pacific Enterprises [Member]	Jun. 30, 2011 Preferred Stock, Pacific Enterprises [Member] Pacific Enterprises [Member] Maximum [Member]	Jun. 30, 2011 Preferred Stock, Pacific Enterprises [Member] Pacific Enterprises [Member] Minimum [Member]	Dec. 31, 2012 Preferred Stock, So Cal Gas [Member] Southern California Gas Company [Member]	Dec. 31, 2012 So Cal Gas Series Preferred Stock [Member] Southern California Gas Company [Member]	Dec. 31, 2011 So Cal Gas Series Preferred Stock [Member] Southern California Gas Company [Member]	Dec. 31, 2012 Twenty Five Dollar Par, Six Percent Series [Member] Southern California Gas Company [Member]	Dec. 31, 2011 Twenty Five Dollar Par, Six Percent Series [Member] Southern California Gas Company [Member]	Dec. 31, 2012 Twenty Five Dollar Par, Six Percent Seriesa [Member] Southern California Gas Company [Member]	Dec. 31, 2011 Twenty Five Dollar Par, Six Percent Seriesa [Member] Southern California Gas Company [Member]	Dec. 31, 2012 Preference Stock [Member] Southern California Gas Company [Member]	Dec. 31, 2012 So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member] Pacific Enterprises [Member]	Dec. 31, 2011 So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member] Pacific Enterprises [Member]	Dec. 31, 2012 Preferred Stock Of Subsidiaries [Member]	Dec. 31, 2011 Preferred Stock Of Subsidiaries [Member]	Dec. 31, 2012 Preferred Stock Of Subsidiaries [Member] Pacific Enterprises [Member]	Dec. 31, 2011 Preferred Stock Of Subsidiaries [Member] Pacific Enterprises [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share										$ 25		$ 25
Preferred Stock, Shares Authorized	50,000,000	50,000,000	25,000,000				5,000,000	1,000,000						5,000,000
Preferred Stock, Shares Outstanding										79,011		783,032			50,970
Preferred Stock, Redemption Price Per Share					$ 101.5	$ 100
Preferred Stock, Value, Outstanding								$ 22	$ 22	$ 3	$ 3	$ 19	$ 19		$ (2)	$ (2)	$ 20	$ 20	$ 20	$ 20
Preferred Stock, Liquidation Preference Per Share										$ 25		$ 25
Preferred stock redeemed				81
Accrued preferred stock dividends at redemption date				$ 1

PREFERRED STOCK 2 (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contingently Redeemable Preferred Stock [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock	$ 79	$ 79
Contingently Redeemable Preferred Stock [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock	79	79
Contingently Redeemable, Twenty Dollar Par Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Authorized	1,375,000
Five Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	375,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 24
Redeemable Preferred Stock	8	8
Redeemable Preferred Stock, Par Value	$ 20
Four Point Five Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	300,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 21.2
Redeemable Preferred Stock	6	6
Redeemable Preferred Stock, Par Value	$ 20
Four Point Four Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	325,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 21
Redeemable Preferred Stock	7	7
Redeemable Preferred Stock, Par Value	$ 20
Four Point Six Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	373,770
Redeemable Preferred Stock, Redemption Price Per Share	$ 20.25
Redeemable Preferred Stock	7	7
Redeemable Preferred Stock, Par Value	$ 20
Contingently Redeemable, No Par Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Authorized	10,000,000
Redeemable Preferred Stock, Liquidation Preference	$ 25
One Seventy Per Share Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	1,400,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 25.085
Redeemable Preferred Stock	35	35
One Eighty Two Per Share Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	640,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 26
Redeemable Preferred Stock	$ 16	$ 16

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Numerator [Abstract]
Earnings	$ 293		$ 268		$ 62		$ 236		$ 285		$ 289		$ 503		$ 254		$ 859	$ 1,331	$ 709
Earnings Per Share Denominator [Abstract]
Weighted-average common shares outstanding for basic EPS	242,000	[1]	241,700	[1]	241,100	[1]	240,600	[1]	239,800	[1]	239,500	[1]	239,400	[1]	240,100	[1]	241,347	239,720	244,736
Dilutive effect of stock options, restricted stock awards and restricted stock units																	5,346	1,803	3,206
Weighted-average common shares outstanding for diluted EPS	247,600	[1]	245,800	[1]	246,300	[1]	243,800	[1]	241,800	[1]	241,900	[1]	240,800	[1]	241,900	[1]	246,693	241,523	247,942
Earnings Per Share [Abstract]
Basic earnings per common share	$ 1.21	[1]	$ 1.11	[1]	$ 0.26	[1]	$ 0.98	[1]	$ 1.19	[1]	$ 1.21	[1]	$ 2.1	[1]	$ 1.06	[1]	$ 3.56	$ 5.55	$ 2.9
Diluted earnings per common share	$ 1.18	[1]	$ 1.09	[1]	$ 0.25	[1]	$ 0.97	[1]	$ 1.18	[1]	$ 1.2	[1]	$ 2.09	[1]	$ 1.05	[1]	$ 3.48	$ 5.51	$ 2.86
San Diego Gas and Electric Company and Subsidiary [Member]
Earnings Per Share Numerator [Abstract]
Earnings	111		176		96		106		159		115		72		90		489	436	374
Southern California Gas Company [Member]
Earnings Per Share Numerator [Abstract]
Earnings																	$ 290	$ 288	$ 287

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 2 (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Out Of The Money Stock Options [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	40,000	2,083,275	2,138,800
In The Money Stock Options [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		900	9,900
Restricted Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,134,456	4,109,717	2,008,413

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 3 (Details) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized	750,000,000		750,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Shares Authorized	50,000,000		50,000,000
Employee Stock Ownership Plan (ESOP), Shares in ESOP [Abstract]
Employee Stock Ownership Plan (ESOP), Shares in ESOP			153,625		504,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	239,934,681		240,447,416		246,507,865
Stock Issued During Period, Shares, Savings Plan Issuance					560,600
Shares Held In Employee Stock Ownership Plan, Released	153,625		350,815		363,733
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,876,303		958,126		912,725
Stock Issued During Period, Shares, Restricted Stock Award, Gross	2,580		11,876
Stock Issued During Period, Shares, Dividend Reinvestment Plan					217,772	[1]
Stock Issued During Period, Shares, Restricted Stock Units, Vesting	683,416	[1]	2,625	[1]
Stock Repurchased and Retired During Period, Shares	281,769	[2]	1,836,177	[2]	8,108,579	[2]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited					6,700
Common Stock, Shares, Outstanding, Ending Balance	242,368,836		239,934,681		240,447,416
Common Stock Repurchase Program [Abstract]
Authorized Share Repurchase Program, Maximum Repurchase, Amount			$ 2
Authorized Share Repurchase Program, Maximum Repurchase, Shares			40,000,000

[1]	Includes dividend equivalents.
[2]	In addition to formal common stock repurchase programs which we discuss below, we may also, from time to time, purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares to meet minimum statutory tax withholding requirements.

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 4 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2008 Collared Accelerated Share Acquisition Program, April 2008 [Member]	Dec. 31, 2011 Collared Accelerated Share Acquisition Program, September 2010 [Member]	Dec. 31, 2010 Collared Accelerated Share Acquisition Program, September 2010 [Member]
Accelerated Share Repurchases [Line Items]
Accelerated Share Repurchases, Settlement Payment or Receipt	$ 1,000		$ 500
Accelerated Share Repurchases, Shares Received	18,416,241	9,574,435
Accelerated Share Repurchases, Final Price Paid Per Share	$ 54.3	$ 52.22
Accelerated Share Repurchases, Initial Share Delivery			5,670,006
Accelerated Share Repurchases, Interim Share Delivery		1,496,435	2,407,994

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 5 (Details)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units [Member]
Schedule Of Performance Based Restricted Shares [Line Items]
Contractual vesting percentage minimum	0.00%
Contractual vesting percentage maximum	150.00%
Shares excluded from potential dilutive shares	7,673
Restricted Stock Awards [Member]
Schedule Of Performance Based Restricted Shares [Line Items]
Contractual vesting percentage maximum	100.00%
Shares excluded from potential dilutive shares	1,934

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 6 (Details)	12 Months Ended
	Dec. 31, 2012
Seventy Fifth Percentile Or Above [Member]
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit	1.5	[1]
Fiftieth Percentile [Member]
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit	1	[1]
Thirty Fifth Percentile Or Below [Member]
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit	0	[1]

[1]	Participants may also receive additional shares for dividend equivalents on shares subject to restricted stock units, which are reinvested to purchase additional units that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.

CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF REGULATORY AMOUNTS 1 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Weighted Authorized Return On Rate Base	7.79%
Schedule of Cost of Capital [Line Items]
Authorized Return On Equity Previous	11.10%
Authorized Return On Rate Base Previous	8.40%
Authorized Capital Structure Common Equity Previous	49.00%
Authorized Return On Equity Requested	11.00%
Authorized Return On Rate Base Requested	8.15%
Authorized Capital Structure Common Equity Requested	52.00%
Reduction Of Annual Authorized Revenue	$ 34
Southern California Gas Company [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Weighted Authorized Return On Rate Base	8.02%
Schedule of Cost of Capital [Line Items]
Authorized Return On Equity Previous	10.82%
Authorized Return On Rate Base Previous	8.68%
Authorized Capital Structure Common Equity Previous	48.00%
Authorized Return On Equity Requested	10.90%
Authorized Return On Rate Base Requested	8.44%
Authorized Capital Structure Common Equity Requested	52.00%
Reduction Of Annual Authorized Revenue	$ 22
Cap Structure, Long Term Debt [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	45.25%
Cost of Capital Authorized Rate of Recovery	5.00%
Cost of Capital Weighted Authorized Return On Rate Base	2.26%
Cap Structure, Long Term Debt [Member] | Southern California Gas Company [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	45.60%
Cost of Capital Authorized Rate of Recovery	5.77%
Cost of Capital Weighted Authorized Return On Rate Base	2.63%
Cap Structure, Preferred Stock [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	2.75%
Cost of Capital Authorized Rate of Recovery	6.22%
Cost of Capital Weighted Authorized Return On Rate Base	0.17%
Cap Structure, Preferred Stock [Member] | Southern California Gas Company [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	2.40%
Cost of Capital Authorized Rate of Recovery	6.00%
Cost of Capital Weighted Authorized Return On Rate Base	0.14%
Cap Structure, Common Equity [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	52.00%
Cost of Capital Authorized Rate of Recovery	10.30%
Cost of Capital Weighted Authorized Return On Rate Base	5.36%
Cap Structure, Common Equity [Member] | Southern California Gas Company [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	52.00%
Cost of Capital Authorized Rate of Recovery	10.10%
Cost of Capital Weighted Authorized Return On Rate Base	5.25%

CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF REGULATORY AMOUNTS 2 (Details) (USD $)	12 Months Ended
Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
General Rate Case [Abstract]
General Rate Case, Annual Revenue Requirement Increase Request	$ 235,000,000
General Rate Case, Percentage Annual Revenue Requirement Increase Request	14.60%
General Rate Case Revenue Requirement Request	1,849,000,000
Wildfire Cost Recovery [Abstract]
Regulatory Recovery, Deductible Per Event	5,000,000
Contingent Recovery Of Insurance Costs Related To Catastrophe 2009-2010	29,000,000
Contingent Recovery Of Insurance Costs Related To Catastrophe 2010-2011	63,000,000
Contingent Recovery Of Insurance Costs Related To Catastrophe 2011-2012	28,000,000
Incremental Insurance Premiums Cost Recovery In GRC	67,000,000
Potential After-Tax Earnings Impact	190,000,000
Renewable Portfolio Standards [Abstract]
Renewable Portfolio Standards Noncompliance, Maximum Annual Penalty	0.05
FERC Rates [Abstract]
Authorized FERC Return On Equity	11.35%
FERC Return On Equity Requested	11.30%
Southern California Gas Company [Member]
General Rate Case [Abstract]
General Rate Case, Annual Revenue Requirement Increase Request	268,000,000
General Rate Case, Percentage Annual Revenue Requirement Increase Request	14.50%
General Rate Case Revenue Requirement Request	$ 2,112,000,000

CALIFORNIA UTILITIES' REGULATORY MATTERS - UTILITY INCENTIVE AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency	$ 6,000,000	$ 16,000,000	$ 15,000,000
Utility Incentive Awards, Unbundled Natural Gas Storage And Hub Services	3,000,000	4,000,000	15,000,000
Utility Incentive Awards, Natural Gas Procurement	6,000,000	6,000,000	12,000,000
Utility Incentive Awards, Operational Incentives	5,000,000	3,000,000	1,000,000
Utility Incentive Awards	20,000,000	29,000,000	43,000,000
San Diego Gas and Electric Company and Subsidiary [Member]
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency	3,000,000	14,000,000	5,000,000
Utility Incentive Awards, Operational Incentives	2,000,000	1,000,000	1,000,000
Utility Incentive Awards	5,000,000	15,000,000	6,000,000
Approved Energy Efficiency Award 2009 Program	13,700,000
Approved Energy Efficiency Award 2006-2008 Program True Up	5,100,000
Approved Energy Efficiency Award 2010-2012 Program	3,300,000
Southern California Gas Company [Member]
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency	3,000,000	2,000,000	10,000,000
Utility Incentive Awards, Unbundled Natural Gas Storage And Hub Services	3,000,000	4,000,000	15,000,000
Utility Incentive Awards, Natural Gas Procurement	6,000,000	6,000,000	12,000,000
Utility Incentive Awards, Operational Incentives	3,000,000	2,000,000
Utility Incentive Awards	15,000,000	14,000,000	37,000,000
Unrecorded Gas Cost Incentive Mechanism Award	5,400,000
Approved GCIM award 2010-2011 period	6,200,000
Approved GCIM award 2009-2010 period		6,000,000
Approved GCIM award 2008-2009 period			12,000,000
Approved Energy Efficiency Award 2009 Program	2,000,000
Approved Energy Efficiency Award 2006-2008 Program True Up	9,900,000
Approved Energy Efficiency Award 2010-2012 Program	2,700,000
Hub Services First Tier Net Revenue Shared 90-10	15,000,000
Hub Services Second Tier Net Revenue Shared 75-25	15,000,000
Hub Services Maximum Annual Shareholder Portion Net Revenue	$ 20,000,000

CALIFORNIA REGUALTORY MATTERS - SCHEDULE OF UTILITY PROJECTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
East County Substation [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	$ 435
Pipeline Safety Phase 1 [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	3,100
Pipeline Safety Phase 1 [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	600
Estimated Capital Investment	230
Requested Project Funding	240
Pipeline Safety Phase 1 [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	2,500
Estimated Capital Investment	1,200
Requested Project Funding	1,500
South Orange County Reliability Enhancement [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	473
Aliso Canyon Natural Gas Storage Compressor Replacement [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	200
Purchase of El Dorado [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Purchase Price Allocation Plant	215
Approved Purchase Price Plant	214
Cleveland National Forest Transmissions Projects [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	$ 420

CALIFORNIA REGULATORY MATTERS - NUCLEAR PLANT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
SONGS Plant Investment [Line Items]
Nuclear Plant, Net Book Investment, Plant	$ 387	[1]
Nuclear Plant, Net Book Investment, Materials	10	[1]
Nuclear Plant, Net Book Investment, Nuclear Fuel	115	[1]
Nuclear Plant, Net Book Investment, Total	512	[1]
Nuclear Plant, Rate Base Investment	275	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Unit 2 [Member]
SONGS Plant Investment [Line Items]
Nuclear Plant, Net Book Investment, Plant	152	[1]
Nuclear Plant, Net Book Investment, Total	152	[1]
Nuclear Plant, Rate Base Investment	103	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Unit 3 [Member]
SONGS Plant Investment [Line Items]
Nuclear Plant, Net Book Investment, Plant	115	[1]
Nuclear Plant, Net Book Investment, Total	115	[1]
Nuclear Plant, Rate Base Investment	93	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Common Plant [Member]
SONGS Plant Investment [Line Items]
Nuclear Plant, Net Book Investment, Plant	120	[1]
Nuclear Plant, Net Book Investment, Materials	10	[1]
Nuclear Plant, Net Book Investment, Nuclear Fuel	115	[1]
Nuclear Plant, Net Book Investment, Total	245	[1]
Nuclear Plant, Rate Base Investment	79	[1]
Nuclear Plant, SDGE [Member]
Nuclear Plant [Line Items]
Nuclear Plant, Ownership Percentage	20.00%
Nuclear Plant, Proportional Investment	179
Nuclear Plant, Replacement Power Costs	77
Nuclear Plant, MHI Limited Liability	138
Nuclear Plant, Revenue Recognized Associated with SONGS	199
Nuclear Plant, Invoice to MHI	53
Nuclear Plant Invoice Paid By MHI	$ 45

[1]	Excludes nuclear decommissioning-related assets and liabilities.

COMMITMENTS AND CONTINGENCIES - CAPITAL LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Capital Lease Obligations [Abstract]
Capital lease obligations	$ 189		$ 204
Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	11		24
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	7
Capital Leases, Future Minimum Payments Due in Two Years	3
Capital Leases, Future Minimum Payments Due in Three Years	1
Capital Leases, Future Minimum Payments Due, Total	11
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	11	[1]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	13		15	17
Power Purchase Agreements [Member]
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	24
Capital Leases, Future Minimum Payments Due in Two Years	24
Capital Leases, Future Minimum Payments Due in Three Years	24
Capital Leases, Future Minimum Payments Due in Four Years	24
Capital Leases, Future Minimum Payments Due in Five Years	24
Capital Leases, Future Minimum Payments Due Thereafter	419
Capital Leases, Future Minimum Payments Due, Total	539	[2]
Capital Leases, Future Minimum Payments, Executory Costs	(89)
Capital Leases, Future Minimum Payments, Interest Included in Payments	(272)	[3]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	178	[4]
Capital Leases, Current portion	2
Capital Leases, Noncurrent portion	176
San Diego Gas and Electric Company and Subsidiary [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	185		193
San Diego Gas and Electric Company and Subsidiary [Member] | Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	7		13
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	4
Capital Leases, Future Minimum Payments Due in Two Years	2
Capital Leases, Future Minimum Payments Due in Three Years	1
Capital Leases, Future Minimum Payments Due, Total	7
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	7	[1]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	7		7	6
San Diego Gas and Electric Company and Subsidiary [Member] | Power Purchase Agreements [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	178
Capital Lease Term (Years)	25
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	2		2	1
Southern California Gas Company [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	4		11
Southern California Gas Company [Member] | Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	4		11
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	3
Capital Leases, Future Minimum Payments Due in Two Years	1
Capital Leases, Future Minimum Payments Due, Total	4
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	4	[1]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	$ 6		$ 8	$ 11

[1]	Excludes negligible amounts of interest.
[2]	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
[3]	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
[4]	Includes $2 million in Current Portion of Long-Term Debt and $176 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2012.

COMMITMENTS AND CONTINGENCIES - LEGAL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement	$ (26)	$ (37)	$ (169)
Loss from Catastrophes [Member]
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement			(159)
Loss from Catastrophes [Member] | S D G E Segment [Member]
Loss From Loss Contingencies [Line Items]
Loss Contingency, Loss In Period, Net Of Income Tax Effect	6	13	20
Loss from Catastrophes [Member] | Sempra Commodities Segment [Member]
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement		11	(20)
Loss from Catastrophes [Member] | Sempra Natural Gas Segment [Member]
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement			$ (139)

COMMITMENTS AND CONTINGENCIES - LOSS ON CONTINGENCIES (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2012 Southern California Gas Company [Member] USD ($)	Dec. 31, 2011 Loss from Catastrophes [Member] USD ($)	Apr. 30, 2010 Loss from Catastrophes [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2012 Loss from Catastrophes [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2010 Energy Crisis Litigation [Member] USD ($)	Dec. 31, 2012 Liberty Gas Storage Litigation [Member] USD ($)	Dec. 31, 2012 HMRC VAT Claim [Member] GBP (£)
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value	$ 341,000,000				$ 3,000,000			$ 329,000,000
Loss Contingency, Accrual Carrying Value, Current								305,000,000
Loss Contingency, Accrual Carrying Value, Noncurrent								22,000,000
Settlement receivable related to wildfire litigation	5,000,000	10,000,000	5,000,000	10,000,000
Payments for Legal Settlements						130,000,000	14,750,000
Litigation Settlement, Gross								824,000,000	410,000,000
Claims Payments By Insurers To All Claimants								1,600,000,000
Percentage of Total Claims to be Paid by Company								57.50%
Total Individual And Business Claims								1,100,000,000
Liability Insurance Coverage, Maximum			1,100,000,000
Loss Contingency, Monetary Damages Sought										56,700,000
Loss Contingency, Counterclaim Minimum										215,000,000
Payments For Legal Settlements In Excess Of Recovered Amounts								128,000,000
VAT Tax Claim Amount											86,000,000
Regulatory Assets Arising From Wildfire Litigation Costs	364,000,000	594,000,000	364,000,000	594,000,000
Potential After-Tax Earnings Impact			190,000,000
Portion of Regulatory Assets Arising From Wildfire Litigation Related To CPUC-Regulated Operations								$ 317,000,000

COMMITMENTS AND CONTINGENCIES - LONG-TERM PURCHASE COMMITMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	$ 592
Contractual Commitments, Payments Due In Two Years	230
Contractual Commitments, Payments Due In Three Years	128
Contractual Commitments, Payments Due In Four Years	30
Contractual Commitments, Payments Due In Five Years	17
Unrecorded Unconditional Purchase Obligation, Due after Five Years	80
Contractual Commitments, Payments Due, Total	1,077
S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	229
Contractual Commitments, Payments Due In Two Years	36
Contractual Commitments, Payments Due In Three Years	11
Contractual Commitments, Payments Due In Four Years	24
Contractual Commitments, Payments Due In Five Years	17
Unrecorded Unconditional Purchase Obligation, Due after Five Years	62
Long-term Purchase Commitment, Amount	379
Contractual Commitment Number of Years	30
Proceeds From Long Term Transmission Agreement	85
Natural Gas Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	682	[1]
Contractual Commitments, Payments Due In Two Years	229	[1]
Contractual Commitments, Payments Due In Three Years	107	[1]
Contractual Commitments, Payments Due In Four Years	72	[1]
Contractual Commitments, Payments Due In Five Years	68	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	322	[1]
Contractual Commitments, Payments Due, Total	1,480	[1]
Long-term Purchase Commitment, Payments In Period	1,345		1,991	2,097
Natural Gas Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	538
Contractual Commitments, Payments Due In Two Years	124
Contractual Commitments, Payments Due In Three Years	76
Contractual Commitments, Payments Due In Four Years	41
Contractual Commitments, Payments Due In Five Years	37
Unrecorded Unconditional Purchase Obligation, Due after Five Years	158
Contractual Commitments, Payments Due, Total	974
Long-term Purchase Commitment, Payments In Period	1,222		1,810	1,936
Natural Gas Transportation Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	135
Contractual Commitments, Payments Due In Two Years	124
Contractual Commitments, Payments Due In Three Years	94
Contractual Commitments, Payments Due In Four Years	59
Contractual Commitments, Payments Due In Five Years	55
Unrecorded Unconditional Purchase Obligation, Due after Five Years	294
Contractual Commitments, Payments Due, Total	761
Natural Gas Transportation Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	116
Contractual Commitments, Payments Due In Two Years	105
Contractual Commitments, Payments Due In Three Years	75
Contractual Commitments, Payments Due In Four Years	40
Contractual Commitments, Payments Due In Five Years	36
Unrecorded Unconditional Purchase Obligation, Due after Five Years	158
Contractual Commitments, Payments Due, Total	530
Natural Gas Supply Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	547	[1]
Contractual Commitments, Payments Due In Two Years	105	[1]
Contractual Commitments, Payments Due In Three Years	13	[1]
Contractual Commitments, Payments Due In Four Years	13	[1]
Contractual Commitments, Payments Due In Five Years	13	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	28	[1]
Contractual Commitments, Payments Due, Total	719	[1]
Natural Gas Supply Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	422
Contractual Commitments, Payments Due In Two Years	19
Contractual Commitments, Payments Due In Three Years	1
Contractual Commitments, Payments Due In Four Years	1
Contractual Commitments, Payments Due In Five Years	1
Contractual Commitments, Payments Due, Total	444
Purchased Power Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	1,257	[2]
Contractual Commitments, Payments Due In Two Years	1,275	[2]
Contractual Commitments, Payments Due In Three Years	1,349	[2]
Contractual Commitments, Payments Due In Four Years	1,385	[2]
Contractual Commitments, Payments Due In Five Years	1,397	[2]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	10,978	[2]
Contractual Commitments, Payments Due, Total	17,641	[2]
Long-term Purchase Commitment, Payments In Period	1,205		918	314
Purchased Power Contracts [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	405	[2]
Contractual Commitments, Payments Due In Two Years	383	[2]
Contractual Commitments, Payments Due In Three Years	372	[2]
Contractual Commitments, Payments Due In Four Years	372	[2]
Contractual Commitments, Payments Due In Five Years	368	[2]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	3,999	[2]
Contractual Commitments, Payments Due, Total	5,899	[2]
Long-term Purchase Commitment, Payments In Period	381		346	314
Purchased Power Contracts [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Payments In Period	824		572
Purchased Power Contracts [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	80
Guarantee Obligations Current Carrying Value	2
Debt Service Operations [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	158
Guarantee Obligations Current Carrying Value	10
Sunrise Powerlink Construction [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitment Annual Escalation Percentage	2.00%
Contractual Commitment Number of Years	58
Contractual Commitment Future Annual Payment Amount	3
Contractual Commitment Present Value Future Payments, Regulatory Asset	117
Contractual Commitment Future Payments, Liability	114
East County Substation [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Payments In Period	192
Liquefied Natural Gas Contracts [Member]
Long-term Purchase Commitment [Line Items]
Long Term Purchase Commitment Estimated Annual Escalation After 2021	1.00%
Liquefied Natural Gas Contracts [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	565
Contractual Commitments, Payments Due In Two Years	650
Contractual Commitments, Payments Due In Three Years	687
Contractual Commitments, Payments Due In Four Years	721
Contractual Commitments, Payments Due In Five Years	758
Unrecorded Unconditional Purchase Obligation, Due after Five Years	11,300
Nuclear Plant Maintenance [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	165
Natural Gas Infrastructure Construction [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	22
Natural Gas Infrastructure Construction [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	76
Contractual Commitments, Payments Due In Two Years	15
Contractual Commitments, Payments Due In Three Years	14
Contractual Commitments, Payments Due In Four Years	6
Unrecorded Unconditional Purchase Obligation, Due after Five Years	18
Contractual Commitments, Payments Due, Total	129
DWR Allocations [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	2.00%
SONGS [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	3.00%
Long-term Contracts [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	31.00%
Other Owned Generation [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	50.00%
Spot Market Purchases [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	14.00%
Renewable Energy Contracts Expiring Through 2037 [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	17.00%
Luz del Sur Hydroelectric Power Plant [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Total	70
Sempra South American Utilities Construction [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	70
Contractual Commitments, Payments Due In Two Years	8
Contractual Commitments, Payments Due, Total	78
Sempra Renewables Construction [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	50
Contractual Commitments, Payments Due In Two Years	30
Contractual Commitments, Payments Due In Three Years	103
Contractual Commitments, Payments Due, Total	183
Sempra Natural Gas Construction [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	28
Contractual Commitments, Payments Due In Two Years	1
Contractual Commitments, Payments Due, Total	29
Sempra Mexico Construction [Member] | Sempra Mexico Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	139
Contractual Commitments, Payments Due In Two Years	140
Contractual Commitments, Payments Due, Total	$ 279

[1]	Excludes amounts related to LNG purchase agreements as discussed below.
[2]	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.

COMMITMENTS AND CONTINGENCIES - OPERATING LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	$ 74	$ 77	$ 85
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	78
Operating Leases, Future Minimum Payments, Due in Two Years	77
Operating Leases, Future Minimum Payments, Due in Three Years	71
Operating Leases, Future Minimum Payments, Due in Four Years	66
Operating Leases, Future Minimum Payments, Due in Five Years	64
Operating Leases, Future Minimum Payments, Due Thereafter	572
Operating Leases, Future Minimum Payments Due, Total	928
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	1.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%
Utility Subsidiaries [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Aggregate Maximum Lease Limit	125
Operating Leases, Lease Limit Utilized	95
San Diego Gas and Electric Company and Subsidiary [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	20	18	20
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	20
Operating Leases, Future Minimum Payments, Due in Two Years	20
Operating Leases, Future Minimum Payments, Due in Three Years	19
Operating Leases, Future Minimum Payments, Due in Four Years	19
Operating Leases, Future Minimum Payments, Due in Five Years	18
Operating Leases, Future Minimum Payments, Due Thereafter	21
Operating Leases, Future Minimum Payments Due, Total	117
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	1.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%
Southern California Gas Company [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	26	35	40
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	29
Operating Leases, Future Minimum Payments, Due in Two Years	29
Operating Leases, Future Minimum Payments, Due in Three Years	29
Operating Leases, Future Minimum Payments, Due in Four Years	27
Operating Leases, Future Minimum Payments, Due in Five Years	25
Operating Leases, Future Minimum Payments, Due Thereafter	198
Operating Leases, Future Minimum Payments Due, Total	$ 337
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	1.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%

COMMITMENTS AND CONTINGENCIES - ENVIRONMENTAL ISSUES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	$ 92,000,000	[1]	$ 144,000,000	[1]	$ 76,000,000	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	77,000,000		130,000,000		64,000,000
Environmental Site Liabilities Covered By Mechanism	700,000
Southern California Gas Company [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	12,000,000		13,000,000		10,000,000
Environmental Site Liabilities Covered By Mechanism	$ 15,900,000

[1]	In cases of non-wholly owned affiliates, includes only our share.

COMMITMENTS AND CONTINGENCIES - SITE CONTINGENCY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 21,600,000
Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	1,400,000	[1],[2]
Estimated mitigation costs, recoverable in rates	10,000,000
Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	15,900,000
Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	4,300,000
Manufactured Gas Sites [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	16,600,000
Manufactured Gas Sites [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Sites Completed	3	[3]
Manufactured Gas Sites [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	14,200,000	[1]
Site Contingency, Sites Completed	39	[3]
Site Contingency, Sites In Process	3
Manufactured Gas Sites [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	2,400,000
Waste Disposal Sites [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	1,600,000	[4]
Waste Disposal Sites [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Sites Completed	2	[3]
Waste Disposal Sites [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	500,000	[1],[4]
Site Contingency, Sites Completed	4	[3]
Site Contingency, Sites In Process	2
Waste Disposal Sites [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	1,100,000	[4]
Former Fossil Fueled Power Plants [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	800,000
Former Fossil Fueled Power Plants [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	800,000	[1],[2]
Other Hazardous Waste Sites [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	2,600,000
Other Hazardous Waste Sites [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	600,000	[1],[2]
Other Hazardous Waste Sites [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	1,200,000
Other Hazardous Waste Sites [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 800,000

[1]	This includes $0.7 million at SDG&E and $15.9 million at SoCalGas related to hazardous waste sites subject to the Hazardous Waste Collaborative mechanism approved by the CPUC in 1994. This mechanism permits California’s IOUs, including the California Utilities, to recover in rates 90 percent of hazardous waste cleanup costs and related third-party litigation costs, and 70 percent of the related insurance-litigation expenses for certain sites. In addition, the California Utilities have the opportunity to retain a percentage of any recoveries from insurance carriers and other third parties to offset the cleanup and associated litigation costs not recovered in rates.
[2]	Does not include SDG&E’s liability for SONGS marine mitigation.
[3]	There may be on-going compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.
[4]	Sites for which we have been identified as a Potentially Responsible Party.

COMMITMENTS AND CONTINGENCIES - SCHEDULE OF NUCLEAR INSURANCE (Details) (San Diego Gas and Electric Company and Subsidiary [Member], USD $)	Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Nuclear Insurance [Line Items]
Nuclear Liability Insurance Coverage, Maximum	$ 375,000,000
Secondary Financial Protection, Maximum	12,200,000,000
Secondary Financial Protection, Company Contribution, Maximum	47,000,000
Secondary Financial Protection, Company Contribution, Annual Maximum	7,000,000
Nuclear Property Insurance Coverage, Maximum	2,750,000,000
Nuclear Property Damage Insurance Coverage, Maximum	490,000,000
Nuclear Property Damage Insurance Coverage, Weekly Maximum	3,500,000
Nuclear Property Damage Insurance Coverage, Weekly Minimum	2,800,000
Nuclear Property Damage Insurance, Premium Assessment	9,700,000
Nuclear Property Insurance Terrorism Coverage, Maximum	$ 3,240,000,000

COMMITMENTS AND CONTINGENCIES - NUCLEAR FUEL DISPOSAL (Details) (San Diego Gas and Electric Company and Subsidiary [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
Nuclear Fuel Disposal [Line Items]
Reduction Of Nuclear Power Expenses	$ 10
Reduction of Nuclear Decommissioning Balancing Account	15
Reduction Of Nuclear Plant	3
Nuclear Fuel Disposal Cost Recovery	142
Share Of Damage Award Paid	$ 28

SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	$ 9,647		$ 10,036		$ 9,003
Segment reporting information, Percentage of Total Consolidated Revenues	100.00%		100.00%		100.00%
Segment reporting information, Interest Expense	493		465		436
Segment reporting information, Interest Income	24		26		16
Segment reporting information, Depreciation and Amortization	1,090		976		866
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	100.00%		100.00%		100.00%
Segment reporting information, Income Tax Expense (Benefit)	59		394		133
Segment reporting information, earnings (losses)	859		1,331		709
Segment reporting information, Percentage of Consolidated Earnings (Losses)	100.00%		100.00%		100.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	2,956		2,844		2,062
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	100.00%		100.00%		100.00%
Segment reporting information, Assets	36,499		33,249		30,231
Segment reporting information, Percentage of Consolidated Assets	100.00%		100.00%		100.00%
Losses reclassified between Parent and Mexico			13		22
S D G E Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,694		3,373		3,049
Segment reporting information, Percentage of Total Consolidated Revenues	38.00%		34.00%		34.00%
Segment reporting information, Interest Expense	173		142		136
Segment reporting information, Depreciation and Amortization	490		422		381
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	45.00%		43.00%		44.00%
Segment reporting information, Income Tax Expense (Benefit)	190		237		173
Segment reporting information, earnings (losses)	484	[1]	431	[1]	369	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	56.00%		32.00%		52.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	1,237		1,831		1,210
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	42.00%		64.00%		59.00%
Segment reporting information, Assets	14,744		13,555		12,077
Segment reporting information, Percentage of Consolidated Assets	40.00%		41.00%		40.00%
Segment Reporting Information, Intersegment Revenue	8		6		6
So Cal Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,282		3,816		3,822
Segment reporting information, Percentage of Total Consolidated Revenues	34.00%		38.00%		43.00%
Segment reporting information, Interest Expense	68		69		66
Segment reporting information, Interest Income			1		1
Segment reporting information, Depreciation and Amortization	362		331		309
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	33.00%		34.00%		36.00%
Segment reporting information, Income Tax Expense (Benefit)	79		143		176
Segment reporting information, earnings (losses)	289	[1]	287	[1]	286	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	34.00%		22.00%		40.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	639		683		503
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	22.00%		24.00%		24.00%
Segment reporting information, Assets	9,071		8,475		7,986
Segment reporting information, Percentage of Consolidated Assets	25.00%		25.00%		26.00%
Segment Reporting Information, Intersegment Revenue	46		53		44
All Other Segments [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense	251		233		243
Segment reporting information, Interest Income	4				3
Segment reporting information, Depreciation and Amortization	11		11		16
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	1.00%		1.00%		2.00%
Segment reporting information, Income Tax Expense (Benefit)	(141)		(109)		(300)
Segment reporting information, earnings (losses)	(55)		(126)		(211)
Segment reporting information, Percentage of Consolidated Earnings (Losses)	(6.00%)		(10.00%)		(30.00%)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	4		4		4
Segment reporting information, Assets	818		442		1,776
Segment reporting information, Percentage of Consolidated Assets	2.00%		1.00%		6.00%
Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	(2)		(2)		(5)
Segment reporting information, Interest Expense	(159)		(125)		(142)
Segment reporting information, Interest Income	(58)		(32)		(32)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment			(205)	[2]
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment			(7.00%)
Intersegment Revenues Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	(372)	[3]	(621)	[3]	(709)	[3]
Segment reporting information, Percentage of Total Consolidated Revenues	(4.00%)		(6.00%)		(8.00%)
Intersegment Receivables Segment [Member]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	(1,619)		(1,654)		(1,751)
Segment reporting information, Percentage of Consolidated Assets	(4.00%)		(5.00%)		(6.00%)
Sempra South American Utilities Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	1,441		1,080		1
Segment reporting information, Percentage of Total Consolidated Revenues	15.00%		11.00%
Segment reporting information, Interest Expense	32		34		8
Segment reporting information, Interest Income	15		22		7
Segment reporting information, Depreciation and Amortization	56		40
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	5.00%		4.00%
Segment reporting information, Income Tax Expense (Benefit)	78		42
Segment reporting information, earnings (losses)	164		425		69
Segment reporting information, Percentage of Consolidated Earnings (Losses)	19.00%		32.00%		10.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	183		110
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	6.00%		4.00%
Segment reporting information, Assets	3,310		2,981		796
Segment reporting information, Percentage of Consolidated Assets	9.00%		9.00%		3.00%
Sempra Mexico Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	605		736		827
Segment reporting information, Percentage of Total Consolidated Revenues	6.00%		7.00%		9.00%
Segment reporting information, Interest Expense	8		19		26
Segment reporting information, Interest Income	2		1		1
Segment reporting information, Depreciation and Amortization	62		63		62
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	6.00%		6.00%		7.00%
Segment reporting information, Income Tax Expense (Benefit)	73		37		64
Segment reporting information, earnings (losses)	157		192		116
Segment reporting information, Percentage of Consolidated Earnings (Losses)	18.00%		14.00%		17.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	45		16		15
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	2.00%				1.00%
Segment reporting information, Assets	2,591		2,502		2,616
Segment reporting information, Percentage of Consolidated Assets	7.00%		8.00%		9.00%
Segment Reporting Information, Intersegment Revenue	108		300		327
Sempra Renewables Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	68		22		9
Segment reporting information, Percentage of Total Consolidated Revenues	1.00%
Segment reporting information, Interest Expense	22		13		7
Segment reporting information, Interest Income	6
Segment reporting information, Depreciation and Amortization	16		6		2
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	1.00%		1.00%
Segment reporting information, Income Tax Expense (Benefit)	(63)		(28)		(24)
Segment reporting information, earnings (losses)	61		7		9
Segment reporting information, Percentage of Consolidated Earnings (Losses)	7.00%		1.00%		1.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	717		248		123
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	24.00%		9.00%		6.00%
Segment reporting information, Assets	2,439		1,210		599
Segment reporting information, Percentage of Consolidated Assets	7.00%		4.00%		2.00%
Sempra Natural Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	931		1,632		2,009
Segment reporting information, Percentage of Total Consolidated Revenues	10.00%		16.00%		22.00%
Segment reporting information, Interest Expense	98		80		92
Segment reporting information, Interest Income	55		34		36
Segment reporting information, Depreciation and Amortization	93		103		96
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	9.00%		11.00%		11.00%
Segment reporting information, Income Tax Expense (Benefit)	(157)		72		44
Segment reporting information, earnings (losses)	(241)		115		71
Segment reporting information, Percentage of Consolidated Earnings (Losses)	(28.00%)		9.00%		10.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	131		157		207
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	4.00%		6.00%		10.00%
Segment reporting information, Assets	5,145		5,738		6,132
Segment reporting information, Percentage of Consolidated Assets	14.00%		17.00%		20.00%
Segment Reporting Information, Intersegment Revenue	$ 210		$ 262		$ 332

[1]	After preferred dividends.
[2]	Amount represents elimination of intercompany sale of El Dorado power plant in 2011, as we discuss in Note 14.
[3]	Revenues for reportable segments include intersegment revenues of: $8 million, $46 million, $108 million and $210 million for 2012, $6 million, $53 million, $300 million and $262 million for 2011, and $6 million, $44 million, $327 million and $332 million for 2010 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.

SEGMENT INFORMATION 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	$ 26,707	[1]	$ 25,136	[1]	$ 22,765	[1]
Assets. percentage geographical	100.00%		100.00%		100.00%
Revenues, geographical	9,647		10,036		9,003
Revenues, percentage geographical	100.00%		100.00%		100.00%
Entity-Wide Disclosure On Geographic Areas, United States [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	22,698	[1]	21,405	[1]	19,841	[1]
Assets. percentage geographical	85.00%		85.00%		87.00%
Revenues, geographical	7,711		8,521		8,504
Revenues, percentage geographical	80.00%		85.00%		94.00%
Entity-Wide Disclosure On Geographic Areas Mexico [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	2,219	[1]	2,189	[1]	2,219	[1]
Assets. percentage geographical	8.00%		9.00%		10.00%
Revenues, geographical	495		435		498
Revenues, percentage geographical	5.00%		4.00%		6.00%
Entity-Wide Disclosure On Geographic Areas, South America [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	1,790	[1]	1,542	[1]	705	[1]
Assets. percentage geographical	7.00%		6.00%		3.00%
Revenues, geographical	$ 1,441		$ 1,080		$ 1
Revenues, percentage geographical	15.00%		11.00%

[1]	Includes net property, plant and equipment and investments.

SELECTED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Loss on impairment of Rockies Express		$ 100	$ 300
Quarterly Financial Data, Loss on impairment of Rockies Express, after tax		60	179
Quarterly Financial Data, Remeasurement Gain on investments in South America							277
Quarterly Financial Data, Higher earnings from acquisition of additional interests in South America					24	11
Quarterly Financial Data, Increase in revenue from consolidation of South American utilities				338
Quarterly Financial Data, Income tax benefit related to life insurance			54
Quarterly Financial Data, Decrease in revenue from loss of DWR contract compared to corresponding quarter in prior year		164	240	175
Quarterly Financial Data, Income tax benefit related to repair expenditures	32	38
San Diego Gas and Electric Company and Subsidiary [Member]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Decrease in net income and earnings from lower revenues for incremental wildfire premiums	43
Quarterly Financial Data, Higher net income and earnings from higher allowance for equity-related AFUDC, net of interest			7	12
Quarterly Financial Data, Reduction in tax expense		43
Southern California Gas Company [Member]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Decrease in revenue from lower natural gas prices compared to corresponding quarter in prior year		83	147	163
Quarterly Financial Data, Decrease in revenue from lower natural gas volumes compared to corresponding quarter in prior year	53
Quarterly Financial Data, Lower effective tax rate	$ 45

SELECTED QUARTERLY FINANCIAL DATA 2 (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	$ 2,668		$ 2,507		$ 2,089		$ 2,383		$ 2,604		$ 2,576		$ 2,422		$ 2,434
Quarterly Financial Data, Expenses And Other Income	2,359		2,178		2,141		2,026		2,198		2,188		1,836		2,091
Quarterly Financial Data, Net Income	305		290		74		251		308		319		494		260
Quarterly Financial Data, Earnings	293		268		62		236		285		289		503		254		859	1,331	709
Quarterly Financial Data, Net Income Per Share, Basic	$ 1.26	[1]	$ 1.2	[1]	$ 0.31	[1]	$ 1.04	[1]	$ 1.28	[1]	$ 1.33	[1]	$ 2.06	[1]	$ 1.08	[1]
Quarterly Financial Data, Earnings Per Share, Basic	$ 1.21	[1]	$ 1.11	[1]	$ 0.26	[1]	$ 0.98	[1]	$ 1.19	[1]	$ 1.21	[1]	$ 2.1	[1]	$ 1.06	[1]	$ 3.56	$ 5.55	$ 2.9
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Basic	242,000	[1]	241,700	[1]	241,100	[1]	240,600	[1]	239,800	[1]	239,500	[1]	239,400	[1]	240,100	[1]	241,347	239,720	244,736
Quarterly Financial Data, Net Income Per Share, Diluted	$ 1.23	[1]	$ 1.18	[1]	$ 0.3	[1]	$ 1.02	[1]	$ 1.27	[1]	$ 1.32	[1]	$ 2.05	[1]	$ 1.08	[1]
Quarterly Financial Data, Earnings Per Share, Diluted	$ 1.18	[1]	$ 1.09	[1]	$ 0.25	[1]	$ 0.97	[1]	$ 1.18	[1]	$ 1.2	[1]	$ 2.09	[1]	$ 1.05	[1]	$ 3.48	$ 5.51	$ 2.86
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Diluted	247,600	[1]	245,800	[1]	246,300	[1]	243,800	[1]	241,800	[1]	241,900	[1]	240,800	[1]	241,900	[1]	246,693	241,523	247,942
San Diego Gas and Electric Company and Subsidiary [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	988		1,092		780		834		968		868		697		840
Quarterly Financial Data, Expenses And Other Income	796		822		611		656		699		658		584		677
Quarterly Financial Data, Operating Income	192		270		169		178		269		210		113		163
Quarterly Financial Data, Net Income	114		188		101		112		172		136		53		94
Quarterly Financial Data, (Earnings) Losses Attributable To Noncontrolling Interests	(3)		(12)		(5)		(6)		(13)		(21)		19		(4)
Quarterly Financial Data, Earnings	111		176		96		106		159		115		72		90		489	436	374
Quarterly Financial Data, Dividends on Preferred Stock	(1)		(2)		(1)		(1)		(1)		(2)		(1)		(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	110		174		95		105		158		113		71		89
Southern California Gas Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	954		728		720		880		1,040		844		876		1,056
Quarterly Financial Data, Expenses And Other Income	867		609		625		761		911		709		773		937
Quarterly Financial Data, Operating Income	87		119		95		119		129		135		103		119
Quarterly Financial Data, Net Income	99		71		54		66		79		81		60		68
Quarterly Financial Data, Earnings																	290	288	287
Quarterly Financial Data, Dividends on Preferred Stock					(1)								(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	$ 99		$ 71		$ 53		$ 66		$ 79		$ 81		$ 59		$ 68

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

SUBSEQUENT EVENT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Subsequent Event (Details) [Abstract]
Fixed Debt Instrument Principal Outstanding, Maturing 2023	$ 306
Variable Debt Instrument Principal Outstanding, Maturing 2018	$ 102
Fixed Debt Instrument Stated Pecentage Rate	6.30%
U. S. Dollar Fixed Debt Instrument Stated Pecentage Rate	4.12%
U. S. Dollar Variable Debt Instrument Stated Pecentage Rate	2.66%

SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF OPERATIONS (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule I, Condensed Financial Information of Parent, Statement of Operations [Abstract]
Schedule I, Condensed Financial Information of Parent, Interest income	$ 83	$ 109	$ 146
Schedule I, Condensed Financial Information of Parent, Interest expense	(247)	(242)	(265)
Schedule I, Condensed Financial Information of Parent, Operation and maintenance	(68)	(64)	(59)
Schedule I, Condensed Financial Information of Parent, Other income, net	66	42	65
Schedule I, Condensed Financial Information of Parent, Income tax benefits	145	82	79
Schedule I, Condensed Financial Information of Parent, Loss before equity in earnings of subsidiaries	(21)	(73)	(34)
Schedule I, Condensed Financial Information of Parent, Equity in earnings of subsidiaries, net of income taxes	880	1,404	743
Schedule I, Condensed Financial Information of Parent, Net income/earnings	$ 859	$ 1,331	$ 709
Schedule I, Condensed Financial Information of Parent, Basic earnings per common share	$ 3.56	$ 5.55	$ 2.9
Schedule I, Condensed Financial Information of Parent, Weighted average number of shares outstanding, Basic	241,347	239,720	244,736
Schedule I, Condensed Financial Information of Parent, Diluted earnings per common share	$ 3.48	$ 5.51	$ 2.86
Schedule I, Condensed Financial Information of Parent, Weighted average number of shares outstanding, Diluted	246,693	241,523	247,942

SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF COMPREHENSIVE INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Before-Tax Amount [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Net Income	$ 859	$ 1,331	$ 709
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	119	(79)	47
Schedule I, Condensed Financial Information of Parent, Reclassification To Net Income Of Foreign Currency Translation Adjustment Related To Equity Method Investments		(54)
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities		(2)	(10)
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	(4)	(20)	23
Schedule I, Condensed Financial Information of Parent, Financial Instruments	(6)	(26)	(22)
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	109	(181)	38
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	968	1,150	747
Income Tax (Expense) Benefit [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments		3
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities		1	2
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	2	8	(10)
Schedule I, Condensed Financial Information of Parent, Financial Instruments	2	10	9
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	4	22	1
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	4	22	1
Net-Of-Tax Amount [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Net Income	859	1,331	709
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	119	(76)	47
Schedule I, Condensed Financial Information of Parent, Reclassification To Net Income Of Foreign Currency Translation Adjustment Related To Equity Method Investments		(54)
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities		(1)	(8)
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	(2)	(12)	13
Schedule I, Condensed Financial Information of Parent, Financial Instruments	(4)	(16)	(13)
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	113	(159)	39
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	$ 972	$ 1,172	$ 748

SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, BALANCE SHEETS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents	$ 18	$ 11
Schedule I, Condensed Financial Information of Parent, Due from affiliates	125	112
Schedule I, Condensed Financial Information Of Parent Deferred Income Taxes Current	109
Schedule I, Condensed Financial Information of Parent, Other current assets	16	16
Schedule I, Condensed Financial Information of Parent, Total current assets	268	139
Schedule I, Condensed Financial Information of Parent, Investments in subsidiaries	12,545	12,209
Schedule I, Condensed Financial Information of Parent, Due from affiliates	1,759	1,730
Schedule I, Condensed Financial Information of Parent, Deferred income taxes	1,541	1,200
Schedule I, Condensed Financial Information of Parent, Other assets	576	548
Schedule I, Condensed Financial Information of Parent, Total assets	16,689	15,826
Liabilities and shareholders' equity:
Schedule I, Condensed Financial Information of Parent, Current portion of long-term debt	652	8
Schedule I, Condensed Financial Information of Parent, Current due to affiliates	539	1,014
Schedule I, Condensed Financial Information of Parent, Income taxes payable	26	246
Schedule I, Condensed Financial Information of Parent, Other current liabilities	260	336
Schedule I, Condensed Financial Information of Parent, Total current liabilities	1,477	1,604
Schedule I, Condensed Financial Information of Parent, Long-term debt	4,409	3,957
Schedule I, Condensed Financial Information of Parent, Other long-term liabilities	521	490
Schedule I, Condensed Financial Information of Parent, Shareholders' equity	10,282	9,775
Schedule I, Condensed Financial Information of Parent, Total liabilities and shareholders' equity	$ 16,689	$ 15,826

SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, CASH FLOWS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule I, Condensed Financial Information of Parent, Cash Flows [Abstract]
Schedule I, Condensed Financial Information of Parent, Net cash (used in) provided by operating activities	$ (809)	$ (287)	$ 218
Schedule I, Condensed Financial Information of Parent, Dividends received from subsidiaries	250	50	100
Schedule I, Condensed Financial Information of Parent, Expenditures for property, plant and equipment	(1)	(2)	(1)
Schedule I, Condensed Financial Information of Parent, Purchase of trust assets	(6)	(7)
Schedule I, Condensed Financial Information of Parent, Proceeds from sales by trust	10	12	11
Schedule I, Condensed Financial Information Of Parent, Capital Contribution To Subsidiary		(200)
Schedule I, Condensed Financial Information of Parent, (Increase) decrease in loans to affiliates, net	(33)	82	1,204
Schedule I, Condensed Financial Information of Parent, Cash (used in) provided by investing activities	220	(65)	1,314
Schedule I, Condensed Financial Information of Parent, Common stock dividends paid	(550)	(440)	(364)
Schedule I, Condensed Financial Information of Parent, Issuances of common stock	78	28	40
Schedule I, Condensed Financial Information of Parent, Repurchases of common stock	(16)	(18)	(502)
Schedule I, Condensed Financial Information of Parent, Issuances of long-term debt	1,100	799	40
Schedule I, Condensed Financial Information of Parent, Payments on long-term debt	(8)	(24)	(565)
Schedule I, Condensed Financial Information of Parent, (Decrease) increase in loans from affiliates, net		(136)	(40)
Schedule I, Condensed Financial Information of Parent, Other	(8)	(3)	9
Schedule I, Condensed Financial Information of Parent, Cash provided by (used in) financing activities	596	206	(1,382)
Schedule I, Condensed Financial Information of Parent, (Decrease) increase in cash and cash equivalents	7	(146)	150
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents, Beginning of period	11	157	7
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents, End of period	$ 18	$ 11	$ 157

SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, FOOTNOTES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	$ 5,069	$ 3,974
Schedule I, Condensed Financial Information of Parent, Current portion of long-term debt	(652)	(8)
Schedule I, Condensed Financial Information of Parent, Unamortized discount on long-term debt	(8)	(9)
Schedule I, Condensed Financial Information of Parent, Long-term debt	4,409	3,957
Schedule I, Condensed Financial Information of Parent, Footnotes [Abstract]
Schedule I, Condensed Financial Information of Parent, Other Income, Net, Gain (Loss) on Investments	41	22	35
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in next twelve months	650
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year two	800
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year four	750
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year five	600
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal after year five	2,300
Schedule I, Condensed Financial Information of Parent, Long-term debt, due February 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	400	400
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.00%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due November 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	250	250
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	8.90%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due March 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.00%
Schedule I, Condensed Financial Information of Parent, Variable rate notes, due March 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	300	300
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	1.07%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due June 2018 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.15%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due February 2019 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	9.80%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due October 2039 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	750	750
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.00%
Schedule I, Condensed Financial Information of Parent, Employee Stock Ownership Plan Bonds, Variable Rates On Demand, Due November 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding		8
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage		0.40%
Schedule I, Condensed Financial Information of Parent, Market Value Adjustment For Interest Rate Swaps, Net [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Market value adjustment for interest rate swap	19	16
Schedule I Condensed Financial Information of Parent, Variable Rate Notes Due November 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	8.05%
Schedule I Condensed Financial Information of Parent, Variable Rate Notes Due June 2016 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	4.64%
Schedule I Condensed Financial Information of Parent, Long-term debt, due June 2016 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	750	750
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.50%
Schedule I Condensed Financial Information of Parent Long Term Debt Due April 2017 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	600
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.30%
Schedule I Condensed Financial Information of Parent LongTerm Debt Due October 2022 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	$ 500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.88%